UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           JAMES R. SCHMANK, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [sec]3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
                            June 30, 2003

SBL FUND

                            o Series A (Equity Series)

                            o Series B (Large Cap Value Series)

                            o Series C (Money Market Series)

                            o Series D (Global Series)

                            o Series E (Diversified Income Series)

                            o Series G (Large Cap Growth Series)

                            o Series H (Enhanced Index Series)

                            o Series I (International Series)

                            o Series J (Mid Cap Growth Series)

                            o Series N (Managed Asset Allocation Series)

                            o Series O (Equity Income Series)

                            o Series P (High Yield Series)

                            o Series Q (Small Cap Value Series)

                            o Series S (Social Awareness Series)

                            o Series T (Technology Series)

                            o Series V (Mid Cap Value Series)

                            o Series W (Main Street Growth and Income(R) Series)

                            o Series X (Small Cap Growth Series)

                            o Series Y (Select 25 Series)

                                           SECURITY DISTRIBUTORS, INC.
[LOGO OF SECURITY DISTRIBUTORS, INC. (R)] A Member of The Security Benefit
                                           Group of Companies

                                    SBL FUND
                                  JUNE 30, 2003
                               SEMI-ANNUAL REPORT

                                TABLE OF CONTENTS

Chairman's Letter .........................................................    2
President's Letter ........................................................    3
Series Q (Small Cap Value Series) .........................................    4
Series V (Mid Cap Value Series) ...........................................    8
Series E (Diversified Income Series) ......................................   11
Series P (High Yield Series) ..............................................   16
Series C (Money Market Series) ............................................   24
Series O (Equity Income Series) ...........................................   27
Series N (Managed Asset Allocation Series) ................................   31
Series B (Large Cap Value Series) .........................................   49
Series Y (Select 25 Series) ...............................................   52
Series W (Main Street Growth & Income(R)Series) ...........................   54
Series A(Equity Series) ...................................................   63
Series D (Global Series) ..................................................   66
Series H (Enhanced Index Series) ..........................................   70
Series S (Social Awareness Series) ........................................   79
Series J (Mid Cap Growth Series) ..........................................   82
Series G (Large Cap Growth Series) ........................................   86
Series T (Technology Series) ..............................................   89
Series I (International Series) ...........................................   91
Series X (Small Cap Growth Series) ........................................   94
Statements of Assets and Liabilities ......................................   98
Statements of Operations ..................................................  102
Statements of Changes in Net Assets .......................................  106
Financial Highlights ......................................................  114
Notes to Financial Statements .............................................  125
Director Disclosure .......................................................  134

[LOGO OF THE SECURITY BENEFIT GROUP OF COMPANIES(SM) (R)] THE SECURITY BENEFIT
                                                          GROUP OF COMPANIES(SM)

--------------------------------------------------------------------------------

CHAIRMAN'S LETTER
August 15, 2003

[PHOTO OF JOHN CLELAND]
     John Cleland
 Chairman of the Board

TO OUR CONTRACTHOLDERS:

The first six months of 2003 marked a dramatic turnaround in the performance of the equity markets. All the major indices produced positive returns, led by the technology- heavy NASDAQ index. Our equity portfolios reflected the broad market's resurgence with strong performances from several of the Series, including Large Cap Growth (12.20%), Small Cap Value (15.84%) and Mid Cap Value (24.84%).(1)

The fixed income markets continued to be characterized by extremely tight spreads across both maturity and quality as interest rates remained at historically low levels. This meant that earning a modest coupon return was reasonably good performance for investors seeking the relative security of the fixed income markets.

As we look across the remainder of the year, we expect continued positive performance from the equity markets. The attitude of investors, it seems to us, has changed from one of pessimism to one of guarded optimism. While the situation in Iraq continues to be unstable, the absence of a prolonged and drawn-out major ground war has been a relief. The global economy continues to struggle, but for the first time we are beginning to see signs of a pick-up in capital spending. This is a much-needed catalyst for continued market expansion, as we can't continue to depend entirely on the consumer-led housing sector for further appreciation.

The absence of any indication of an increase in inflation continues to suggest that interest rates will remain at historically low levels. Depending upon the level and timing of an upsurge in overall economic activity, there is a distinct possibility of one final cut in short-term interest rates by the Federal Reserve later in the year. All of this would suggest to us that the long-term outlook for investors has dramatically changed. There are still major concerns largely centered on the strength of an economic recovery and what it means for corporate earnings growth in the second half of the year. But on balance we believe that this will work itself out in a way generally favorable to the markets.

We continue to advocate an investment strategy centered on the dollar cost averaging(2) approach utilizing regular investments in a diversified portfolio of assets to generate maximum long-term growth opportunities.

As always we thank you for your investment with us and invite your questions and comments.

Sincerely,

/s/ John Cleland

John Cleland
Chairman, the Security Funds

(1) Performance figures are for the six months ended June 30, 2003 and do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a series of SBL Fund are available only through the purchase of such products.

(2) Dollar cost averaging does not assure a profit and does not protect against loss in a declining market.

--------------------------------------------------------------------------------

PRESIDENT'S LETTER
August 15, 2003

[PHOTO OF JAMES R.SCHMANK,]
     James R.Schmank,
         President

TO OUR SBL FUND INVESTORS:

COULD IT GET ANY WORSE?

It is difficult for most of us to remember a time with so much turmoil in the world's financial markets. One major event after another has buffeted the fragile markets - from terrorism, to war, to global economic weakness, to corporate scandals. Each of these has impacted investment returns, resulting in three consecutive calendar years of negative equity market returns and marginal performance from fixed income securities. In this environment it is hard to resist the urge to cash in investments, vowing never again to have confidence in the markets.

STAY THE COURSE

We stand by our conviction in the importance of developing a prudent long-term investment strategy and sticking to it. In fact, we expect to see many of our investors who have done just that to be rewarded as investments made during these difficult times grow as the markets recover.

The first six months of 2003 are a testament to these beliefs. The start of the year seemed bleak with the pending and eventual war in Iraq continuing to weigh on the markets. However, optimism began to grow as the war was quickly concluded and the markets staged a meaningful recovery. By June 30, 2003, the S&P 500 index was up almost 12%, with technology indexes up over 20%. Those who altered their long-term investment strategy may have missed some of this positive recovery that occurred over a very short period.

As I have stated before, our message to investors is:

   1. Develop a plan and stay with it
   2. Maintain a broad, diversified portfolio
   3. Systematically buy into the market
   4. Consult your financial representative

LOOKING FORWARD

While still volatile, we believe overall market conditions are favorable for investment results. We have the lowest interest rate environment in 45 years, strong fiscal policy providing immediate and longer-term tax benefits, a robust housing market and a gradually improving economy. We believe returns from fixed income securities will reflect current low interest rates in this environment, but expect equities to produce positive returns in line with historic averages. Day to day there will be distractions, but over the long haul, history has always shown the merits of a diversified long-term oriented strategy.

We appreciate your continued confidence in the Security Fund family. We are working hard to deliver sound investment results to earn your continued support.

Sincerely,

/s/ James R. Schmank

James R. Schmank

--------------------------------------------------------------------------------

                                    SERIES Q

                             SMALL CAP VALUE SERIES

                             STRONG [LOGO OF STRONG]

                                     SUBADVISOR,
                             STRONG CAPITAL MANAGEMENT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES Q (SMALL CAP VALUE)

                                                     NUMBER           MARKET
COMMON STOCKS                                       OF SHARES         VALUE
-------------------------------------------------------------------------------
ADVERTISING - 1.3%
R. H. Donnelley Corporation*(1) ..............        20,900        $  762,223

AEROSPACE & DEFENSE - 1.0%
Armor Holdings, Inc.*(1) .....................        42,500           569,500

AIR FREIGHT & COURIERS - 0.6%
EGL, Inc.*(1) ................................        24,500           372,400

AIRLINES - 0.5%
Linea Aerea Nacional Chile S.A. ADR ..........        39,000           312,000

APPAREL & ACCESSORIES - 0.4%
DHB Industries, Inc.* ........................        55,900           228,631

APPAREL RETAIL - 1.4%
American Eagle Outfitters, Inc.*(1) ..........        24,400           442,128
Too, Inc.*(1) ................................        18,200           368,550
                                                                    ----------
                                                                       810,678
APPLICATION SOFTWARE - 1.0%
Eclipsys Corporation*(1) .....................         6,900            72,036
Evans & Sutherland Computer Corporation* .....        33,200           188,576
JDA Software Group, Inc.*(1) .................        30,000           335,700
                                                                    ----------
                                                                       596,312
AUTO PARTS & EQUIPMENT - 1.2%
Dura Automotive Systems, Inc.* ...............        48,000           454,080
Tower Automotive, Inc.* ......................        60,500           221,430
                                                                    ----------
                                                                       675,510
BANKS - 1.0%
Hibernia Corporation .........................        30,290           550,066

BIOTECHNOLOGY - 0.8%
OraSure Technologies, Inc.*(1) ...............        59,913           446,951

BREWERS - 0.4%
Adolph Coors Company (Cl. B) .................         4,705           230,451

BUILDING PRODUCTS - 0.7%
Royal Group Technologies, Ltd.* ..............        23,900           170,407
York International Corporation ...............         9,700           226,980
                                                                    ----------
                                                                       397,387
CATALOG RETAIL - 0.2%
J. Jill Group, Inc.*(1) ......................         7,400           124,616

COMMODITY CHEMICALS - 0.9%
Calgon Carbon Corporation ....................        94,200           541,650

COMPUTER STORAGE & PERIPHERALS - 0.7%
Iomega Corporation* ..........................        40,000           424,000

CONSTRUCTION & ENGINEERING - 2.8%
Chicago Bridge & Iron Company N.V. ...........        70,900         1,608,012

CONSTRUCTION MATERIALS - 0.5%
U.S. Concrete, Inc.* .........................        72,000           276,480

CONSUMER FINANCE - 1.0%
World Acceptance Corporation* ................        36,700           597,476

DATA PROCESSING SERVICES - 1.7%
Lightbridge, Inc.* ...........................        52,400           459,024
Pegasus Solutions, Inc.*(1) ..................        30,790           500,338
                                                                    ----------
                                                                       959,362
DIVERSIFIED CHEMICALS - 1.1%
FMC Corporation* .............................        28,600           647,218

DIVERSIFIED COMMERCIAL SERVICES - 2.0%
ABM Industries, Inc. .........................        18,470           284,438
Navigant Consulting, Inc.* ...................        47,870           567,259
Wackenhut Corrections Corporation* ...........        20,970           287,499
                                                                    ----------
                                                                     1,139,196
DIVERSIFIED FINANCIAL SERVICES - 0.4%
LaBranche & Company, Inc. ....................        10,900           225,521

ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
Encore Wire Corporation* .....................        45,400           431,300

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
Celestica, Inc.*(1) ..........................        21,900           345,144
Coherent, Inc.* ..............................        23,050           545,824
OSI Systems, Inc.* ...........................        17,800           285,868
Richardson Electronics, Ltd. .................         9,600            77,760
Rofin-Sinar Technologies, Inc.* ..............         9,300           130,758
                                                                    ----------
                                                                     1,385,354
EMPLOYMENT SERVICES - 0.8%
Gevity HR, Inc. ..............................        11,300           133,566
Kforce, Inc.* ................................        67,660           326,798
                                                                    ----------
                                                                       460,364
ENVIRONMENTAL SERVICES - 0.9%
Headwaters, Inc.* ............................        34,600           508,274

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.6%
Agrium, Inc. .................................        83,140           911,214

FOOTWEAR - 0.6%
Wolverine World Wide, Inc. ...................        18,400           354,384

GENERAL MERCHANDISE STORES - 0.3%
ShopKo Stores, Inc.*(1) ......................        14,300           185,900

GOLD - 6.5%
Glamis Gold, Ltd.* ...........................       120,300         1,379,841
Goldcorp, Inc. ...............................        69,100           829,200
Harmony Gold Mining Company, Ltd. ADR(1) .....        70,400           948,288
Meridian Gold, Inc.*(1) ......................        48,200           553,818
                                                                    ----------
                                                                     3,711,147
HEALTH CARE DISTRIBUTORS & SERVICES - 3.2%
Gentiva Health Services, Inc.* ...............        28,100           252,900
Healthcare Services Group, Inc.* .............        19,292           277,226
IDX Systems Corporation*(1) ..................        44,800           695,296
Omnicare, Inc.(1) ............................        12,300           415,617
US Oncology, Inc.* ...........................        26,600           196,574
                                                                    ----------
                                                                     1,837,613

--------------------------------------------------------------------------------
                                       5  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES Q (SMALL CAP VALUE) (CONTINUED)

                                                     NUMBER           MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT - 1.3%
Allied Healthcare Products, Inc.* ............        23,200        $   82,824
Applera Corporation - Applied
   Biosystems Group(1) .......................        34,900           664,147
                                                                    ----------
                                                                       746,971
HEALTH CARE FACILITIES - 2.6%
Beverly Enterprises, Inc.* ...................       161,000           563,500
Manor Care, Inc.*(1) .........................        38,250           956,633
                                                                    ----------
                                                                     1,520,133
HOMEBUILDING - 0.1%
Clayton Homes, Inc. ..........................         5,010            62,875

INDUSTRIAL CONGLOMERATES - 0.8%
Allete, Inc.(1) ..............................        17,100           454,005

INDUSTRIAL MACHINERY - 1.7%
Robbins & Myers, Inc. ........................        13,700           253,450
Unova, Inc.* .................................        62,600           694,860
                                                                    ----------
                                                                       948,310
INTERNET RETAIL - 0.5%
Overstock.com, Inc.* .........................         5,600            81,256
Stamps.com, Inc.* ............................        40,200           192,960
                                                                    ----------
                                                                       274,216
INTERNET SOFTWARE & SERVICES - 2.2%
EarthLink, Inc.* .............................       106,510           840,364
Net2Phone, Inc.* .............................        97,000           420,010
                                                                    ----------
                                                                     1,260,374
IT CONSULTING & SERVICES - 0.6%
MPS Group, Inc.* .............................        52,375           360,340

LIFE & HEALTH INSURANCE - 1.1%
Phoenix Companies, Inc. ......................        23,900           215,817
Unumprovident Corporation ....................        30,000           402,300
                                                                    ----------
                                                                       618,117
MARINE - 0.5%
OMI Corporation* .............................        47,300           291,368

METAL & GLASS CONTAINERS - 1.3%
Constar International, Inc.* .................        35,800           271,722
Intertape Polymer Group, Inc.* ...............        82,900           493,255
                                                                    ----------
                                                                       764,977
NETWORKING EQUIPMENT - 0.5%
Black Box Corporation(1) .....................         8,350           302,270

OIL & GAS DRILLING - 3.0%
Grey Wolf, Inc.* .............................        24,200            97,768
Helmerich & Payne, Inc. ......................        21,130           616,996
Parker Drilling Company* .....................        13,600            39,576
Pride International, Inc.*(1) ................        37,300           701,986
Transocean, Inc.* ............................        12,800           281,216
                                                                    ----------
                                                                     1,737,542
OIL & GAS EQUIPMENT & SERVICES - 7.4%
BJ Services Company*(1) ......................         9,700           362,392
Global Industries, Ltd.* .....................       133,200           642,024
Key Energy Services, Inc.* ...................        84,850           909,592
Matrix Service Company* ......................        17,100           293,778
Newpark Resources, Inc.* .....................        81,060           444,209
Oceaneering International, Inc.* .............        18,700           477,785
Petroleum Helicopters, Inc. (Voting)* ........         5,400           170,370
Petroleum Helicopters, Inc. (Non-voting)* ....        10,850           327,128
Smith International, Inc.*(1) ................        11,600           426,184
Willbros Group, Inc.* ........................        20,400           211,956
                                                                    ----------
                                                                     4,265,418
OIL & GAS EXPLORATION & PRODUCTION - 8.4%
Forest Oil Corporation* ......................        50,100         1,258,512
McMoRan Exploration Company*(1) ..............        32,785           365,225
Newfield Exploration Company* ................         9,200           345,460
Noble Energy, Inc. ...........................        19,700           744,660
PetroQuest Energy, Inc.* .....................        24,900            58,515
Pioneer Natural Resources Company* ...........        10,500           274,050
Range Resources Corporation* .................       144,800           907,896
Remington Oil & Gas Corporation* .............        14,600           268,348
Stone Energy Corporation* ....................        14,100           591,072
                                                                    ----------
                                                                     4,813,738
OIL & GAS REFINING & MARKETING - 0.2%
Greka Energy Corporation* ....................        17,800           103,044

PACKAGED FOODS - 0.8%
Del Monte Foods Company* .....................        52,760           466,398

PAPER PACKAGING - 1.0%
Chesapeake Corporation .......................        26,800           585,580

PAPER PRODUCTS - 0.8%
Wausau-Mosinee Paper Corporation .............        42,400           474,880

PHARMACEUTICALS - 1.6%
Andrx Corporation*(1) ........................        32,600           648,740
Discovery Partners International* ............        57,100           253,524
                                                                    ----------
                                                                       902,264
PRECIOUS METALS & MINERALS - 2.1%
Apex Silver Mines, Ltd.* .....................        81,700         1,205,075

PROPERTY & CASUALTY INSURANCE - 2.6%
Endurance Specialty Holdings, Ltd. ...........        10,100           301,485
Mercury General Corporation ..................        25,800         1,177,770
                                                                    ----------
                                                                     1,479,255
REAL ESTATE INVESTMENT TRUSTS - 0.4%
American Financial Realty Trust ..............        15,500           231,105

SEMICONDUCTOR EQUIPMENT - 0.3%
Credence Systems Corporation* ................        16,900           143,143

--------------------------------------------------------------------------------
                                       6  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES Q (SMALL CAP VALUE) (CONTINUED)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                    NUMBER            MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES          VALUE
-------------------------------------------------------------------------------
SEMICONDUCTORS - 0.4%
Cirrus Logic, Inc.* ..........................        59,900       $   240,798
TriQuint Semiconductor, Inc.* ................         4,000            16,640
                                                                   -----------
                                                                       257,438
SPECIALTY CHEMICALS - 2.2%
H.B. Fuller Company ..........................        12,500           275,250
OM Group, Inc.(1) ............................        36,200           533,226
PolyOne Corporation ..........................        96,600           429,870
                                                                   -----------
                                                                     1,238,346
SPECIALTY STORES - 2.6%
Barbeques Galore, Ltd. ADR ...................        15,700            41,448
Foot Locker, Inc. ............................        32,200           426,650
Pep Boys - Manny Moe & Jack ..................         7,200            97,272
Sharper Image Corporation*(1) ................        34,900           951,723
                                                                   -----------
                                                                     1,517,093
STEEL - 5.4%
Carpenter Technology Corporation .............        28,000           436,800
Cleveland-Cliffs, Inc.* ......................         5,900           105,315
GrafTech International, Ltd.* ................        56,000           305,200
Ipsco, Inc. ..................................        59,700           638,790
Roanoke Electric Steel Corporation ...........        14,600           109,354
Steel Dynamics, Inc.* ........................        60,660           831,042
United States Steel Corporation(1) ...........        39,740           650,544
Webco Industries, Inc.* ......................         5,000            13,750
                                                                   -----------
                                                                     3,090,795
TRUCKING - 0.6%
Covenant Transport, Inc.* ....................        19,700           334,900

UNIT INVESTMENT TRUST - 0.4%
iShares Russell 2000 Index Fund ..............         1,120            99,568
iShares Russell 2000 Value Index Fund ........           810           104,490
                                                                   -----------
                                                                       204,058
                                                                   -----------
  Total common stocks - 92.1% ..............                        52,935,218

REPURCHASE AGREEMENT - 8.6%
---------------------------

State Street, 0.25%, 07-01-03
  (Collateralized by FHLMC, 2.56%,
  09-10-04 with a market value
  of $5,074,517) ...........................      $4,970,499         4,970,499
                                                                   -----------
  Total investments - 100.7% ...............                        57,905,717
  Liabilities, less cash & other
    assets - (0.7%) ........................                          (420,917)
                                                                   -----------
  Total net assets - 100.0% ................                       $57,484,800
                                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1)Security underlying outstanding written option contracts.

--------------------------------------------------------------------------------
                                       7  See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES V

                              MID CAP VALUE SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES V (MID CAP VALUE)

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER            MARKET
CONVERTIBLE BONDS                                 OF SHARES           VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS
Hollis-Eden Pharmaceuticals, Inc.,
  7.50% - 2006 ...............................    $1,000,000       $ 2,180,719
Ligand Pharmaceuticals, 6.00% - 2007 .........    $1,000,000         2,302,500
                                                                   -----------
  Total convertible bonds - 2.6% .............                       4,483,219

PREFERRED STOCK - 0.2%
----------------------
DIVERSIFIED METALS & MINING
Arch Coal, Inc., 5.00% .......................         5,200           348,400

COMMON STOCKS
-------------
AGRICULTURAL PRODUCTS - 2.2%
Archer-Daniels-Midland Company ...............       303,000         3,899,610

AIR FREIGHT & COURIERS - 1.2%
Airnet Systems, Inc.* ........................       182,000           737,100
Stonepath Group, Inc.* .......................       520,000         1,378,000
                                                                   -----------
                                                                     2,115,100
APPLICATION SOFTWARE - 0.8%
Lightspan, Inc.* .............................       436,150           295,710
Ulticom, Inc.* ...............................       110,500         1,049,750
                                                                   -----------
                                                                     1,345,460
AUTO PARTS & EQUIPMENT - 0.1%
Motorcar Parts & Accessories, Inc.* ..........        54,000           167,400

BANKS - 2.5%
Iberiabank Corporation .......................        21,400         1,044,320
Wilmington Trust Corporation .................        39,000         1,144,650
Zions Bancorporation .........................        42,000         2,125,620
                                                                   -----------
                                                                     4,314,590
BIOTECHNOLOGY - 0.9%
Protein Design Labs, Inc.*(1) ................        96,000         1,342,080
Serologicals Corporation* ....................        22,500           306,675
                                                                   -----------
                                                                     1,648,755
BROADCASTING & CABLE TV - 0.2%
Cinar Corporation (Cl. B)* ...................       118,000           324,500

BUILDING PRODUCTS - 0.1%
Griffon Corporation* .........................         7,500           120,000

CATALOG RETAIL - 1.9%
Coldwater Creek, Inc.* .......................       275,000         3,390,750

CONSTRUCTION & ENGINEERING - 8.1%
Chicago Bridge & Iron Company N.V. ...........       272,400         6,178,032
Dycom Industries, Inc.* ......................        42,000           684,600
Quanta Services, Inc.* .......................       380,000         2,698,000
Shaw Group, Inc.* ............................       385,000         4,639,250
                                                                   -----------
                                                                    14,199,882
DIVERSIFIED COMMERCIAL SERVICES - 1.0%
Angelica Corporation .........................       100,000         1,695,000

DIVERSIFIED FINANCIAL SERVICES - 4.4%
A.G. Edwards, Inc. ...........................        74,000         2,530,800
American Capital Strategies, Ltd. ............       140,000         3,491,600
Jefferies Group, Inc. ........................        35,000         1,742,650
                                                                   -----------
                                                                     7,765,050
DIVERSIFIED METALS & MINING - 2.9%
Arch Coal, Inc. ..............................       128,000         2,941,440
Phelps Dodge Corporation* ....................        50,000         1,917,000
Usec, Inc. ...................................        25,400           178,308
                                                                   -----------
                                                                     5,036,748
ELECTRIC UTILITIES - 6.5%
Black Hills Corporation ......................        95,100         2,919,570
KFX, Inc.* ...................................       840,000         3,259,200
Pinnacle West Capital Corporation(1) .........        20,500           767,725
PNM Resources, Inc. ..........................        12,200           326,350
Unisource Energy Corporation .................       220,000         4,136,000
                                                                   -----------
                                                                    11,408,845
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
Maxwell Technologies, Inc.* ..................       343,200         1,976,832
Powell Industries, Inc.* .....................       101,700         1,488,888
                                                                   -----------
                                                                     3,465,720
EMPLOYMENT SERVICES - 1.0%
Labor Ready, Inc.* ...........................       234,000         1,677,780

ENVIRONMENTAL SERVICES - 2.0%
Republic Services, Inc. ......................        60,000         1,360,200
TRC Companies, Inc. ..........................       144,000         2,125,440
                                                                   -----------
                                                                     3,485,640
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.9%
Potash Corporation of Saskatchewan, Inc. .....        50,600         3,238,400

FOOTWEAR - 1.5%
Brown Shoe Company, Inc. .....................        90,000         2,682,000

HEALTH CARE DISTRIBUTORS & SERVICES - 0.7%
NDCHealth Corporation ........................        66,000         1,211,100

HEALTH CARE EQUIPMENT - 0.5%
Inamed Corporation*(1) .......................        17,900           961,051

HOME ENTERTAINMENT SOFTWARE - 0.4%
Midway Games, Inc.* ..........................       205,000           744,150

HOME FURNISHINGS - 1.7%
Furniture Brands International, Inc.* ........        32,700           853,470
Mohawk Industries, Inc.* .....................        19,500         1,082,835
Stanley Furniture Company, Inc. ..............        39,550         1,084,066
                                                                   -----------
                                                                     3,020,371
INDUSTRIAL MACHINERY - 1.8%
SPX Corporation* .............................        64,000         2,819,840
Valmont Industries ...........................        12,800           251,008
                                                                   -----------
                                                                     3,070,848

--------------------------------------------------------------------------------
                                       9  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES V (MID CAP VALUE) (CONTINUED)

                                                    PRINCIPAL
                                                    AMOUNT OR
                                                     NUMBER           MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
-------------------------------------------------------------------------------
INTEGRATED OIL & GAS - 2.4%
Murphy Oil Corporation .......................        80,000      $  4,208,000

IT CONSULTING & SERVICES - 6.9%
Acxiom Corporation*(1) .......................       300,000         4,527,000
Computer Sciences Corporation ................       150,000         5,718,000
Keane, Inc.* .................................       135,000         1,840,050
                                                                  ------------
                                                                    12,085,050
MARINE - 0.8%
Frontline, Ltd. ..............................        55,000           782,100
OMI Corporation* .............................       101,500           625,240
                                                                  ------------
                                                                     1,407,340
MULTI-UTILITIES - 1.7%
Williams Companies, Inc. .....................       377,000         2,978,300

NETWORKING EQUIPMENT - 2.4%
Adaptec, Inc.* ...............................       540,000         4,201,200

OIL & GAS DRILLING - 4.0%
Nabors Industries, Ltd.* .....................        56,000         2,214,800
Pride International, Inc.* ...................        55,000         1,035,100
Transocean, Inc.* ............................       168,000         3,690,960
                                                                  ------------
                                                                     6,940,860
OIL & GAS EQUIPMENT & SERVICES - 4.4%
Key Energy Services, Inc.* ...................       290,000         3,108,800
Newpark Resources, Inc.* .....................       232,500         1,274,100
Tidewater, Inc. ..............................       109,500         3,216,015
                                                                  ------------
                                                                     7,598,915
OIL & GAS EXPLORATION & PRODUCTION - 2.8%
Devon Energy Corporation .....................        20,700         1,105,380
Evergreen Resources, Inc.* ...................        67,000         3,638,770
Forest Oil Corporation* ......................         3,900            97,968
                                                                  ------------
                                                                     4,842,118
OIL & GAS REFINING & MARKETING - 1.1%
TransMontaigne, Inc.* ........................       285,000         1,846,800

PACKAGED FOODS - 3.3%
Hain Celestial Group, Inc.* ..................       110,000         1,758,900
Hormel Foods Corporation .....................       167,000         3,957,900
                                                                  ------------
                                                                     5,716,800
PAPER PACKAGING - 1.0%
Sonoco Products Company ......................        75,000         1,801,500

PHARMACEUTICALS - 2.4%
Hollis-Eden Pharmaceuticals, Inc.* ...........        70,176           886,323
Ligand Pharmaceuticals, Inc. (Cl. B)* ........       243,200         3,305,088
                                                                  ------------
                                                                     4,191,411
PROPERTY & CASUALTY INSURANCE - 4.4%
MBIA, Inc. ...................................        21,000         1,023,750
W.R. Berkley Corporation .....................       125,000         6,587,500
                                                                  ------------
                                                                     7,611,250
RESTAURANTS - 0.6%
Checkers Drive-In Restaurants, Inc.* .........        92,000         1,052,480
SEMICONDUCTORS - 2.2%
IXYS Corporation* ............................       270,000         2,151,900
Monolithic System Technology, Inc.* ..........       180,000         1,630,800
                                                                  ------------
                                                                     3,782,700
SPECIALTY CHEMICALS - 0.7%
Material Sciences Corporation ................        57,000           552,900
Minerals Technologies, Inc. ..................        15,000           729,900
                                                                  ------------
                                                                     1,282,800
SPECIALTY STORES - 0.8%
Linens 'n Things, Inc.* ......................        60,000         1,416,600

TELECOMMUNICATIONS EQUIPMENT - 6.2%
Advanced Fibre Communications, Inc.* .........        97,000         1,578,190
Arris Group, Inc.* ...........................       285,000         1,413,600
Avanex Corporation* ..........................     1,572,400         6,289,600
Ciena Corporation* ...........................       300,000         1,557,000
EFJ, Inc.* ...................................        15,000            24,000
                                                                  ------------
                                                                    10,862,390
TRUCKING - 1.9%
Covenant Transport, Inc.* ....................        96,300         1,637,100
SCS Transportation, Inc.* ....................        11,000           138,930
Swift Transportation Company, Inc.*(1) .......        80,000         1,489,600
                                                                  ------------
                                                                     3,265,630
                                                                  ------------
  Total common stocks - 96.3% ................                     168,080,894

WARRANTS - 0.2%
--------------
KFX, Inc. ....................................       168,000           329,460

U.S. GOVERNMENT & AGENCIES
--------------------------
Federal Home Loan Bank,
  0.96%, 07-08-03 ............................    $1,300,000         1,299,757
Federal National Mortgage Association,
  1.00%, 07-02-03 ............................    $  900,000           899,975
                                                                  ------------
  Total U.S. government & agencies - 1.3% ....                       2,199,732

REPURCHASE AGREEMENT - 0.1%
---------------------------
United Missouri Bank, 0.82%, 07-01-03
  (Collateralized by FHLB, 07-09-03
  with a value of $210,000) ..................    $  205,000           205,000
                                                                  ------------
  Total investments - 100.7% .................                     175,646,705
  Liabilities, less cash & other
    assets - (0.7%) ..........................                      (1,212,969)
                                                                  ------------
  Total net assets - 100.0% ..................                    $174,433,736
                                                                  ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

--------------------------------------------------------------------------------
                                       10  See accompanying notes.

                                    SERIES E

                            DIVERSIFIED INCOME SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME)

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER           MARKET
PREFERRED STOCK                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
BANKING - 0.7%
JP Morgan Chase Capital,
  5.875% - 2033 ..............................        52,000      $  1,300,000

CORPORATE BONDS
---------------
AEROSPACE & DEFENSE - 0.8%
Eaton Corporation,
  5.75% - 2012 ...............................    $  625,000           683,426
United Technologies Corporation,
  6.35% - 2011 ...............................    $  650,000           753,660
                                                                  ------------
                                                                     1,437,086
AIRLINES - 1.7%
Continental Airlines,
  7.434% - 2006 ..............................    $  650,000           573,507
Delta Airlines, 7.57% - 2010 .................    $  650,000           668,565
Qantas Airways, 5.125% - 2013 ................    $1,200,000         1,176,608
Southwest Airlines Company,
  7.875% - 2007 ..............................    $  700,000           817,879
                                                                  ------------
                                                                     3,236,559
BANKING - 3.7%
Abbey National plc,
  6.69% - 2005 ...............................    $  725,000           803,087
Bank of America Corporation,
  7.80% - 2010 ...............................    $  650,000           801,401
Bank of New York, Inc.,
  6.50% - 2003 ...............................    $   25,000            25,557
BCH Cayman Islands, Ltd.,
  7.70% - 2006 ...............................    $  700,000           796,337
Den Danske Bank,
  7.40% - 2010(1) ............................    $  800,000           930,666
KeyBank N.A., 7.00% - 2011 ...................    $  700,000           830,004
PNC Funding Corporation,
  7.75% - 2004 ...............................    $  600,000           637,173
Regions Financial Corporation,
  7.00% - 2011 ...............................    $1,000,000         1,193,219
Washington Mutual Capital I,
  8.375% - 2027 ..............................    $  700,000           827,703
                                                                  ------------
                                                                     6,845,147
BASIC INDUSTRY - OTHER - 0.6%
Pioneer Hi Bred International,
  Inc., 5.75% - 2009 .........................    $1,000,000         1,137,180

BEVERAGES - 1.2%
Anheuser-Busch Companies, Inc., 7.10% - 2007 .    $  775,000           815,741
Coca-Cola Company,
  5.75% - 2011 ...............................    $  650,000           739,600
Fosters Brewing Group,
  6.875% - 2011 ..............................    $  650,000           768,605
                                                                  ------------
                                                                     2,323,946
BROKERAGE - 1.8%
Credit Suisse First Boston USA, Inc.,
  6.125% - 2011 ..............................    $  600,000           672,140
Goldman Sachs Group, Inc.,
  6.125% - 2033 ..............................       600,000           643,425
Legg Mason, Inc., 6.75% - 2008 ...............       650,000           744,606
Merrill Lynch & Company,
  5.70% - 2004 ...............................       650,000           667,097
Waddell & Reed Financial, Inc.,
  7.50% - 2006 ...............................       650,000           709,181
                                                                  ------------
                                                                     3,436,449
BUILDING MATERIALS - 1.0%
Masco Corporation,
  5.875% - 2012 ..............................       600,000           666,317
Vulcan Materials Company,
  5.75% - 2004 ...............................     1,100,000         1,134,791
                                                                  ------------
                                                                     1,801,108
CHEMICALS - 0.7%
PPG Industries Inc., 7.40% - 2019 ............       650,000           734,427
Potash Corporation Saskatchewan,
  4.875% - 2013 ..............................       600,000           617,437
                                                                  ------------
                                                                     1,351,864
CONGLOMERATES - 1.1%
CRH America Inc., 6.95% - 2012 ...............       600,000           700,105
General Electric Company,
  5.00% - 2013 ...............................       600,000           633,754
Tyco International, Ltd.,
  7.00% - 2028 ...............................       650,000           656,500
                                                                  ------------
                                                                     1,990,359
CONSUMER CYCLICALS - OTHER - 0.4%
American ECO Corporation,
  9.625% - 2008* .............................       500,000                50
Enterp, 7.35% - 2008 .........................       600,000           702,173
                                                                  ------------
                                                                       702,223
CONSUMER NONCYCLICALS - OTHER - 0.4%
Eli Lilly & Company,
  7.125% - 2025 ..............................       650,000           822,197

CONSUMER PRODUCTS - 0.4%
Newell Rubbermaid, Inc.,
  6.75% - 2012 ...............................       600,000           700,762

--------------------------------------------------------------------------------
                                       12  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME) (CONTINUED)

                                                   PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                         AMOUNT           VALUE
-------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.4%
Arizona Public Service Company,
  6.375% - 2011 ..............................    $  600,000      $    681,206
Cincinnati Gas & Electric Company,
  5.70% - 2012 ...............................       600,000           659,197
Calpine Corporation, 8.75% - 2007 ............       500,000           408,750
CMS Energy Corporation,
  6.75% - 2004 ...............................       500,000           505,000
East Coast Power LLC:
  6.737% - 2008 ..............................        95,373            98,473
  7.066% - 2012 ..............................       140,867           145,093
Eastern Energy, Ltd., 7.25% - 2016 ...........     1,300,000         1,600,554
National Rural Utilities,
  5.50% - 2005 ...............................       700,000           739,827
Oncor Electric Delivery,
  6.375% - 2015 ..............................       600,000           680,655
Progress Energy, Inc.,
  6.55% - 2004 ...............................       300,000           309,494
Union Electric Company,
  5.50% - 2034 ...............................       600,000           613,706
                                                                  ------------
                                                                     6,441,955
ENERGY - INTEGRATED - 0.9%
Conoco, Inc., 6.95% - 2029 ...................       650,000           782,051
PanCanadian Petroleum,
  6.30% - 2011 ...............................       750,000           866,509
                                                                  ------------
                                                                     1,648,560
ENTERTAINMENT - 0.4%
Time Warner Entertainment,
  7.25% - 2008 ...............................       600,000           707,688

FINANCIAL COMPANIES - CAPTIVE CONSUMER - 1.0%
Ford Motor Credit Company:
   6.50% - 2007 ..............................       650,000           683,880
   5.80% - 2009 ..............................       600,000           596,314
General Motors Acceptance
  Corporation, 6.125% - 2006 .................       650,000           684,322
                                                                  ------------
                                                                     1,964,516
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.1%
Core Investment Grade Trust,
  4.727% - 2007 ..............................     1,200,000         1,274,520
Countrywide Capital,
  8.00% - 2026 ...............................       700,000           791,741
Financement Quebec,
  5.00% - 2012 ...............................       600,000           647,680
Household Netherlands BV,
  6.20% - 2003 ...............................       650,000           662,295
SLM Corporation,
  5.05% - 2014 ...............................       600,000           625,677
                                                                  ------------
                                                                     4,001,913
FINANCIAL COMPANIES - NONCAPTIVE
   DIVERSIFIED - 0.6%
CIT Group Holdings, Inc.,
  7.625% - 2005 ..............................       350,000           385,418
General Electric Cap Corporation,
  5.875% - 2012 ..............................       600,000           671,165
                                                                  ------------
                                                                     1,056,583
FOOD - 0.3%
Kraft Foods, Inc., 6.50% - 2031 ..............       600,000           662,491

GAMING - 0.2%
Park Place Entertainment,
  7.875% - 2005 ..............................       300,000           319,875

HEALTHCARE - 0.4%
Anthem, Inc., 6.80% - 2012 ...................       600,000           700,475

INSURANCE - 0.9%
John Hancock Global Funding,
  5.25% - 2015 ...............................     1,600,000         1,683,101

INSURANCE PROPERTY & CASUALTY - 0.4%
General Electric Global Insurance,
  7.00% - 2026 ...............................       700,000           779,447

LIFE INSURANCE - 0.4%
Nationwide Mutual Insurance,
  8.25% - 2031 ...............................       650,000           803,449

LODGING - 0.2%
HMH Properties, 7.875% - 2008 ................       300,000           304,500

MEDIA - CABLE - 1.0%
Adelphia Communications, Inc.,
  9.50% - 2004* ..............................        43,388            26,792
Cox Communications, Inc.,
  6.40% - 2008 ...............................       625,000           708,189
Jones Intercable, Inc.,
  7.625% - 2008 ..............................       500,000           581,108
Lenfest Communications,
  10.50% - 2006 ..............................       500,000           593,097
                                                                  ------------
                                                                     1,909,186
MEDIA - NON-CABLE - 1.0%
Clear Channel Communications,
  4.625% - 2008 ..............................       600,000           628,986
Cox Enterprises, 4.375% - 2008 ...............       600,000           623,909
Viacom Inc., 5.625% - 2007 ...................       600,000           667,733
                                                                  ------------
                                                                     1,920,628
NATURAL GAS DISTRIBUTORS - 0.7%
Michigan Consolidated Gas,
  5.70% - 2033 ...............................     1,200,000         1,252,810

--------------------------------------------------------------------------------
                                       13  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME) (CONTINUED)

                                                   PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                         AMOUNT           VALUE
-------------------------------------------------------------------------------
OIL FIELD SERVICES - 1.2%
Devon Financing Corporation,
  6.875% - 2011 ..............................    $  600,000      $    703,820
Duke Energy Field Services,
  7.50% - 2005 ...............................       700,000           765,454
Transocean Offshore, Inc.,
  8.00% - 2027 ...............................       700,000           852,843
                                                                  ------------
                                                                     2,322,117
PAPER PRODUCTS - 0.4%
MeadWestvaco Corporation,
  6.85% - 2012 ...............................       600,000           692,615

PIPELINES - 0.7%
Express Pipeline LP, 6.47% - 2013 ............       492,800           526,241
Kinder Morgan Energy,
  7.50% - 2010 ...............................       600,000           729,614
                                                                  ------------
                                                                     1,255,855
REAL ESTATE INVESTMENT TRUSTS - 0.4%
EOP Operating LP, 7.375% - 2003 ..............       650,000           663,010

RETAILERS - 0.7%
Tandy Corporation, 6.95% - 2007 ..............       750,000           865,673
Zale Corporation, 8.50% - 2007 ...............       375,000           390,938
                                                                  ------------
                                                                     1,256,611
SUPERMARKETS - 0.4%
Safeway, Inc., 6.50% - 2008 ..................       700,000           793,801

TECHNOLOGY - 0.8%
Pitney Bowes, Inc.,
  5.875% - 2006 ..............................       650,000           717,552
Science Applications,
  7.125% - 2032 ..............................       600,000           699,625
                                                                  ------------
                                                                     1,417,177
TELECOMMUNICATIONS - 1.9%
GTE Corporation, 7.51% - 2009 ................     1,000,000         1,199,013
Mastec, Inc., 7.75% - 2008 ...................       200,000           180,000
New York Telephone Company,
  6.00% - 2008 ...............................       600,000           676,276
Pacific Bell, 7.125% - 2026 ..................       600,000           719,236
Vodafone Group, LLC,
  5.375% - 2015 ..............................       600,000           640,794
WorldCom, Inc., 7.75% - 2027* ................       500,000           147,500
                                                                  ------------
                                                                     3,562,819
TOBACCO - 0.2%
Dimon, Inc., 8.875% - 2006 ...................       400,000           406,592

WIRELESS - 0.4%
Vodafone Group plc,
  7.625% - 2005 ..............................       650,000           711,732
                                                                  ------------
  Total corporate bonds - 34.8% ..............                      65,024,386

MORTGAGE BACKED SECURITIES
--------------------------
U.S. GOVERNMENT AGENCIES - 24.2%
Federal Home Loan Mortgage Corporation:
  CMO 188 H, 7.00% - 2021 ....................    $    6,474      $      6,474
  C01079, 7.50% - 2030 .......................       175,706           186,737
  C44050, 7.00% - 2030 .......................       345,264           362,048
  C01172, 6.50% - 2031 .......................       613,373           638,291
  C01210, 6.50% - 2031 .......................       687,137           715,046
  C50964, 6.50% - 2031 .......................       592,717           616,796
  C50967, 6.50% - 2031 .......................       264,473           275,215
  C01277, 7.00% - 2031 .......................       867,585           909,609
  C01287, 6.50% - 2032 .......................     1,163,617         1,210,889
  C01292, 6.00% - 2032 .......................     1,626,981         1,686,939
  C62801, 6.00% - 2032 .......................     1,087,143         1,127,207
  C76358, 5.00% - 2033 .......................     3,958,357         4,027,936
  C78238, 5.50% - 2033 .......................     3,974,990         4,106,429

Federal National Mortgage Association:
  1990-68 J, 6.95% - 2020 ....................        19,919            21,369
  1990-103 K, 7.50% - 2020 ...................         4,943             5,346
  #252874, 7.50% - 2029 ......................       159,964           170,032
  #252806, 7.50% - 2029 ......................       428,810           455,799
  #551262, 7.50% - 2030 ......................        90,612            96,272
  #190307, 8.00% - 2030 ......................       208,243           224,560
  #253356, 8.00% - 2030 ......................       252,916           272,733
  #535277, 7.00% - 2030 ......................       381,463           401,729
  #541735, 8.00% - 2030 ......................       148,541           160,179
  #535838, 6.50% - 2031 ......................       519,280           541,512
  #585348, 6.50% - 2031 ......................       639,725           667,113
  #591381, 6.50% - 2031 ......................       841,631           877,663
  #254477, 5.50% - 2032 ......................     2,975,855         3,081,058
  #254198, 6.00% - 2032 ......................     1,504,435         1,564,024
  #254377, 6.00% - 2032 ......................     2,566,934         2,668,591
  #254478, 6.00% - 2032 ......................     1,446,018         1,503,284
  #254346, 6.50% - 2032 ......................     1,078,158         1,124,317
  #545691, 6.50% - 2032 ......................     1,603,946         1,672,614
  #666750, 6.00% - 2032 ......................     2,827,228         2,939,211
  #659790, 6.50% - 2032 ......................     1,698,590         1,771,344
  #702879, 5.00% - 2033 ......................     2,294,142         2,334,468
  #658077, 5.50% - 2033 ......................     1,944,541         2,013,237
  #688328, 5.50% - 2033 ......................     2,616,113         2,708,596
  #689108, 5.50% - 2033 ......................     1,971,866         2,041,527
                                                                  ------------
                                                                    45,186,194

--------------------------------------------------------------------------------
                                       14  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME) (CONTINUED)

MORTGAGE BACKED                                     PRINCIPAL         MARKET
SECURITIES (CONTINUED)                               AMOUNT           VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 5.7%
Government National Mortgage Association:
  #39238, 9.50% - 2009 .......................    $   23,753      $     25,780
  #301465, 9.00% - 2021 ......................        24,943            27,073
  #305617, 9.00% - 2021 ......................        54,651            59,318
  #313107, 7.00% - 2022 ......................       429,224           453,367
  #352022, 7.00% - 2023 ......................       360,463           380,739
  #369303, 7.00% - 2023 ......................       343,603           362,930
  #780454, 7.00% - 2026 ......................       558,402           589,812
  #462680, 7.00% - 2028 ......................       473,300           499,923
  #482668, 7.00% - 2028 ......................       567,573           599,499
  #494109, 7.50% - 2029 ......................       404,622           429,910
  #510704, 7.50% - 2029 ......................       196,759           209,056
  #518436, 7.25% - 2029 ......................       191,228           202,524
  #781079, 7.50% - 2029 ......................       188,504           200,285
  #479229, 8.00% - 2030 ......................       117,514           126,731
  #479232, 8.00% - 2030 ......................       249,982           269,590
  #508342, 8.00% - 2030 ......................       345,113           372,183
  #538285, 6.50% - 2031 ......................       803,746           843,933
  #561561, 6.50% - 2031 ......................     1,061,116         1,114,268
  #564472, 6.50% - 2031 ......................     1,240,103         1,302,221
  #552324, 6.50% - 2032 ......................     1,072,456         1,126,078
  #781414, 5.50% - 2032 ......................       917,650           957,511
  #181907, 9.50% - 2020 ......................        26,159            29,015
  #2445, 8.00% - 2027 ........................       229,468           245,173
  #2909, 8.00% - 2030 ........................       167,391           178,847
                                                                  ------------
                                                                    10,605,766
NON-AGENCY SECURITIES -1.2%
Chase Commercial Mortgage Securities Corporation:
  1997-1B, 7.37% - 2007 CMO ..................     1,500,000         1,746,971
  1998-1B, 6.56% - 2008 CMO ..................       500,000           575,791
Global Rate Eligible Asset Trust,
  7.33% - 2006* ..............................       810,777                81
                                                                  ------------
                                                                     2,322,843
                                                                  ------------
  Total mortgage backed securities - 31.1% ...                      58,114,803

U.S. AGENCY BONDS & NOTES - 12.8%
---------------------------------
Federal Farm Credit Bank,
  5.45% - 2013 ...............................     1,000,000         1,126,684

Federal Home Loan Bank:
  2.50% - 2006 ...............................     2,000,000         2,040,876
  6.375% - 2006 ..............................       900,000         1,021,996
  5.20% - 2008 ...............................     2,000,000         2,106,776

Federal National Mortgage Association:
  7.125% - 2005 ..............................     2,000,000         2,187,226
  6.00% - 2008 ...............................       850,000           981,560
  5.00% - 2009 ...............................     1,600,000         1,607,568
  7.25% - 2010 ...............................     2,000,000         2,480,612
  5.50% - 2011 ...............................     3,500,000         3,970,873
  4.00% - 2013 ...............................     1,935,000         2,003,476
  6.625% - 2030 ..............................     1,500,000         1,843,092
  7.125% - 2030 ..............................     2,000,000         2,595,920
                                                                  ------------
  Total U.S. agency bonds & notes - 12.8% ....                      23,966,659

U.S. GOVERNMENT SECURITIES - 19.0%
----------------------------------
U.S. Treasury Bonds:
  3.875% - 2013 ..............................     4,000,000         4,116,092
  6.25% - 2023 ...............................     1,750,000         2,143,614
  7.125% - 2023 ..............................     2,000,000         2,680,078
  6.50% - 2026 ...............................     1,000,000         1,268,633
  5.375% - 2031 ..............................     1,000,000         1,126,055

U.S. Treasury Notes:
  5.75% - 2005 ...............................     1,000,000         1,100,000
  6.50% - 2005 ...............................     2,000,000         2,216,094
  4.625% - 2006 ..............................     2,000,000         2,168,046
  4.375% - 2007 ..............................     4,500,000         4,888,827
  6.25% - 2007 ...............................     1,750,000         2,012,500
  5.00% - 2011 ...............................     2,500,000         2,804,297
  4.875% - 2012 ..............................     8,000,000         8,892,496
                                                                  ------------
  Total U.S. government securities - 19.0% ...                      35,416,732

REPURCHASE AGREEMENT - 0.7%
---------------------------
United Missouri Bank, 0.82%,
  07-01-03 (Collateralized by
  FHLB, 07-09-03 with a
  value of $1,302,000) .......................     1,276,000         1,276,000
                                                                  ------------
  Total investments - 99.1% ..................                     185,098,580
  Cash & other assets, less
    liabilities - 0.9% .......................                       1,619,719
                                                                  ------------
  Total net assets - 100.0% ..................                    $186,718,299
                                                                  ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

CMO (Collateralized Mortgage Obligation)

(1) Variable rate security. Rate indicated is rate effective June 30, 2003.

--------------------------------------------------------------------------------
                                       15  See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES P

                                HIGH YIELD SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES P (HIGH YIELD)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER           MARKET
PREFERRED STOCK                                      OF SHARES         VALUE
-------------------------------------------------------------------------------
MEDIA - CABLE - 0.1%
CSC Holdings, Inc., 11.125%* .................         1,083        $  111,007

MEDIA NON-CABLE - 0.7%
Primedia, Inc., (Cl. D), 10.00%* .............         4,910           471,360

STEEL - 0.0%
Weirton Steel Corporation* ...................           315                 3

TELECOMMUNICATIONS - 0.0%
McLeodUSA, Inc. ..............................           407             2,947
                                                                    ----------
  Total preferred stocks - 0.8% ..............                         585,317

COMMON STOCKS
-------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Viasystems Group, Inc.* ......................         1,207                --

HEALTH CARE EQUIPMENT - 0.0%
Mediq, Inc.* .................................            92                --

HEALTH CARE SUPPLIES - 0.1%
Dade Behring, Inc. ...........................         2,567            59,529

HOUSEHOLD PRODUCTS - 0.0%
WKI Holdings Company, Inc.* ..................           202                --

INTEGRATED TELECOMMUNICATIONS SERVICE - 0.0%
Call-Net Enterprises, Inc. (Cl. B) ...........         1,678             4,195
Flag Telecom Group, Ltd. .....................           146             5,038
                                                                    ----------
                                                                         9,233
MOVIES & ENTERTAINMENT - 0.0%
Viacom, Inc. (Cl. B)* ........................           592            25,847

PUBLISHING & PRINTING - 0.0%
Golden Books Family Entertainment Inc.* ......         1,416                 1
                                                                    ----------
  Total common stocks - 0.1% .................                          94,610

CONVERTIBLE BOND - 1.3%
-----------------------
AEROSPACE & DEFENSE - 1.3%
Gencorp, Inc., 5.75% - 2007 ..................      $925,000           863,719

CORPORATE BONDS
---------------
AEROSPACE & DEFENSE - 2.4%
Argo-Tech Corporation,
  8.625% - 2007 ..............................      $ 20,000            18,600
Aviall, Inc., 7.625% - 2011 ..................      $250,000           253,437
Esterline Technologies,
  7.75% - 2013 ...............................      $450,000           461,250
Hexcel Corporation, 9.75% - 2009 .............      $ 25,000            24,875
L-3 Communications Corporation,
  8.00% - 2008 ...............................      $400,000           416,000
Sequa Corporation:
  8.875% - 2008 ..............................      $280,000           292,600
  9.00% - 2009 ...............................      $200,000           212,000
                                                                    ----------
                                                                     1,678,762
AIRLINES - 1.9%
Air Canada, 10.25% - 2011 ....................      $ 65,000            29,250
Atlas Air Worldwide Holdings,
  9.375% - 2006* .............................        30,000             6,337
Delta Air Lines:
  6.65% - 2004 ...............................       825,000           787,875
  7.90% - 2009 ...............................        75,000            59,625
Northwest Air Lines, Inc.:
  8.875% - 2006 ..............................        25,000            19,750
  9.875% - 2007 ..............................        10,000             7,900
United Air Lines, 7.73% - 2010 ...............       500,000           394,345
                                                                    ----------
                                                                     1,305,082
AUTOMOTIVE - 4.2%
Accuride Corporation, 9.25% - 2008 ...........        70,000            64,487
Allied Holdings, Inc., 8.625% - 2007 .........       655,000           590,319
Autonation, Inc., 9.00% - 2008 ...............       450,000           499,500
CSK Auto, Inc.:
  11.00% - 2006 ..............................         1,000             1,048
  12.00% - 2006 ..............................        29,000            32,190
Dana Corporation, 9.00% - 2011 ...............        85,000            92,012
Dura Operating Corporation:
  9.00% - 2009 ...............................        10,000             9,200
  8.625% - 2012 ..............................        10,000            10,250
Goodyear Tire & Rubber:
  8.50% - 2007 ...............................        15,000            12,675
  7.857% - 2011 ..............................        40,000            29,200
Group One Automotive, Inc.,
  10.875% - 2009 .............................       450,000           495,000
LDM Technologies, Inc.,
  10.75% - 2007 ..............................        25,000            25,938
Lear Corporation:
  7.96% - 2005 ...............................       585,000           623,025
  8.11% - 2009 ...............................        40,000            45,800
TRW Automotive, Inc.,
  9.375% - 2013 ..............................       350,000           379,750
                                                                    ----------
                                                                     2,910,394
BANKING - 0.9%
BF SAUL REIT, 9.75% - 2008 ...................       350,000           350,000
Doral Financial Corporation,
  8.50% - 2004 ...............................        70,000            73,412
FCB/NC Capital Trust , 8.05% - 2028 ..........        75,000            74,438
Popular North America, Inc.,
  6.125% - 2006 ..............................        60,000            66,790
Western Financial Bank:
  8.875% - 2007 ..............................        30,000            31,200
  9.625% - 2012 ..............................         5,000             5,400
                                                                    ----------
                                                                       601,240
BASIC INDUSTRY - OTHER - 0.1%
Johnson Diversey, Inc., 9.625% - 2012 ........         5,000             5,587
Numatics, Inc., 9.625% - 2008 ................        50,000            31,000
Owens-Illinois, Inc., 7.15% - 2005 ...........        15,000            15,375
                                                                    ----------
                                                                        51,962

--------------------------------------------------------------------------------
                                       17  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)

                                                    PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                          AMOUNT           VALUE
-------------------------------------------------------------------------------
BEVERAGE - 1.5%
Canandaigua Brands, Inc.,
  8.625% - 2006 ..............................      $200,000        $  218,000
Le-Nature's, Inc., 9.00% - 2013 ..............       800,000           824,000
                                                                    ----------
                                                                     1,042,000
BUILDING MATERIALS - 1.8%
Building Materials Corporation,
  8.00% - 2008 ...............................       825,000           763,125
Masco Corporation, 6.00% - 2004                       45,000            46,581
Nortek, Inc. 8.875% - 2008 ...................       375,000           391,406
Owens Corning, 7.50% - 2005* .................        20,000            11,200
Resolution Performance,
  13.50% - 2010 ..............................        15,000            15,000
                                                                    ----------
                                                                     1,227,312
CHEMICALS - 1.4%
Borden Chemicals & Plastics,
  9.50% - 2005* ..............................        20,000               200
IMC Global, Inc.:
  7.625% - 2005 ..............................        35,000            37,100
  11.25% - 2011 ..............................         5,000             5,200
ISP Holdings, Inc., 10.625% - 2009 ...........       800,000           850,000
Lyondell Chemical Company:
  9.625% - 2007 ..............................        40,000            39,200
  9.875% - 2007 ..............................        15,000            14,700
  10.875% - 2009 .............................        45,000            41,850
Methanex Corporation, 8.75% - 2012 ...........         5,000             5,600
Royster-Clark, Inc., 10.25% - 2009 ...........        15,000            13,275
                                                                    ----------
                                                                     1,007,125
CONSTRUCTION MACHINERY - 1.5%
Bucyrus International, 9.75% - 2007 ..........        30,000            12,000
Case Corporation, 7.25% - 2005 ...............        30,000            30,037
NMHG Holding Company,
  10.00% - 2009 ..............................         5,000             5,500
Navistar International:
  9.375% - 2006 ..............................        45,000            48,938
  8.00% - 2008 ...............................       175,000           175,000
Titan Wheel International, Inc.,
  8.75% - 2007 ...............................       175,000           110,250
United Rentals, Inc.:
  9.00% - 2009 ...............................        50,000            48,750
  9.25% - 2009 ...............................       625,000           615,625
                                                                    ----------
                                                                     1,046,100
CONSUMER PRODUCTS - 0.4%
Central Garden & Pet Company,
  9.125% - 2013 ..............................       200,000           213,000
Hasbro, Inc.:
  8.50% - 2006 ...............................        10,000            10,950
  6.15% - 2008 ...............................        56,000            57,960
Icon Health & Fitness, 11.25% - 2012 .........        25,000            26,625
                                                                    ----------
                                                                       308,535
DIVERSIFIED MANUFACTURING - 1.2%
Tyco International Group SA,
  5.80% - 2006 ...............................       800,000           826,000

ELECTRIC - UTILITY - 5.4%
AES Corporation:
  10.25% - 2006 ..............................       700,000           693,000
  8.875% - 2011 ..............................        95,000            92,862
Avista Corporation, 9.75% - 2008 .............        50,000            58,000
Calpine Corporation:
  8.75% - 2007 ...............................       225,000           183,938
  8.625% - 2010 ..............................        85,000            63,750
  8.50% - 2011 ...............................       475,000           356,250
CMS Energy Corporation:
  6.75% - 2004 ...............................        25,000            25,250
  9.875% - 2007 ..............................        10,000            10,662
  7.50% - 2009 ...............................       610,000           603,137
East Coast Power LLC:
  6.737% - 2008 ..............................        57,224            59,084
  7.066% - 2012 ..............................        84,520            87,056
Edison Mission Energy,
  10.00% - 2008 ..............................       800,000           756,000
Mirant Americas LLC:
  7.625% - 2006 ..............................       775,000           596,750
  7.20% - 2008 ...............................        50,000            31,500
UCAR Finance, Inc., 10.25% - 2012 ............        15,000            14,700
Western Rescources, Inc.,
  7.125% - 2009 ..............................        90,000            91,688
                                                                    ----------
                                                                     3,723,627
ENERGY - INTEGRATED - 1.3%
Petrobas International Finance:
  9.00% - 2008 ...............................       425,000           466,437
  9.125% - 2013 ..............................       425,000           424,469
                                                                    ----------
                                                                       890,906
ENTERTAINMENT - 2.4%
Cinemark USA, Inc., 9.00% - 2013 .............       650,000           705,250
Premier Parks, Inc., 9.75% - 2007 ............       775,000           767,250
Speedway Motorsports, Inc.,
  6.75% - 2013 ...............................       200,000           207,000
                                                                    ----------
                                                                     1,679,500
ENVIRONMENTAL - 2.3%
Allied Waste of North America, Inc:
  7.625% - 2006 ..............................        40,000            41,450
  8.50% - 2008 ...............................        20,000            21,500
  8.875% - 2008 ..............................       385,000           417,725
  10.00% - 2009 ..............................       635,000           674,687
Casella Waste Systems, 9.75% - 2013 ..........       400,000           424,000
                                                                    ----------
                                                                     1,579,362
FINANCIAL COMPANIES - 0.1%
Dollar Financial Group, Inc.,
  10.875% - 2006 .............................        50,000            46,500

--------------------------------------------------------------------------------
                                       18  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)

                                                   PRINCIPAL          MARKET
CORPORATE BONDS (CONTINUED)                         AMOUNT            VALUE
-------------------------------------------------------------------------------
FOOD - 2.6%
Dean Foods Company,
  8.15% - 2007 ...............................    $  850,000        $  943,500
Dole Food Company,
  8.875% - 2011 ..............................       200,000           212,000
Land O'Lakes, Inc., 8.75% - 2011 .............       800,000           640,000
                                                                    ----------
                                                                     1,795,500
GAMING - 4.5%
Circus Circus, 6.75% - 2003 ..................       150,000           150,187
Harrahs Operating Company, Inc.,
  7.875% - 2005 ..............................     1,125,000         1,223,437
Isle of Capris Casinos, 8.75% - 2009 .........       500,000           532,500
Mandalay Resort Group:
  10.25% - 2007 ..............................        45,000            50,850
  6.70% - 2096 ...............................       300,000           303,000
MGM Grand, Inc., 6.95% - 2005 ................       125,000           130,469
MGM Mirage, Inc.:
  8.50% - 2010 ...............................        15,000            17,625
  8.375% - 2011 ..............................        55,000            62,563
Mirage Resorts, Inc., 6.625% - 2005 ..........       150,000           155,625
Park Place Entertainment Corporation:
  7.875% - 2005 ..............................       300,000           319,875
  7.00% - 2013 ...............................       100,000           107,000
Riviera Holdings Corporation,
  11.00% - 2010 ..............................        40,000            38,200
Station Casinos, 8.875% - 2008 ...............        50,000            52,500
                                                                    ----------
                                                                     3,143,831
HEALTH CARE - 3.7%
Alaris Medical Inc.:
  9.75% - 2006 ...............................        25,000            25,875
  0.00% - 20083 ..............................        80,000            84,400
Beverly Enterprises, Inc.,
  9.625% - 2009 ..............................        40,000            38,400
Bio-Rad Labs, 11.625% - 2007 .................        45,000            49,500
Conmed Corporation, 9.00% - 2008 .............        45,000            47,025
HealthSouth Corporation, Inc.,
  8.50% - 2008 ...............................       775,000           612,250
Medex, Inc., 8.875% - 2013 ...................       200,000           207,500
Radiologix, Inc., 10.50% - 2008 ..............        45,000            42,750
Rural/Metro Corporation,
  7.875% - 2008 ..............................       150,000           120,000
Service Corporation International,
  6.00% - 2005 ...............................     1,250,000         1,259,375
Sybron Dental Specialties,
  8.125% - 2012 ..............................         5,000             5,275
Triad Hospitals Holdings, Inc.:
  8.75% - 2009 ...............................        10,000            10,637
  11.00% - 2009 ..............................        25,000            27,563
Universal Hospital Services,
  10.25% - 2008 ..............................        40,000            41,200
                                                                    ----------
                                                                     2,571,750
HOME CONSTRUCTION - 0.9%
D.R. Horton, Inc., 8.375% - 2004                     125,000           131,093
KB Home, 9.50% - 2011 ........................        35,000            39,594
NVR, Inc., 8.00% - 2005 ......................        75,000            78,000
Standard Pacific Corporation,
  8.50% - 2009 ...............................       285,000           302,100
Toll Corporation, 7.75% - 2007 ...............       100,000           103,875
                                                                    ----------
                                                                       654,662
INDEPENDENT - EXPLORATION AND PRODUCTION - 7.5%
BRL Universal Equipment,
  8.875% - 2008 ..............................       925,000         1,003,625
Chesapeake Energy Corporation,
  8.375% - 2008 ..............................     1,075,000         1,163,688
Energy Corporation of America,
  9.50% - 2007 ...............................        75,000            52,500
Forest Oil Corporation, 8.00% - 2008 .........        15,000            16,050
Houston Exploration Company,
  7.00% - 2013 ...............................       450,000           464,625
Magnum Hunter Resources, Inc.,
  9.60% - 2012 ...............................       375,000           412,500
Pioneer Natural Resource,
  9.625% - 2010 ..............................        15,000            18,598
Plains Exploration & Production
  Company, 8.75% - 2012 ......................        40,000            42,800
Transmontaione, Inc., 9.125% - 2010 ..........       925,000           974,719
Westport Resources Corporation,
  8.25% - 2011 ...............................       500,000           547,500
Williams Companies, Inc.,
  8.625% - 2010 ..............................       450,000           470,250
                                                                    ----------
                                                                     5,166,855
INDUSTRIAL - OTHER - 2.3%
Corrections Corporation of America,
  7.50% - 2011 ...............................       200,000           209,000
Iron Mountain, Inc.:
  8.25% - 2011 ...............................       800,000           856,000
  7.75% - 2015 ...............................       475,000           502,313
                                                                    ----------
                                                                     1,567,313
INSURANCE - 0.4%
Fairfax Financial Holdings,
  7.375% - 2006 ..............................        10,000             9,700
Genamerica Capital, Inc.,
  8.525% - 2027 ..............................       175,000           204,280
Torchmark Corporation,
  6.25% - 2006 ...............................        75,000            83,108
                                                                    ----------
                                                                       297,088

--------------------------------------------------------------------------------
                                       19  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)

                                                    PRINCIPAL          MARKET
CORPORATE BONDS (CONTINUED)                          AMOUNT            VALUE
-------------------------------------------------------------------------------
LODGING - 2.6%
HMH Properties, 7.875% - 2008 .                     $275,000        $  279,125
Meristar Hospitality Corporation,
  9.00% - 2008 ...............................       275,000           271,562
Starwood Hotels Resorts,
  7.375% - 2007 ..............................       600,000           631,500
Sun International Hotels,
  8.875% - 2011 ..............................       550,000           595,375
                                                                    ----------
                                                                     1,777,562
MEDIA - CABLE - 6.0%
Adelphia Communications Corporation:
  9.50% - 2004* ..............................        21,694            13,396
  8.375% - 2008* .............................       350,000           217,000
  7.75% - 2009* ..............................        15,000             9,300
  10.875% - 2010* ............................        25,000            15,500
Century Communications Corporation,
  9.50% - 2005* ..............................       250,000           161,250
Charter Communications Holdings:
  8.25% - 2007 ...............................        25,000            19,250
  8.625% - 2009 ..............................       400,000           288,000
  10.00% - 2011 ..............................        20,000            14,400
  11.125% - 2011 .............................       300,000           232,500
  0.00% - 20113 ..............................        20,000            10,400
CSC Holdings, Inc.:
  7.25% - 2008 ...............................       375,000           375,000
  8.125% - 2009 ..............................        35,000            36,162
Classic Cable, Inc., 10.50% - 2010* ..........        30,000                --
Diamond Holdings, 9.125% - 2008 ..............       325,000           301,031
Frontiervision Holdings,
  11.875% - 2007* ............................        20,000            16,000
Insight Midwest:
  9.75% - 2009 ...............................        40,000            42,300
  10.50% - 2010 ..............................        15,000            16,462
Jones Intercable, Inc., 7.625% - 2008 ........       200,000           232,443
Mediacom, LLC, 9.50% - 2013 ..................       800,000           846,000
Mediacom Broadband, LLC,
  11.00% - 2013 ..............................        25,000            27,813
Rogers Cantel, Inc.:
  9.375% - 2008 ..............................        25,000            26,063
  9.75% - 2016 ...............................        10,000            11,600
Rogers Communications, Inc.,
  8.875% - 2007 ..............................        25,000            25,750
Shaw Communications, Inc.,
  7.25% - 2011 ...............................       375,000           404,063
Shaw Group, Inc., 10.75% - 2010                      825,000           825,000
Telewest Communications,
  11.25% - 2008* .............................        45,000            16,313
United Pan-Europe Communications,
  11.50% - 2010* .............................        25,000             5,375
                                                                    ----------
                                                                     4,188,371
MEDIA - NON-CABLE - 4.1%
American Media, Inc.,
  8.875% - 2011 ..............................        80,000            86,600
Canwest Media, Inc.,
  10.625% - 2011 .............................        25,000            28,500
Corus Entertainment, Inc.,
  8.75% - 2012 ...............................        30,000            32,250
Echostar DBS Corporation:
  9.125% - 2009 ..............................        15,000            16,762
  9.375% - 2009 ..............................        70,000            74,637
Entercom Radio/Capital,
  7.625% - 2014 ..............................       425,000           463,250
Entravision Communication Corporation,
  8.125% - 2009 ..............................        10,000            10,400
Hollinger International Publishing,
  9.00% - 2010 ...............................       400,000           428,000
Houghton Mifflin Company:
  8.25% - 2011 ...............................       400,000           422,000
  9.875% - 2013 ..............................       200,000           217,000
Primedia, Inc., 8.875% - 2011 ................        55,000            57,888
Quebecor Media, Inc.:
  11.125% - 2011 .............................        40,000            45,800
  0.00% - 2011(3) ............................        80,000            66,400
R.H. Donnelley Financial Corporation:
  8.875% - 2010 ..............................       250,000           276,250
  10.875% - 2012 .............................       125,000           145,625
Susquehanna Media Company,
  7.375% - 2013 ..............................       250,000           262,500
Time Warner, Inc., 9.125% - 2013 .............        30,000            38,423
USA Networks, Inc., 6.75% - 2005 .............       175,000           190,783
                                                                    ----------
                                                                     2,863,068
METALS - 0.4%
AK Steel Corporation,
  7.875% - 2009 ..............................       195,000           165,750
Bulong Operations,
  12.50% - 2008* .............................       185,000                --
Century Aluminum Company,
  11.75% - 2008 ..............................        25,000            25,500
National Steel Corporation,
  9.875% - 2009* .............................        18,366             1,010
Oregon Steel Mills, Inc.,
  10.00% - 2009 ..............................        10,000             9,000
Steel Dynamics, Inc.,
  9.50% - 2009 ...............................         5,000             5,237
U.S. Steel, LLC, 10.75% - 2008 ...............        35,000            36,750
Weirton Steel Corporation,
  0.50% - 2008 ...............................        19,250             2,503
                                                                    ----------
                                                                       245,750
NONCAPTIVE - CONSUMER - 0.8%
Istar Financial, Inc., 7.00% - 2008 ..........       500,000           523,378

--------------------------------------------------------------------------------
                                       20  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)

                                                   PRINCIPAL          MARKET
CORPORATE BONDS (CONTINUED)                         AMOUNT            VALUE
-------------------------------------------------------------------------------
OIL FIELD SERVICES - 3.1%
Grey Wolf, Inc., 8.875% - 2007 ...............    $1,200,000        $1,233,750
Key Energy Services, Inc.,
  8.375% - 2008 ..............................       800,000           868,000
Parker Drilling Company,
  9.75% - 2006 ...............................        20,000            20,600
Pride International, Inc.,
  10.00% - 2009 ..............................        25,000            27,375
                                                                    ----------
                                                                     2,149,725
PACKAGING - 2.0%
Fonda Group, Inc., 9.50% - 2007 ..............        25,000            14,000
Owens-Brickway Glass Containers,
  7.75% - 2011 ...............................       200,000           211,500
Owens-Illinois, Inc.:
  8.10% - 2007 ...............................     1,075,000         1,101,875
  7.50% - 2010 ...............................        30,000            29,400
                                                                    ----------
                                                                     1,356,775
PAPER - 2.0%
Buckeye Technologies, Inc.,
  8.50% - 2005 ...............................        30,000            29,850
Caraustar Industries, Inc.,
  9.875% - 2011 ..............................        45,000            47,925
Cascade, Inc., 7.25% - 2013 ..................       750,000           789,375
Domtar, Inc., 8.75% - 2006 ...................       250,000           294,449
Georgia-Pacific Corporation,
  9.50% - 2011 ...............................        55,000            60,569
Graphic Packaging Corporation,
  8.625% - 2012 ..............................         5,000             5,100
Longview Fibre Company,
  10.00% - 2009 ..............................        10,000            11,100
Pacifica Papers, Inc.,
  10.00% - 2009 ..............................        45,000            47,925
Stone Container Corporation:
  9.25% - 2008 ...............................        22,000            23,980
  8.375% - 2012 ..............................        45,000            48,262
                                                                    ----------
                                                                     1,358,535
PHARMACEUTICALS - 1.5%
AdvancePCS, 8.50% - 2008 .....................       800,000           860,000
Alpharma, Inc., 8.625% - 2011 ................       100,000           105,000
Athena Neuro Finance, LLC,
  7.25% - 2008 ...............................        45,000            37,856
                                                                    ----------
                                                                     1,002,856
PIPELINES - 0.6%
Gulfterra Energy Partner,
  6.25% - 2010 ...............................       425,000           422,875
RAILROADS - 0.1%
Kansas City Southern Railway,
  9.50% - 2008 ...............................        50,000            55,562
REFINING - 1.2%
Clark Refining & Marketing:
  8.375% - 2007 ..............................        40,000            40,200
  8.625% - 2008 ..............................        20,000            20,400
Crown Central Petroleum,
  10.875% - 2005 .............................       125,000            81,250
Frontier Oil Corporation:
  9.125% - 2006 ..............................        20,000            20,550
  11.75% - 2009 ..............................        20,000            22,000
  8.00% - 2013 ...............................       500,000           522,500
Giant Industries, 11.00% - 2012 ..............        30,000            28,950
Tesoro Petroleum Corporation:
  9.00% - 2008 ...............................        15,000            13,575
  9.625% - 2008 ..............................        30,000            27,750
  9.625% - 2012 ..............................        20,000            18,300
                                                                    ----------
                                                                       795,475
RESTAURANTS - 0.5%
Yum! Brands, Inc., 8.50% - 2006 ..............       290,000           324,800

RETAILERS - 1.8%
Ames Department Stores, Inc.,
  10.00% - 2006* .............................       300,000                --
GAP, Inc., 10.55% - 2008 .....................        70,000            85,050
JC Penney Company, Inc.,
  7.375% - 2008 ..............................        40,000            41,300
PCA Finance Corporation,
  11.875% - 2009 .............................        30,000            32,700
Rent-A-Center, 7.50% - 2010 ..................       200,000           210,000
Rite Aid Corporation:
  7.125% - 2007 ..............................        65,000            64,350
  11.25% - 2008 ..............................        20,000            21,500
Sealy Mattress Company,
  10.875% - 2007 .............................        40,000            40,800
Zale Corporation, 8.50% - 2007 ...............       750,000           781,875
                                                                    ----------
                                                                     1,277,575
SERVICES - 0.2%
American Eco Corporation,
  9.625% - 2008* .............................       200,000                20
Mail-Well I Corporation,
  9.625% - 2012 ..............................        10,000            10,525
Von Hoffman Press, Inc.:
  10.375% - 2007 .............................        25,000            25,094
  10.25% - 2009 ..............................        25,000            26,750
World Color Press, Inc.,
  8.375% - 2008 ..............................        50,000            52,500
                                                                    ----------
                                                                       114,889

--------------------------------------------------------------------------------
                                       21  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)

                                                   PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                         AMOUNT           VALUE
-------------------------------------------------------------------------------
SUPERMARKETS - 1.7%
Fleming Companies, Inc.:
  10.125% - 2008* ............................    $  375,000       $    56,250
  9.875% - 2012* .............................       400,000               500
Ingles Markets, Inc., 8.875% - 2011 ..........       800,000           805,000
Roundy's, Inc., 8.875% - 2012 ................       300,000           313,500
Winn-Dixie Store, Inc.,
  8.875% - 2008 ..............................        15,000            15,900
                                                                   -----------
                                                                     1,191,150
TECHNOLOGY - 3.7%
Amkor Technology, Inc.,
  9.25% - 2008 ...............................        10,000            10,400
Avaya, Inc., 11.125% - 2009 ..................        55,000            60,225
Chippac International, Ltd.,
  12.75% - 2009 ..............................        70,000            78,750
Computer Associates, Inc.,
  6.375% - 2005 ..............................     1,200,000         1,272,000
Cooperative Computing,
  10.50% - 2011 ..............................       850,000           871,250
Hewlett-Packard Company,
  5.75% - 2006 ...............................       110,000           122,561
SCG Holding & Semiconductor
  Company, 12.00% - 2009 .....................        95,000            81,700
Xerox Capital plc, 5.875% - 2004 .............        40,000            40,200
Xerox Corporation, 9.75% - 2009 ..............        35,000            39,375
                                                                   -----------
                                                                     2,576,461
TELECOMMUNICATIONS - 3.8%
Call-Net Enterprises, Inc.,
  10.625% - 2008 .............................        34,922            28,985
Crown Castle International
  Corporation, 10.625% - 2007 ................        35,000            36,837
Exodus Communications, Inc.,
  11.625% - 2010* ............................       350,000            13,125
Mastec, Inc., 7.75% - 2008 ...................       900,000           810,000
Nextel Communications:
  9.75% - 2007 ...............................        45,000            46,575
  9.95% - 2008(2) ............................       600,000           627,000
  9.375% - 2009 ..............................       455,000           488,556
  9.50% - 2011 ...............................        35,000            38,763
Qwest Capital Funding,
  7.25% - 2011 ...............................       105,000            86,100
Rogers Wireless, Inc.,
  9.625% - 2011 ..............................        40,000            46,000
Telecommunication Techniques
  Company, 9.75% - 2008* .....................        30,000             1,125
Time Warner Telecom, Inc.,
  10.125% - 2011 .............................        55,000            53,075
Triton PCS, Inc., 8.50% - 2013 ...............       250,000           268,750
Worldcom, Inc.:
  8.25% - 2010* ..............................         5,000             1,475
  7.50% - 2011* ..............................       130,000            38,350
  8.25% - 2031* ..............................       105,000            30,975
                                                                   -----------
                                                                     2,615,691
TEXTILES - 0.2%
Levi Strauss & Company,
  11.625% - 2008 .............................        50,000            42,875
Oxford Industries, Inc.,
  8.875% - 2011 ..............................       100,000           105,000
                                                                   -----------
                                                                       147,875
TOBACCO - 0.8%
Dimon, Inc.:
  8.875% - 2006 ..............................       100,000           101,648
  7.75% - 2013 ...............................       450,000           462,375
                                                                   -----------
                                                                       564,023
TRANSPORTATION - OTHER - 1.5%
Overseas Shipholding Group,
  8.25% - 2013 ...............................       400,000           416,000
Pegasus Aviation Lease Securitization,
  8.42% - 2030* ..............................       489,231                --
Stena AB, 9.625% - 2012 ......................       425,000           466,969
Teekay Shipping Corporation,
  8.32% - 2008 ...............................       165,000           176,138
                                                                   -----------
                                                                     1,059,107
                                                                   -----------
  Total corporate bonds - 89.3% ..............                      61,732,909

FOREIGN BONDS
-------------
BULGARIA - 0.3%
Bulgaria FLIRB, 2.6875% - 2012(1) ............       126,667           122,233
Bulgaria IAB, 2.6875% - 2011(1) ..............        57,600            54,576
                                                                   -----------
                                                                       176,809
CHILE - 0.2%
Republic of Chile:
  5.625% - 2007 ..............................       100,000           108,420
  7.125% - 2012 ..............................        25,000            29,090
                                                                   -----------
                                                                       137,510
DOMINICAN REPUBLIC - 0.1%
Dominican Republic,
  9.50% - 2006 ...............................        40,000            38,000

KOREA - 0.3%
Korea Development Bank,
  7.125% - 2004 ..............................       195,000           203,039

MEXICO - 0.7%
Pemex Poject Funding Master Trust:
  8.50% - 2008 ...............................        30,000            35,025
  9.125% - 2010 ..............................        40,000            48,400
Pemex Master Trust, 7.875% - 2009                     35,000            39,988
United Mexican States:
  8.375% - 2011 ..............................        85,000           101,830
  7.50% - 2012 ...............................       200,000           229,000
                                                                   -----------
                                                                       454,243

--------------------------------------------------------------------------------
                                       22  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER           MARKET
FOREIGN BONDS (CONTINUED)                         OF SHARES          VALUE
-------------------------------------------------------------------------------
PANAMA - 0.2%
Republic of Panama:
  9.625% - 2011 ..............................    $  100,000       $   116,000
  5.00% - 2014(2) ............................    $   42,592            38,333
                                                                   -----------
                                                                       154,333
PERU - 0.1%
Republic of Peru, 4.00% - 2017(2) ............    $  115,000            87,400

PHILIPPINES - 0.2%
Republic of Philippines:
  8.875% - 2008 ..............................    $   70,000            77,000
  8.375% - 2009 ..............................    $   30,000            31,950
                                                                   -----------
                                                                       108,950
RUSSIA - 0.4%
Russia Finance Ministry, 3.00% - 2011 ........    $   80,000            66,000
Russian Federation:
  8.75% - 2005 ...............................    $   40,000            44,640
  10.00% - 2007 ..............................    $  100,000           121,750
  8.25% - 2010 ...............................    $   36,500            42,158
                                                                   -----------
                                                                       274,548
SOUTH AFRICA - 0.2%
Republic of South Africa:
  9.125% - 2009 ..............................    $   95,000           117,800
  7.375% - 2012 ..............................    $   35,000            40,163
                                                                   -----------
                                                                       157,963
TUNISIA - 0.1%
Banque Cent de Tunisia,
  7.375% - 2012 ..............................    $   80,000            93,200

UKRAINE - 0.1%
Ukraine Government,
  11.00% - 2007 ..............................    $   56,000            61,544

VENEZUELA - 0.1%
Republic of Venezuela,
  1.875% - 2007(1) ...........................    $  107,141            84,909
                                                                   -----------
  Total foreign bonds - 3.0% .................                       2,032,448

WARRANTS - 0.0%
---------------
McLeodUSA, Inc. ..............................           902              370

REPURCHASE AGREEMENT - 2.5%
---------------------------
United Missouri Bank, 0.82% - 07-01-03
  (Collateralized by FHLB, 07-09-03
  with a value of $1,789,000) ................    $1,753,000         1,753,000
  Total investments - 97.0% ..................                      67,062,373
  Cash & other assets,
    less liabilities - 3.0% ..................                       2,054,606
                                                                   -----------
  Total net assets - 100.0% ..................                     $69,116,979
                                                                   ===========

-------------------------------------------------------------------------------
The identified cost of investments owned at June 30, 2003 was the same for federal income tax and book purposes.

*Non-income producing security

(1) Variable rate security. Rate indicated is rate effective at June 30, 2003.

(2) Security is a step bond. Rate indicated is rate effective at June 30, 2003.

(3) Deferred interest obligation currently zero under terms of initial offering.

--------------------------------------------------------------------------------
                                       23  See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES C

                               MONEY MARKET SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES C (MONEY MARKET)

                                                  PRINCIPAL          MARKET
COMMERCIAL PAPER                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
BEVERAGE - 2.5%
Coca-Cola Company,
  1.21%, 07-17-03 ............................    $2,500,000       $ 2,498,746

ELECTRIC UTILITIES - 3.1%
Florida Power & Light Company,
  1.00%, 07-07-03 ............................     3,000,000         2,999,500

NATURAL GAS - 0.8%
New Jersey Natural Gas Company,
  1.05%, 7-21-03 .............................       815,000           814,525

PHARMACEUTICALS - 2.7%
Schering Corporation:
  1.00%, 8-15-03 .............................     1,300,000         1,298,272
  1.00%, 08-22-03 ............................     1,300,000         1,298,122
                                                                   -----------
                                                                     2,596,394
PUBLISHING - 3.0%
McGraw-Hill Companies, Inc.,
  1.16%, 08-26-03 ............................     2,900,000         2,895,266

TELECOMMUNICATIONS - 3.4%
Verizon Network Funding Corporation:
  1.18%, 07-24-03 ............................     2,300,000         2,298,266
  1.01%, 08-12-03 ............................     1,000,000           998,822
                                                                   -----------
                                                                     3,297,088
                                                                   -----------
  Total commercial paper - 15.5% .............                      15,101,519

U.S. GOVERNMENT & AGENCIES
--------------------------
FEDERAL HOME LOAN MORTGAGE COMPANY - 43.0%
  1.13%, 07-08-03 ............................     2,000,000         1,999,561
  1.00%, 07-10-03 ............................     3,645,000         3,644,089
  1.14%, 07-15-03 ............................     2,500,000         2,498,892
  1.20%, 08-04-03 ............................     2,100,000         2,098,095
  0.89%, 08-11-03 ............................     3,800,000         3,796,148
  0.96%, 08-12-03 ............................     1,800,000         1,797,984
  1.00%, 08-14-03 ............................     3,000,000         2,996,333
  0.91%, 08-28-03 ............................     1,900,000         1,897,061
  1.34%, 09-03-03 ............................       900,000           898,474
  1.35%, 09-03-03 ............................     1,600,000         1,597,258
  0.89%, 09-25-03 ............................     8,023,000         8,004,603
  1.205%, 10-27-03 ...........................     1,200,000         1,196,224
  0.97%, 10-20-03 ............................     3,900,000         3,888,452
  1.27%, 12-04-03 ............................     2,600,000         2,689,677
  1.42%, 12-04-03 ............................     2,900,000         2,887,027
                                                                   -----------
                                                                    41,889,878
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 32.8%
  1.25%, 07-02-03 ............................     2,600,000         2,599,932
  1.16%, 07-16-03 ............................     4,300,000         4,298,297
  1.18%, 07-23-03 ............................     2,700,000         2,698,431
  0.88%, 07-28-03 ............................     4,400,000         4,397,096
  0.90%, 07-31-03 ............................       600,000           599,550
  1.16%, 08-20-03 ............................     2,500,000         2,496,668
  1.25%, 08-22-03 ............................     2,300,000         2,296,810
  1.165%, 08-27-03 ...........................     2,400,000         2,396,352
  0.91%, 09-03-03 ............................     2,000,000         1,996,586
  1.32%, 09-19-03 ............................     2,100,000         2,095,521
  1.20%, 10-15-03 ............................     1,997,000         1,991,354
  1.40%, 11-14-03 ............................     4,100,000         4,085,129
                                                                   -----------
                                                                    31,951,726
SMALL BUSINESS ASSOCIATION POOLS - 3.4%
  #502406, 2.00%, 03-25-06(1) ................        15,464            15,464
  #502163, 2.25%, 12-25-12(1) ................       313,512           313,512
  #502353, 2.00%, 09-25-18(1) ................        67,182            67,182
  #503176, 1.875%, 10-25-20(1) ...............       162,706           163,520
  #503283, 1.75%, 03-25-21(1) ................       105,362           104,919
  #503459, 1.75%, 03-25-21(1) ................       523,411           521,448
  #503303, 1.75%, 04-25-21(1) ................       304,841           304,251
  #503308, 1.75%, 04-25-21(1) ................       369,147           369,147
  #503295, 1.75%, 04-25-21(1) ................       340,011           339,353
  #503343, 1.875%, 05-25-01(1) ...............       533,456           533,456
  #503347, 1.875%, 05-25-21(1) ...............       559,501           559,501
                                                                   -----------
                                                                     3,291,753
STUDENT LOAN MORTGAGE ASSOCIATION - 1.9%
  1.40%, 04-25-08(1) .........................        43,934            43,953
  1.40%, 07-25-08(1) .........................       564,363           564,684
  1.58%, 10-25-10(1) .........................     1,306,711         1,310,740
                                                                   -----------
                                                                     1,919,377
                                                                   -----------
  Total U.S. government & agencies - 81.1% ...                      79,052,734

--------------------------------------------------------------------------------
                                       25  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES C (MONEY MARKET) (CONTINUED)

                                                  PRINCIPAL          MARKET
MISCELLANEOUS ASSETS                               AMOUNT            VALUE
-------------------------------------------------------------------------------
Funding Agreements - 3.0%
United of Omaha Life Insurance
  Company, 1.42%, 01-21-05(1) ................   $ 3,000,000       $ 3,000,000

REPURCHASE AGREEMENT - 0.3%
---------------------------

United Missouri Bank, 0.82%,
  07-01-03 (Collateralized by
  FHLB, 07-09-03 with a value
  of $337,000) ...............................       267,000           267,000
                                                                   -----------
  Total investments - 99.9% ..................                      97,421,253
  Cash & other assets, less
    liabilities - 0.1% .......................                          60,342
                                                                   -----------
  Total net assets - 100.0% ..................                     $97,481,595
                                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at June 30, 2003.

--------------------------------------------------------------------------------
                                       26  See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES O

                              EQUITY INCOME SERIES

                     T.ROWEPRICE [LOGO OF T.ROWEPRICE (R)]
                             INVEST WITH CONFIDENCE

                                   SUBADVISOR,
                         T. ROWE PRICE ASSOCIATES, INC.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES O (EQUITY INCOME)

                                                     NUMBER          MARKET
PREFERRED STOCKS                                    OF SHARES        VALUE
------------------------------------------------------------------------------
BANKS & CREDIT - 0.3%
Ford Motor Company Capital
  Trust II, 6.50% - 2032 .....................        10,300       $   447,535

TECHNOLOGY - 0.7%
Lucent Technologies, Inc., 8.00% - 2031 ......         1,150         1,176,749
                                                                   -----------
  Total preferred stocks - 1.0% ..............                       1,624,284

COMMON STOCKS
-------------

AEROSPACE & DEFENSE - 4.1%
Boeing Company ...............................        23,500           806,520
Honeywell International, Inc. ................       106,100         2,848,785
Lockheed Martin Corporation ..................        16,300           775,391
Raytheon Company .............................        27,500           903,100
Rockwell Collins, Inc. .......................        68,100         1,677,303
                                                                   -----------
                                                                     7,011,099

ALUMINUM - 0.2%
Alcoa, Inc. ..................................        12,400           316,200

AUTOMOBILE MANUFACTURERS - 0.4%
Ford Motor Company ...........................        54,100           594,559

BANKS - 7.3%
Bank of America Corporation ..................        22,700         1,793,981
Bank One Corporation .........................        63,567         2,363,421
FleetBoston Financial Corporation ............        69,820         2,074,352
Mellon Financial Corporation .................        61,800         1,714,950
Mercantile Bankshares Corporation ............        28,300         1,114,454
National City Corporation ....................        30,900         1,010,739
Northern Trust Corporation ...................        19,900           831,621
Wells Fargo & Company ........................        22,000         1,108,800
Wilmington Trust Corporation .................        15,100           443,185
                                                                   -----------
                                                                    12,455,503

BROADCASTING & CABLE TV - 1.0%
Comcast Corporation* .........................        57,092         1,723,037

COMMERCIAL PRINTING - 0.4%
R. R. Donnelley & Sons Company ...............        29,000           758,060

COMPUTER HARDWARE - 1.3%
Hewlett-Packard Company ......................       106,199         2,262,039

DEPARTMENT STORES - 0.6%
J. C. Penney Company, Inc. ...................        12,400           208,940
May Department Stores Company ................        39,350           875,931
                                                                   -----------
                                                                     1,084,871

DISTILLER & VINTNERS - 0.7%
Brown-Forman Corporation (Cl. B) .............        15,500         1,218,610

DISTRIBUTORS - 0.7%
Genuine Parts Company ........................        34,900         1,117,149

DIVERSIFIED CHEMICALS - 2.4%
Dow Chemical Company .........................        50,600         1,566,576
E. I. du Pont de Nemours & Company ...........        45,300         1,886,292
Hercules, Inc.* ..............................        64,800           641,520
                                                                   -----------
                                                                     4,094,388

DIVERSIFIED COMMERCIAL SERVICES - 0.4%
Dun & Bradstreet Corporation* ................        18,200           748,020

DIVERSIFIED FINANCIAL SERVICES - 4.4%
American Express Company .....................        49,000         2,048,690
Citigroup, Inc. ..............................        34,333         1,469,452
Fannie Mae ...................................        21,000         1,416,240
J. P. Morgan Chase & Company .................        52,130         1,781,803
Moody's Corporation ..........................        13,700           722,127
                                                                   -----------
                                                                     7,438,312

ELECTRIC UTILITIES - 2.9%
Constellation Energy Group, Inc. .............        52,700         1,807,610
FirstEnergy Corporation ......................        27,357         1,051,877
PPL Corporation ..............................        12,104           520,472
TXU Corporation ..............................        65,000         1,459,250
                                                                   -----------
                                                                     4,839,209

ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
Cooper Industries, Ltd. ......................        54,888         2,266,874
Emerson Electric Company .....................        16,300           832,930
Hubbell, Inc. (Cl. B) ........................        27,800           920,180
Rockwell Automation, Inc. ....................        43,000         1,025,120
                                                                   -----------
                                                                     5,045,104

ENVIRONMENTAL SERVICES - 1.0%
Waste Management, Inc. .......................        73,122         1,761,509

GAS UTILITIES - 0.8%
NiSource, Inc. ...............................        67,400         1,280,600

HEALTH CARE EQUIPMENT - 1.3%
Baxter International, Inc. ..................         48,500         1,261,000
Becton, Dickinson & Company .................         23,700           920,745
                                                                   -----------
                                                                     2,181,745

HOME IMPROVEMENT RETAIL - 1.3%
Home Depot, Inc. .............................        67,200         2,225,664

HOTELS - 1.6%
Hilton Hotels Corporation ....................        83,500         1,067,965
Starwood Hotels & Resorts
  Worldwide, Inc. ............................        55,749         1,593,864
                                                                   -----------
                                                                     2,661,829

--------------------------------------------------------------------------------
                                       28  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES O (EQUITY INCOME) (CONTINUED)

                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES        VALUE
------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES - 0.9%
Black & Decker Corporation ...................        16,200       $   703,890
Stanley Works ................................        27,100           747,960
                                                                   -----------
                                                                     1,451,850

HOUSEHOLD PRODUCTS - 1.6%
Clorox Company ...............................        26,100         1,113,165
Kimberly-Clark Corporation ...................        30,800         1,605,912
                                                                   -----------
                                                                     2,719,077

HOUSEWARES & SPECIALTIES - 0.9%
Fortune Brands, Inc. .........................        30,000         1,566,000

INDUSTRIAL CONGLOMERATES - 2.1%
General Electric Company .....................       104,300         2,991,324
Tyco International, Ltd. .....................        32,700           620,646
                                                                   -----------
                                                                     3,611,970

INDUSTRIAL MACHINERY - 1.4%
Eaton Corporation ............................        10,200           801,822
Pall Corporation .............................        70,700         1,590,750
                                                                   -----------
                                                                     2,392,572

INSURANCE BROKERS - 0.3%
AON Corporation ..............................        24,200           582,736

INTEGRATED OIL & GAS - 7.0%
Amerada Hess Corporation .....................        34,100         1,677,038
ChevronTexaco Corporation ....................        44,966         3,246,545
Exxon Mobil Corporation ......................       103,568         3,719,127
Marathon Oil Corporation .....................        31,800           837,930
Royal Dutch Petroleum Company ................        50,300         2,344,986
                                                                   -----------
                                                                    11,825,626

INTEGRATED TELECOMMUNICATION SERVICES - 6.4%
AT&T Corporation .............................        57,710         1,110,918
Alltel Corporation ...........................        34,000         1,639,480
Qwest Communications
  International, Inc.* .......................       294,701         1,408,671
SBC Communications, Inc. .....................        75,152         1,920,134
Sprint Corporation (FON Group) ...............        93,500         1,346,400
Verizon Communications, Inc. .................        86,836         3,425,680
                                                                   -----------
                                                                    10,851,283

LEISURE PRODUCTS - 0.8%
Hasbro, Inc. .................................        75,800         1,325,742

LIFE & HEALTH INSURANCE - 2.2%
John Hancock Financial Services, Inc. ........        20,529           630,856
Lincoln National Corporation .................        36,924         1,315,602
Prudential Financial, Inc. ...................        14,700           494,655
UnumProvident Corporation ....................        94,900         1,272,609
                                                                   -----------
                                                                     3,713,722

MANAGED HEALTH CARE - 0.8%
Cigna Corporation ............................        29,100         1,365,954

MOVIES & ENTERTAINMENT - 2.7%
AOL Time Warner, Inc.* .......................       159,300         2,563,137
Walt Disney Company ..........................       105,900         2,091,525
                                                                   -----------
                                                                     4,654,662

MULTI-LINE INSURANCE - 0.5%
American International Group, Inc. ...........        16,287           898,717

MULTI-UTILITIES - 1.1%
Duke Energy Corporation ......................        67,300         1,342,635
El Paso Corporation ..........................        62,600           505,808
                                                                   -----------
                                                                     1,848,443

NETWORKING EQUIPMENT - 0.5%
Cisco Systems, Inc.* .........................        50,100           831,159

OFFICE ELECTRONICS - 0.2%
Xerox Corporation* ...........................        32,100           339,939

OIL & GAS EQUIPMENT & SERVICES - 0.9%
Baker Hughes, Inc. ...........................        15,800           530,406
Schlumberger, Ltd. ...........................        22,400         1,065,568
                                                                   -----------
                                                                     1,595,974

OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Unocal Corporation ...........................        47,700         1,368,513

PACKAGED FOODS - 2.4%
Campbell Soup Company ........................        57,500         1,408,750
General Mills, Inc. ..........................        26,800         1,270,588
Hershey Foods Corporation ....................         6,000           417,960
Kellogg Company ..............................        15,000           515,550
McCormick & Company, Inc. ....................        16,800           456,960
                                                                   -----------
                                                                     4,069,808

PAPER PRODUCTS - 1.5%
International Paper Company ..................        61,720         2,205,256
MeadWestvaco Corporation .....................        14,400           355,680
                                                                   -----------
                                                                     2,560,936

PERSONAL PRODUCTS - 0.7%
Gillette Company .............................        37,400         1,191,564

PHARMACEUTICALS - 7.3%
Abbott Laboratories ..........................        24,600         1,076,496
Bristol-Myers Squibb Company .................       103,300         2,804,595
Merck & Company, Inc. ........................        71,400         4,323,270
Schering-Plough Corporation ..................        94,100         1,750,260
Wyeth ........................................        53,400         2,432,370
                                                                   -----------
                                                                    12,386,991

PHOTOGRAPHIC PRODUCTS - 0.8%
Eastman Kodak Company ........................        48,900         1,337,415

--------------------------------------------------------------------------------
                                       29  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES O (EQUITY INCOME) (CONTINUED)

                                                      NUMBER         MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES        VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 2.7%
Chubb Corporation ............................        25,500      $  1,530,000
Safeco Corporation ...........................        52,500         1,852,200
St. Paul Companies, Inc. .....................        35,004         1,277,996
                                                                  ------------
                                                                     4,660,196

PUBLISHING & PRINTING - 2.9%
Dow Jones & Company, Inc. ....................        43,400         1,867,502
Knight-Ridder, Inc. ..........................        26,400         1,819,752
New York Times Company .......................        11,400           518,700
Reader's Digest Association, Inc. ............        48,978           660,223
                                                                  ------------
                                                                     4,866,177

RAILROADS - 2.1%
Norfolk Southern Corporation .................        67,100         1,288,320
Union Pacific Corporation ....................        38,200         2,216,364
                                                                  ------------
                                                                     3,504,684

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Simon Property Group, Inc. ...................        31,636         1,234,753

RESTAURANTS - 1.2%
McDonald's Corporation .......................        95,500         2,106,730

SEMICONDUCTORS - 0.7%
Agere Systems, Inc.* .........................       115,206           268,430
Agere Systems, Inc. (Cl. B)* .................        46,801           107,642
Texas Instruments, Inc. ......................        41,500           730,400
                                                                  ------------
                                                                     1,106,472

SPECIALTY CHEMICALS - 1.2%
Great Lakes Chemical Corporation .............        42,400           864,960
International Flavors &
  Fragrances, Inc. ...........................        34,900         1,114,357
                                                                  ------------
                                                                     1,979,317

SPECIALTY STORES - 0.5%
Toys 'R' Us, Inc.* ...........................        73,700           893,244

Systems Software - 0.8%
Microsoft Corporation ........................        51,900         1,329,159

TELECOMMUNICATIONS EQUIPMENT - 0.8%
Lucent Technologies, Inc.* ...................       176,900           359,107
Motorola, Inc. ...............................       105,900           998,637
                                                                  ------------
                                                                     1,357,744

TOBACCO - 1.5%
Altria Group, Inc. ...........................        26,500         1,204,160
UST, Inc. ....................................        40,200         1,408,206
                                                                  ------------
                                                                     2,612,366
                                                                  ------------
  Total common stocks - 94.7% ................                     160,959,002

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
FOREIGN STOCK - 1.1%                               OF SHARES          VALUE
------------------------------------------------------------------------------
UNITED KINGDOM
BP plc ADR ...................................        43,784      $  1,839,804

MONEY MARKET MUTUAL FUND - 1.8%
-------------------------------
State Street Navigator Securities
   Lending Prime Portfolio(1) ................     3,067,165         3,067,165

TEMPORARY CASH INVESTMENTS
--------------------------
T. Rowe Price Reserve
   Investment Fund ...........................     4,336,180         4,336,180
State Street General Account Fund ............       812,091           812,091
                                                                  ------------
   Total temporary cash investments - 3.0% ...                       5,148,271
                                                                  ------------
   Total investments - 101.6% ................                     172,638,526
   Liabilities, less cash & other
     assets - (1.6%) .........................                      (2,753,012)
                                                                  ------------
   Total net assets - 100.0% .................                    $169,885,514
                                                                  ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and finanical statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1) Securities purchased with cash proceeds from securities loans.

--------------------------------------------------------------------------------
                                       30  See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES N

                        MANAGED ASSET ALLOCATION SERIES

                     T.ROWEPRICE [LOGO OF T.ROWEPRICE (R)]
                             INVEST WITH CONFIDENCE

                                   SUBADVISOR,
                         T. ROWE PRICE ASSOCIATES, INC.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION)

                                                   PRINCIPAL         MARKET
CONVERTIBLE BONDS                                    AMOUNT           VALUE
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.1%
Tyco International Group:
  2.75% - 2018 ...............................     $  42,000       $    45,255
  3.125% - 2023 ..............................         8,000             8,760
                                                                   -----------
  Total convertible bonds - 0.1% .............                          54,015

CORPORATE BONDS
---------------
AEROSPACE & DEFENSE - 0.1%
Boeing Company, 5.125% - 2013 ................        25,000            26,287
Sequa Corporation, 9.00% - 2009 ..............        25,000            26,500
                                                                   -----------
                                                                        52,787

AUTOMOTIVE - 0.1%
Arvin Industries, Inc., 7.125% - 2009 ........        25,000            26,281
Dana Corporation, 10.125% - 2010 .............        25,000            27,563
General Motors, 8.375% - 2033 ................        30,000            29,543
                                                                   -----------
                                                                        83,387

BANKING - 0.7%
ABN Amro Bank N.V., 7.125% - 2007 ............        35,000            40,778
BB & T Corporation, 6.50% - 2011 .............        20,000            23,457
Bank of America Corporation,
  4.875% - 2012 ..............................        60,000            63,322
Bank of New York Company,
  Inc., 2.20% - 2006 .........................        35,000            35,305
Bank One Corporation,
  5.25% - 2013 ...............................        75,000            80,915
Countrywide Home Loans, Inc.,
  5.50% - 2007 ...............................        35,000            38,318
JP Morgan Chase & Company,
  5.75% - 2013 ...............................        50,000            54,664
Northern Trust Company,
  4.60% - 2013 ...............................        25,000            25,773
State Street Corporation,
  7.65% - 2010 ...............................        60,000            74,475
Wachovia Corporation,
  6.40% - 2008 ...............................        20,000            22,790
Washington Mutual Bank,
  5.50% - 2013 ...............................        60,000            65,407
                                                                   -----------
                                                                       525,204

BASIC INDUSTRY - OTHER - 0.1%
Better Minerals & Aggregates
  Company, 13.00% - 2009 .....................        25,000            16,625
Owens-Ilinois, Inc.,
  7.35% - 2008 ...............................        25,000            25,000
                                                                   -----------
                                                                        41,625

BEVERAGE - 0.2%
Bottling Group, LLC, 4.625% - 2012 ...........        40,000            41,808
Coca-Cola Enterprises, 6.125% - 2011 .........        40,000            45,900
Diageo Capital plc, 3.50% - 2007 .............        45,000            46,312
                                                                   -----------
                                                                       134,020

BROKERAGE - 0.3%
Credit Suisse First Boston USA, Inc.,
  6.50% - 2012 ...............................        60,000            68,853
Franklin Resources, Inc., 3.70% - 2008 .......        15,000            15,350
Goldman Sachs Group, Inc.:
  4.125% - 2008 ..............................        55,000            57,797
  6.125% - 2033 ..............................        20,000            21,448
Lehman Brothers Holdings,
  4.00% - 2008 ...............................        30,000            31,266
Morgan Stanley, 3.625% - 2008 ................        25,000            25,620
                                                                   -----------
                                                                       220,334

BUILDING MATERIALS - 0.4%
American Builders & Contractors
  Supply Company, Inc.,
  10.625% - 2007 .............................        50,000            51,875
Associated Materials Inc.,
  9.75% - 2012 ...............................        25,000            27,281
Lowe's Companies, Inc.,
  6.50% - 2029 ...............................        40,000            45,362
Masco Corporation,
  5.875% - 2012 ..............................        70,000            77,737
Nortek, Inc., 9.875% - 2011 ..................        50,000            52,625
Ryland Group, Inc.,
  9.125% - 2011 ..............................        50,000            57,125
                                                                   -----------
                                                                       312,005

CAPITAL GOODS - OTHER - 0.1%
Agco Corporation, 9.50% - 2008 ...............        25,000            27,000
Rexnord Corporation,
  10.125% - 2012 .............................        25,000            27,500
                                                                   -----------
                                                                        54,500

CAPTIVE - 0.2%
American Express Credit,
  3.00% - 2008 ...............................        25,000            25,172
Bluewater Finance, Ltd.,
  10.25% - 2012 ..............................        25,000            24,750
Caterpillar Financial Services
  Corporation, 2.59% - 2006 ..................        35,000            35,506
Ford Motor Credit Company,
  6.50% - 2007 ...............................        35,000            36,824
                                                                   -----------
                                                                       122,252

CHEMICALS - 0.6%
Chevron Phillips Chemical
  Company, LLC, 5.375% - 2007 ................        35,000            37,753
Equistar Chemical/Funding,
  10.625% - 2011 .............................        25,000            25,625
Hercules, Inc., 11.125% - 2007 ...............        30,000            34,950
Huntsman ICI Chemicals LLC,
  10.125% - 2009 .............................        50,000            48,000

--------------------------------------------------------------------------------
                                       32  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                          AMOUNT           VALUE
------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
Koppers Industry, Inc.,
  9.875% - 2007 ..............................      $ 50,000       $    51,625
Lyondell Chemical Company,
  9.625% - 2007 ..............................        25,000            24,500
MacDermid, Inc., 9.125% - 2011 ...............        50,000            55,875
Monsanto Company, 4.00% - 2008 ...............        35,000            35,981
Noveon, Inc., 13.00% - 2011 ..................        25,000            25,750
Polyone Corporation, 10.625% - 2010 ..........        25,000            24,375
Potash Corporation of Saskatchewan,
  4.875% - 2013 ..............................        20,000            20,581
Resolution Performance, 9.50% - 2010 .........        25,000            26,000
Salt Holdings Corporation, Inc.,
  0.00% - 2012(5) ............................       100,000            56,000
                                                                   -----------
                                                                       467,015

COMMUNICATIONS - OTHER - 0.2%
Dex Media East, LLC:
  9.875% - 2009 ..............................        25,000            27,875
  12.125% - 2012 .............................        50,000            59,125
International Business Machines
  Corporation, 4.25% - 2009 ..................        55,000            58,149
Liberty Group Operating, Inc.,
  9.375% - 2008 ..............................        25,000            25,250
                                                                   -----------
                                                                       170,399

CONSUMER PRODUCTS - 0.2%
Actuant Corporation, 13.00% - 2009 ...........        49,000            57,330
American Achievement Corporation,
  11.625% - 2007 .............................        25,000            26,750
Jostens, Inc., 12.75% - 2010 .................        25,000            29,500
                                                                   -----------
                                                                       113,580

DISTRIBUTORS - NATURAL GAS - 0.1%
Entergy Gulf States, Inc.,
  5.20% - 2007 ...............................        40,000            41,438
Norman Energy Corporation,
  6.50% - 2008 ...............................        11,000            11,797
Sempra Energy, 6.00% - 2013 ..................        45,000            49,614
                                                                   -----------
                                                                       102,849

ELECTRIC UTILITIES - 1.2%
AES Corporation:
  8.375% - 2007 ..............................        25,000            23,750
  9.00% - 2015 ...............................        25,000            26,125
AMI Semiconductor, Inc.,
  10.75% - 2013 ..............................        25,000            28,250
Appalachian Power Company,
  4.80% - 2005 ...............................        45,000            47,268
Black Hills Corporation,
  6.50% - 2013 ...............................        20,000            19,957
CE Electric, 6.853% - 2004 ...................        45,000            46,468
CMS Energy Corporation,
  9.875% - 2007 ..............................        25,000            26,656
Calpine Corporation, 8.50% - 2011 ............        25,000            18,750
Cincinnati Gas & Electric Company,
  5.70% - 2012 ...............................        40,000            43,946
Consolidated Edison Company of
  NY, 4.875% - 2013 ..........................        25,000            26,359
Consumers Energy - ITC,
  4.25% - 2008 ...............................        20,000            20,682
DPL, Inc., 8.25% - 2007 ......................        20,000            22,680
Enertgy Louisiana, Inc.,
  6.50% - 2008 ...............................       125,000           128,469
Firstenergy Corporation,
  7.375% - 2031 ..............................        40,000            44,801
Nisource Finance Corporation,
  7.625% - 2005 ..............................        30,000            32,800
Northwestern Corporation,
  8.75% - 2012 ...............................        25,000            19,406
PPL Energy Supply, LLC,
  6.40% - 2011 ...............................        60,000            66,608
PSEG Power, LLC, 8.625% - 2031 ...............        30,000            38,674
Pepco Holdings, Inc.,
  3.75% - 2006 ...............................        35,000            36,188
Pinnacle West Capital Corporation,
  6.40% - 2006 ...............................        40,000            43,218
Sanmina Corporation,
  10.375% - 2010 .............................        25,000            27,875
Southern Power Company,
  6.25% - 2012 ...............................        45,000            50,935
TNP Enterprises, Inc.,
  10.25% - 2010 ..............................        25,000            25,000
Teco Energy, Inc., 7.00% - 2012 ..............        50,000            48,750
                                                                   -----------
                                                                       913,615

ENERGY - INTEGRATED - 0.2%
American Electric Power,
  5.375% - 2010 ..............................        30,000            32,065
Conocophillips, 5.90% - 2032 .................        40,000            42,922
Illinova Corporation,
  11.50% - 2010 ..............................        25,000            28,563
Occidental Petroleum,
  4.25% - 2010 ...............................        15,000            15,649
Oncor Electric Delivery,
  7.00% - 2022 ...............................        25,000            27,883
TXU Energy Company,
  7.00% - 2013 ...............................        15,000            16,601
                                                                   -----------
                                                                       163,683

ENERGY - OTHER - 0.1%
Fairchild Semiconductor
  Corporation, 10.50% - 2009 .................        50,000            56,250
South Point Energy,
  9.825% - 2019 ..............................        25,000            23,500
                                                                   -----------
                                                                        79,750

--------------------------------------------------------------------------------
                                       33  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                          AMOUNT           VALUE
------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
AMF Bowling Worldwide, Inc.,
  13.00% - 2008 ..............................      $ 25,000       $    27,250
Hard Rock Hotel, Inc.,
  8.875% - 2013 ..............................        25,000            26,125
Old Evangeline Downs,
  13.00% - 2010 ..............................        25,000            25,500
Six Flags, Inc., 9.50% - 2009 ................        25,000            24,625
Town Sports International,
  9.625% - 2011 ..............................        25,000            26,125
                                                                   -----------
                                                                       129,625

ENVIRONMENTAL - 0.2%
Allied Waste North America, Inc.,
  (Series B), 7.875% - 2009 ..................        25,000            26,156
Casella Waste Systems,
  9.75% - 2013 ...............................        25,000            26,500
Fisher Scientific International,
  8.125% - 2012 ..............................        25,000            26,750
IESI Corporation, 10.25% - 2012 ..............        25,000            26,500
Synagro Technologies, Inc.,
  9.50% - 2009 ...............................        25,000            26,750
Weyerhauser Company,
  5.95% - 2008 ...............................        40,000            44,754
                                                                   -----------
                                                                       177,410

FINANCIAL - OTHER - 0.2%
IPC Acquisition Corporation,
  11.50% - 2009 ..............................        25,000            26,500
Orion Power Holdings, Inc.,
  12.00% - 2010 ..............................        25,000            29,000
Wells Fargo Financial, Inc.,
  5.50% - 2012 ...............................        80,000            88,841
                                                                   -----------
                                                                       144,341

FOOD - 0.3%
Agrilink Foods, Inc., 11.875% - 2008 .........        25,000            26,938
Doane Pet Care Company,
  10.75% - 2010 ..............................        25,000            27,250
Dole Food Company, 8.875% - 2011 .............        25,000            26,500
Kellogg Company, 6.60% - 2011 ................        40,000            46,909
Pantry, Inc., 10.25% - 2007 ..................        25,000            25,750
Travelcenters of America, Inc.,
  12.75% - 2009 ..............................        50,000            57,500
Unilever Capital Corporation,
  5.90% - 2032 ...............................        45,000            48,452
                                                                   -----------
                                                                       259,299

GAMING - 0.2%
Ameristar Casinos, Inc.,
  10.75% - 2009 ..............................        25,000            28,344
Argosy Gaming Company,
  10.75% - 2009 ..............................        25,000            27,375
Pinnacle Entertainment,
  9.25% - 2007 ...............................        25,000            24,625
Penn National Gaming, Inc.,
  11.125% - 2008 .............................        25,000            27,687
Turning Stone Casino,
  9.125% - 2010 ..............................        25,000            26,656
Las Vegas Sands, Inc.,
  Venetian Casino Resort, LLC,
  11.00% - 2010 ..............................        25,000            28,188
                                                                   -----------
                                                                       162,875

HEALTH CARE - 0.3%
Alaris Medical Systems,
  0.00% - 2008(5) ............................        25,000            26,375
Ameripath, Inc., 10.50% - 2013 ...............        25,000            26,813
Concentra Operating Corporation,
  13.00% - 2009 ..............................        25,000            27,125
Insight Health Services Corporation,
  9.875% - 2011 ..............................        25,000            26,250
Johnson & Johnson, 3.80% - 2013 ..............        35,000            34,715
Kinetic Concepts, Inc., 9.625% - 2007 ........        25,000            26,000
Playtex Products, Inc., 9.375% - 2011 ........        25,000            25,000
Vicar Operating, Inc., 9.875% - 2009 .........        25,000            27,375
                                                                   -----------
                                                                       219,653

HOME CONSTRUCTION - 0.1%
D.R. Horton, Inc., 8.50% - 2012 ..............        25,000            28,125
Lennar Corporation (Series B),
  9.95% - 2010 ...............................        25,000            29,250
WCI Communities, Inc.,
  10.625% - 2011 .............................        25,000            27,625
                                                                   -----------
                                                                        85,000

INDUSTRIAL - OTHER - 0.0%
National Waterworks, Inc.,
  10.50% - 2012 ..............................        25,000            27,656

INSURANCE LIFE - 0.6%
AIG Sunamerica Global Finance XII,
  5.30% - 2007 ...............................        70,000            76,362
Allstate Financial Global Funding,
  5.25% - 2007 ...............................        45,000            49,426
John Hancock Global Funding II,
  5.625% - 2006 ..............................       125,000           137,817
Marsh & McLennan Companies, Inc.,
  3.625% - 2008 ..............................        40,000            41,178
Nationwide Financial Services, Inc.,
  5.90% - 2012 ...............................        85,000            93,855
Prudential Financial, Inc.,
  3.75% - 2008 ...............................        35,000            36,043
                                                                   -----------
                                                                       434,681

--------------------------------------------------------------------------------
                                       34  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                          AMOUNT           VALUE
------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.0%
Fund American Companies, Inc.,
  5.875% - 2013 ..............................      $ 20,000       $    20,913

LODGING - 0.1%
Courtyard by Marriott,
  10.75% - 2008 ..............................        50,000            49,875
John Q. Hammons Hotels, Inc.,
  8.875% - 2012 ..............................        25,000            26,250
Station Casinos, Inc.,
  9.875% - 2010 ..............................        25,000            27,500
                                                                   -----------
                                                                       103,625

MEDIA - CABLE - 0.7%
Comcast Corporation,
  5.85% - 2010 ...............................        70,000            77,021
Cox Communcations, Inc.,
  7.875% - 2009 ..............................        40,000            49,109
CSC Holdings, Inc., 7.625% - 2011                     25,000            25,250
Charter Communications Holdings,
  11.125% - 2011 .............................        25,000            19,375
Coaxial, LLC, 0.00% - 2008(5) ................        25,000            24,750
Directv Holdings/Finance,
  8.375% - 2013 ..............................        50,000            55,750
Granite Broadcasting Corporation,
  10.375% - 2005 .............................        25,000            24,938
Insight Communications,
  0.00% - 2011(5) ............................        50,000            41,500
Insight Midwest, 10.50% - 2010 ...............        25,000            27,438
Mediacom Broadband, LLC,
  11.00% - 2013 ..............................        25,000            27,813
Paxson Communications Corporation,
  0.00% - 2009(5) ............................        50,000            41,750
Rogers Cantel, Inc., 9.75% - 2016 ............       100,000           116,000
                                                                   -----------
                                                                       530,694

MEDIA - NON-CABLE - 0.9%
AOL Time Warner, Inc.,
  7.625% - 2031 ..............................        40,000            46,164
Canwest Media, Inc.,
  10.625% - 2011 .............................        25,000            28,500
Clear Channel Communications,
  4.625% - 2008 ..............................        70,000            73,382
Coinmach Corporation,
  9.00% - 2010 ...............................        25,000            26,750
Echostar DBS Corporation,
  9.125% - 2009 ..............................        75,000            83,813
Houghton Mifflin Company,
  9.875% - 2013 ..............................        25,000            27,125
News America, Inc.,
  6.55% - 2033 ...............................        45,000            47,866
Quebecor Media, Inc.,
  11.125% - 2011 .............................        50,000            57,250
R.H. Donnelley Financial Corporation:
  8.875% - 2010 ..............................        25,000            27,625
  10.875% - 2012 .............................        50,000            58,250
Radio One, Inc., 8.875% - 2011 ...............        25,000            27,500
Spanish Broadcasting Systems, Inc.,
  9.625% - 2009 ..............................        50,000            53,125
Transwestern Publishing Company,
  9.625% - 2007 ..............................        25,000            26,063
Viacom, Inc., 5.625% - 2012 ..................        30,000            33,329
XM Satellite Radio, Inc.,
  12.00% - 2010 ..............................        25,000            24,500
                                                                   -----------
                                                                       641,242

METALS - 0.4%
AK Steel Corporation,
  7.875% - 2009 ..............................        50,000            42,500
BHP Finance USA, Ltd.,
  4.80% - 2013 ...............................        35,000            36,492
Bethlehem Steel Corporation,
  10.375% - 2003* ............................        50,000             1,000
Freeport McMoran Resources,
  7.00% - 2008 ...............................        50,000            36,500
Inco, Ltd., 7.75% - 2012 .....................        45,000            53,311
Jorgensen Earle M. Company,
  9.75% - 2012 ...............................        50,000            53,000
Steel Dynamics, Inc., 9.50% - 2009 ...........        25,000            26,187
Texas Industries, Inc., 10.25% - 2011 ........        25,000            26,125
Trimas Corporation, 9.875% - 2012 ............        25,000            25,625
                                                                   -----------
                                                                       300,740
NATURAL GAS - 0.0%
Nuevo Energy Company,
  9.50% - 2008 ...............................           500               524

NONCAPTIVE - CONSUMER - 0.4%
General Motors Acceptance
  Corporation, 5.85% - 2009 ..................       100,000           101,048
Household Finance Corporation:
  5.75% - 2007 ...............................        15,000            16,555
  6.375% - 2012 ..............................        15,000            17,087
International Lease Finance Corporation,
  6.375% - 2009 ..............................       100,000           111,995
Wiliams Scotsman, Inc.,
  9.875% - 2007 ..............................        25,000            24,500
                                                                   -----------
                                                                       271,185

NONCAPTIVE - DIVERSIFIED - 0.5%
CIT Group, Inc.:
  7.125% - 2004 ..............................        20,000            21,302
  7.75% - 2012 ...............................        45,000            53,656
Citigroup, Inc.:
  3.50% - 2008 ...............................        45,000            46,287
  5.625% - 2012 ..............................        60,000            66,104
John Deere Capital Corporation,
  7.00% - 2012 ...............................        45,000            53,424
General Electric Capital Corporation:
  3.50% - 2008 ...............................        50,000            51,198
  6.00% - 2012 ...............................       100,000           112,877
                                                                   -----------
                                                                       404,848

--------------------------------------------------------------------------------
                                       35  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                          AMOUNT           VALUE
------------------------------------------------------------------------------
OIL FIELD SERVICES - 0.5%
Baker Hughes, Inc., 6.875% - 2029 ............      $ 55,000       $    65,138
Chesapeake Energy Corporation,
  9.00% - 2012 ...............................        25,000            27,875
Devon Financing Corporation,
  6.875% - 2011 ..............................        35,000            41,056
Encore Acquisition Company,
  8.375% - 2012 ..............................        25,000            26,750
Magnum Hunter Resources, Inc.,
  10.00% - 2007 ..............................        25,000            25,875
Pemex Project Funding Master Trust,
  7.375% - 2014 ..............................        55,000            60,225
Petro Stopping Center/Financial
  Corporation, 10.50% - 2007 .................        50,000            49,750
Pride Petroleum Services, Inc.,
  9.375% - 2007 ..............................        25,000            25,813
Swift Energy Company,
  9.375% - 2012 ..............................        25,000            27,188
                                                                   -----------
                                                                       349,670

PACKAGING - 0.3%
AEP Industries, Inc., 9.875% - 2007 ..........        25,000            23,000
Bway Corporation, 10.00% - 2010 ..............        25,000            25,375
Constar International, Inc.,
  11.00% - 2012 ..............................        25,000            27,000
Four M Corporation, 12.00% - 2006 ............        50,000            50,250
Greif Brothers Corporation,
  8.875% - 2012 ..............................        25,000            26,875
Owens-Brockway Glass
  Containers, Inc.:
  8.875% - 2009 ..............................        25,000            27,125
  8.25% - 2013 ...............................        25,000            26,125
                                                                   -----------
                                                                       205,750

PAPER - 0.2%
Fibermark, Inc.,
  10.75% - 2011 ..............................        25,000            25,000
Georgia-Pacific Corporation,
  9.375% - 2013 ..............................        25,000            27,563
Longview Fibre Company,
  10.00% - 2009 ..............................        25,000            27,750
Plastipak Holdings, Inc.,
  10.75% - 2011 ..............................        25,000            26,750
Potlatch Corporation,
  10.00% - 2011 ..............................        25,000            27,750
Sealed Air Corporation,
  5.375% - 2008 ..............................        40,000            41,979
                                                                   -----------
                                                                       176,792

PHARMACEUTICALS - 0.2%
Abbott Laboratories,
  5.625% - 2006 ..............................        55,000            60,898
Alpharma, Inc., 8.625% - 2011 ................        25,000            26,250
Amerisourcebergen Corporation,
  8.125% - 2008 ..............................        25,000            27,500
                                                                   -----------
                                                                       114,648

PIPELINES - 0.2%
ANR Pipeline Company,
  8.875% - 2010 ..............................        25,000            27,313
Dynegy Holdings, Inc.,
  8.75% - 2012 ...............................        25,000            23,250
Dynegy-Roseton Danskamme,
  7.27% - 2010 ...............................        25,000            22,500
Kaneb Pipe Line OP Part,
  5.875% - 2013 ..............................        25,000            25,650
Kinder Morgan, Inc., 6.50% - 2012 ............        45,000            51,583
Southern Natural Gas Company,
  8.875% - 2010 ..............................        25,000            27,250
                                                                   -----------
                                                                       177,546

RAILROADS - 0.1%
Union Pacific Corporation,
  6.50% - 2012 ...............................        55,000            63,600

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Host Marriott LP, 9.50% - 2007 ...............        25,000            26,875
La Quinta Properties, 8.875% - 2011 ..........        50,000            53,250
Meristar Hospitality Corporation,
  9.125% - 2011 ..............................        25,000            24,500
Rouse Company, 8.43% - 2005 ..................       100,000           109,656
                                                                   -----------
                                                                       214,281

REFINING - 0.1%
Frontier Oil Escrow Corporation,
  8.00% - 2013 ...............................        25,000            26,125
Westport Resources Corporation,
  8.25% - 2011 ...............................        25,000            27,375
                                                                   -----------
                                                                        53,500

RETAILERS - 0.1%
GAP, Inc., 10.55% - 2008(6) ..................        50,000            60,750

SERVICES - 0.1%
Brand Services, Inc.,
  12.00% - 2012 ..............................        25,000            28,500
Brickman Group, Ltd.,
  11.75% - 2009 ..............................        25,000            27,937
Petroleum Helicopters Inc.,
  9.375% - 2009 ..............................        25,000            28,031
                                                                   -----------
                                                                        84,468

SUPERMARKETS - 0.0%
Jitney-Jungle Stores, 12.00% - 2006* .........        75,000                --

TECHNOLOGY - 0.2%
ASAT Finance LLC, 12.50% - 2006 ..............        32,500            27,950
Amkor Technologies,
  7.75% - 2013 ...............................        25,000            23,750
Avaya, Inc., 11.125% - 2009 ..................        25,000            27,375
Chippac International Company,
  Ltd., 12.75% - 2009 ........................        25,000            28,124
Flextronics International, Ltd.,
  9.875% - 2010 ..............................        25,000            27,375
On Semiconductor Corporation,
  12.00% - 2010 ..............................        25,000            27,750
                                                                   -----------
                                                                       162,324

--------------------------------------------------------------------------------
                                       36  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   PRINCIPAL         MARKET
CORPORATE BONDS (CONTINUED)                          AMOUNT           VALUE
------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.8%
Alaska Communications Systems
  Holdings, Inc., 9.375% - 2009 ..............      $ 20,000       $    20,000
AT & T Wireless Services, Inc.,
  7.875% - 2011 ..............................        45,000            53,146
British Telecom plc,
  8.375% - 2010 ..............................        35,000            44,264
Dobson Communications Corporation,
  10.875% - 2010 .............................        25,000            27,000
Nextel Communications:
  10.65% - 2007(5) ...........................        75,000            77,437
  9.95% - 2008(5) ............................        25,000            26,125
Nextel Partners, Inc.,
  11.00% - 2010 ..............................        25,000            27,000
Qwest Corporation,
  8.875% - 2012 ..............................        25,000            27,938
Qwest Services Corporation,
  13.50% - 2010 ..............................        50,000            56,500
Sprint Capital Corporation,
  6.375% - 2009 ..............................        70,000            76,563
Tritel PCS, Inc., 10.375% - 2011 .............        25,000            30,562
Time Warner Telecom, Inc.,
  10.125% - 2011 .............................        25,000            24,125
Triton PCS, Inc., 8.50% - 2013 ...............        25,000            26,875
Verizon Florida, Inc.,
  6.125% - 2013 ..............................        30,000            33,969
Verizon Global Funding Corporation:
  7.375% - 2012 ..............................        15,000            18,296
  7.75% - 2030 ...............................        25,000            31,662
Verizon Virginia, Inc.,
  4.625% - 2013 ..............................        25,000            25,677
                                                                   -----------
                                                                       627,139

TEXTILE - 0.0%
Interface, Inc., 10.375% - 2010 ..............        25,000            24,000

TOBACCO - 0.1%
Dimon, Inc., 9.625% - 2011 ...................        25,000            27,500
UST, Inc., 6.625% - 2012 .....................        70,000            81,053
                                                                   -----------
                                                                       108,553
                                                                   -----------
  Total corporate bonds - 13.1% ..............                       9,894,337

                                                       NUMBER         MARKET
COMMON STOCKS                                        OF SHARES         VALUE
------------------------------------------------------------------------------
ADVERTISING - 0.0%
Lamar Advertising Company* ...................           300       $    10,563

AEROSPACE & DEFENSE - 0.8%
Aeroflex, Inc.* ..............................         1,000             7,740
Boeing Company ...............................         3,000           102,960
General Dynamics Corporation .................           400            29,000
Herley Industries, Inc.* .....................           500             8,490
Honeywell International, Inc. ................         1,500            40,275
L-3 Communications Holdings, Inc.* ...........           400            17,396
Lockheed Martin Corporation ..................         1,600            76,112
Mercury Computer Systems, Inc.* ..............         1,300            23,608
Northrop Grumman Corporation .................           700            60,403
Raytheon Company .............................         1,400            45,976
Rockwell Colllins ............................           600            14,778
Triumph Group, Inc.* .........................           400            11,268
United Technologies Corporation ..............         1,900           134,577
                                                                   -----------
                                                                       572,583

AIR FREIGHT & COURIERS - 0.5%
Expeditors International of
  Washington, Inc. ...........................           300            10,392
FedEx Corporation ............................         1,800           111,654
Forward Air Corporation* .....................           400            10,148
United Parcel Service, Inc. ..................         3,300           210,210
UTI Worldwide, Inc. ..........................         1,000            31,190
                                                                   -----------
                                                                       373,594

AIRLINES - 0.1%
Atlantic Coast Airlines Holdings, Inc.* ......         1,200            16,188
Delta Air Lines, Inc. ........................         1,700            24,956
Frontier Airlines, Inc.* .....................         4,550            41,314
SkyWest, Inc. ................................           500             9,530
                                                                   -----------
                                                                        91,988

ALUMINUM - 0.1%
Alcoa, Inc. ..................................         3,500            89,250

APPAREL & ACCESSORIES - 0.0%
Coach, Inc.* .................................           700            34,818

APPAREL RETAIL - 0.5%
AnnTaylor Stores Corporation* ................         1,400            40,530
Christopher & Banks Corporation* .............         2,200            81,378
Gap, Inc. ....................................         3,000            56,280
Ross Stores, Inc. ............................         3,400           145,316
Too, Inc.* ...................................         1,400            28,350
                                                                   -----------
                                                                       351,854

APPLICATION SOFTWARE - 0.3%
Barra, Inc.* .................................           500            17,850
Cadence Design Systems, Inc.* ................         3,400            41,004
Factset Research Systems, Inc. ...............           500            22,025
Fair Isaac Corporation .......................           730            37,558
Jack Henry & Associates, Inc. ................           900            16,011
Intuit, Inc.* ................................         1,200            53,436
Mercury Interactive Corporation* .............           900            34,749
Serena Software, Inc.* .......................         1,100            22,968
Tibco Software, Inc.* ........................         1,900             9,671
                                                                   -----------
                                                                       255,272

--------------------------------------------------------------------------------
                                       37  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES         VALUE
------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
Arvinmeritor, Inc. ...........................           500       $    10,090
Autoliv, Inc. ................................           900            24,372
Delphi Corporation ...........................         2,426            20,936
Gentex Corporation* ..........................           800            24,488
Lear Corporation* ............................           800            36,816
                                                                   -----------
                                                                       116,702

BANKS - 3.7%
Bank of America Corporation ..................         6,555           518,042
Bankatlantic Bancorp, Inc. ...................         2,300            27,347
Banknorth Group, Inc. ........................         1,200            30,624
Boston Private Financial Holdings, Inc. ......         3,500            73,780
Comerica, Inc. ...............................         5,600           260,400
Commerce Bancshares, Inc. ....................           960            37,392
Community First Bankshares, Inc. .............         1,200            32,760
Compass Bancshares, Inc. .....................         1,000            34,930
East West Bancorp, Inc. ......................           700            25,298
FleetBoston Financial Corporation ............        10,021           297,724
Huntington Bancshares, Inc. ..................         1,600            31,232
Indymac Bancorp, Inc. ........................           600            15,252
M&T Bank Corporation .........................           400            33,688
Mellon Financial Corporation .................         1,900            52,725
Mercantile Bankshares Corporation ............         1,000            39,380
National Commerce Financial Corporation ......         1,025            22,745
Northern Trust Corporation ...................         1,200            50,148
Popular, Inc. ................................           600            23,154
Southwest Bancorporation of Texas, Inc.* .....           700            22,757
Synovus Financial Corporation ................         3,100            66,650
TCF Financial Corporation ....................           800            31,872
Texas Regional Bancshares, Inc. ..............         1,045            36,261
UCBH Holdings, Inc. ..........................         1,400            40,152
U.S. Bancorp .................................        16,900           414,050
Wachovia Corporation .........................         9,700           387,612
Wells Fargo & Company ........................         3,100           156,240
Wilmington Trust Corporation .................         1,200            35,220
                                                                   -----------
                                                                     2,797,435

BIOTECHNOLOGY - 1.0%
Abgenix, Inc.* ...............................         1,000            10,490
Alkermes, Inc.* ..............................         1,000            10,750
Amgen, Inc.* .................................         5,100           341,598
Celgene Corporation* .........................           500            15,200
Cephalon, Inc.* ..............................           595            24,490
Charles River Laboratories
  International, Inc.* .......................           300             9,654
Digene Corporation* ..........................           300             8,169
Genentech, Inc.* .............................         1,100            79,332
Gilead Sciences, Inc.* .......................         1,000            55,580
Human Genome Sciences, Inc.* .................         1,100            13,992
ICOS Corporation* ............................           500            18,375
IDEC Pharmaceuticals Corporation* ............           700            23,800
Invitrogen Corporation* ......................           416            15,962
Medimmune, Inc.* .............................         1,800            65,466
Neurocrine Biosciences, Inc.* ................           500            24,970
Techne Corporation* ..........................           500            15,170
                                                                   -----------
                                                                       732,998

BREWERS - 0.2%
Anheuser-Busch Companies, Inc. ...............         3,000           153,150
Boston Beer Company, Inc.* ...................           400             5,760
                                                                   -----------
                                                                       158,910

BROADCASTING & CABLE TV - 1.2%
Clear Channel Communications, Inc.* ..........         1,800            76,302
Comcast Corporation* .........................         8,014           241,863
Cox Communications, Inc.* ....................           700            22,330
Cox Radio, Inc.* .............................         3,100            71,641
Echostar Communications Corporation* .........         3,000           103,860
Emmis Communications Corporation* ............           200             4,590
General Motors Corporation (Cl. H)* ..........         2,900            37,149
Hispanic Broadcasting Corporation* ...........           400            10,180
Liberty Media Corporation* ...................         6,864            79,348
Radio One, Inc. (Cl. D)* .....................           600            10,662
Spanish Broadcasting Systems, Inc.* ..........         5,900            48,085
Univision Communications, Inc.* ..............         4,900           148,960
Westwood One, Inc.* ..........................           600            20,358
                                                                   -----------
                                                                       875,328

BUILDING PRODUCTS - 0.1%
American Standard Companies, Inc.* ...........           600            44,358
Masco Corporation ............................         1,200            28,620
                                                                   -----------
                                                                        72,978

CASINOS & GAMING - 0.2%
Alliance Gaming Corporation* .................         1,300            24,583
Argosy Gaming Company* .......................           200             4,182
International Game Technology ................           200            20,466
MGM Mirage* ..................................           300            10,254
Mandalay Resort Group ........................           500            15,925
Park Place Entertainment Corporation* ........         2,100            19,089
Station Casinos, Inc.* .......................           700            17,675
                                                                   -----------
                                                                       112,174

CATALOG RETAIL - 0.1%
Insight Enterprises, Inc.* ...................         1,300            13,078
Interactivecorp* .............................         2,300            91,011
                                                                   -----------
                                                                       104,089

--------------------------------------------------------------------------------
                                       38  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES          VALUE
------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.* ......................         1,350       $    59,292
Tweeter Home Entertainment Group, Inc.* ......           800             6,944
Ultimate Electronics, Inc.* ..................         2,200            28,204
                                                                   -----------
                                                                        94,440

COMPUTER HARDWARE - 1.3%
Dell Computer Corporation* ...................        12,100           386,716
Hewlett-Packard Company ......................         8,311           177,024
International Business Machines
  Corporation ................................         4,600           379,500
Pinnacle Systems, Inc.* ......................           400             4,280
                                                                   -----------
                                                                       947,520

COMPUTER STORAGE & PERIPHERALS - 0.2%
Lexmark International, Inc.* .................         1,000            70,770
Storage Technology Corporation* ..............         1,600            41,184
Seagate Technology ...........................         3,100            54,715
                                                                   -----------
                                                                       166,669

CONSTRUCTION & ENGINEERING - 0.0%
Insituform Technologies, Inc.* ...............           600            10,608

CONSTRUCTION & FARM MACHINERY - 0.3%
Deere & Company ..............................         1,800            82,260
Navistar International Corporation* ..........           700            22,841
Oshkosh Truck Corporation ....................         1,300            77,116
                                                                   -----------
                                                                       182,217

CONSUMER FINANCE - 0.0%
Doral Financial Corporation ..................           450            20,092

DATA PROCESSING SERVICES - 0.6%
Bisys Group, Inc.* ...........................         2,100            38,577
Ceridian Corporation* ........................         1,000            16,970
Certegy, Inc.* ...............................         1,600            44,400
DST Systems, Inc.* ...........................         3,500           133,000
First Data Corporation .......................         1,700            70,448
Fiserv, Inc.* ................................           700            24,927
Global Payments, Inc. ........................           400            14,200
Intercept, Inc.* .............................           400             3,344
Iron Mountain, Inc.* .........................           800            29,672
Paychex, Inc. ................................         2,700            79,137
                                                                   -----------
                                                                       454,675

DEPARTMENT STORES - 0.1%
Kohl's Corporation* ..........................         1,400            71,932

DIVERSIFIED CHEMICALS - 0.5%
Cabot Corporation ............................         2,000            57,400
Dow Chemical Company .........................         4,900           151,704
E.I. du Pont de Nemours & Company ............         4,451           185,340
                                                                   -----------
                                                                       394,444

DIVERSIFIED COMMERICAL SERVICES - 0.5%
Apollo Group, Inc.* ..........................           500            30,880
Career Education Corporation* ................           100             6,842
Choicepoint, Inc.* ...........................           766            26,442
Corinthian Colleges, Inc.* ...................           300            14,571
Corporate Executive Board Company* ...........         1,000            40,820
Devry, Inc.* .................................           800            18,632
D & B Corporation* ...........................           300            12,330
Education Management Corporation* ............           500            26,590
Exult, Inc.* .................................        16,200           138,834
Servicemaster Company ........................         1,000            10,700
University of Phoenix Online* ................           766            38,836
                                                                   -----------
                                                                       365,477

DIVERSIFIED FINANCIAL SERVICES - 3.9%
Affiliated Managers Group, Inc.* .............           200            12,190
Catellus Development Corporation* ............           500            11,000
Charles Schwab Corporation ...................         5,900            59,531
Citigroup, Inc. ..............................        23,673         1,013,204
Eaton Vance Corporation ......................         1,500            47,400
Fannie Mae ...................................         3,500           236,040
Franklin Resources, Inc. .....................           200             7,814
Freddie Mac ..................................         2,500           126,925
Goldman Sachs Group, Inc. ....................         1,900           159,125
Investment Technology Group, Inc. ............           600            11,160
Investors Financial Services Corporation .....         2,200            63,822
JP Morgan Chase & Company ....................        14,736           503,677
Legg Mason, Inc. .............................           600            38,970
Merrill Lynch & Company, Inc. ................         3,700           172,716
Moody's Corporation ..........................           400            21,084
Morgan Stanley ...............................         4,200           179,550
Nationwide Financial Services, Inc. ..........         1,000            32,500
Principal Financial Group, Inc. ..............         1,900            61,275
SLM Corporation ..............................         2,100            82,257
State Street Corporation .....................         1,100            43,340
Waddell & Reed Financial, Inc. ...............         2,700            69,309
                                                                   -----------
                                                                     2,952,889

DIVERSIFIED METAL & MINING - 0.0%
Phelps Dodge Corporation* ....................           200             7,668

DRUG RETAIL - 0.2%
CVS Corporation ..............................         1,600            44,848
Walgreen Company .............................         4,000           120,400
                                                                   -----------
                                                                       165,248

--------------------------------------------------------------------------------
                                       39  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES          VALUE
------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
Alliant Energy Corporation ...................         1,000       $    19,030
American Electric Power Company, Inc. ........           700            20,881
Centerpoint Energy, Inc. .....................         1,600            13,040
Constellation Energy Group, Inc. .............           900            30,870
El Paso Electric Company* ....................         2,500            30,825
Entergy Corporation ..........................         1,900           100,282
Exelon Corporation ...........................         1,000            59,810
Firstenergy Corporation ......................         2,900           111,505
Great Plains Energy, Inc. ....................         1,100            31,768
OGE Energy Corporation .......................         1,200            25,644
PG & E Corporation* ..........................         3,200            67,680
PPL Corporation ..............................         1,600            68,800
Pinnacle West Captial Corporation ............         1,300            48,685
Southern Company .............................         2,500            77,900
Teco Energy, Inc. ............................         1,100            13,189
TXU Corporation ..............................         6,200           139,190
Xcel Energy, Inc. ............................         2,200            33,088
                                                                   -----------
                                                                       892,187

ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
C & D Technologies, Inc. .....................           700            10,052
Littelfuse, Inc.* ............................           700            15,652
                                                                   -----------
                                                                        25,704

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
AVX Corporation ..............................           900             9,891
Celestica, Inc.* .............................         2,100            33,096
Jabil Circuit, Inc.* .........................         3,600            79,560
Plexus Corporation* ..........................         2,600            29,978
Roper Industries, Inc. .......................         1,200            44,640
Tech Data Corporation* .......................           700            18,697
Technitrol, Inc.* ............................           400             6,020
Waters Corporation* ..........................         1,100            32,043
                                                                   -----------
                                                                       253,925

EMPLOYMENT SERVICES - 0.1%
Manpower, Inc. ...............................         1,100            40,799
Robert Half International, Inc.* .............         1,000            18,940
                                                                   -----------
                                                                        59,739

ENVIRONMENTAL SERVICES - 0.2%
Waste Connections, Inc.* .....................           500            17,525
Waste Management, Inc. .......................         4,212           101,467
                                                                   -----------
                                                                       118,992

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
Agrium, Inc. .................................         5,700            62,472
IMC Global, Inc. .............................         6,500            43,615
Potash Corporation of Saskatchewan, Inc. .....         1,300            83,200
                                                                   -----------
                                                                       189,287

FOOD DISTRIBUTORS - 0.3%
Performance Food Group Company* ..............           400            14,800
Sysco Corporation ............................         5,400           162,216
United Natural Foods, Inc.* ..................           200             5,628
                                                                   -----------
                                                                       182,644

FOOD RETAIL - 0.0%
Whole Foods Market, Inc.* ....................           300            14,259

FOREST PRODUCTS - 0.1%
Weyerhaeuser Company .........................           800            43,200

GAS UTILITIES - 0.1%
Nisource, Inc. ...............................         1,500            28,500
WGL Holdings, Inc. ...........................           800            21,360
                                                                   -----------
                                                                        49,860

GENERAL MERCHANDISE STORES - 1.7%
Dollar Tree Stores, Inc.* ....................         3,500           111,055
Family Dollar Stores, Inc. ...................         1,800            68,670
Target Corporation ...........................         9,500           359,480
Wal-Mart Stores, Inc. ........................        13,300           713,811
                                                                   -----------
                                                                     1,253,016

GOLD - 0.0%
Newmont Mining Corporation ...................           900            29,214

HEALTH CARE DISTRIBUTORS & SERVICES - 0.5%
Accredo Health, Inc.* ........................         1,200            26,160
AdvancePCS* ..................................           400            15,292
Amerisourcebergen Corporation ................           400            27,740
Cardinal Health, Inc. ........................         2,050           131,815
Computer Programs & Systems, Inc. ............           900            18,009
D & K Healthcare Resources, Inc. .............           400             6,456
Davita, Inc.* ................................           600            16,068
Laboratory Corporation of America
  Holdings* ..................................         2,700            81,405
Omnicare, Inc. ...............................         2,000            67,580
Patterson Dental Company* ....................           200             9,076
Priority Healthcare Corporation (Cl. B) ......           400             7,420
                                                                   -----------
                                                                       407,021

HEALTH CARE EQUIPMENT - 0.9%
Apogent Technologies, Inc.* ..................         1,000            20,000
Baxter International, Inc. ...................         2,100            54,600
Boston Scientific Corporation* ...............         2,200           134,420
C.R. Bard, Inc. ..............................           400            28,524
Cytyc Corporation* ...........................         2,500            26,300
Dentsply International, Inc. .................           600            24,540
Guidant Corporation ..........................         1,400            62,146
Medtronic, Inc. ..............................         2,700           129,519
St. Jude Medical, Inc.* ......................           900            51,750
Steris Corporation* ..........................         1,300            30,017
Stryker Corporation ..........................           700            48,559
Zimmer Holdings, Inc.* .......................           800            36,040
                                                                   -----------
                                                                       646,415

--------------------------------------------------------------------------------
                                       40  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES          VALUE
------------------------------------------------------------------------------
HEALTH CARE FACILITIES - 0.2%
Community Health Systems, Inc.* ..............           700       $    13,601
HCA, Inc. ....................................         2,500            80,100
Lifepoint Hospitals, Inc.* ...................         1,000            20,940
Triad Hospitals, Inc.* .......................         1,210            30,032
United Surgical Partners
  International, Inc.* .......................           900            20,331
                                                                   -----------
                                                                       165,004

HOME FURNISHINGS - 0.0%
La-Z-Boy, Inc. ...............................         1,000            22,380
Mohawk Industries, Inc. ......................           100             5,553
                                                                   -----------
                                                                        27,933

HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc. .............................        10,150           336,168
Lowe's Companies, Inc. .......................         1,400            60,130
                                                                   -----------
                                                                       396,298

HOMEBUILDING - 0.1%
Beazer Homes USA, Inc.* ......................           100             8,350
D.R. Horton, Inc. ............................           858            24,110
M.D.C. Holdings, Inc. ........................           110             5,311
Toll Brothers, Inc.* .........................           900            25,479
                                                                   -----------
                                                                        63,250

HOTELS - 0.3%
Carnival Corporation .........................         4,300           139,793
Fairmont Hotels & Resorts, Inc. ..............           600            14,040
Hilton Hotels Corporation ....................         3,300            42,207
                                                                   -----------
                                                                       196,040

HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation ...................         1,600            69,520

HOUSEHOLD PRODUCTS - 1.1%
Clorox Company ...............................         2,000            85,300
Colgate-Palmolive Company ....................         1,700            98,515
Kimberly-Clark Corporation ...................         1,900            99,066
Procter & Gamble Company .....................         6,100           543,998
                                                                   -----------
                                                                       826,879

HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc. .........................         1,000            52,200
National Presto Industries, Inc. .............           600            18,960
                                                                   -----------
                                                                        71,160

INDUSTRIAL CONGLOMERATES - 1.4%
3M Company ...................................           500            64,490
General Electric Company .....................        23,800           682,584
Tyco International, Ltd. .....................        14,100           267,618
                                                                   -----------
                                                                     1,014,692

INDUSTRIAL MACHINERY - 0.6%
Actuant Corporation* .........................         2,100            99,372
Danaher Corporation ..........................         2,000           136,100
Eaton Corporation ............................           400            31,444
Harsco Corporation ...........................           400            14,420
Illinois Tool Works, Inc. ....................           600            39,510
ITT Industries, Inc. .........................           700            45,822
Nordson Corporation ..........................           600            14,310
Pall Corporation .............................         2,200            49,500
Tecumseh Products Company ....................           400            15,324
                                                                   -----------
                                                                       445,802

INSURANCE BROKERS - 0.2%
Arthur J. Gallagher & Company ................           400            10,880
Marsh & McLennan Companies, Inc. .............         2,700           137,889
                                                                   -----------
                                                                       148,769

INTEGRATED OIL & GAS - 2.0%
Amerada Hess Corporation .....................           800            39,344
ChevronTexaco Corporation ....................         6,825           492,765
Exxon Mobil Corporation ......................        21,820           783,556
Marathon Oil Corporation .....................         2,800            73,780
Murphy Oil Corporation .......................         2,200           115,720
                                                                   -----------
                                                                     1,505,165

INTEGRATED TELECOMMUNICATION SERVICES - 1.3%
Alltel Corporation ...........................         1,300            62,686
BellSouth Corporation ........................         4,600           122,498
Centurytel, Inc. .............................         2,200            76,670
Qwest Communications International, Inc.* ....         9,900            47,322
SBC Communications, Inc. .....................         9,200           235,060
Verizon Communications, Inc. .................        10,034           395,841
                                                                   -----------
                                                                       940,077

INTERNET SOFTWARE & SERVICES - 0.2%
Digital Insight Corporation* .................         1,000            19,050
Earthlink, Inc.* .............................         3,200            25,248
Verisign, Inc.* ..............................         4,400            60,852
Websense, Inc.* ..............................           500             7,830
Yahoo!, Inc.* ................................         2,200            72,072
                                                                   -----------
                                                                       185,052

IT CONSULTING & SERVICES - 0.1%
Accenture, Ltd.* .............................         1,700            30,753
Affiliated Computer Services, Inc.* ..........           400            18,292
Bearingpoint, Inc.* ..........................         2,900            27,985
Forrester Research, Inc.* ....................           900            14,724
MTC Technologies, Inc.* ......................           500            11,730
SRA International, Inc.* .....................           200             6,400
                                                                   -----------
                                                                       109,884

--------------------------------------------------------------------------------
                                       41  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES          VALUE
------------------------------------------------------------------------------
LEISURE PRODUCTS - 0.2%
Brunswick Corporation ........................         1,600       $    40,032
Hasbro, Inc. .................................         4,400            76,956
Jakks Pacific, Inc.* .........................         1,400            18,606
SCP Pool Corporation* ........................         1,250            43,000
                                                                   -----------
                                                                       178,594

LIFE & HEALTH INSURANCE - 0.3%
John Hancock Financial Services, Inc. ........         1,000            30,730
Protective Life Corporation ..................         1,300            34,775
Prudential Financial, Inc. ...................         3,100           104,315
Stancorp Financial Group, Inc. ...............           400            20,888
UnumProvident Corporation ....................         3,700            49,617
                                                                   -----------
                                                                       240,325

MANAGED HEALTH CARE - 0.5%
Aetna, Inc. ..................................           600            36,120
Anthem, Inc.* ................................           600            46,290
Caremark RX, Inc.* ...........................         1,100            28,248
Coventry Health Care, Inc.* ..................           400            18,464
First Health Group Corporation* ..............         1,400            38,640
Unitedhealth Group, Inc. .....................         3,600           180,900
Wellchoice, Inc.* ............................         1,100            32,208
                                                                   -----------
                                                                       380,870

MOVIES & ENTERTAINMENT - 0.5%
AOL Time Warner, Inc.* .......................         4,500            72,405
Viacom, Inc. (Cl. B)* ........................         2,700           117,882
Walt Disney Company ..........................         9,642           190,429
                                                                   -----------
                                                                       380,716

MULTI-LINE INSURANCE - 1.0%
American International Group, Inc. ...........         9,475           522,830
Hartford Financial Services Group, Inc. ......         2,500           125,900
Horace Mann Educators Corporation ............           800            12,904
Loews Corporation ............................         2,200           104,038
                                                                   -----------
                                                                       765,672

MULTI-UTILITIES - 0.2%
Duke Energy Corporation ......................         2,900            57,855
Dynegy, Inc.* ................................         1,500             6,300
Energy East Corporation ......................         1,300            26,988
National Fuel Gas Company ....................           900            23,445
                                                                   -----------
                                                                       114,588

NETWORKING EQUIPMENT - 0.7%
Black Box Corporation ........................           300            10,860
Brocade Communications Systems, Inc.* ........         1,200             7,068
Cisco Systems, Inc.* .........................        29,500           489,405
                                                                   -----------
                                                                       507,333

OFFICE SERVICES & SUPPLIES - 0.0%
Herman Miller, Inc. ..........................         1,300            26,273

OIL & GAS DRILLING - 0.1%
Ensco International, Inc. ....................           300             8,070
Grey Wolf, Inc.* .............................         5,900            23,836
Noble Corporation* ...........................           300            10,290
Patterson-UTI Energy, Inc.* ..................           900            29,160
Pride International, Inc.* ...................           500             9,410
Transocean, Inc.* ............................         1,009            22,168
                                                                   -----------
                                                                       102,934

OIL & GAS EQUIPMENT & SERVICES - 0.4%
Baker Hughes, Inc. ...........................         1,400            46,998
Cooper Cameron Corporation* ..................           300            15,114
FMC Technologies, Inc.* ......................         2,971            62,540
Maverick Tube Corporation* ...................         1,000            19,150
Schlumberger, Ltd. ...........................         2,700           128,439
                                                                   -----------
                                                                       272,241

OIL & GAS - EXPLORATION & PRODUCTION - 0.2%
Anadarko Petroleum Corporation ...............           863            38,378
Devon Energy Corporation .....................           600            32,040
Kerr-McGee Corporation .......................           300            13,440
Newfield Exploration Company* ................           700            26,285
Pioneer Natural Resources Company* ...........         1,200            31,320
Tom Brown, Inc.* .............................           900            25,011
                                                                   -----------
                                                                       166,474

OIL & GAS REFINING & MARKETING - 0.0%
Valero Energy Corporation ....................           400            14,532

PACKAGED FOODS - 0.5%
Campbell Soup Company ........................         1,700            41,650
Dean Foods Company* ..........................           450            14,175
General Mills, Inc. ..........................         2,400           113,784
H.J. Heinz Company ...........................         1,220            40,235
Horizon Organic Holding Corporation* .........           900            21,447
Kraft Foods, Inc. ............................           900            29,295
Lancaster Colony Corporation .................           500            19,330
Tootsie Roll Industries, Inc. ................           536            16,343
Wm. Wrigley Jr. Company ......................         1,000            56,230
                                                                   -----------
                                                                       352,489

PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation* .........           800            10,424

PAPER PRODUCTS - 0.3%
Bowater, Inc. ................................         1,000            37,450
International Paper Company ..................         2,300            82,179
Meadwestvaco Corporation .....................         1,800            44,460
Potlatch Corporation .........................         1,500            38,625
                                                                   -----------
                                                                       202,714

PERSONAL PRODUCTS - 0.1%
Gillette Company .............................         2,600            82,836


--------------------------------------------------------------------------------
                                       42  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                    NUMBER           MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES          VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS - 4.1%
Abbott Laboratories ..........................         7,000       $   306,320
Bristol-Myers Squibb Company .................         5,900           160,185
Eli Lilly & Company ..........................         4,100           282,777
Forest Laboratories, Inc.* ...................         1,800            98,550
Johnson & Johnson ............................         9,388           485,360
Medicis Pharmaceuticals Corporation ..........           300            17,010
Merck & Company, Inc. ........................         5,500           333,025
Mylan Laboratories, Inc. .....................         1,200            41,724
Noven Pharmaceuticals, Inc.* .................         1,300            13,312
Pfizer, Inc. .................................        31,473         1,074,803
Schering-Plough Corporation ..................           800            14,880
Wyeth ........................................         6,700           305,185
                                                                   -----------
                                                                     3,133,131

PROPERTY & CASUALTY INSURANCE - 1.0%
Ambac Financial Group, Inc. ..................           500            33,125
Mercury General Corporation ..................           300            13,695
Ohio Casualty Corporation* ...................         5,200            68,536
PMI Group, Inc. ..............................           900            24,156
Radian Group, Inc. ...........................           700            25,655
Safeco Corporation . .........................         5,500           194,040
St. Paul Companies, Inc. .....................         3,300           120,483
Travelers Property Casualty
  Corporation (Cl. B) ........................        15,000           236,550
Triad Guaranty, Inc.* ........................           900            34,155
                                                                   -----------
                                                                       750,395

PUBLISHING & PRINTING - 0.4%
Dow Jones & Company, Inc. ....................           300            12,909
E.W. Scripps Company .........................           200            17,744
Gannett Company, Inc. ........................           900            69,129
Knight-Ridder, Inc. ..........................           800            55,144
McGraw-Hill Companies, Inc. ..................           500            31,000
Meredith Corporation .........................           200             8,800
New York Times Company .......................           800            36,400
Pulitzer, Inc. ...............................           400            19,768
Scholastic Corporation* ......................         1,300            38,714
Tribune Company ..............................           300            14,490
                                                                   -----------
                                                                       304,098

RAILROADS - 0.2%
Burlington Northern Santa Fe Corporation .....         2,200            62,568
Norfolk Southern Corporation .................         2,300            44,160
Union Pacific Corporation ....................           700            40,614
                                                                   -----------
                                                                       147,342

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Archstone -Smith Trust .......................           800            19,200
Arden Realty, Inc. ...........................           900            23,355
Boston Properties, Inc. ......................           600            26,280
Camden Property Trust ........................         1,500            52,425
Duke Realty Corporation ......................         1,000            27,550
Equity Office Properties Trust ...............         1,200            32,412
LaSalle Hotel Properties .....................         1,200            17,736
Mills Corporation ............................           200             6,710
Reckson Associates Realty Corporation ........           700            14,602
Regency Centers Corporation ..................           900            31,482
Rouse Company ................................           700            26,670
Simon Property Group, Inc. ...................           700            27,321
Vornado Realty Trust .........................           700            30,520
                                                                   -----------
                                                                       336,263

REINSURANCE - 0.0%
Max Re Capital, Ltd. .........................         1,200            17,964
Scottish Annuity & Life Holdings, Ltd. .......           600            12,126
                                                                   -----------
                                                                        30,090

RESTAURANTS - 0.3%
CEC Entertainment, Inc.* .....................           400            14,772
Darden Restaurants, Inc. .....................           900            17,082
McDonald's Corporation .......................         3,700            81,622
O'Charley's, Inc.* ...........................           700            15,071
P.F. Chang's China Bistro, Inc.* .............           300            14,763
Ruby Tuesday, Inc. ...........................         1,600            39,568
Sonic Corporation* ...........................           200             5,086
Starbucks Corporation* .......................         1,600            39,232
                                                                   -----------
                                                                       227,196

SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.* .....................         9,800           155,428
ATMI, Inc.* ..................................           900            22,473
Cabot Microelectronics Corporation* ..........           208            10,498
Cymer, Inc.* .................................           700            22,407
KLA-Tencor Corporation* ......................         1,300            60,437
Mykrolis Corporation* ........................           900             9,135
Novellus Systems, Inc.* ......................           900            32,959
Varian Semiconductor Equipment
  Associates, Inc.* ..........................           200             5,952
                                                                   -----------
                                                                       319,289

SEMICONDUCTORS - 1.1%
Analog Devices, Inc.* ........................         2,834            98,680
Intel Corporation ............................        13,800           286,819
Intersil Corporation* ........................         1,600            42,576
Linear Technology Corporation ................         2,000            64,420
Maxim Integrated Products, Inc. ..............         3,700           126,503
Microchip Technology, Inc.* ..................         2,600            63,700
Oak Technology, Inc.* ........................         3,400            21,114
Qlogic Corporation* ..........................           900            43,497
Semtech Corporation* .........................         1,200            17,088
Texas Instruments, Inc. ......................         5,300            93,280
                                                                   -----------
                                                                       857,677

--------------------------------------------------------------------------------
                                       43  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                    PRINCIPAL
                                                    AMOUNT OR
                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES          VALUE
------------------------------------------------------------------------------
SOFT DRINKS - 1.0%
Coca-Cola Company ............................        10,200       $   473,382
Pepsico, Inc. ................................         6,500           289,250
                                                                   -----------
                                                                       762,632

SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc. .........................         1,000            19,100
Great Lakes Chemical Corporation .............           300             6,120
Minerals Technologies, Inc. ..................           600            29,196
Symyx Technologies, Inc.* ....................         1,500            24,480
Valspar Corporation ..........................           300            12,666
                                                                   -----------
                                                                        91,562

SPECIALTY STORES - 0.3%
A.C. Moore Arts & Crafts, Inc.* ..............         1,100            22,033
Bed Bath & Beyond, Inc.* .....................           500            19,405
Cost Plus, Inc.* .............................           700            24,962
Michaels Stores, Inc.* .......................           900            34,254
O'Reilly Automotive, Inc.* ...................           700            23,373
Pier 1 Imports, Inc. .........................         1,400            28,560
Rent-A-Center, Inc.* .........................           100             7,581
Toys 'R' Us, Inc.* ...........................           900            10,908
Williams-Sonoma, Inc.* .......................           800            23,360
                                                                   -----------
                                                                       194,436

STEEL - 0.0%
Nucor Corporation ............................           200             9,770
Steel Dynamics, Inc.* ........................         1,300            17,810
                                                                   -----------
                                                                        27,580

SYSTEMS SOFTWARE - 1.9%
Adobe Systems, Inc. ..........................         2,200            70,554
Borland Software Corporation* ................           800             7,816
Macrovision Corporation* .....................         1,600            31,872
Microsoft Corporation ........................        41,300         1,057,693
Network Associates, Inc.* ....................           800            10,144
Oracle Corporation* ..........................        10,800           129,816
Symantec Corporation* ........................         1,100            48,246
Veritas Software Corporation* ................         2,000            57,340
                                                                   -----------
                                                                     1,413,481

TECHNOLOGY DISTRIBUTORS - 0.0%
CDW Corporation ..............................         1,100            50,380

TELECOMMUNICATIONS EQUIPMENT - 0.4%
Advanced Fibre Communications, Inc.* .........           400             6,508
Cable Design Technologies Corporation* .......           700             5,005
Comverse Technology, Inc. ....................         1,200            18,036
Corning, Inc.* ...............................         4,300            31,777
Motorola, Inc. ...............................         7,600            71,668
Plantronics, Inc.* ...........................           800            17,336
Polycom, Inc.* ...............................         2,300            31,878
Powerwave Technologies, Inc.* ................         1,200             7,524
Proxim Corporation* ..........................         5,700             8,322
Qualcomm, Inc,* ..............................         2,800           100,100
                                                                   -----------
                                                                       298,154

TOBACCO - 0.5%
Altria Group, Inc. ...........................         8,700           395,328

TRUCKING - 0.1%
Covenant Transport, Inc.* ....................         1,300            22,100
Dollar Thrifty Automotive Group, Inc.* .......         1,400            25,970
                                                                   -----------
                                                                        48,070

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
AT&T Wireless Services, Inc.* ................         5,300            43,513
Crown Castle International Corporation* ......         5,600            43,512
NII Holdings, Inc. (Cl. B)* ..................         2,200            84,194
Nextel Communications, Inc.* .................         4,700            84,976
Nextel Partners, Inc.* .......................         4,400            32,120
SK Telecom Company, Ltd. .....................         2,510            47,339
Telephone & Data Systems, Inc. ...............           200             9,940
Western Wireless Corporation* ................         1,400            16,142
                                                                   -----------
                                                                       361,736
                                                                   -----------
  Total common stocks - 48.3% ................                      36,463,258

PREFERRED STOCKS
----------------
APPAREL - 0.0%
Anvil Holdings, Inc.* ........................           469            11,022

BROADCAST MEDIA - 0.0%
Granite Broadcasting Corporation .............            25            20,000

CHEMICALS - DIVERSIFIED - 0.0%
Hercules Trust II ............................            25            14,750

MEDIA - CABLE - 0.2%
CSC Holdings, Inc. ...........................         1,100           112,750

TECHNOLOGY - 0.0%
Lucent Technologies, Inc., 8.00% - 2031 ......            25            25,582
                                                                   -----------
  Total preferred stocks - 0.2% ..............                         184,104

U.S. GOVERNMENT & GOVERNMENT AGENCIES
-------------------------------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank:
  5.75% - 2012 ...............................      $105,000           120,622
Federal Home Loan Mortgage Corporation:
  #M80714, 5.00% - 2008 ......................      $138,194           142,812
  #C68205, 7.00% - 2032 ......................      $ 73,980            77,560
  #1B0527, 4.684% - 2032(6) ..................      $ 75,223            77,121
                                                                   -----------
                                                                       297,493

--------------------------------------------------------------------------------
                                       44  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

U.S. GOVERNMENT &                                PRINCIPAL           MARKET
GOVERNMENT AGENCIES (CONTINUED)                    AMOUNT             VALUE
------------------------------------------------------------------------------
Fannie Mae:
  6.00% - 2011 ...............................   $   112,000       $   130,939
  #323322, 6.00% - 2013 ......................       237,908           248,879
  #357280, 6.50% - 2017 ......................       113,435           119,667
  TBA, 5.00% - 2018(4) .......................        75,000            77,461
  #650210, 5.50% - 2018 ......................       135,803           141,071
  5.50% - 2028 ...............................       250,000           254,523
  5.50% - 2028 ...............................        69,685             7,152
  #618239, 6.00% - 2031 ......................       218,763           227,434
  #254550, 6.50% - 2032 ......................       101,618           105,970
  #650075, 6.50% - 2032 ......................       109,741           114,442
  TBA, 5.00% - 2033(4) .......................       175,000           177,789
  TBA, 5.50% - 2033(4) .......................     1,149,000         1,187,420
  TBA, 6.00% - 2033(4) .......................       173,000           179,758
  #683161, 6.00% - 2033 ......................        45,954            47,774
                                                                   -----------
                                                                     3,020,279
Fannie Mae Strip:
  5.50% - 2032 ...............................       103,436            17,719
  6.50% - 2032 ...............................        91,521            10,376
                                                                   -----------
                                                                        28,095
Government National Mortgage Association:
  #780766, 7.00% - 2013 ......................        35,267            37,915
  #781312, 7.00% - 2013 ......................       101,305           108,757
  #67365, 11.50% - 2013 ......................        10,647            12,441
  TBA, 4.00% - 2018(4) .......................       175,000           175,820
  #608170, 4.50% - 2018 ......................       239,026           246,331
  TBA, 4.50% - 2018(4) .......................       160,000           164,550
  #2102, 8.00% - 2025 ........................         5,037             5,413
  #412429, 8.50% - 2025 ......................        10,590            11,518
  #402684, 8.00% - 2026 ......................         4,116             4,462
  #427029, 8.50% - 2026 ......................        33,127            35,935
  #435589, 8.50% - 2026 ......................        15,928            17,279
  #3286, 6.50% - 2032 ........................       193,512           202,166
  TBA, 6.00% - 2033(4) .......................       475,000           496,969
  #3362, 6.00% - 2033 ........................       108,423           113,031
                                                                   -----------
                                                                     1,632,587
                                                                   -----------
  Total U.S. government agencies - 6.8% ......                       5,099,076

U.S. GOVERNMENT SECURITIES - 8.2%
U.S. Treasury Bonds:
  3.875% - 2013 ..............................        50,000            51,451
  7.50% - 2016 ...............................       110,000           149,321
  6.25% - 2023 ...............................        95,000           116,367
  6.00% - 2026 ...............................        40,000            47,814
  5.50% - 2028 ...............................       325,000           365,586
  6.25% - 2030 ...............................       115,000           143,166
  5.375% - 2031 ..............................        30,000            33,782
                                                                   -----------
                                                                       907,487

U.S. Treasury Notes:
  2.125% - 2004 ..............................       580,000           587,092
  5.875% - 2004 ..............................       975,000         1,037,644
  6.50% - 2005 ...............................       770,000           853,196
  3.50% - 2006 ...............................     1,330,000         1,401,956
  3.25% - 2007 ...............................     1,100,000         1,147,996
  4.75% - 2008 ...............................       260,000           288,224
  3.00% - 2012(7) ............................           309               340
                                                                   -----------
                                                                     5,316,448
                                                                   -----------
  Total U.S. government securities - 8.2% ....                       6,223,935
                                                                   -----------
  Total U.S. government &
    government agencies - 15.0% ..............                      11,323,011

ASSET BACKED SECURITIES
-----------------------
AUTO - 0.5%
Capital Auto Receivables
  Asset Trust, 4.18% - 2007 ..................       132,579           135,929
Chase Manhattan Auto Owner
  Trust, 2.06% - 2009 ........................        70,000            69,510
Harley-Davidson Motorcycle Trust:
  5.29% - 2009 ...............................        49,219            50,929
  4.36% - 2010 ...............................        64,653            66,510
  1.89% - 2011 ...............................        24,468            24,489
                                                                   -----------
                                                                       347,367

CREDIT CARDS - 0.4%
Citibank Credit Card Issuance Trust:
  6.90% - 2007 ...............................        50,000            55,625
  7.45% - 2007 ...............................       125,000           138,278
MBNA Credit Card Master Trust,
  8.40% - 2009 ...............................       100,000           116,292
                                                                   -----------
                                                                       310,195

HOME EQUITY LOANS - 1.9%
Banc of America Commercial Mortgage,
  Inc., 4.648% - 2036 ........................        75,000            77,938
BankBoston Home Equity Loan
  Trust, 6.35% - 2013 ........................       110,588           117,342
Chase Funding Mortgage Loan:
  4.707% - 2013 ..............................        55,000            57,992
  5.039% - 2023 ..............................       150,000           157,401
  5.599% - 2031 ..............................        20,000            21,023
  4.537% - 2032 ..............................        35,000            34,924
DLJ Commercial Mortgage Corporation,
  7.30% - 2032 ...............................        75,000            90,063
JP Morgan Chase Commercial Mortgage
  Security, 6.244% - 2035 ....................        75,000            85,240
JP Morgan Commercial Mortgage
  Finance Corporation:
  7.101% - 2032(6) ...........................        80,000            94,576
  6.507% - 2035 ..............................        50,000            57,636

--------------------------------------------------------------------------------
                                       45  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   PRINCIPAL
                                                   AMOUNT OR
ASSET BACKED                                         NUMBER          MARKET
SECURITIES (CONTINUED)                             OF SHARES          VALUE
------------------------------------------------------------------------------
HOME EQUITY LOANS (CONTINUED)
Mellon Residential Funding
  Corporation, 5.945% - 2011 .................    $  170,844       $   171,980
Morgan Stanley Dean Witter
  Capital, 5.98% - 2039 ......................    $  200,000           227,503
Salomon Brothers Mortgage
  Securities VII, 6.226% - 2035 ..............    $  125,000           141,572
Summit Mortgage Trust,
  6.3224% - 2016(6) ..........................    $  100,000           102,539
                                                                   -----------
                                                                     1,437,729
OTHER - 0.4%
John Deere Owner Trust,
  Series 2001-A, Class A4, 3.78% - 2008 ......    $  250,000           257,497
Reliant Energy Transition Bond
  Company, LLC, 5.63% - 2015 .................    $   75,000            83,722
                                                                   -----------
                                                                       341,219
                                                                   -----------
  Total asset backed securties - 3.2% ........                       2,436,510

MISCELLANEOUS ASSETS
--------------------

WARRANTS - 0.0%
Travelcenters of America Warrant                         150            1,500

FOREIGN BONDS
-------------
BERMUDA - 0.1%
XL Capital, Ltd., 6.50% - 2012 ...............    $   60,000            68,620

CANADA - 0.4%
Ainsworth Lumber Company, Ltd.,
  13.875% - 2007 .............................    $   50,000            56,750
Canadian National Railway,
  4.40% - 2013 ...............................    $   35,000            35,329
Canadian Natural Resources,
  7.20% - 2032 ...............................    $   80,000            98,300
Hockey Company, 11.25% - 2009 ................    $   25,000            27,500
Luscar Coal, Ltd., 9.75% - 2011 ..............    $   25,000            28,562
Nortel Networks Corporation,
  6.875% - 2023 ..............................    $   25,000            22,000
Quebec Province, 5.00% - 2009 ................    $   50,000            54,805
                                                                   -----------
                                                                       323,246
CHILE - 0.1%
Republic of Chile, 5.50% - 2013 ..............    $   40,000            42,320

FRANCE - 0.3%
Cie Generale de Geophysique SA,
  10.625% - 2007 .............................    $   25,000            25,625
France Telecom, 9.25% - 2011 .................    $   20,000            25,171
Rhodia S.A.:
  8.00% - 2010(2) ............................        25,000            30,288
  8.875% - 2011 ..............................    $   25,000            25,875
  9.25% - 2011(2) ............................        25,000            29,570
Vivendi Universal, 9.25% - 2010                   $   50,000            56,875
                                                                   -----------
                                                                       193,404

GERMANY - 0.0%
Kronos International, Inc.,
  8.875% - 2009(2) ...........................    $   25,000            30,144

IRELAND - 0.0%
MDP Acquistions plc, 9.625% - 2012 ...........    $   25,000            27,625

ITALY - 0.0%
Republic of Italy, 2.50% - 2006 ..............    $   35,000            35,680

MEXICO - 0.1%
United Mexican States, 6.375% - 2013 .........    $   45,000            47,700

UNITED KINGDOM - 0.1%
Avecia Group plc, 11.00% - 2009 ..............    $   25,000            22,625
Colt Telecom Group, plc,
  12.00% - 2006(5) ...........................    $   25,000            25,250
                                                                   -----------
                                                                        47,875
                                                                   -----------
  Total foreign bonds - 1.1% .................                         816,614

FOREIGN STOCKS
--------------
AUSTRALIA - 1.4%
Australia & New Zealand Banking
  Group, Ltd. ................................        13,448           167,842
Australian Gas Light Company, Ltd. ...........         6,836            50,201
AXA Asia Pacific Holdings, Ltd. ..............        33,512            55,288
BHP Steel ....................................        32,825            81,892
Boral, Ltd. ..................................        41,213           139,856
CSL, Ltd. ....................................         1,976            15,836
General Property Trust** .....................        28,712            56,227
Macquarie Bank, Ltd. .........................         2,956            57,094
National Australia Bank, Ltd. ................         6,426           144,372
News Corporation, Ltd. .......................           646             4,852
News Corporation, Ltd. ADR ...................         1,400            42,378
QBE Insurance Group, Ltd. ....................        12,528            78,306
Westfield Trust** ............................        24,435            56,536
Woolworths, Ltd. .............................        13,685           114,907
                                                                   -----------
                                                                     1,065,587

BRAZIL - 0.2%
Gerdau S.A. ADR ..............................         6,300            74,025
Petroleo Brasileiro S.A. ADR* ................         2,500            44,400
                                                                   -----------
                                                                       118,425

CHILE - 0.2%
Banco Santiago S.A. ADR ......................         5,988           122,215

FINLAND - 0.2%
America Movil S.A. de C.V. ADR ...............         2,200            41,250
Nokia Oyj ....................................         2,826            46,537
Nokia Oyj ADR ................................         5,300            87,079
                                                                   -----------
                                                                       174,866

--------------------------------------------------------------------------------
                                       46  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
FRANCE - 1.4%
Axa ..........................................         3,615       $    56,084
BNP Paribas S.A. .............................         3,746           190,351
Carrefour S.A. ...............................         2,117           103,757
Casino Guichard-Perrachon S.A. ...............           474            37,014
CNP Assurances ...............................         3,273           138,315
European Aeronautic Defence & Space
  Company ....................................         2,158            26,466
PSA Peugeot Citroen ..........................           977            47,458
Publicis Groupe ..............................         5,890           158,069
Sagem S.A. ...................................           598            48,070
Sanofi-Synthelabo S.A. .......................         2,021           118,362
Thomson ......................................         1,347            20,774
Total Fina Elf S.A. ..........................           723           109,262
                                                                   -----------
                                                                     1,053,982

GERMANY - 1.6%
Adidas-Salomon AG ............................           629            53,790
BASF AG ......................................         2,496           106,626
Celesio AG ...................................           781            30,691
Degussa AG ...................................         2,836            82,069
Deutsche Bank AG* ............................         1,281            83,084
E.On AG ......................................         2,531           130,123
Jenoptik AG ..................................         3,641            46,829
Metro AG .....................................         1,563            50,525
Muenchener Rueckversicherungs-Gesellschaft
  AG .........................................           279            28,444
Porsche AG ...................................           112            47,459
SAP AG .......................................         1,167           137,631
Schwarz Pharma AG ............................         2,637           101,142
Siemens AG ...................................         3,526           172,977
Singulus Technologies AG* ....................         2,809            48,644
Volkswagen AG ................................         2,242            94,771
                                                                   -----------
                                                                     1,214,805

HONG KONG - 0.4%
Espirit Holdings, Ltd. .......................        12,000            29,314
Hong Kong Electric Holdings, Ltd. ............        11,500            45,126
Hutchison Whampoa, Ltd. ......................        17,400           105,987
Sun Hung Kai Properties, Ltd. ................        10,000            50,525
Yue Yuen Industrial Holdings, Ltd. ...........        37,000            94,657
                                                                   -----------
                                                                       325,609

IRELAND - 0.1%
Anglo Irish Bank Corporation .................         9,202            81,367

ITALY - 0.9%
Banca Intesa SpA .............................        33,169           106,080
Eni SpA ......................................         7,884           119,236
ENI SpA ADR ..................................           700            53,228
Parmalat Finanziaria SpA .....................        24,937            78,464
Riunione Adriatrica di Sicurta SpA ...........         6,850           103,912
Telecom Italia Mobile SpA ....................        22,063           108,692
Telecom Italia SpA ...........................         8,213            74,319
UniCredito Italiano SpA ......................        12,959            61,758
                                                                   -----------
                                                                       705,689

JAPAN - 2.5%
Aiful Corporation ............................           900            38,377
Bank of Yokohama, Ltd. .......................        13,000            42,440
Canon, Inc. ..................................         4,000           183,552
Denso Corporation ............................         3,300            52,300
Eisai Company, Ltd. ..........................         2,000            41,141
Fanuc, Ltd. ..................................         1,000            49,552
Honda Motor Company, Ltd. ....................         2,000            75,786
Kamigumi Company, Ltd. .......................         9,000            45,047
Kaneka Corporation ...........................        10,000            61,628
Kao Corporation ..............................         3,000            55,840
KDDI Corporation .............................            27           104,560
Kirin Brewery Corporation ....................         5,000            35,145
Kyocera Corporation ..........................           900            51,493
Millea Holdings, Inc. ........................             5            38,226
Mitsubishi Corporation .......................        11,000            76,311
Misubishi Heavy Industries, Ltd. .............        23,000            59,571
NEC Soft, Ltd. ...............................         1,000            21,986
Nippon Electric Glass Company, Ltd. ..........         3,000            31,680
Nomura Holdings, Inc. ........................         6,000            76,152
Pioneer Corporation ..........................         3,500            78,701
Shin-Etsu Chemical Company, Ltd. .............         2,200            75,120
Sony Corporation .............................         2,500            70,373
Sumitomo Corporation .........................        11,000            50,752
Sumitomo Electric Industries, Ltd. ...........         5,000            36,519
Sumitomo Mitsui Financial Group, Inc. ........            17            37,093
Takeda Chemical Industries, Ltd. .............         2,000            73,787
Tohoku Electric Power Company, Inc. ..........         8,100           119,805
Toyota Motor Corporation .....................         7,900           204,614
                                                                   -----------
                                                                     1,887,551
MEXICO - 0.4%
Carso Global Telecom .........................        56,800            72,362
Cemex S.A. de CV .............................        19,774            88,399
Telefonos de Mexico S.A. de CV ...............         2,100            65,982
Wal-Mart de Mexico S.A. de CV ................        34,600           102,267
                                                                   -----------
                                                                       329,010

NETHERLANDS - 0.6%
ABN Amro Holding N.V. ........................         2,331            44,569
Corio N.V.** .................................           861            27,704
CSM N.V. .....................................         2,809            61,901
Draka Holding N.V.* ..........................         5,306            51,122
Ing Groep N.V. ...............................         1,506            26,166
Koninklijke (Royal) KPN N.V.* ................        19,389           137,377
VNU N.V. .....................................         1,660            51,145
Wereldhave N.V. ..............................           488            30,682
                                                                   -----------
                                                                       430,666

NORWAY - 0.2%
Norsk Hydro ASA ..............................         1,103            54,245
Statoil ASA ..................................        12,669           107,939
                                                                   -----------
                                                                       162,184

--------------------------------------------------------------------------------
                                       47  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
SINGAPORE - 0.2%
Sembcorp Industries, Ltd. ....................        73,000       $    53,061
Singapore Airlines, Ltd. .....................        13,000            76,774
                                                                   -----------
                                                                       129,835
SPAIN - 0.4%
Acciona S.A. .................................         1,239            59,046
Banco Santander Central Hispano S.A. .........        10,663            93,428
Compania Espanola de Petroleos S.A. ..........         2,572            69,999
Iberdrola S.A. ...............................         6,362           110,172
                                                                   -----------
                                                                       332,645
SWEDEN - 0.6%
Nordea AB ....................................        24,599           118,617
Skandinaviska Enskilda Banken AB .............         5,217            53,115
SSAB Svenskt Stal AB .........................         5,750            76,859
Svenska Handelsbanken AB .....................         5,924            96,945
Tele2 AB (Cl. B)* ............................         2,595            96,442
                                                                   -----------
                                                                       441,978
SWITZERLAND - 0.5%
Nestle S.A. ..................................           602           124,218
Novartis AG ..................................         6,241           246,958
                                                                   -----------
                                                                       371,176
UNITED KINGDOM - 3.9%
Aegis Group plc ..............................        47,545            62,374
Alliance & Leicester plc .....................         6,898            94,647
Allied Domecq plc ............................         8,037            44,263
Anglo American plc ...........................         2,332            35,692
Arriva plc ...................................        12,556            71,792
Astrazeneca plc ..............................         2,836           114,094
Astrazeneca Group plc ADR ....................         3,600           146,772
Barclays plc .................................         5,717            42,405
BP plc ADR ...................................         2,200            92,444
BP plc .......................................        14,426           100,041
Bradford & Bingley plc .......................        14,658            75,950
British Sky Broadcasting Group plc* ..........         6,611            73,091
Centrica plc .................................        49,022           141,968
Davis Service Group plc ......................        10,169            63,598
Enterprise Inns plc ..........................         3,941            52,579
Glaxosmithkline plc ..........................         6,409           129,342
HBOS plc .....................................        12,255           158,545
Hilton Group plc .............................        15,595            47,351
HSBC Holdings plc ............................        13,876           163,832
Prudential plc ...............................         5,607            33,956
RMC Group plc ................................         8,881            67,559

                                                    PRINCIPAL
                                                    AMOUNT OR
                                                      NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Royal Bank of Scotland Group plc* ............         4,405      $    123,571
Royal & Sun Alliance Insurance Group plc .....        16,074            36,736
Sainsbury (J.) plc ...........................        22,212            93,282
Shell Transport & Trading Company plc ........        43,361           286,567
Standard Chartered plc .......................         5,780            70,199
Unilever plc .................................        17,402           139,129
Vodafone Group plc ...........................        17,015            33,272
Vodafone Group plc ADR .......................        14,100           277,065
Whitbread plc ................................         5,860            65,658
                                                                  ------------
                                                                     2,937,774
                                                                  ------------
  Total foreign stocks - 15.7% ...............                      11,885,364

MONEY MARKET MUTUAL FUND - 14.0%
--------------------------------
State Street Navigator Securities
    Lending Prime Portfolio(3) ...............    10,568,059        10,568,059

SHORT TERM INVESTMENTS
----------------------
T. Rowe Price Reserve Investment Fund ........     4,065,579         4,065,579
State Street General Account Fund ............       472,997           472,997
                                                                  ------------
  Total short term investments - 6.0% ........                       4,538,576
                                                                  ------------
  Total investments - 116.7% .................                      88,165,348
  Liabilities, less cash &
    other assets - (16.7%) ...................                     (12,650,295)
                                                                  ------------
  Total net assets - 100.0% ..................                    $ 75,515,053
                                                                  ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

**Passive foreign investment company

ADR (American Depositary Receipt)

(1) Deferred interest obligation currently zero under terms of initial offering.

(2) Principal amount on foreign bond is reflected in issued currency
      (e.g. Danish Krone) while market value is reflected in U.S. dollars.

(3) Securites purchased with cash proceeds from securities loans.

(4) Securities represent a "when-issued" investment.

(5) Security is a step bond. Rate indicated is rate effective at June 30, 2003.

(6) Variable rate security. Rate indicated is rate effective at June 30, 2003.

(7) Inflation Index Note

--------------------------------------------------------------------------------
                                       48  See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES B

                             LARGE CAP VALUE SERIES

                              YOU, YOUR ADVISOR AND
                          [LOGO OF DREYFUS (R)] DREYFUS
                           A MELLON FINANCIAL COMPANY

                                   SUBADVISOR,
                               DREYFUS CORPORATION

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES B (LARGE CAP VALUE)

                                                     NUMBER          MARKET
COMMON STOCKS                                      OF SHARES         VALUE
------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 4.2%
Boeing Company ...............................        97,400       $ 3,342,768
Rockwell Collins, Inc. .......................       114,100         2,810,283
United Technologies Corporation ..............       137,800         9,760,374
                                                                   -----------
                                                                    15,913,425
ALUMINUM - 1.1%
Alcoa, Inc. ..................................       162,000         4,131,000

BANKS - 5.9%
Bank of America Corporation ..................        81,500         6,440,945
Comerica, Inc. ...............................        42,400         1,971,600
FleetBoston Financial Corporation ............       193,700         5,754,827
U.S. Bancorp .................................       159,700         3,912,650
Wachovia Corporation .........................       107,000         4,275,720
                                                                   -----------
                                                                    22,355,742
BROADCASTING & CABLE TV - 3.5%
Liberty Media Corporation* ...................     1,170,800        13,534,448

COMPUTER HARDWARE - 1.2%
International Business Machines Corporation ..        54,800         4,521,000

CONSUMER ELECTRONICS - 4.0%
Koninklijke (Royal) Philips Electronics N.V ..       660,600        12,624,066
Sony Corporation ADR .........................        90,800         2,542,400
                                                                   -----------
                                                                    15,166,466
DATA PROCESSING SERVICES - 1.0%
Automatic Data Processing, Inc. ..............       109,100         3,694,126

DEPARTMENT STORES - 0.7%
Federated Department Stores, Inc. ............        75,800         2,793,230

DIVERSIFIED FINANCIAL SERVICES - 17.3%
American Express Company .....................        92,200         3,854,882
Citigroup, Inc. ..............................       427,900        18,314,120
Fannie Mae ...................................        69,400         4,680,336
Goldman Sachs Group, Inc. ....................       142,400        11,926,000
JP Morgan Chase & Company ....................       244,500         8,357,010
Lehman Brothers Holdings, Inc. ...............        68,100         4,527,288
Morgan Stanley Dean Witter & Company .........       241,500        10,324,125
Principal Financial Group, Inc. ..............       130,500         4,208,625
                                                                   -----------
                                                                    66,192,386
ELECTRIC UTILITIES - 1.1%
Exelon Corporation ...........................        69,100         4,132,871

ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Emerson Electric Company .....................       119,500         6,106,450

HEALTH CARE EQUIPMENT - 1.9%
C.R. Bard, Inc. ..............................        40,000         2,852,400
Becton, Dickinson & Company ..................       109,800         4,265,730
                                                                   -----------
                                                                     7,118,130
HOUSEHOLD APPLIANCES - 0.5%
Black & Decker Corporation ...................        46,000         1,998,700

HOUSEHOLD PRODUCTS - 0.5%
Kimberly-Clark Corporation ...................        38,100         1,986,534

INDUSTRIAL GASES - 1.0%
Praxair, Inc. ................................        61,600         3,702,160

INDUSTRIAL MACHINERY - 1.1%
Eaton Corporation ............................        52,200         4,103,442

INTEGRATED OIL & GAS - 6.1%
BP plc ADR ...................................       127,400         5,353,348
ConocoPhillips ...............................        84,419         4,626,161
Exxon Mobil Corporation ......................       203,900         7,322,049
Royal Dutch Petroleum Company ................       129,700         6,046,614
                                                                   -----------
                                                                    23,348,172

INTEGRATED TELECOMMUNICATION SERVICES - 3.9%
BellSouth Corporation ........................       326,600         8,697,358
Sprint Corporation ...........................       156,900         2,259,360
Verizon Communications, Inc. .................       102,700         4,051,515
                                                                   -----------
                                                                    15,008,233
IT CONSULTING & SERVICES - 0.5%
Sungard Data Systems, Inc.* ..................        77,400         2,005,434

LIFE & HEALTH INSURANCE - 1.1%
John Hancock Financial Services, Inc. ........       131,600         4,044,068

MANAGED HEALTH CARE - 0.8%
Aetna, Inc. ..................................        53,800         3,238,760

MOVIES & ENTERTAINMENT - 5.8%
News Corporation, Ltd. ADR ...................       287,500         7,201,875
Viacom, Inc. (Cl. B)* ........................       174,200         7,605,572
Walt Disney Corporation ......................       369,500         7,297,625
                                                                   -----------
                                                                    22,105,072

MULTI-LINE INSURANCE - 2.3%
American International Group, Inc. ...........        93,900         5,181,402
Loews Corporation ............................        80,000         3,783,200
                                                                   -----------
                                                                     8,964,602
NETWORKING EQUIPMENT - 0.3%
3Com Corporation* ............................       228,700         1,070,316

OFFICE ELECTRONICS - 1.1%
Xerox Corporation* ...........................       388,000         4,108,920

OFFICE SERVICES & SUPPLIES - 0.7%
Pitney Bowes, Inc. ...........................        74,200         2,850,022

OIL & GAS EQUIPMENT & SERVICES - 1.4%
Schumberger, Ltd. ............................       108,600         5,166,102

OIL & GAS EXPLORATION & PRODUCTION - 1.1%
Encana Corporation ...........................       105,300         4,040,361

PACKAGED FOODS - 1.9%
H.J. Heinz Company ...........................       111,500         3,677,270
Nestle S.A. ADR ..............................        72,900         3,760,605
                                                                   -----------
                                                                     7,437,875

-------------------------------------------------------------------------------
                                       50 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES B (LARGE CAP VALUE) (CONTINUED)

                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
PAPER PRODUCTS - 0.4%
International Paper Company ..................        47,200         1,686,456

PHARMACEUTICALS - 3.7%
Merck & Company, Inc. ........................        97,900         5,927,845
Pfizer, Inc. .................................       239,360         8,174,144
                                                                  ------------
                                                                    14,101,989
PROPERTY & CASUALTY INSURANCE - 2.8%
Allstate Corporation .........................       190,100         6,777,065
Travelers Property Casualty
  Corporation (Cl. B) ........................       234,000         3,720,600
                                                                  ------------
                                                                    10,497,665
PUBLISHING & PRINTING - 2.6%
Gannett Company, Inc. ........................        78,400         6,021,904
Knight-Ridder, Inc. ..........................        56,500         3,894,545
                                                                  ------------
                                                                     9,916,449
RAILROADS - 1.1%
Union Pacific Corporation ....................        73,200         4,247,064

RESTAURANTS - 2.4%
McDonald's Corporation .......................       422,800         9,326,968

SEMICONDUCTORS - 2.0%
Intel Corporation ............................       362,000         7,523,808

SYSTEMS SOFTWARE - 3.3%
BMC Software, Inc. ...........................       225,900         3,688,947
Microsoft Corporation ........................       350,600         8,978,866
                                                                  ------------
                                                                    12,667,813

TELECOMMUNICATIONS EQUIPMENT - 4.9%
Corning, Inc.* ...............................     1,277,500         9,440,725
Nokia Oyj ADR ................................       567,100         9,317,453
                                                                  ------------
                                                                    18,758,178

WIRELESS TELECOMMUNICATION SERVICE - 0.5%
Sprint Corporation (PCS Group)* ..............       330,500         1,900,375
                                                                  ------------
  Total common stocks - 97.3% ................                     371,464,812

U.S. GOVERNMENT                                  PRINCIPAL          MARKET
& AGENCIES - 2.7%                                  AMOUNT           VALUE
------------------------------------------------------------------------------
Federal Home Loan Bank,
  0.95% - 07-01-03 ...........................  $ 10,410,000      $ 10,410,000
                                                                  ------------
  Total investments - 100.0% .................                     381,874,812
  Liabilities, less cash & other
    assets - (0.0%) ..........................                        (198,681)
                                                                  ------------
  Total net assets - 100.0% ..................                    $381,676,131
                                                                  ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

-------------------------------------------------------------------------------
                                       51 See accompanying notes.

-------------------------------------------------------------------------------

                                    SERIES Y

                                SELECT 25 SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES Y (SELECT 25)

                                                      NUMBER          MARKET
COMMON STOCKS                                       OF SHARES         VALUE
------------------------------------------------------------------------------
ADVERTISING - 4.0%
Omnicom Group, Inc. ..........................        19,300        $1,383,810

BIOTECHNOLOGY - 3.8%
Amgen, Inc.* .................................        19,300         1,292,714

BREWERS - 3.6%
Anheuser-Busch Companies, Inc. ...............        24,100         1,230,305

BROADCASTING & CABLE TV - 3.4%
Comcast Corporation* .........................        38,500         1,161,930

DATA PROCESSING SERVICES - 3.5%
First Data Corporation .......................        29,000         1,201,760

DEPARTMENT STORES - 3.1%
Kohl's Corporation* ..........................        20,300         1,043,014

DIVERSIFIED FINANCIAL SERVICES - 7.3%
Citigroup, Inc. ..............................        31,000         1,326,800
Fannie Mae ...................................        17,400         1,173,456
                                                                    ----------
                                                                     2,500,256

DRUG RETAIL - 2.6%
Walgreen Company .............................        29,000           872,900

FOOD DISTRIBUTORS - 3.4%
Sysco Corporation ............................        38,600         1,159,544

GENERAL MERCHANDISE STORES - 6.9%
Target Corporation ...........................        33,800         1,278,992
Wal-Mart Stores, Inc. ........................        20,300         1,089,501
                                                                    ----------
                                                                     2,368,493

HEALTH CARE DISTRIBUTORS & SERVICES - 3.6%
Cardinal Health, Inc. ........................        19,300         1,240,990

HEALTH CARE EQUIPMENT - 3.4%
Medtronic, Inc. ..............................        24,100         1,156,077

HOME IMPROVEMENT RETAIL - 1.9%
Home Depot, Inc. .............................        20,000           662,400

INDUSTRIAL CONGLOMERATES - 7.0%
3M Company ...................................         7,700           993,146
General Electric Company .....................        48,300         1,385,244
                                                                    ----------
                                                                     2,378,390

LIFE & HEALTH INSURANCE - 3.2%
Aflac, Inc. ..................................        36,000         1,107,000

MOTORCYCLE MANUFACTURERS - 3.1%
Harley-Davidson, Inc. ........................        27,000         1,076,220

MOVIES & ENTERTAINMENT - 3.5%
Viacom, Inc. (Cl. B)* ........................        27,000         1,178,820

MULTI-LINE INSURANCE - 3.6%
American International Group, Inc. ...........        22,200         1,224,996

NETWORKING EQUIPMENT - 3.7%
Cisco Systems, Inc.* .........................        77,000         1,277,430

OIL & GAS EXPLORATION & PRODUCTION - 3.7%
Apache Corporation ...........................        19,300         1,255,658

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS - 9.9%
Forest Laboratories, Inc.* ...................        19,300       $ 1,056,675
Johnson & Johnson ............................        19,300           997,810
Pfizer, Inc. .................................        38,600         1,318,190
                                                                   -----------
                                                                     3,372,675

SOFT DRINKS - 3.5%
Pepsico, Inc. ................................        27,000         1,201,500

SYSTEMS SOFTWARE - 3.6%
Microsoft Corporation ........................        48,500         1,242,085
                                                                   -----------
  Total common stocks - 95.3% ................                      32,588,967

REPURCHASE AGREEMENT - 4.7%
---------------------------
United Missouri Bank, 0.82%, 07-01-03
  (Collateralized by FHLMC,
  07-09-03 with a value of $1,652,000) .......    $1,619,000         1,619,000
                                                                   -----------
  Total investments - 100.0% .................                      34,207,967
  Liabilities, less cash & other
    assets - (0.0% ...........................                         (10,111)
                                                                   -----------
  Total net assets - 100.0% ..................                     $34,197,856
                                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

-------------------------------------------------------------------------------
                                       53 See accompanying notes.

-------------------------------------------------------------------------------

                                    SERIES W

                     MAIN STREET GROWTH AND INCOME(R) SERIES

                 [LOGO OF OPPENHEIMERFUNDS] OPPENHEIMERFUNDS(R)

                                   SUBADVISOR,
                             OPPENHEIMERFUNDS, INC.

-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))

                                                     NUMBER           MARKET
COMMON STOCKS                                       OF SHARES         VALUE
------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.6%
General Dynamics Corporation .................           100        $    7,250
Goodrich Corporation .........................         2,200            46,200
InVision Technologies, Inc.* .................           200             5,016
Rockwell Collins, Inc. .......................           600            14,778
United Technologies Corporation ..............         1,900           134,577
                                                                    ----------
                                                                       207,821
AGRICULTURAL PRODUCTS - 0.1%
Fresh Del Monte Produce, Inc. ................           800            20,552

AIR FREIGHT & COURIERS - 0.8%
C.H. Robinson Worldwide, Inc. ................           300            10,668
Expeditors International of Washington, Inc. .           800            27,712
FedEx Corporation ............................         1,300            80,639
J.B. HUNT TRANSPORT SERVICES, INC.* ..........           500            18,875
Ryder System, Inc. ...........................           700            17,934
United Parcel Service, Inc. (Cl. B) ..........         2,200           140,140
                                                                    ----------
                                                                       295,968
ALUMINUM - 0.1%
Alcan, Inc. ..................................           900            28,161

APPAREL & ACCESSORIES - 0.6%
Coach, Inc.* .................................         1,730            86,050
Columbia Sportswear Company* .................           400            20,564
Kellwood Company .............................           300             9,489
Liz Claiborne, Inc. ..........................         2,300            81,075
Tommy Hilfiger Corporation* ..................           300             2,772
                                                                    ----------
                                                                       199,950
APPAREL RETAIL - 1.9%
Abercrombie & Fitch Company* .................         2,800            79,548
AnnTaylor Stores Corporation* ................         2,850            82,508
Chico's FAS, Inc.* ...........................         1,100            23,155
Christopher & Banks Corporation* .............           600            22,194
Gap, Inc. ....................................         5,800           108,808
Hot Topic, Inc.* .............................         1,150            30,946
Pacific Sunwear of California, Inc.* .........         1,850            44,567
Ross Stores, Inc. ............................         2,100            89,754
Talbots, Inc. ................................         1,200            35,340
TJX Companies, Inc. ..........................         9,400           177,096
                                                                    ----------
                                                                       693,916

APPLICATION SOFTWARE - 1.2%
Amdocs, Ltd.* ................................         3,800            91,200
Citrix Systems, Inc.* ........................         1,700            34,612
Electronic Arts, Inc.* .......................         2,500           184,975
FactSet Research Systems, Inc. ...............           900            39,645
Fair Isaac Corporation .......................           400            20,580
Hyperion Solutions Corporation* ..............           200             6,752
Synopsys, Inc.* ..............................           100             6,185
Take-Two Interactive Software, Inc.* .........         2,300            65,182
                                                                    ----------
                                                                       449,131

AUTO PARTS & EQUIPMENT - 0.5%
Aftermarket Technology Corporation* ..........           900             9,459
American Axle & Manufacturing Holdings,
  Inc.* ......................................           600            14,340
ArvinMeritor, Inc ............................           400             8,072
Dana Corporation .............................         3,200            36,992
Delphi Corporation ...........................         6,400            55,232
Gentex Corporation* ..........................           300             9,183
Johnson Controls, Inc ........................           600            51,360
                                                                    ----------
                                                                       184,638

AUTOMOBILE MANUFACTURERS - 0.5%
Ford Motor Company ...........................        15,674           172,257

BANKS - 8.9%
AmSouth Bancorporation .......................         3,500            76,440
Astoria Financial Corporation ................           600            16,758
Bank of America Corporation ..................         8,000           632,240
Bank One Corporation .........................         7,600           282,568
Banknorth Group, Inc .........................           100             2,552
Charter One Financial, Inc ...................         1,856            57,870
Comerica, Inc ................................           100             4,650
Commerce Bancorp, Inc ........................           200             7,420
Compass Bancshares, Inc ......................           300            10,479
First Tennessee National Corporation .........         1,400            61,474
First Virginia Banks, Inc ....................           150             6,468
FleetBoston Financial Corporation ............           100             2,971
Golden West Financial Corporation ............         2,400           192,024
GreenPoint Financial Corporation .............           600            30,564
Hibernia Corporation .........................           800            14,528
Huntington Bancshares, Inc ...................           500             9,760
Independence Community Bank Corporation ......           400            11,288
KeyCorp ......................................         5,200           131,404
Mellon Financial Corporation .................         4,300           119,325
National City Corporation ....................         4,200           137,382
New York Community Bankcorp, Inc .............         1,233            35,868
North Fork Bancorporation, Inc ...............         2,300            78,338
Regions Financial Corporation ................           900            30,402
Roslyn Bancorp, Inc ..........................           200             4,298
SouthTrust Corporation .......................           400            10,880
Sovereign Bancorp, Inc .......................         2,700            42,255
SunTrust Banks, Inc ..........................         1,400            83,076
U.S Bancorp ..................................         5,533           135,558
Union Planters Corporation ...................           400            12,412
UnionBanCal Corporation ......................           500            20,685
Wachovia Corporation .........................        10,000           399,600
Washington Mutual, Inc .......................         3,300           136,290
Webster Financial Corporation ................           100             3,780
Wells Fargo & Company ........................         8,800           443,520
                                                                    ----------
                                                                     3,245,127

-------------------------------------------------------------------------------
                                       55 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))
(CONTINUED)

                                                      NUMBER           MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES          VALUE
------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.5%
Amgen, Inc. ..................................         2,600          $174,148

BREWERS - 0.6%
Anheuser-Busch Companies, Inc. ...............         4,600           234,830

BROADCASTING & CABLE TV - 0.3%
Cablevision Systems New York Group* ..........           600            12,456
Comcast Corporation* .........................         2,731            82,422
                                                                      --------
                                                                        94,878

BUILDING PRODUCTS - 0.1%
Masco Corporation ............................           700            16,695
USG Corporation* .............................           600            11,400
                                                                      --------
                                                                        28,095

CASINOS & GAMING - 0.2%
Boyd Gaming Corporation* .....................           100             1,726
GTECH Holdings Corporation* ..................         1,900            71,535
Station Casinos, Inc.* .......................           500            12,625
                                                                      --------
                                                                        85,886

CATALOG RETAIL - 0.3%
InterActiveCorp* .............................         2,500            98,925

COMMERCIAL PRINTING - 0.0%
R.R. Donnelley & Sons Company ................           200             5,228
Valassis Communications, Inc.* ...............           300             7,716
                                                                      --------
                                                                        12,944

COMMODITY CHEMICALS - 0.0%
Georgia Gulf Corporation .....................           100             1,980

COMPUTER & ELECTRONICS RETAIL - 0.2%
RadioShack Corporation .......................         2,600            68,406

COMPUTER HARDWARE - 2.0%
Dell Computer Corporation* ...................        12,700           405,892
International Business Machines Corporation ..         4,000           330,000
                                                                      --------
                                                                       735,892

COMPUTER STORAGE & PERIPHERALS - 0.8%
Avid Technology, Inc.* .......................           200             7,014
Imation Corporation ..........................           200             7,564
Lexmark International, Inc.* .................         2,300           162,771
Maxtor Corporation* ..........................         1,900            14,269
Network Appliance, Inc.* .....................         2,600            42,146
Storage Technology Corporation* ..............         1,100            28,314
Western Digital Corporation* .................         4,500            46,350
                                                                      --------
                                                                       308,428

CONSTRUCTION & FARM MACHINERY - 0.3%
Deere & Company ..............................           800            36,560
Oshkosh Truck Corporation ....................           200            11,864
Paccar, Inc. .................................         1,100            74,162
                                                                      --------
                                                                       122,586

CONSUMER ELECTRONICS - 0.1%
Harman International Industries, Inc. ........           400            31,656

CONSUMER FINANCE - 0.7%
Countrywide Financial Corporation ............         2,000           139,140
Doral Financial Corporation ..................           300            13,395
MBNACorporation ..............................         3,300            68,772
New Century Financial Corporation ............           500            21,825
                                                                      --------
                                                                       243,132

DATA PROCESSING SERVICES - 0.5%
Convergys Corporation* .......................         2,500            40,000
First Data Corporation .......................         3,500           145,040
Per-Se Technologies, Inc.* ...................           400             4,492
                                                                      --------
                                                                       189,532

DEPARTMENT STORES - 0.0%
May Department Stores Company ................           600            13,356

DIVERSIFIED CHEMICALS - 0.2%
Dow Chemical Company .........................         1,000            30,960
PPG Industries, Inc. .........................         1,000            50,740
                                                                      --------
                                                                        81,700

DIVERSIFIED COMMERCIAL SERVICES - 1.0%
Arbitron, Inc.* ..............................           100             3,570
ChoicePoint, Inc.* ...........................           400            13,808
Corinthian Colleges, Inc.* ...................           800            38,856
Deluxe Corporation ...........................         1,400            62,720
Devry, Inc.* .................................           200             4,658
Equifax, Inc. ................................           300             7,800
H&R Block, Inc. ..............................         3,600           155,700
ITT Educational Services, Inc.* ..............         1,300            38,025
Viad Corporation .............................           400             8,956
Weight Watchers International, Inc.* .........           600            27,294
                                                                      --------
                                                                       361,387

-------------------------------------------------------------------------------
                                       56 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))
(CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.4%
American Express Company .....................         1,600        $   66,896
Bear Stearns Companies, Inc. .................         1,300            94,146
Citigroup, Inc. ..............................        20,632           883,044
E*Trade Group, Inc.* .........................           800             6,800
Fannie Mae ...................................         5,800           391,152
Freddie Mac ..................................         3,000           152,310
JP Morgan Chase & Company ....................         2,000            68,360
Moody's Corporation ..........................           900            47,439
Morgan Stanley ...............................         2,700           115,425
Nationwide Financial Services, Inc ...........           100             3,250
Principal Financial Group, Inc. ..............         2,600            83,850
SLM Corporation ..............................         1,200            47,004
St. Joe Company ..............................           300             9,360
                                                                    ----------
                                                                     1,969,036

DIVERSIFIED METALS & MINING - 0.0%
Freeport-McMoRan Copper &
  Gold, Inc. (Cl. B) .........................           300             7,350
Peabody Energy Corporation ...................           200             6,718
                                                                    ----------
                                                                        14,068

DRUG RETAIL - 0.2%
CVS Corporation ..............................         2,800            78,484

ELECTRIC UTILITIES - 1.5%
Allegheny Energy, Inc. .......................           700             5,915
Ameren Corporation ...........................           400            17,640
Constellation Energy Group, Inc. .............         2,400            82,320
DTE Energy Company ...........................           200             7,728
Entergy Corporation ..........................           600            31,668
Exelon Corporation ...........................         2,912           174,167
FirstEnergy Corporation ......................         2,700           103,815
FPL Group, Inc. ..............................           300            20,055
Progress Energy, Inc. ........................           400            17,560
Progress Energy, Inc. - CVO* .................           400                --
Puget Energy, Inc. ...........................           100             2,387
Southern Company .............................         1,100            34,276
Texas Genco Holdings, Inc. ...................           120             2,790
Wisconsin Energy Corporation .................         1,100            31,900
                                                                    ----------
                                                                       532,221

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
American Power Conversion Corporation* .......           900            14,031
Emerson Electric Company .....................           500            25,550
Rockwell Automation, Inc. ....................           400             9,536
                                                                    ----------
                                                                        49,117

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Arrow Electronics, Inc.* .....................           200             3,048
Avnet, Inc.* .................................           900            11,412
Benchmark Electronics, Inc.* .................           800            24,608
Diebold, Inc. ................................           100             4,325
Hutchinson Technology, Inc.* .................           100             3,289
Molex, Inc. ..................................           500            11,590
Waters Corporation* ..........................           600            17,478
                                                                    ----------
                                                                        75,750

EMPLOYMENT SERVICES - 0.0%
Monster Worldwide, Inc.* .....................           400             7,892

ENVIRONMENTAL SERVICES - 0.0%
Republic Services, Inc.* .....................           600            13,602

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.1%
IMC Global, Inc. .............................           300             2,013
Monsanto Company .............................         1,400            30,296
                                                                    ----------
                                                                        32,309

FOOD - RETAIL - 0.6%
Albertson's Inc. .............................         3,600            69,120
Kroger Company* ..............................         4,600            76,728
Safeway, Inc.* ...............................         1,500            30,690
Whole Foods Market, Inc.* ....................           600            28,518
Winn-Dixie Stores, Inc. ......................         1,700            20,927
                                                                    ----------
                                                                       225,983

FOOTWEAR - 0.1%
Nike, Inc. (Cl. B) ...........................           300            16,047
Timberland Company* ..........................           700            37,002
                                                                    ----------
                                                                        53,049

GAS UTILITIES - 0.1%
Kinder Morgan Management, LLC* ...............           657            24,611

GENERAL MERCHANDISE STORES - 2.1%
99 Cents Only Stores* ........................           200             6,864
Big Lots, Inc.* ..............................           700            10,528
Dollar General Corporation* ..................         2,000            36,520
Dollar Tree Stores, Inc.* ....................         1,200            38,076
Family Dollar Stores, Inc. ...................           500            19,075
ShopKo Stores, Inc.* .........................           100             1,300
Wal-Mart Stores, Inc. ........................        12,100           649,407
                                                                    ----------
                                                                       761,770

GOLD - 0.2%
Barrick Gold Corporation .....................         1,800            32,220
Newmont Mining Corporation ...................           700            22,722
                                                                    ----------
                                                                        54,942

-------------------------------------------------------------------------------
                                       57 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))
(CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS & SERVICES - 0.9%
Apria Healthcare Group, Inc.* ................         1,000        $   24,880
Covance, Inc.* ...............................         1,600            28,960
DaVita, Inc.* ................................           700            18,746
Eresearch Technology, Inc.* ..................           300             6,648
Express Scripts, Inc.* .......................           800            54,568
IMS Health, Inc. .............................         1,593            28,662
Lincare Holdings, Inc.* ......................         1,900            59,869
McKesson Corporation .........................         1,000            35,740
Pediatrix Medical Group, Inc.* ...............         1,400            49,910
Pharmaceutical Product Development, Inc.* ....           100             2,873
                                                                    ----------
                                                                       310,856

HEALTH CARE EQUIPMENT - 2.4%
Applera Corporation - Applied
  Biosystems Group ...........................           400             7,612
Beckman Coulter, Inc. ........................           200             8,128
Becton, Dickinson & Company ..................         3,000           116,550
Bio-Rad Laboratories, Inc.* ..................           200            11,070
Biosite, Inc.* ...............................           200             9,620
Boston Scientific Corporation* ...............           600            36,660
C.R. Bard, Inc. ..............................           700            49,917
Guidant Corporation ..........................         1,200            53,268
Inamed Corporation* ..........................           100             5,369
Medtronic, Inc. ..............................         4,900           235,053
ResMed, Inc.* ................................           100             3,920
St. Jude Medical, Inc.* ......................         1,300            74,750
Steris Corporation* ..........................           600            13,854
Stryker Corporation ..........................         1,700           117,929
Visx, Inc.* ..................................         2,000            34,700
Zimmer Holdings, Inc.* .......................         2,000            90,100
                                                                    ----------
                                                                       868,500

HEALTH CARE FACILITIES - 0.6%
HCA, Inc. ....................................         5,300           169,812
Health Management Associates, Inc. ...........           700            12,915
Manor Care, Inc.* ............................           500            12,505
Select Medical Corporation* ..................           100             2,483
Universal Health Services, Inc. (Cl. B)* .....           300            11,886
                                                                    ----------
                                                                       209,601

HEALTH CARE SUPPLIES - 0.1%
Bausch & Lomb, Inc. ..........................           800            30,000
Cooper Companies, Inc. .......................           500            17,385
Edwards Lifesciences Corporation* ............           200             6,428
                                                                    ----------
                                                                        53,813

HOME IMPROVEMENT RETAIL - 1.2%
Home Depot, Inc. .............................         7,100           235,152
Lowe's Companies, Inc. .......................         3,600           154,620
Sherwin-Williams Company .....................         1,500            40,320
                                                                    ----------
                                                                       430,092

HOMEBUILDING - 2.0%
Beazer Homes USA, Inc.* ......................           700            58,450
Centex Corporation ...........................         1,200            93,348
D.R. Horton, Inc. ............................           900            25,290
Hovnanian Enterprises, Inc.* .................         1,000            58,950
KB Home ......................................         1,300            80,574
Lennar Corporation ...........................           800            57,200
Lennar Corporation (Cl. B) ...................           170            11,679
M.D.C. Holdings, Inc. ........................           100             4,828
Meritage Corporation* ........................           200             9,852
NVR, Inc.* ...................................           200            82,200
Pulte Homes, Inc. ............................         1,000            61,660
Ryland Group, Inc. ...........................         2,100           145,740
Standard Pacific Corporation .................           700            23,212
Toll Brothers, Inc.* .........................           800            22,648
                                                                    ----------
                                                                       735,631

HOTELS - 0.0%
Choice Hotels International, Inc.* ...........           100             2,731

HOUSEHOLD APPLIANCES - 0.2%
Black & Decker Corporation ...................           300            13,035
Maytag Corporation ...........................         1,300            31,746
Whirlpool Corporation ........................           200            12,740
                                                                    ----------
                                                                        57,521

HOUSEHOLD PRODUCTS - 2.8%
Clorox Company ...............................         2,800           119,420
Colgate-Palmolive Company ....................         3,600           208,620
Dial Corporation .............................         1,400            27,230
Energizer Holdings, Inc.* ....................           900            28,260
Procter & Gamble Company .....................         7,200           642,096
                                                                    ----------
                                                                     1,025,626

HOUSEWARES & SPECIALTIES - 0.4%
American Greetings Corporation* ..............           800            15,712
Fortune Brands, Inc. .........................         1,500            78,300
Newell Rubbermaid, Inc. ......................         1,600            44,800
                                                                    ----------
                                                                       138,812

INDUSTRIAL CONGLOMERATES - 3.2%
3M Company ...................................         2,100           270,858
Carlisle Companies, Inc. .....................           200             8,432
General Electric Company .....................        31,300           897,684
                                                                    ----------
                                                                     1,176,974

INDUSTRIAL GASES - 0.0%
Praxair, Inc. ................................           100             6,010

-------------------------------------------------------------------------------
                                       58 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))
(CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY - 0.5%
Briggs & Stratton Corporation ................           400        $   20,200
Danaher Corporation ..........................           300            20,415
Eaton Corporation ............................           700            55,027
EnPro Industries, Inc.* ......................           200             2,138
Ingersoll-Rand Company .......................           900            42,588
Pall Corporation .............................         1,100            24,750
                                                                    ----------
                                                                       165,118

INSURANCE BROKERS - 0.1%
Brown & Brown, Inc. ..........................           100             3,250
Marsh & McLennan Companies, Inc. .............           500            25,535
Willis Group Holdings, Ltd. ..................           400            12,300
                                                                    ----------
                                                                        41,085

INTEGRATED OIL & GAS - 4.2%
Amerada Hess Corporation .....................           700            34,426
ChevronTexaco Corporation ....................         3,041           219,560
ConocoPhillips ...............................         1,183            64,828
Exxon Mobil Corporation ......................        26,000           933,660
Marathon Oil Corporation .....................         1,600            42,160
Murphy Oil Corporation .......................         2,000           105,200
Occidental Petroleum Corporation .............         4,000           134,200
                                                                    ----------
                                                                     1,534,034

INTEGRATED TELECOMMUNICATION SERVICE - 3.3%
Alltel Corporation ...........................           200             9,644
BellSouth Corporation ........................         9,800           260,974
Citizens Communications Company* .............         2,200            28,358
SBC Communications, Inc. .....................        17,300           442,015
Verizon Communications, Inc. .................        11,700           461,565
                                                                    ----------
                                                                     1,202,556

INTERNET SOFTWARE & SERVICES - 0.2%
Digital River, Inc.* .........................         1,000            19,300
Expedia, Inc.* ...............................           300            23,004
Foundry Networks, Inc.* ......................           300             4,320
J2 Global Communications, Inc.* ..............           100             4,598
United Online, Inc.* .........................           900            22,806
                                                                    ----------
                                                                        74,028

IT CONSULTING & SERVICES - 0.3%
Cognizant Technology Solutions Corporation* ..         3,368            82,044
Sungard Data Systems, Inc.* ..................         1,400            36,274
                                                                    ----------
                                                                       118,318

LEISURE PRODUCTS - 1.0%
Action Performance Companies, Inc. ...........         1,100            20,900
Brunswick Corporation ........................         1,100            27,522
Callaway Golf Company ........................           200             2,644
Hasbro, Inc. .................................         3,800            66,462
Marvel Enterprises, Inc.* ....................         1,200            22,920
Mattel, Inc. .................................         8,000           151,360
Nautilus Group, Inc. .........................           600             7,440
Polaris Industries, Inc. .....................           800            49,120
                                                                    ----------
                                                                       348,368

LIFE & HEALTH INSURANCE - 1.0%
AFLAC, Inc. ..................................         3,800           116,850
John Hancock Financial Services, Inc. ........         4,100           125,993
Lincoln National Corporation .................           600            21,378
MetLife, Inc. ................................         2,300            65,136
Protective Life Corporation ..................           100             2,675
Prudential Financial, Inc. ...................         1,300            43,745
                                                                    ----------
                                                                       375,777

MANAGED HEALTH CARE - 1.7%
Aetna, Inc. ..................................         2,200           132,440
Amerigroup Corporation* ......................           100             3,720
CIGNA Corporation ............................           500            23,470
Coventry Health Care, Inc.* ..................           800            36,928
First Health Group Corporation* ..............           900            24,840
Health Net, Inc.* ............................         1,200            39,540
Mid Atlantic Medical Services, Inc.* .........           900            47,070
Oxford Health Plans, Inc.* ...................         3,800           159,714
PacifiCare Health Systems, Inc.* .............           100             4,933
Sierra Health Service, Inc.* .................           100             2,000
WellPoint Health Networks, Inc.* .............         1,900           160,170
                                                                    ----------
                                                                       634,825
MARINE - 0.0%
Teekay Shipping Corporation ..................           200             8,580

METAL & GLASS CONTAINERS - 0.2%
Ball Corporation .............................         1,300            59,163

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc. ........................         2,400            95,664

MOVIES & ENTERTAINMENT - 0.6%
AOL Time Warner, Inc.* .......................         9,000           144,810
Viacom, Inc. (Cl. B)* ........................         1,900            82,954
                                                                    ----------
                                                                       227,764

MULTI-LINE INSURANCE - 1.3%
American International Group, Inc ............         6,037           333,122
Loews Corporation ............................         2,700           127,683
                                                                    ----------
                                                                       460,805

-------------------------------------------------------------------------------
                                       59 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))
(CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
------------------------------------------------------------------------------
MULTI-UTILITIES - 0.2%
Equitable Resources, Inc. ....................           400        $   16,296
Oneok, Inc. ..................................         1,000            19,630
Questar Corporation ..........................           100             3,347
Williams Companies, Inc. .....................         6,400            50,560
                                                                    ----------
                                                                        89,833

NETWORKING EQUIPMENT - 1.2%
Cisco Systems, Inc.* .........................        26,800           444,612
McData Corporation* ..........................           300             4,401
                                                                    ----------
                                                                       449,013

OFFICE ELECTRONICS - 0.3%
Xerox Corporation* ...........................         9,200            97,428

OIL & GAS DRILLING - 0.0%
Patterson-Uti Energy, Inc.* ..................           200             6,480

OIL & GAS EXPLORATION & PRODUCTION - 2.5%
Anadarko Petroleum Corporation ...............         1,500            66,705
Apache Corporation ...........................         2,115           137,602
Burlington Resources, Inc. ...................         2,500           135,175
Chesapeake Energy Corporation ................         7,600            76,760
Cimarex Energy Company* ......................           159             3,776
Devon Energy Corporation .....................         1,872            99,965
EOG Resources, Inc. ..........................         2,100            87,864
Kerr-McGee Corporation .......................           300            13,440
Newfield Exploration Company* ................           700            26,285
Noble Energy, Inc. ...........................           700            26,460
Pioneer Natural Resources Company* ...........         1,100            28,710
Pogo Producing Company .......................           600            25,650
Tom Brown, Inc.* .............................         3,000            83,370
Unocal Corporation ...........................         1,100            31,559
XTO Energy, Inc. .............................         3,033            60,994
                                                                    ----------
                                                                       904,315

OIL & GAS REFINING & MARKETING - 0.5%
Enbridge Energy Management, LLC* .............           965            44,023
Frontier Oil Corporation .....................         5,400            82,080
Sunoco, Inc. .................................           600            22,644
Valero Energy Corporation ....................           900            32,697
Western Gas Resources, Inc. ..................           200             7,920
                                                                    ----------
                                                                       189,364

PACKAGED FOODS - 2.0%
Campbell Soup Company ........................         6,300           154,350
ConAgra Foods, Inc. ..........................         5,700           134,520
Dean Foods Company* ..........................         1,500            47,250
Del Monte Foods Company* .....................           300             2,652
Hershey Foods Corporation ....................         1,600           111,456
Kellogg Company ..............................         1,900            65,303
Kraft Foods, Inc. ............................         2,200            71,610
Sara Lee Corporation .........................         1,654            31,112
Wm. Wrigley Jr. Company ......................         2,100           118,083
                                                                    ----------
                                                                       736,336

PAPER PACKAGING - 0.1%
Sealed Air Corporation* ......................         1,100            52,426

PERSONAL PRODUCTS - 0.4%
Avon Products, Inc. ..........................           700            43,540
Estee Lauder Companies, Inc. .................         1,100            36,883
Gillette Company .............................         2,200            70,092
                                                                    ----------
                                                                       150,515

PHARMACEUTICALS - 8.2%
Abbott Laboratories ..........................         2,900           126,904
Alpharma, Inc. ...............................           100             2,160
American Pharmaceutical Partners, Inc.* ......           800            27,120
Bristol-Myers Squibb Company .................        10,400           282,360
Eli Lilly & Company ..........................         1,800           124,146
Forest Laboratories, Inc.* ...................         3,000           164,250
Hi-Tech Pharmacal Company, Inc.* .............           100             4,039
Johnson & Johnson ............................        13,186           681,716
Merck & Company, Inc. ........................        11,300           684,215
Mylan Laboratories, Inc. .....................           300            10,431
Pfizer, Inc. .................................        21,565           736,445
Pharmaceutical Resources, Inc.* ..............           900            43,794
Schering-Plough Corporation ..................           400             7,440
Taro Pharmaceutical Industries Ltd.* .........           500            27,440
Wyeth ........................................         1,200            54,660
                                                                    ----------
                                                                     2,977,120

PHOTOGRAPHIC PRODUCTS - 0.4%
Eastman Kodak Company ........................         5,400           147,690

PROPERTY & CASUALTY INSURANCE - 1.8%
Ace, Ltd. ....................................           500            17,145
Allstate Corporation .........................         5,500           196,075
Ambac Financial Group, Inc. ..................         1,200            79,500
Cincinnati Financial Corporation .............           300            11,127
Fidelity National Financial, Inc. ............         4,155           127,808
MBIA, Inc. ...................................           500            24,375
Old Republic International Corporation .......           500            17,135
Progressive Corporation ......................         2,000           146,200
Safeco Corporation ...........................           900            31,752
Travelers Property Casualty Corporation ......           684            10,876
Travelers Property Casualty
  Corporation (Cl. B) ........................           512             8,074
                                                                    ----------
                                                                       670,067

-------------------------------------------------------------------------------
                                       60 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))
(CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
------------------------------------------------------------------------------
PUBLISHING & PRINTING - 0.7%
Dow Jones & Company, Inc. ....................           500        $   21,515
E.W. Scripps Company .........................           300            26,616
Gannett Company, Inc. ........................           200            15,362
Knight-Ridder, Inc. ..........................           600            41,358
McGraw-Hill Companies, Inc. ..................           700            43,400
New York Times Company .......................         1,000            45,500
Washington Post Company (Cl. B) ..............           100            73,290
                                                                    ----------
                                                                       267,041

RAILROADS - 0.4%
Burlington Northern Santa Fe Corporation .....         1,300            36,972
CSX Corporation ..............................         1,900            57,171
Norfolk Southern Corporation .................         3,300            63,360
                                                                    ----------
                                                                       157,503

REINSURANCE - 0.2%
RenaissanceRe Holdings, Ltd. .................         1,500            68,280

RESTAURANTS - 1.4%
Applebee's International, Inc. ...............           550            17,286
Brinker International, Inc.* .................         1,750            63,035
CBRL Group, Inc. .............................           300            11,658
CEC Entertainment, Inc.* .....................           600            22,158
Darden Restaurants, Inc. .....................         1,950            37,011
Outback Steakhouse, Inc. .....................           800            31,200
P.F. Chang's China Bistro, Inc.* .............           900            44,289
Panera Bread Company* ........................         1,100            44,000
Ruby Tuesday, Inc. ...........................         1,900            46,987
Ryan's Family Steak Houses, Inc.* ............           300             4,200
Starbucks Corporation* .......................         4,300           105,436
Wendy's International, Inc. ..................         1,200            34,764
Yum! Brands, Inc.* ...........................         1,900            56,164
                                                                    ----------
                                                                       518,188

SEMICONDUCTORS - 2.6%
Altera Corporation* ..........................         5,100            83,640
Cree, Inc.* ..................................           700            11,396
Genesis Microchip, Inc.* .....................         1,000            13,540
Integrated Circuit Systems, Inc.* ............         1,100            34,573
Intel Corporation ............................        29,200           606,893
National Semiconductor Corporation* ..........         2,800            55,216
Power Integrations, Inc.* ....................           100             2,432
QLogic Corporation* ..........................         1,800            86,994
Silicon Laboratories, Inc.* ..................           600            15,984
Texas Instruments, Inc. ......................         1,700            29,920
Zoran Corporation* ...........................           200             3,842
                                                                    ----------
                                                                       944,430

SOFT DRINKS - 1.7%
Coca-Cola Company ............................         6,500           301,665
Coca-Cola Enterprises, Inc. ..................         2,300            41,745
PepsiCo, Inc. ................................         5,920           263,440
                                                                    ----------
                                                                       606,850

SPECIALTY CHEMICALS - 0.4%
Cytec Industries, Inc.* ......................           100             3,380
Ecolab, Inc. .................................         2,400            61,440
International Flavors & Fragrances, Inc. .....         1,700            54,281
Sigma-Aldrich Corporation ....................           200            10,836
                                                                    ----------
                                                                       129,937

SPECIALTY STORES - 1.2%
Advance Auto Parts, Inc.* ....................           300            18,270
AutoZone, Inc.* ..............................         1,500           113,955
Bed Bath & Beyond, Inc.* .....................         1,000            38,810
Claire's Stores, Inc. ........................           400            10,144
Foot Locker, Inc. ............................         1,100            14,575
Michaels Stores, Inc.* .......................           200             7,612
Movie Gallery, Inc.* .........................           200             3,690
Office Depot, Inc.* ..........................           500             7,255
Petsmart, Inc.* ..............................           500             8,335
Pier 1 Imports, Inc. .........................         2,100            42,840
Regis Corporation ............................           100             2,905
Staples, Inc.* ...............................         6,100           111,935
Williams-Sonoma, Inc.* .......................         1,700            49,640
                                                                    ----------
                                                                       429,966

STEEL - 0.0%
Quanex Corporation ...........................           100             2,972

SYSTEMS SOFTWARE - 4.2%
Adobe Systems, Inc. ..........................           200             6,414
BMC Software, Inc.* ..........................           800            13,064
Microsoft Corporation ........................        40,600         1,039,766
Oracle Corporation* ..........................        24,800           298,096
Sybase, Inc.* ................................           500             6,955
Symantec Corporation* ........................         2,100            92,106
Veritas Software Corporation* ................         2,400            68,808
                                                                    ----------
                                                                     1,525,209

TECHNOLOGY DISTRIBUTORS - 0.1%
CDW Corporation* .............................           500            22,900

TELECOMMUNICATIONS EQUIPMENT - 0.9%
Adtran, Inc.* ................................         1,500            76,530
Avocent Corporation* .........................           500            14,965
Qualcomm, Inc. ...............................         5,000           178,750
UTStarcom, Inc.* .............................         1,600            56,912
                                                                    ----------
                                                                       327,157

TOBACCO - 0.8%
Altria Group, Inc. ...........................         6,100           277,184

TRUCKING - 0.0%
Roadway Corporation ..........................           400            11,412

-------------------------------------------------------------------------------
                                       61 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))
(CONTINUED)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Nextel Communications, Inc.* .................         4,900       $    88,592
  Total common stocks - 94.5% ................                      34,488,576
                                                                   -----------

FOREIGN STOCKS
--------------
CANADA - 1.1%
Baytex Energy, Ltd.* .........................         3,500            29,236
Canadian Natural Resources, Ltd. .............         3,817           150,994
Compton Petroleum Corporation* ...............         7,000            30,293
Espirit Exploration, Ltd.* ...................        11,700            20,666
Paramount Energy Trust .......................         2,964            18,760
Paramount Resources, Ltd.* ...................         4,500            30,635
Talisman Energy, Inc. ........................         2,300           104,103
                                                                   -----------
                                                                       384,687

UNITED KINGDOM - 0.3%
HSBC Holdings plc ADR ........................         1,766           104,359
                                                                   -----------
  Total foreign stocks - 1.4% ................                         489,046

PREFERRED STOCK - 0.0%
----------------------
BANKS & CREDIT
Wachovia Corporation .........................           200                 3

WARRANTS - 0.0%
---------------
Dime Bancorp .................................         1,000               150

MONEY MARKET MUTUAL FUND - 4.9%
-------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(1) .................     1,796,902         1,796,902

REPURCHASE AGREEMENT - 4.6%
---------------------------
State Street, 0.25%, 07-01-03
  (Collateralized by FHLB, 1.50%,
  05-13-05 with a value of $1,713,435) .......    $1,678,435         1,678,435
                                                                   -----------
  Total investments - 105.4% .................                      38,453,112
  Liabilities, less cash & other
    assets - (5.4%) ..........................                      (1,960,995)
                                                                   -----------
  Total net assets - 100.0% ..................                     $36,492,117
                                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

CVO (Contingent Value Obligation)

(1)Securities purchased with cash proceeds from securities loans.

-------------------------------------------------------------------------------
                                       62 See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES A

                                  EQUITY SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES A (EQUITY)

                                                      NUMBER         MARKET
COMMON STOCKS                                       OF SHARES        VALUE
------------------------------------------------------------------------------
ADVERTISING - 1.2%
Omnicom Group, Inc. ..........................        90,000       $ 6,453,000

AEROSPACE & DEFENSE - 2.1%
General Dynamics Corporation .................        55,000         3,987,500
United Technologies Corporation ..............       100,000         7,083,000
                                                                   -----------
                                                                    11,070,500

AIR FREIGHT & COURIERS - 0.5%
FedEx Corporation ............................        40,000         2,481,200

ALUMINUM - 0.5%
Alcoa, Inc. ..................................       110,000         2,805,000

APPLICATION SOFTWARE - 0.7%
Intuit, Inc.* ................................        80,000         3,562,400

AUTO PARTS & EQUIPMENT - 0.7%
Lear Corporation* ............................        80,000         3,681,600

BANKS - 4.8%
Bank of America Corporation ..................       100,000         7,903,000
Bank of New York Company, Inc. ...............       120,000         3,450,000
FleetBoston Financial Corporation ............       140,000         4,159,400
Washington Mutual, Inc. ......................        40,000         1,652,000
Wells Fargo & Company ........................       160,000         8,064,000
                                                                   -----------
                                                                    25,228,400

BIOTECHNOLOGY - 1.3%
Amgen, Inc.* .................................       100,000         6,698,000

BREWERS - 1.0%
Anheuser-Busch Companies, Inc. ...............       100,000         5,105,000

BROADCASTING & CABLE TV - 2.1%
Clear Channel Communications, Inc.* ..........        75,000         3,179,250
Comcast Corporation* .........................       270,000         8,148,600
                                                                   -----------
                                                                    11,327,850

COMPUTER HARDWARE - 2.8%
Dell Computer Corporation* ...................       200,000         6,392,000
International Business Machines Corporation ..       100,000         8,250,000
                                                                   -----------
                                                                    14,642,000

CONSUMER FINANCE - 0.7%
MBNA Corporation .............................       180,000         3,751,200

DATA PROCESSING SERVICES - 0.9%
First Data Corporation .......................       120,000         4,972,800

DIVERSIFIED FINANCIAL SERVICES - 8.0%
American Express Company .....................        55,000         2,299,550
Citigroup, Inc. ..............................       450,000        19,260,000
Fannie Mae ...................................       150,000        10,116,000
Goldman Sachs Group, Inc. ....................        40,000         3,350,000
Merrill Lynch & Company, Inc. ................        95,000         4,434,600
Morgan Stanley ...............................        70,000         2,992,500
                                                                   -----------
                                                                    42,452,650

DRUG RETAIL - 1.0%
CVS Corporation ..............................        80,000         2,242,400
Walgreen Company .............................       100,000         3,010,000
                                                                   -----------
                                                                     5,252,400

ELECTRICAL EQUIPMENT & INSTRUMENTS - 0.5%
Molex, Inc. ..................................       100,000         2,699,000

FOOD DISTRIBUTORS - 0.5%
Sysco Corporation ............................        85,000         2,553,400

GENERAL MERCHANDISE STORES - 3.7%
Target Corporation ...........................       210,000         7,946,400
Wal-Mart Stores, Inc. ........................       220,000        11,807,400
                                                                   -----------
                                                                    19,753,800

HEALTH CARE DISTRIBUTORS & SERVICES - 2.7%
Amerisourcebergen Corporation ................        60,000         4,161,000
Cardinal Health, Inc. ........................       160,000        10,288,000
                                                                   -----------
                                                                    14,449,000

HEALTH CARE EQUIPMENT - 1.8%
Medtronic, Inc. ..............................       200,000         9,594,000

HOME IMPROVEMENT RETAIL - 2.0%
Home Depot, Inc. .............................       240,000         7,948,800
Lowe's Companies, Inc. .......................        65,000         2,791,750
                                                                   -----------
                                                                    10,740,550

HOTELS - 0.7%
Carnival Corporation .........................       120,000         3,901,200

HOUSEHOLD PRODUCTS - 2.7%
Colgate-Palmolive Company ....................        50,000         2,897,500
Kimberly-Clark Corporation ...................        75,000         3,910,500
Procter & Gamble Company .....................        85,000         7,580,300
                                                                   -----------
                                                                    14,388,300

INDUSTRIAL CONGLOMERATES - 5.3%
3M Company ...................................        50,000         6,449,000
General Electric Company .....................       750,000        21,510,000
                                                                   -----------
                                                                    27,959,000

INDUSTRIAL GASES - 0.6%
Praxair, Inc. ................................        50,000         3,005,000

INSURANCE BROKERS - 0.8%
Marsh & McLennan Companies, Inc. .............        80,000         4,085,600

INTEGRATED OIL & GAS - 4.8%
ChevronTexaco Corporation ....................       110,000         7,942,000
ConocoPhillips ...............................        60,000         3,288,000
Exxon Mobil Corporation ......................       400,000        14,364,000
                                                                   -----------
                                                                    25,594,000

INTEGRATED TELECOMMUNICATIONS SERVICES - 2.4%
SBC Communications, Inc. .....................       280,000         7,154,000
Verizon Communications, Inc. .................       140,000         5,523,000
                                                                   -----------
                                                                    12,677,000

-------------------------------------------------------------------------------
                                       64 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES A (EQUITY) (CONTINUED)

                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
LEISURE PRODUCTS - 0.6%
Mattel, Inc. .................................       180,000       $ 3,405,600

LIFE & HEALTH INSURANCE - 1.7%
AFLAC, Inc. ..................................       150,000         4,612,500
Metlife, Inc. ................................       160,000         4,531,200
                                                                   -----------
                                                                     9,143,700

MANAGED HEALTH CARE - 0.7%
UnitedHealth Group, Inc. .....................        70,000         3,517,500

MOTORCYCLE MANUFACTURERS - 1.3%
Harley-Davidson, Inc. ........................       170,000         6,776,200

MOVIES & ENTERTAINMENT - 2.6%
AOL Time Warner, Inc.* .......................       375,000         6,033,750
Viacom, Inc. (Cl.B)* .........................       180,000         7,858,800
                                                                   -----------
                                                                    13,892,550

MULTI-LINE INSURANCE - 2.2%
American International Group, Inc ............       215,000        11,863,700

NETWORKING EQUIPMENT - 1.6%
Cisco Systems, Inc.* .........................       500,000         8,295,000

OIL & GAS DRILLING - 0.4%
Transocean, Inc.* ............................       100,000         2,197,000

OIL & GAS EXPLORATION & PRODUCTION - 1.8%
Apache Corporation ...........................        70,000         4,554,200
Devon Energy Corporation .....................        90,000         4,806,000
                                                                   -----------
                                                                     9,360,200

PACKAGED FOODS - 0.6%
General Mills, Inc. ..........................        70,000         3,318,700

PERSONAL PRODUCTS - 0.5%
Avon Products, Inc. ..........................        40,000         2,488,000

PHARMACEUTICALS - 12.0%
Abbott Laboratories ..........................       130,000         5,688,800
Biovail Corporation* .........................        60,000         2,823,600
Eli Lilly & Company ..........................        50,000         3,448,500
Forest Laboratories, Inc. ....................        45,000         2,463,750
Johnson & Johnson ............................       230,000        11,891,000
Merck & Company, Inc. ........................       140,000         8,477,000
Pfizer, Inc. .................................       668,000        22,812,200
Wyeth ........................................       125,000         5,693,750
                                                                   -----------
                                                                    63,298,600

PROPERTY & CASUALTY INSURANCE - 0.6%
Chubb Corporation ............................        50,000         3,000,000

PUBLISHING & PRINTING - 1.0%
Gannet Company, Inc. .........................        70,000         5,376,700

SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.* .....................       200,000         3,172,000

SEMICONDUCTORS - 1.4%
Intel Corporation ............................       350,000         7,274,400

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
SOFT DRINKS - 3.0%
Coca-Cola Company ............................       150,000      $  6,961,500
PepsiCo, Inc. ................................       200,000         8,900,000
                                                                  ------------
                                                                    15,861,500

SYSTEMS SOFTWARE - 5.2%
Microsoft Corporation ........................       900,000        23,049,000
Oracle Corporation* ..........................       360,000         4,327,200
                                                                  ------------
                                                                    27,376,200

UNIT INVESTMENT TRUST - 3.0%
S&P Depositary Receipts Trust ................       160,000        15,606,400
                                                                  ------------
  Total common stocks - 97.6% ................                     516,107,800

U.S. GOVERNMENT & AGENCIES
--------------------------
Federal Home Loan Mortgage Corporation,
  1.16%, 07-08-03 ............................    $3,000,000         2,999,434
Federal National Mortgage Association:
  0.92%, 07-03-03 ............................    $3,000,000         2,999,846
  0.92%, 07-11-03 ............................    $2,600,000         2,599,343
  0.96%, 07-18-03 ............................    $3,100,000         3,098,595
                                                                  ------------
                                                                     8,697,784
                                                                  ------------
  Total U.S. government & agencies - 2.2% ....                      11,697,218

REPURCHASE AGREEMENT - 0.0%
---------------------------
United Missouri Bank, 0.82%, 07-01-03
  (Collateralized by FHLMC,
  07-09-03 with a value of
  $267,000) ..................................    $  261,000           261,000
                                                                  ------------
  Total investments - 99.8% ..................                     528,066,018
  Cash & other assets, less liabilities - 0 2%                         978,381
                                                                  ------------
  Total net assets - 100.0% ..................                    $529,044,399
                                                                  ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

-------------------------------------------------------------------------------
                                       65 See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES D

                                 GLOBAL SERIES

                [LOGO OF OPPENHEIMERFUNDS] OPPENHEIMERFUNDS(R)

                                   SUBADVISOR,
                             OPPENHEIMERFUNDS, INC.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES D (GLOBAL)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
CONVERTIBLE BOND - 02%                             OF SHARES         VALUE
------------------------------------------------------------------------------
UNITED STATES
Nektar Therapeutics, 3.00% - 2010 ............    $  650,000       $   648,375

COMMON STOCKS
-------------
AUSTRALIA - 0.5%
Australia & New Zealand Banking Group, Ltd. ..       126,442         1,578,097

BERMUDA - 1.0%
Ace, Ltd. ....................................        88,394         3,031,030

BRAZIL - 1.6%
Companhia de Bebidas das Americas ADR ........        99,456         2,023,930
Empresa Brasileira de Aeronautica S.A. ADR ...       166,526         3,180,647
Tele Norte Leste Participacoes S.A. ..........        21,284               180
                                                                   -----------
                                                                     5,204,757

CANADA - 2.6%
Bombardier, Inc. (Cl. B) .....................       284,200           955,874
EnCana Corporation ...........................        63,581         2,419,237
Husky Energy, Inc. ...........................       239,600         3,085,925
Manulife Financial Corporation ...............        66,983         1,882,672
                                                                   -----------
                                                                     8,343,708

FINLAND - 0.4%
Nokia Oyj ADR ................................        85,300         1,401,479

FRANCE - 7.7%
Alcatel S.A.* ................................       188,660         1,700,685
Aventis S.A. .................................        48,960         2,693,654
Carrefour S.A. ...............................        32,700         1,602,679
Essilor International S.A. ...................        31,490         1,268,547
France Telecom S.A.* .........................        68,990         1,692,239
JC Decaux S.A.* ..............................        89,780         1,123,778
Sanofi-Synthelabo S.A. .......................       108,210         6,337,411
Societe BIC S.A. .............................        43,612         1,697,774
Societe Generale .............................        71,810         4,551,958
Total S.A. ...................................        10,580         1,598,880
                                                                   -----------
                                                                    24,267,605

GERMANY - 1.3%
Allianz AG ...................................        39,646         3,295,279
MLP AG* ......................................        63,152           942,768
                                                                   -----------
                                                                     4,238,047

HONG KONG - 2.1%
Hong Kong & China Gas Company, Ltd. ..........     1,500,700         1,895,564
Hutchison Whampoa, Ltd. ......................       256,000         1,559,344
Television Broadcasts, Ltd. ..................       876,904         3,142,985
                                                                   -----------
                                                                     6,597,893

INDIA - 3.0%
Hindustan Lever, Ltd. ........................       802,700         3,082,458
Icici Bank, Ltd. ADR* ........................       304,550         2,214,079
Infosys Technologies, Ltd. ...................        36,400         2,557,360
Zee Telefilms, Ltd. ..........................       900,100         1,707,420
                                                                   -----------
                                                                     9,561,317

ITALY - 0.5%
Eni SpA ......................................        97,600         1,476,080

JAPAN - 9.7%
Canon, Inc. ..................................        38,000         1,743,743
Credit Saison Company, Ltd. ..................        85,900         1,408,595
Eisai Company, Ltd. ..........................        81,800         1,682,665
KDDI Corporation .............................         2,527         9,786,009
Keyence Corporation ..........................         6,100         1,117,635
Murata Manufacturing Company, Ltd. ...........        39,700         1,560,558
Seven-Eleven Japan Company, Ltd. .............        58,000         1,444,264
Sharp Corporation ............................       314,000         4,029,765
Shionogi & Company, Ltd. .....................        89,000         1,205,938
Shiseido Company, Ltd. .......................       134,000         1,302,336
Takeda Chemical Industries, Ltd. .............        45,000         1,660,212
Trend Micro, Inc.* ...........................        94,500         1,467,770
Yahoo Japan Corporation* .....................           135         2,192,380
                                                                   -----------
                                                                    30,601,870

KOREA - 1.9%
SK Telecom Company, Ltd. .....................         8,720         1,489,226
SK Telecom Company, Ltd. ADR .................        67,600         1,274,936
Samsung Electronics Company, Ltd. ............        11,330         3,367,225
                                                                   -----------
                                                                     6,131,387

MEXICO - 2.0%
Fomento Economico Mexicano, S.A. de C.V. .....       515,600         2,126,899
Grupo Modelo S.A de C.V. (Cl. C) .............       690,700         1,577,001
Grupo Televisa S.A. ADR ......................        74,333         2,564,488
                                                                   -----------
                                                                     6,268,388

NETHERLANDS - 3.6%
ABN Amro Holding N.V. ........................       253,500         4,846,927
Aegon N.V. ...................................       294,741         2,951,422
Qiagen N.V.* .................................       151,447         1,278,269
Wolters Kluwer N.V. ..........................       190,124         2,292,453
                                                                   -----------
                                                                    11,369,071

NORWAY - 0.8%
Tandberg ASA* ................................       493,000         2,554,333

SINGAPORE - 0.8%
Singapore Press Holdings, Ltd. ...............       254,345         2,643,108

-------------------------------------------------------------------------------
                                       67 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES D (GLOBAL) (CONTINUED)

                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
SPAIN - 0.5%
Amadeus Global Travel Distribution S.A. ......       257,139      $  1,473,475

SWEDEN - 1.0%
Telefonaktiebolaget LM Ericsson (Cl. B)* .....     2,997,900         3,220,750

SWITZERLAND - 0.9%
Novartis AG ..................................        72,097         2,852,903

UNITED KINGDOM - 11.4%
Amersham plc .................................       161,910         1,214,982
Boots Group plc ..............................       182,625         1,958,831
BP plc ADR ...................................        72,575         3,049,601
Cadbury Schweppes plc ........................       259,255         1,531,559
Diageo plc ...................................        71,550           763,901
Dixons Group plc .............................     1,599,460         3,497,137
Pearson plc ..................................       254,830         2,387,433
Reckitt Benckiser plc ........................       293,774         5,385,808
Reed Elsevier plc ............................       361,553         3,014,406
Rentokil Initial plc .........................       520,744         1,621,940
Royal Bank of Scotland Group plc .............       164,452         4,613,298
Smith & Nephew plc ...........................       241,400         1,387,241
Vodafone Group plc ...........................     2,999,020         5,864,367
                                                                  ------------
                                                                    36,290,504

UNITED STATES - 43.2%
Advanced Micro Devices, Inc.* ................       276,900         1,774,929
Affymetrix, Inc.* ............................        75,500         1,488,105
Amdocs, Ltd.* ................................        73,200         1,756,800
American Express Company .....................        74,600         3,119,026
Amgen, Inc.* .................................        48,500         3,248,530
Applera Corporation - Applied
  Biosystems Group ...........................        88,900         1,691,767
Bank One Corporation .........................       168,200         6,253,676
Berkshire Hathaway, Inc. (Cl. B)* ............         1,300         3,159,000
Boeing Company ...............................        50,400         1,729,728
Broadcom Corporation* ........................        69,400         1,728,754
Burlington Resources, Inc. ...................        30,000         1,622,100
Cadence Design Systems, Inc.* ................       766,200         9,240,372
Charles Schwab Corporation ...................       158,300         1,597,247
ChevronTexaco Corporation ....................        41,877         3,023,519
Circuit City Stores, Inc. ....................       226,499         1,993,191
Citigroup, Inc. ..............................        36,433         1,559,332
Electronic Arts, Inc.* .......................        23,600         1,746,164
Fannie Mae ...................................        20,800         1,402,752
Gap, Inc. ....................................        93,900         1,761,564
Gilead Sciences, Inc.* .......................        63,500         3,529,330
Gillette Company .............................        92,500         2,947,050
Human Genome Sciences, Inc.* .................        54,600           694,512
Idec Pharmaceuticals Corporation* ............        34,300         1,166,200
IMS Health, Inc. .............................        94,600         1,701,854

International Business Machines Corporation ..        19,975         1,647,937
International Flavors & Fragrances, Inc. .....        92,803         2,963,200
International Game Technology* ...............        27,800         2,844,774
JDS Uniphase Corporation* ....................       804,600         2,824,146
Johnson & Johnson ............................        56,558         2,924,049
Lockheed Martin Corporation ..................        43,100         2,050,267
MBNA Corporation .............................        76,700         1,598,428
Millennium Pharmaceuticals, Inc.* ............        51,900           816,387
Mylan Laboratories, Inc. .....................        51,800         1,801,086
National Semiconductor Corporation* ..........       194,400         3,833,568
Network Appliance, Inc.* .....................        46,500           753,765
Northern Trust Corporation ...................        20,600           860,874
Northrop Grumman Corporation .................        22,700         1,958,783
Novellus Systems, Inc.* ......................        43,800         1,604,000
Nvidia Corporation* ..........................        29,300           674,193
Oxford Health Plans, Inc.* ...................        38,200         1,605,546
Panera Bread Company* ........................        21,800           872,000
Pfizer, Inc. .................................        93,699         3,199,821
Qualcomm, Inc. ...............................       187,620         6,707,415
Quest Diagnostics, Inc.* .....................        49,000         3,126,200
RadioShack Corporation .......................        57,300         1,507,563
Raytheon Company .............................       104,400         3,428,496
SanDisk Corporation* .........................        21,700           875,595
Schering-Plough Corporation ..................        78,600         1,461,960
Scientific-Atlanta, Inc. .....................       137,630         3,281,099
Sirius Satellite Radio, Inc.* ................     4,844,949         8,187,964
Starbuck's Corporation* ......................        60,500         1,483,460
Sybase, Inc.* ................................       104,251         1,450,131
Symantec Corporation* ........................        11,700           513,162
Synopsys, Inc.* ..............................        53,124         3,285,719
Teva Pharmaceutical Industries, Ltd. ADR .....        31,600         1,798,988
Veritas Software Corporation* ................        27,800           797,026
Wachovia Corporation .........................       107,547         4,297,578
                                                                  ------------
                                                                   136,970,682
                                                                  ------------
  Total common stocks - 96.5% ................                     306,076,484

PREFERRED STOCKS
----------------
BRAZIL - 0.9%
Tele Norte Leste Participacoes S.A. ..........   247,469,073         2,868,019

GERMANY - 2.5%
Fresenius AG .................................        41,984         1,983,937
Porsche AG ...................................        13,985         5,926,020
                                                                  ------------
                                                                     7,909,957
                                                                  ------------
  Total preferred stocks - 3.4% ..............                      10,777,976

-------------------------------------------------------------------------------
                                       68 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES D (GLOBAL) (CONTINUED)

MONEY MARKET                                       PRINCIPAL         MARKET
MUTUAL FUND - 7.0%                                  AMOUNT           VALUE
------------------------------------------------------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(1) .................    22,214,677      $ 22,214,677
                                                                  ------------
  Total investments - 107.1% .................                     339,717,512
  Liabilities, less cash & other
    assets - (7.1%) ..........................                     (22,530,353)
                                                                  ------------
  Total net assets - 100.0% ..................                    $317,187,159
                                                                  ============

AT JUNE 30, 2003, SERIES D's INVESTMENT CONCENTRATION BY INDUSTRY WAS AS
FOLLOWS:

Advertising ..........................................          0.4%
Aerospace & Defense ..................................          3.9%
Automobiles ..........................................          1.9%
Banks & Credit .......................................         10.2%
Beverages ............................................          2.0%
Broadcast Media ......................................          4.9%
Communications .......................................          2.1%
Computer Software ....................................          5.7%
Computer Systems .....................................          1.6%
Cosmetics ............................................          0.4%
Electronics ..........................................          5.3%
Entertainment ........................................          1.6%
Financial Services ...................................          5.7%
Food Wholesalers .....................................          0.5%
Health Care ..........................................          8.7%
Household Products ...................................          3.6%
Insurance ............................................          2.5%
Manufacturing ........................................          1.3%
Medical ..............................................          1.5%
Natural Gas ..........................................          1.4%
Office Equipment .....................................          1.1%
Oil ..................................................          4.4%
Pharmaceuticals ......................................          6.9%
Publishing ...........................................          1.7%
Restaurants ..........................................          0.7%
Retail ...............................................          2.1%
Semi-Conductors ......................................          2.5%
Services .............................................          2.1%
Telecommunications ...................................         13.4%
Money Market Mutual Fund .............................          7.0%
Liabilities, less cash & other assets ................         (7.1%)
                                                              -----
                                                              100.0%
                                                              =====

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1)Securities purchased with cash proceeds from securities loans.

-------------------------------------------------------------------------------
                                       69 See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES H

                             ENHANCED INDEX SERIES

                     [LOGO OF NORTHERN TRUST] NORTHERN TRUST

                                   SUBADVISOR,
                                 NORTHERN TRUST

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES H (ENHANCED INDEX)

                                                      NUMBER          MARKET
COMMON STOCKS                                       OF SHARES         VALUE
------------------------------------------------------------------------------
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc. .........         1,100        $   14,718

AEROSPACE & DEFENSE - 1.1%
Boeing Company ...............................         1,300            44,616
Goodrich Corporation .........................           300             6,300
Honeywell International, Inc. ................         1,100            29,535
Lockheed Martin Corporation ..................         1,300            61,841
Raytheon Company .............................         1,200            39,408
Rockwell Collins, Inc. .......................           500            12,315
United Technologies Corporation ..............         1,400            99,162
                                                                    ----------
                                                                       293,177

AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company ...............         1,900            24,453

AIR FREIGHT & COURIERS - 1.0%
FedEx Corporation ............................           900            55,827
Ryder System, Inc. ...........................           200             5,124
United Parcel Service, Inc. (Cl. B) ..........         3,300           210,210
                                                                    ----------
                                                                       271,161

AIRLINES - 0.2%
Delta Air Lines, Inc. ........................           400             5,872
Southwest Airlines Company ...................         2,200            37,840
                                                                    ----------
                                                                        43,712

ALUMINUM - 0.1%
Alcoa, Inc. ..................................           900            22,950

APPAREL & ACCESSORIES - 0.1%
Jones Apparel Group, Inc.* ...................           400            11,704
V.F. Corporation .............................           300            10,215
                                                                    ----------
                                                                        21,919

APPAREL RETAIL - 0.4%
Gap, Inc. ....................................         2,600            48,776
Limited Brands ...............................         1,500            23,250
TJX Companies, Inc. ..........................         1,500            28,260
                                                                    ----------
                                                                       100,286

APPLICATION SOFTWARE - 0.6%
Autodesk, Inc. ...............................           300             4,848
Citrix Systems, Inc.* ........................         1,500            30,540
Compuware Corporation* .......................         1,100             6,347
Electronic Arts, Inc.* .......................           700            51,793
Intuit, Inc.* ................................         1,000            44,530
Mercury Interactive Corporation* .............           200             7,722
Parametric Technology Corporation* ...........           800             2,440
PeopleSoft, Inc.* ............................           900            15,831
Siebel Systems, Inc.* ........................         1,400            13,356
                                                                    ----------
                                                                       177,407

AUTO PARTS & EQUIPMENT - 0.2%
Dana Corporation .............................         1,800            20,808
Johnson Controls, Inc. .......................           300            25,680
Visteon Corporation ..........................           400             2,748
                                                                    ----------
                                                                        49,236

AUTOMOBILE MANUFACTURERS - 0.4%
Ford Motor Company ...........................         5,300            58,247
General Motors Corporation ...................         1,600            57,600
                                                                    ----------
                                                                       115,847

BANKS - 7.0%
AmSouth Bancorporation .......................         1,000            21,840
BB&T Corporation .............................         1,400            48,020
Bank of America Corporation ..................         4,400           347,732
Bank of New York Company, Inc. ...............         2,200            63,250
Bank One Corporation .........................         3,400           126,412
Charter One Financial, Inc. ..................           700            21,826
Comerica, Inc. ...............................           500            23,250
Fifth Third Bancorp ..........................         1,700            97,478
First Tennessee National Corporation .........           800            35,128
FleetBoston Financial Corporation ............         3,100            92,101
Golden West Financial Corporation ............           400            32,004
Huntington Bancshares, Inc. ..................           700            13,664
KeyCorp ......................................         1,200            30,324
Marshall & Ilsley Corporation ................           600            18,348
Mellon Financial Corporation .................         1,300            36,075
National City Corporation ....................         2,400            78,504
North Fork Bancorporation, Inc. ..............           500            17,030
PNC Financial Services Group .................           800            39,048
Regions Financial Corporation ................           600            20,268
SouthTrust Corporation .......................         1,000            27,200
SunTrust Banks, Inc. .........................           800            47,472
U.S. Bancorp .................................         5,600           137,200
Union Planters Corporation ...................           600            18,618
Wachovia Corporation .........................         3,900           155,844
Washington Mutual, Inc. ......................         2,700           111,510
Wells Fargo & Company ........................         4,900           246,960
Zions Bancorporation .........................           300            15,183
                                                                    ----------
                                                                     1,922,289

BIOTECHNOLOGY - 1.3%
Amgen, Inc.* .................................         3,700           247,826
Biogen, Inc.* ................................           400            15,200
Chiron Corporation* ..........................           500            21,860
Genzyme Corporation* .........................           600            25,080
MedImmune, Inc.* .............................         1,300            47,281
                                                                    ----------
                                                                       357,247

BREWERS - 0.5%
Adolph Coors Company .........................           100             4,898
Anheuser-Busch Companies, Inc. ...............         2,500           127,625
                                                                    ----------
                                                                       132,523

-------------------------------------------------------------------------------
                                       71 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                      NUMBER           MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES          VALUE
------------------------------------------------------------------------------
BROADCASTING & CABLE TV - 1.1%
Clear Channel Communications, Inc.* ..........         1,800          $ 76,302
Comcast Corporation* .........................         6,700           202,206
Univision Communications, Inc.* ..............           700            21,280
                                                                      --------
                                                                       299,788

BUILDING PRODUCTS - 0.3%
American Standard Companies, Inc.* ...........           500            36,965
Masco Corporation ............................         1,400            33,390
                                                                      --------
                                                                        70,355

CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.* ................           800            32,192
International Game Technology* ...............           500            51,165
                                                                      --------
                                                                        83,357

COMMERCIAL PRINTING - 0.1%
R. R. Donnelley & Sons Company ...............         1,200            31,368

COMPUTER & ELECTRONICS RETAIL - 0.3%
Best Buy Company, Inc.* ......................         1,400            61,488
Circuit City Stores, Inc. ....................         3,400            29,920
                                                                      --------
                                                                        91,408

COMPUTER HARDWARE - 3.3%
Apple Computer, Inc.* ........................         1,000            19,120
Dell Computer Corporation* ...................         7,500           239,700
Gateway, Inc.* ...............................           900             3,285
Hewlett-Packard Company ......................         8,900           189,570
International Business Machines Corporation ..         4,900           404,250
NCR Corporation* .............................           300             7,686
Sun Microsystems, Inc.* ......................         9,300            42,780
                                                                      --------
                                                                       906,391

COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation* .............................         6,400            67,008
Lexmark International, Inc.* .................           400            28,308
Network Appliance, Inc.* .....................         1,000            16,210
                                                                      --------
                                                                       111,526

CONSTRUCTION & ENGINEERING - 0.0%
McDermott International, Inc.* ...............           200             1,266

CONSTRUCTION & FARM MACHINERY - 0.6%
Caterpillar, Inc. ............................         1,000            55,660
Cummins, Inc. ................................           100             3,589
Deere & Company ..............................           700            31,990
Navistar International Corporation* ..........           800            26,104
Paccar, Inc. .................................           600            40,452
                                                                      --------
                                                                       157,795

CONSTRUCTION MATERIALS - 0.0%
Vulcan Materials Company .....................           300            11,121

CONSUMER FINANCE - 0.6%
Capital One Financial Corporation ............           600            29,508
Countrywide Financial Corporation ............           600            41,742
MBNACorporation ..............................         4,700            97,948
Providian Financial Corporation* .............           800             7,408
                                                                      --------
                                                                       176,606

DATA PROCESSING SERVICES - 0.9%
Automatic Data Processing, Inc. ..............         1,700            57,562
Concord EFS, Inc.* ...........................         4,386            64,562
Convergys Corporation* .......................           500             8,000
First Data Corporation .......................         1,047            43,388
Fiserv, Inc.* ................................         1,100            39,171
Paychex, Inc. ................................         1,100            32,241
                                                                      --------
                                                                       244,924

DEPARTMENT STORES - 0.7%
Federated Department Stores, Inc. ............           600            22,110
J.C. Penney Company, Inc. ....................           800            13,480
Kohl's Corporation* ..........................         1,000            51,380
May Department Stores Company ................           800            17,808
Nordstrom, Inc. ..............................         1,500            29,280
Sears, Roebuck & Company .....................         1,400            47,096
                                                                      --------
                                                                       181,154

DISTILLERS & VINTERS - 0.1%
Brown-Forman Corporation (Cl. B) .............           200            15,724

DIVERSIFIED CHEMICALS - 0.9%
Dow Chemical Company .........................         2,600            80,496
E.I. du Pont de Nemours & Company ............         2,000            83,280
Eastman Chemical Company .....................           200             6,334
Engelhard Corporation ........................         1,200            29,724
Hercules, Inc.* ..............................         2,400            23,760
PPG Industries, Inc. .........................           500            25,370
                                                                      --------
                                                                       248,964

DIVERSIFIED COMMERCIAL SERVICES - 0.6%
Apollo Group, Inc.* ..........................           900            55,584
Cendant Corporation* .........................         4,200            76,944
Equifax, Inc. ................................           400            10,400
H&R Block, Inc. ..............................           500            21,625
                                                                      --------
                                                                       164,553

-------------------------------------------------------------------------------
                                       72 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.5%
American Express Company .....................         3,800        $  158,878
Bear Stearns Companies, Inc. .................           600            43,452
Charles Schwab Corporation ...................         3,900            39,351
Citigroup, Inc. ..............................        14,900           637,720
Fannie Mae ...................................         2,900           195,576
Federated Investors, Inc. (Cl. B) ............           300             8,226
Franklin Resources, Inc. .....................           700            27,349
Freddie Mac ..................................         2,000           101,540
Goldman Sachs Group, Inc. ....................         1,600           134,000
JP Morgan Chase & Company ....................         5,800           198,244
Janus Capital Group, Inc. ....................           700            11,480
Lehman Brothers Holdings, Inc. ...............           700            46,536
Merrill Lynch & Company, Inc. ................         2,700           126,036
Moody's Corporation ..........................           400            21,084
Morgan Stanley ...............................         3,600           153,900
Principal Financial Group, Inc. ..............         1,600            51,600
SLM Corporation ..............................         1,200            47,004
State Street Corporation .....................         1,000            39,400
T. Rowe Price Group, Inc. ....................           400            15,100
                                                                    ----------
                                                                     2,056,476

DIVERSIFIED METALS & MINING - 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Cl. B) .           400             9,800
Phelps Dodge Corporation* ....................           300            11,502
                                                                    ----------
                                                                        21,302

DRUG RETAIL - 0.2%
Walgreen Company .............................         1,700            51,170

ELECTRIC UTILITIES - 2.4%
Allegheny Energy, Inc. .......................           400             3,380
Ameren Corporation ...........................           500            22,050
American Electric Power Company, Inc. ........         1,100            32,813
CMS Energy Corporation .......................         2,300            18,630
CenterPoint Energy, Inc. .....................           900             7,335
Cinergy Corporation ..........................           500            18,395
Consolidated Edison, Inc. ....................           600            25,968
Constellation Energy Group, Inc. .............           500            17,150
DTE Energy Company ...........................           500            19,320
Dominion Resources, Inc. .....................         1,200            77,124
Edison International* ........................           900            14,787
Entergy Corporation ..........................           600            31,668
Exelon Corporation ...........................         1,300            77,753
FPL Group, Inc. ..............................           500            33,425
FirstEnergy Corporation ......................           900            34,605
PG&E Corporation* ............................         1,200            25,380
PPL Corporation ..............................           500            21,500
Pinnacle West Capital Corporation ............           300            11,235
Progress Energy, Inc. ........................           700            30,730
Progress Energy, Inc. - CVO ..................           700                --
Public Service Enterprise Group, Inc. ........         1,100            46,475
Southern Company .............................         2,100            65,436
Teco Energy, Inc. ............................           500             5,995
Xcel Energy, Inc. ............................         1,200            18,048
                                                                    ----------
                                                                       659,202

ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
American Power Conversion Corporation* .......           600             9,354
Cooper Industries, Ltd. ......................           300            12,390
Emerson Electric Company .....................           200            10,220
Power-One, Inc.* .............................           200             1,430
Rockwell Automation, Inc. ....................           500            11,920
Thomas & Betts Corporation* ..................           200             2,890
                                                                    ----------
                                                                        48,204

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Agilent Technologies, Inc.* ..................         1,400            27,370
Jabil Circuit, Inc.* .........................         1,500            33,150
PerkinElmer, Inc. ............................           400             5,524
Sanmina-Sci Corporation* .....................         1,500             9,465
Solectron Corporation* .......................         2,400             8,976
Symbol Technologies, Inc. ....................           700             9,107
Tektronix, Inc.* .............................           300             6,480
Thermo Electron Corporation* .................           500            10,510
Waters Corporation* ..........................         1,100            32,043
                                                                    ----------
                                                                       142,625

EMPLOYMENT SERVICES - 0.1%
Monster Worldwide, Inc.* .....................           300             5,919
Robert Half International, Inc.* .............           500             9,470
                                                                    ----------
                                                                        15,389

ENVIRONMENTAL SERVICES - 0.0%
Allied Waste Industries, Inc.* ...............           600             6,030

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.1%
Monsanto Company .............................           800            17,312

FOOD DISTRIBUTORS - 0.2%
Supervalu, Inc. ..............................           400             8,528
Sysco Corporation ............................         1,900            57,076
                                                                    ----------
                                                                        65,604

FOOD RETAIL - 0.2%
Kroger Company* ..............................         2,200            36,696
Safeway, Inc.* ...............................         1,300            26,598
Winn-Dixie Stores, Inc. ......................           400             4,924
                                                                    ----------
                                                                        68,218

FOOTWEAR - 0.2%
Nike, Inc. (Cl. B) ...........................           800            42,792
Reebok International, Ltd.* ..................           200             6,726
                                                                    ----------
                                                                        49,518

FOREST PRODUCTS - 0.0%
Louisiana-Pacific Corporation* ...............           300             3,252

GAS UTILITIES - 0.2%
KeySpan Corporation ..........................           500            17,725
Kinder Morgan, Inc. ..........................           400            21,860
Nicor, Inc. ..................................           100             3,711
NiSource, Inc. ...............................           800            15,200
Peoples Energy Corporation ...................           100             4,289
                                                                    ----------
                                                                        62,785

-------------------------------------------------------------------------------
                                       73 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES - 3.2%
Big Lots, Inc.* ..............................           300        $    4,512
Costco Wholesale Corporation* ................         1,300            47,580
Dollar General Corporation ...................         1,000            18,260
Family Dollar Stores, Inc. ...................           500            19,075
Target Corporation ...........................         2,600            98,384
Wal-Mart Stores, Inc. ........................        12,800           686,976
                                                                    ----------
                                                                       874,787

GOLD - 0.1%
Newmont Mining Corporation ...................         1,200            38,952

HEALTH CARE DISTRIBUTORS & SERVICES - 0.7%
AmerisourceBergen Corporation ................           300            20,805
Cardinal Health, Inc. ........................         1,300            83,590
IMS Health, Inc. .............................           700            12,593
McKesson Corporation .........................           800            28,592
Quest Diagnostics, Inc.* .....................           300            19,140
Quintiles Transnational Corporation* .........         1,900            26,961
                                                                    ----------
                                                                       191,681

HEALTH CARE EQUIPMENT - 1.9%
Applera Corporation-Applied Biosystems Group .           600            11,418
Baxter International, Inc. ...................           200             5,200
Becton, Dickinson & Company ..................           700            27,195
Biomet, Inc. .................................           800            22,928
Boston Scientific Corporation* ...............         1,200            73,320
C.R. Bard, Inc. ..............................           100             7,131
Guidant Corporation ..........................           900            39,951
Medtronic, Inc. ..............................         3,500           167,895
St. Jude Medical, Inc.* ......................           900            51,750
Stryker Corporation ..........................           900            62,433
Zimmer Holdings, Inc.* .......................         1,000            45,050
                                                                    ----------
                                                                       514,271

HEALTH CARE FACILITIES - 0.3%
HCA, Inc. ....................................         1,500            48,060
Health Management Associates, Inc. ...........           700            12,915
Manor Care, Inc.* ............................           300             7,503
Tenet Healthcare Corporation* ................         1,400            16,310
                                                                    ----------
                                                                        84,788

HEALTH CARE SUPPLIES - 0.0%
Bausch & Lomb, Inc. ..........................           200             7,500
Millipore Corporation* .......................           100             4,437
                                                                    ----------
                                                                        11,937

HOME FURNISHINGS - 0.0%
Leggett & Platt, Inc. ........................           600            12,300

HOME IMPROVEMENT RETAIL - 1.2%
Home Depot, Inc. .............................         6,700           221,904
Lowe's Companies, Inc. .......................         2,300            98,785
Sherwin-Williams Company .....................           400            10,752
                                                                    ----------
                                                                       331,441

HOMEBUILDING - 0.2%
Centex Corporation ...........................           400            31,116
KB Home ......................................           100             6,198
Pulte Homes, Inc. ............................           500            30,830
                                                                    ----------
                                                                        68,144

HOTELS - 0.4%
Carnival Corporation .........................         1,800            58,518
Hilton Hotels Corporation ....................         1,100            14,069
Marriott International, Inc. .................           700            26,894
Starwood Hotels & Resorts Worldwide, Inc. ....           600            17,154
                                                                    ----------
                                                                       116,635

HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation ...................           200             8,690
Maytag Corporation ...........................           200             4,884
Snap-on, Inc. ................................           200             5,806
Stanley Works ................................           300             8,280
Whirlpool Corporation ........................           200            12,740
                                                                    ----------
                                                                        40,400

HOUSEHOLD PRODUCTS - 1.9%
Clorox Company ...............................           600            25,590
Colgate-Palmolive Company ....................         1,600            92,720
Kimberly-Clark Corporation ...................         1,500            78,210
Procter & Gamble Company .....................         3,700           329,966
                                                                    ----------
                                                                       526,486

HOUSEWARES & SPECIALTIES - 0.3%
American Greetings Corporation* ..............         1,400            27,496
Fortune Brands, Inc. .........................           400            20,880
Newell Rubbermaid, Inc. ......................           800            22,400
Tupperware Corporation .......................           200             2,872
                                                                    ----------
                                                                        73,648

INDUSTRIAL CONGLOMERATES - 4.1%
3M Company ...................................         1,100           141,878
General Electric Company(1) ..................        28,900           828,852
Textron, Inc. ................................           400            15,608
Tyco International, Ltd. .....................         6,900           130,962
                                                                    ----------
                                                                     1,117,300

INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc. ...............           700            29,120
Praxair, Inc. ................................           500            30,050
                                                                    ----------
                                                                        59,170

INDUSTRIAL MACHINERY - 0.6%
Crane Company ................................           200             4,526
Danaher Corporation ..........................           400            27,220
Dover Corporation ............................           600            17,976
Eaton Corporation ............................           200            15,722
Illinois Tool Works, Inc. ....................           900            59,265
Pall Corporation .............................         1,300            29,250
Parker-Hannifin Corporation ..................           300            12,597
                                                                    ----------
                                                                       166,556

-------------------------------------------------------------------------------
                                       74 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES         VALUE
------------------------------------------------------------------------------
INSURANCE BROKERS - 0.4%
AON Corporation ..............................           900        $   21,672
Marsh & McLennan Companies, Inc. .............         1,600            81,712
                                                                    ----------
                                                                       103,384

INTEGRATED OIL & GAS - 4.2%
ChevronTexaco Corporation ....................         3,400           245,480
ConocoPhillips ...............................         2,400           131,520
Exxon Mobil Corporation ......................        19,500           700,245
Marathon Oil Corporation .....................           900            23,715
Occidental Petroleum Corporation .............         1,100            36,905
                                                                    ----------
                                                                     1,137,865

INTEGRATED TELECOMMUNICATION SERVICES - 3.4%
AT&T Corporation .............................         2,200            42,350
Alltel Corporation ...........................         1,400            67,508
BellSouth Corporation ........................         6,200           165,106
CenturyTel, Inc. .............................           400            13,940
Citizens Communications Company* .............           800            10,312
Qwest Communications International, Inc.* ....         4,900            23,422
SBC Communications, Inc. .....................         9,600           245,280
Sprint Corporation (FON Group) ...............         2,600            37,440
Verizon Communications, Inc. .................         7,900           311,655
                                                                    ----------
                                                                       917,013

INTERNET RETAIL - 0.4%
eBay, Inc.* ..................................         1,100           114,598

INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.* ................................         2,400            78,624

IT CONSULTING & SERVICES - 0.3%
Computer Sciences Corporation* ...............         1,100            41,932
SunGard Data Systems, Inc.* ..................           800            20,728
Unisys Corporation* ..........................           900            11,052
                                                                    ----------
                                                                        73,712

LEISURE PRODUCTS - 0.1%
Brunswick Corporation ........................           300             7,506
Hasbro, Inc. .................................         1,700            29,733
                                                                    ----------
                                                                        37,239

LIFE & HEALTH INSURANCE - 0.7%
Aflac, Inc. ..................................         1,500            46,125
Jefferson-Pilot Corporation ..................           400            16,584
John Hancock Financial Services, Inc. ........           800            24,584
Lincoln National Corporation .................           500            17,815
MetLife, Inc. ................................           800            22,656
Prudential Financial, Inc. ...................         1,600            53,840
Torchmark Corporation ........................           300            11,175
UnumProvident Corporation ....................           800            10,728
                                                                    ----------
                                                                       203,507

MANAGED HEALTH CARE - 1.0%
Aetna, Inc. ..................................           800            48,160
Anthem, Inc.* ................................           400            30,860
Cigna Corporation ............................           400            18,776
Humana, Inc.* ................................           500             7,550
UnitedHealth Group, Inc. .....................         2,200           110,550
WellPoint Health Networks, Inc.* .............           700            59,010
                                                                    ----------
                                                                       274,906

METAL & GLASS CONTAINERS - 0.1%
Ball Corporation .............................           200             9,102
Pactiv Corporation* ..........................         1,600            31,536
                                                                    ----------
                                                                        40,638

MOTORCYCLE MANUFACTURERS - 0.1%
Harley-Davidson, Inc. ........................           900            35,874

MOVIES & ENTERTAINMENT - 1.9%
AOL Time Warner, Inc.* .......................        13,000           209,170
Viacom, Inc. (Cl. B)* ........................         5,100           222,666
Walt Disney Company ..........................         4,000            79,000
                                                                    ----------
                                                                       510,836

MULTI-LINE INSURANCE - 1.6%
American International Group, Inc. ...........         7,600           419,368
Loews Corporation ............................           500            23,645
                                                                    ----------
                                                                       443,013

MULTI-UTILITIES - 0.4%
AES Corporation* .............................         4,500            28,575
Calpine Corporation* .........................         1,100             7,260
Duke Energy Corporation ......................         2,600            51,870
Dynegy, Inc.* ................................         1,100             4,620
Mirant Corporation* ..........................         1,200             3,480
Williams Companies, Inc. .....................         1,500            11,850
                                                                    ----------
                                                                       107,655

NETWORKING EQUIPMENT - 1.4%
Avaya, Inc.* .................................         4,200            27,132
Cisco Systems, Inc.* .........................        20,600           341,754
                                                                    ----------
                                                                       368,886

OFFICE ELECTRONICS - 0.1%
Xerox Corporation* ...........................         2,100            22,239

OIL & GAS DRILLING - 0.3%
Nabors Industries, Ltd.* .....................           400            15,820
Noble Corporation* ...........................           400            13,720
Rowan Companies, Inc.* .......................           300             6,720
Transocean, Inc.* ............................         1,500            32,955
                                                                    ----------
                                                                        69,215

OIL & GAS EQUIPMENT & SERVICES - 0.4%
BJ Services Company* .........................           500            18,680
Schlumberger, Ltd. ...........................         1,700            80,869
                                                                    ----------
                                                                        99,549

-------------------------------------------------------------------------------
                                       75 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION - 0.7%
Anadarko Petroleum Corporation ...............           700        $   31,129
Apache Corporation ...........................           500            32,530
Burlington Resources, Inc. ...................           600            32,442
Devon Energy Corporation .....................           700            37,380
EOG Resources, Inc. ..........................           300            12,552
Kerr-McGee Corporation .......................           300            13,440
Unocal Corporation ...........................           800            22,952
                                                                    ----------
                                                                       182,425

OIL & GAS REFINING & MARKETING - 0.1%
Ashland, Inc. ................................           200             6,136
Sunoco, Inc. .................................           200             7,548
                                                                    ----------
                                                                        13,684

PACKAGED FOODS - 1.0%
ConAgra Foods, Inc. ..........................         1,600            37,760
General Mills, Inc. ..........................         1,100            52,151
H.J. Heinz Company ...........................         1,000            32,980
Hershey Foods Corporation ....................           400            27,864
Kellogg Company ..............................         1,200            41,244
Sara Lee Corporation .........................         2,300            43,263
Wm. Wrigley Jr. Company ......................           700            39,361
                                                                    ----------
                                                                       274,623

PAPER PACKAGING - 0.0%
Sealed Air Corporation* ......................           200             9,532

PAPER PRODUCTS - 0.3%
Boise Cascade Corporation ....................           200             4,780
Georgia-Pacific Corporation ..................           700            13,265
International Paper Company ..................         1,400            50,022
MeadWestvaco Corporation .....................           600            14,820
                                                                    ----------
                                                                        82,887

PERSONAL PRODUCTS - 0.4%
Alberto-Culver Company (Cl. B) ...............           200            10,220
Gillette Company .............................         3,000            95,580
                                                                    ----------
                                                                       105,800

PHARMACEUTICALS - 9.3%
Abbott Laboratories ..........................         4,500           196,920
Allergan, Inc. ...............................           400            30,840
Bristol-Myers Squibb Company .................         5,600           152,040
Eli Lilly & Company ..........................         3,300           227,601
Forest Laboratories, Inc.* ...................         1,400            76,650
Johnson & Johnson ............................         8,600           444,620
King Pharmaceuticals, Inc.* ..................           700            10,332
Merck & Company, Inc. ........................         6,500           393,575
Pfizer, Inc. .................................        23,100           788,865
Schering-Plough Corporation ..................         4,300            79,980
Watson Pharmaceuticals, Inc.* ................           300            12,111
Wyeth ........................................         2,700           122,985
                                                                    ----------
                                                                     2,536,519

PHOTOGRAPHIC PRODUCTS - 0.1%
Eastman Kodak Company ........................           800            21,880

PROPERTY & CASUALTY INSURANCE - 1.6%
Ace, Ltd. ....................................           800            27,432
Allstate Corporation .........................         2,600            92,690
Ambac Financial Group, Inc. ..................           300            19,875
Chubb Corporation ............................           500            30,000
Cincinnati Financial Corporation .............           500            18,545
MBIA, Inc. ...................................           400            19,500
MGIC Investment Corporation ..................           300            13,992
Progressive Corporation ......................           900            65,790
Safeco Corporation ...........................         1,000            35,280
St. Paul Companies, Inc. .....................           700            25,557
Travelers Property Casualty Corporation ......         2,900            45,733
XL Capital, Ltd. .............................           400            33,200
                                                                    ----------
                                                                       427,594

PUBLISHING & PRINTING - 0.6%
Gannett Company, Inc. ........................           800            61,448
Knight-Ridder, Inc. ..........................           200            13,786
McGraw-Hill Companies, Inc. ..................           600            37,200
Meredith Corporation .........................           100             4,400
Tribune Company ..............................           900            43,470
                                                                    ----------
                                                                       160,304

RAILROADS - 0.4%
Burlington Northern Santa Fe Corporation .....         1,100            31,284
CSX Corporation ..............................           600            18,054
Norfolk Southern Corporation .................         1,100            21,120
Union Pacific Corporation ....................           700            40,614
                                                                    ----------
                                                                       111,072

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Apartment Investment & Management Company ....           300            10,380
Equity Office Properties Trust ...............         1,200            32,412
Equity Residential ...........................           800            20,760
Plum Creek Timber Company, Inc. ..............           500            12,975
Simon Property Group, Inc. ...................           500            19,515
                                                                    ----------
                                                                        96,042

RESTAURANTS - 0.5%
Darden Restaurants, Inc. .....................         1,600            30,368
McDonald's Corporation .......................         1,900            41,914
Starbucks Corporation* .......................         1,100            26,972
Wendy's International, Inc. ..................           300             8,691
Yum! Brands, Inc.* ...........................           900            26,604
                                                                    ----------
                                                                       134,549

SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.* .....................         4,800            76,128
KLA-Tencor Corporation* ......................           600            27,894
Novellus Systems, Inc.* ......................           400            14,648
Teradyne, Inc.* ..............................           500             8,655
                                                                    ----------
                                                                       127,325

-------------------------------------------------------------------------------
                                       76 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                    PRINCIPAL
                                                    AMOUNT OR
                                                      NUMBER         MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES        VALUE
------------------------------------------------------------------------------
SEMICONDUCTORS - 2.7%
Advanced Micro Devices, Inc.* ................         1,000       $     6,410
Altera Corporation* ..........................         1,100            18,040
Analog Devices, Inc.* ........................         1,100            38,302
Applied Micro Circuits Corporation* ..........           900             5,445
Broadcom Corporation* ........................         1,600            39,856
Intel Corporation ............................        19,200           399,053
Linear Technology Corporation ................           900            28,989
LSI Logic Corporation* .......................         4,000            28,320
Micron Technology, Inc.* .....................         1,800            20,934
National Semiconductor Corporation* ..........           500             9,860
Nvidia Corporation* ..........................           500            11,505
PMC-Sierra, Inc.* ............................           500             5,865
QLogic Corporation* ..........................           300            14,499
Texas Instruments, Inc. ......................         5,000            88,000
Xilinx, Inc.* ................................         1,000            25,310
                                                                   -----------
                                                                       740,388

SOFT DRINKS - 1.8%
Coca-Cola Company ............................         6,300           292,383
Coca-Cola Enterprises, Inc. ..................         1,300            23,595
Pepsi Bottling Group, Inc. ...................           800            16,016
PepsiCo, Inc. ................................         3,800           169,100
                                                                   -----------
                                                                       501,094

SPECIALTY CHEMICALS - 0.2%
Ecolab, Inc. .................................           800            20,480
International Flavors & Fragrances, Inc. .....           300             9,579
Rohm & Haas Company ..........................           600            18,618
Sigma-Aldrich Corporation ....................           200            10,836
                                                                   -----------
                                                                        59,513

SPECIALTY STORES - 0.5%
AutoNation, Inc.* ............................           800            12,576
AutoZone, Inc.* ..............................           300            22,791
Bed Bath & Beyond, Inc.* .....................         1,400            54,334
Office Depot, Inc.* ..........................           900            13,059
Staples, Inc.* ...............................         1,400            25,690
Tiffany & Company ............................           400            13,072
Toys 'R' Us, Inc.* ...........................           600             7,272
                                                                   -----------
                                                                       148,794

STEEL - 0.0%
Nucor Corporation ............................           200             9,770
Worthington Industries, Inc. .................           200             2,680
                                                                   -----------
                                                                        12,450

SYSTEMS SOFTWARE - 4.2%
Adobe Systems, Inc. ..........................           700            22,449
BMC Software, Inc.* ..........................         1,900            31,027
Computer Associates International, Inc. ......         1,700            37,876
Microsoft Corporation(1) .....................        31,100           796,471
Novell, Inc.* ................................         1,100             3,388
Oracle Corporation* ..........................        15,300           183,906
Symantec Corporation* ........................           400            17,544
Veritas Software Corporation* ................         1,900            54,473
                                                                   -----------
                                                                     1,147,134

TELECOMMUNICATIONS EQUIPMENT - 0.9%
ADC Telecommunications, Inc.* ................         2,300             5,354
Andrew Corporation* ..........................           300             2,760
Ciena Corporation* ...........................         1,400             7,266
Comverse Technology, Inc.* ...................         1,900            28,557
Corning, Inc.* ...............................         3,500            25,865
JDS Uniphase Corporation* ....................         4,100            14,391
Lucent Technologies, Inc.* ...................        12,000            24,360
Motorola, Inc. ...............................         2,100            19,803
Qualcomm, Inc. ...............................         2,900           103,675
Scientific-Atlanta, Inc. .....................           400             9,536
Tellabs, Inc.* ...............................         1,200             7,884
                                                                   -----------
                                                                       249,451

TIRES & RUBBER - 0.0%
Cooper Tire & Rubber Company .................           200             3,518
Goodyear Tire & Rubber Company ...............           500             2,625
                                                                   -----------
                                                                         6,143

TOBACCO - 1.2%
Altria Group, Inc. ...........................         6,000           272,640
R.J. Reynolds Tobacco Holdings, Inc. .........           200             7,442
UST, Inc. ....................................         1,100            38,533
                                                                   -----------
                                                                       318,615

TRADING COMPANIES & DISTRIBUTORS - 0.1%
W.W. Grainger, Inc. ..........................           300            14,028

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
AT&T Wireless Services* ......................         7,900            64,859
Nextel Communications, Inc.* .................         3,500            63,280
Sprint Corporation (PCS Group)* ..............         2,900            16,675
                                                                   -----------
                                                                       144,814
                                                                   -----------
  Total common stocks - 95.5% ................                      26,104,221

U.S. GOVERNMENT SECURITIES - 0.3%
---------------------------------
U.S. Treasury Bill,
    1.13%, 07-24-03 ..........................       $50,000            49,975
    1.175%, 10-16-03 .........................       $40,000            39,894
                                                                   -----------
                                                                        89,869

-------------------------------------------------------------------------------
                                       77 See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

REPURCHASE                                         PRINCIPAL         MARKET
AGREEMENT - 4.2%                                     AMOUNT          VALUE
------------------------------------------------------------------------------
United Missouri Bank, 0.82%,
  07-01-03 (Collateralized by
  FHLMC, 07-09-03 with a value
  of $1,180,000) .............................    $1,156,000       $ 1,156,000
                                                                   -----------
  Total investments - 100.0% .................                      27,350,090
  Cash & other assets, less liabilities - 0.0%                           8,835
                                                                   -----------
  Total net assets - 100.0% ..................                     $27,358,925
                                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

CVO(Contingent Value Obligation)

(1)Security is segregated as collateral for futures, options or forward exchange contracts.

-------------------------------------------------------------------------------
                                       78 See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES S

                            SOCIAL AWARENESS SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES S (SOCIAL AWARENESS)

                                                      NUMBER          MARKET
COMMON STOCKS                                       OF SHARES         VALUE
------------------------------------------------------------------------------
ADVERTISING - 1.5%
Omnicom Group, Inc. ..........................        23,900        $1,713,630

AIR FREIGHT & COURIERS - 0.4%
FedEx Corporation ............................         8,000           496,240

APPLICATION SOFTWARE - 0.8%
Intuit, Inc.* ................................        19,900           886,147

BANKS - 6.7%
Bank of America Corporation ..................        36,800         2,908,304
Bank of New York Company, Inc. ...............        29,400           845,250
Fifth Third Bancorp ..........................        15,200           871,568
Wells Fargo & Company ........................        54,500         2,746,800
                                                                    ----------
                                                                     7,371,922

BIOTECHNOLOGY - 2.3%
Amgen, Inc.* .................................        37,600         2,518,448

BROADCASTING & CABLE TV - 2.1%
Comcast Corporation* .........................        76,607         2,311,999

COMPUTER HARDWARE - 1.9%
Dell Computer Corporation* ...................        67,300         2,150,908

CONSUMER FINANCE - 1.3%
MBNA Corporation .............................        66,950         1,395,238

DATA PROCESSING SERVICES - 1.1%
Paychex, Inc. ................................        42,650         1,250,071

DEPARTMENT STORES - 0.6%
Kohl's Corporation* ..........................        12,750           655,095

DIVERSIFIED FINANCIAL SERVICES - 6.8%
American Express Company .....................        43,200         1,806,192
Fannie Mae ...................................        23,500         1,584,840
Goldman Sachs Group, Inc. ....................        11,000           921,250
JP Morgan Chase & Company ....................        62,700         2,143,086
Merrill Lynch & Company, Inc. ................        22,400         1,045,632
                                                                    ----------
                                                                     7,501,000

DRUG RETAIL - 1.0%
CVS Corporation ..............................        32,800           919,384
Walgreen Company .............................         7,200           216,720
                                                                    ----------
                                                                     1,136,104

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
Molex, Inc. ..................................        66,500         1,794,835

FOOD RETAIL - 1.0%
Kroger Company* ..............................        69,000         1,150,920

GENERAL MERCHANDISE STORES - 3.2%
Target Corporation ...........................        93,000         3,519,120

HEALTH CARE DISTRIBUTORS & SERVICES - 1.7%
Cardinal Health, Inc. ........................        29,050         1,867,915

HEALTH CARE EQUIPMENT - 2.3%
Medtronic, Inc. ..............................        53,100         2,547,207

HOME IMPROVEMENT RETAIL - 3.8%
Home Depot, Inc. .............................        82,900         2,745,648
Lowe's Companies, Inc. .......................        33,500         1,438,825
                                                                    ----------
                                                                     4,184,473

HOUSEHOLD PRODUCTS - 5.7%
Colgate-Palmolive Company ....................        32,800         1,900,760
Kimberly-Clark Corporation ...................        23,200         1,209,648
Procter & Gamble Company .....................        36,400         3,246,152
                                                                    ----------
                                                                     6,356,560

INDUSTRIAL CONGLOMERATES - 1.4%
3M Company ...................................        11,900         1,534,862

INDUSTRIAL GASES - 1.3%
Praxair, Inc. ................................        23,100         1,388,310

INSURANCE BROKERS - 1.5%
Marsh & McLennan Companies, Inc. .............        33,200         1,695,524

INTEGRATED TELECOMMUNICATION SERVICES - 4.1%
SBC Communications, Inc. .....................       133,164         3,402,340
Verizon Communications, Inc. .................        28,900         1,140,105
                                                                    ----------
                                                                     4,542,445

LIFE & HEALTH INSURANCE - 0.8%
Aflac, Inc. ..................................        29,100           894,825

MOTORCYCLE MANUFACTURERS - 1.6%
Harley-Davidson, Inc. ........................        45,200         1,801,672

MOVIES & ENTERTAINMENT - 3.2%
AOL Time Warner, Inc.* .......................        81,000         1,303,290
Viacom, Inc. (Cl. B)* ........................        26,300         1,148,258
Walt Disney Company ..........................        53,300         1,052,675
                                                                    ----------
                                                                     3,504,223

MULTI-LINE INSURANCE - 4.1%
American International Group, Inc. ...........        82,699         4,563,331

NETWORKING EQUIPMENT - 3.2%
Cisco Systems, Inc.* .........................       215,000         3,566,850

OIL & GAS EQUIPMENT & SERVICES - 1.2%
BJ Services Company* .........................        34,600         1,292,656

OIL & GAS EXPLORATION & PRODUCTION - 1.2%
Devon Energy Corporation .....................        24,100         1,286,940

PACKAGED FOODS - 0.6%
General Mills, Inc. ..........................        14,400           682,704

PERSONAL PRODUCTS - 0.4%
Avon Products, Inc. ..........................         8,100           503,820

PHARMACEUTICALS - 7.8%
Forest Laboratories, Inc.* ...................        11,100           607,725
Johnson & Johnson ............................        73,564         3,803,259
Merck & Company, Inc. ........................        69,900         4,232,445
                                                                    ----------
                                                                     8,643,429

-------------------------------------------------------------------------------
                                       80  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES S (SOCIAL AWARENESS) (CONTINUED)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 1.5%
Chubb Corporation ............................        27,200      $  1,632,000

PUBLISHING & PRINTING - 0.8%
McGraw-Hill Companies, Inc. ..................        14,200           880,400

SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.* .....................        38,300           607,438

SEMICONDUCTORS - 3.1%
Analog Devices, Inc.* ........................        25,400           884,428
Intel Corporation ............................        90,200         1,874,717
Texas Instruments, Inc. ......................        36,400           640,640
                                                                  ------------
                                                                     3,399,785

SOFT DRINKS - 5.5%
Coca-Cola Company ............................        71,300         3,309,033
PepsiCo, Inc. ................................        62,500         2,781,250
                                                                  ------------
                                                                     6,090,283

SYSTEMS SOFTWARE - 5.8%
Microsoft Corporation ........................       251,100         6,430,672

TELECOMMUNICATIONS EQUIPMENT - 1.2%
ADC Telecommunications, Inc.* ................       300,000           698,400
Qualcomm, Inc. ...............................        16,900           604,175
                                                                  ------------
                                                                     1,302,575
                                                                  ------------
  Total common stocks - 96.7% ................                     107,052,576

U.S. GOVERNMENT & AGENCIES - 2.1%
---------------------------------
Federal National Mortgage
  Association, 1.00% - 07-02-03 ..............    $2,300,000         2,299,936

REPURCHASE AGREEMENT - 1.3%
---------------------------
United Missouri Bank, 0.82%, 07-01-03
  (Collateralized by FHLB, 07-09-03
  with a value of $1,498,000) ................    $1,458,000         1,458,000
                                                                  ------------
  Total investments - 100.1% .................                     110,810,512
  Liabilities, less cash & other
    assets - (0.1%) ..........................                        (126,818)
                                                                  ------------
  Total net assets - 100.0% ..................                    $110,683,694
                                                                  ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

-------------------------------------------------------------------------------
                                       81  See accompanying notes.

-------------------------------------------------------------------------------

                                    SERIES J

                             MID CAP GROWTH SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES J (MID CAP GROWTH)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
CONVERTIBLE BOND                                   OF SHARES         VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS - 1.3%
Hollis-Eden Pharmaceuticals,
 Inc., 7.50% - 2006 ..........................    $2,000,000       $ 4,361,438

COMMON STOCKS
-------------
AEROSPACE & DEFENSE - 1.2%
Aeroflex, Inc.* ..............................       418,000         3,235,320
Integrated Defense Technologies, Inc.* .......        54,000           837,540
                                                                   -----------
                                                                     4,072,860

APPLICATION SOFTWARE - 2.6%
Epiq Systems, Inc.* ..........................        14,500           248,965
Hyperion Solutions Corporation* ..............       130,000         4,388,800
InteliData Technologies Corporation* .........       800,000         2,448,000
Tibco Software, Inc.* ........................       385,900         1,964,231
                                                                   -----------
                                                                     9,049,996

BANKS - 2.8%
Boston Private Financial Holdings, Inc. ......       150,000         3,162,000
Northern Trust Corporation ...................       155,000         6,477,450
                                                                   -----------
                                                                     9,639,450

BIOTECHNOLOGY - 4.9%
Alexion Pharmaceuticals, Inc.* ...............       188,200         3,208,810
Cell Genesys, Inc.* ..........................       126,000         1,088,640
Enzon Pharmaceuticals, Inc.* .................       140,000         1,752,800
Exact Sciences Corporation* ..................        64,800           710,208
GenVec, Inc.* ................................       674,000         1,388,440
Novavax, Inc.* ...............................       305,300         1,700,521
SciClone Pharmaceuticals, Inc.* ..............       814,479         6,971,940
                                                                   -----------
                                                                    16,821,359

BROADCASTING & CABLE TV - 2.3%
Cinar Corporation (Cl. B)* ...................       995,400         2,737,350
Salem Communications Corporation* ............       260,700         5,216,868
                                                                   -----------
                                                                     7,954,218

CONSTRUCTION & ENGINEERING - 2.0%
Shaw Group, Inc.* ............................       571,300         6,884,165

DATA PROCESSING SERVICES - 0.2%
Euronet Worldwide, Inc.* .....................        52,200           564,282

DIVERSIFIED COMMERCIAL SERVICES - 0.5%
Navigant Consulting, Inc.* ...................       154,900         1,835,565

DIVERSIFIED FINANCIAL SERVICES - 1.2%
Waddell & Reed Financial, Inc. ...............       160,000         4,107,200

ELECTRIC UTILITIES - 1.9%
KFX, Inc.* ...................................     1,680,000         6,518,400

ELECTRICAL COMPONENTS & EQUIPMENT - 2.9%
Energy Conversion Devices, Inc.* .............       255,200         2,322,320
Power-One, Inc.* .............................     1,100,000         7,865,000
                                                                   -----------
                                                                    10,187,320

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
Identix, Inc.* ...............................       480,000         3,048,000
Maxwell Technologies, Inc.* ..................       619,100         3,566,016
                                                                   -----------
                                                                     6,614,016

HEALTH CARE DISTRIBUTORS & SERVICES - 3.5%
Hooper Holmes, Inc. ..........................     1,231,700         7,932,148
NDCHealth Corporation ........................       234,900         4,310,415
                                                                   -----------
                                                                    12,242,563

HEALTH CARE EQUIPMENT - 1.1%
Bioject Medical Technologies, Inc.* ..........       116,300           465,200
Closure Medical Corporation* .................       168,000         3,171,840
                                                                   -----------
                                                                     3,637,040

HEALTH CARE FACILITIES - 3.4%
AmSurg Corporation* ..........................       138,100         4,212,050
LifePoint Hospitals, Inc.* ...................       102,000         2,135,880
United Surgical Partners
  International, Inc.* .......................       120,000         2,710,800
U.S. Physical Therapy, Inc.* .................       225,300         2,827,515
                                                                   -----------
                                                                    11,886,245

HEALTH CARE SUPPLIES - 0.8%
Orthovita, Inc.*(2) ..........................       875,000         2,712,500

INDUSTRIAL MACHINERY - 2.8%
Flowserve Corporation* .......................       325,000         6,392,750
Quixote Corporation ..........................        82,000         2,093,460
Tennant Company ..............................        35,500         1,304,625
                                                                   -----------
                                                                     9,790,835

INSURANCE BROKERS - 1.9%
Arthur J. Gallagher & Company ................       240,000         6,528,000

INTEGRATED TELECOMMUNICATION SERVICE - 1.6%
Intrado, Inc.* ...............................       340,000         5,368,600

INTERNET SOFTWARE & SERVICES - 2.7%
At Road, Inc.* ...............................       850,000         9,282,000

IT CONSULTING & SERVICES - 7.5%
Acxiom Corporation*(1) .......................       936,600        14,133,294
Computer Sciences Corporation* ...............       157,800         6,015,336
Keane, Inc.*(1) ..............................       430,400         5,866,352
                                                                   -----------
                                                                    26,014,982

LEISURE PRODUCTS - 0.9%
Mattel, Inc. .................................       170,000         3,216,400

MOVIES & ENTERTAINMENT - 0.4%
Lions Gate Entertainment Corporation* ........       691,700         1,314,230

-------------------------------------------------------------------------------
                                       83  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES J (MID CAP GROWTH) (CONTINUED)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
MULTI-UTILITIES - 0.6%
Williams Companies, Inc. .....................       270,000      $  2,133,000

NETWORKING EQUIPMENT - 4.2%
Adaptec, Inc.* ...............................     1,020,000         7,935,600
Extreme Networks, Inc.* ......................       550,000         2,915,000
Finisar Corporation* .........................     2,400,000         3,720,000
                                                                  ------------
                                                                    14,570,600

OIL & GAS DRILLING - 2.4%
Ensco International, Inc. ....................       192,000         5,164,800
Rowan Companies, Inc.* .......................       140,000         3,136,000
                                                                  ------------
                                                                     8,300,800

OIL & GAS EQUIPMENT & SERVICES - 3.6%
Cooper Cameron Corporation* ..................       103,000         5,189,140
Grant Prideco, Inc.* .........................       375,000         4,406,250
Tidewater, Inc. ..............................       102,000         2,995,740
                                                                  ------------
                                                                    12,591,130

OIL & GAS EXPLORATION & PRODUCTION - 3.8%
Devon Energy Corporation .....................        53,820         2,873,988
Evergreen Resources, Inc.* ...................       190,500        10,346,055
Syntroleum Corporation* ......................        25,050            66,633
                                                                  ------------
                                                                    13,286,676

OIL & GAS REFINING & MARKETING - 1.0%
Western Gas Resources, Inc. ..................        90,000         3,564,000

PACKAGED FOODS - 0.3%
Monterey Pasta Company* ......................       231,000         1,143,450

PHARMACEUTICALS - 7.6%
Esperion Therapeutics, Inc.* .................       484,000         9,481,560
Guilford Pharmaceuticals, Inc.* ..............       409,000         1,856,860
Hollis-Eden Pharmaceuticals, Inc.* ...........       261,192         3,298,855
Ligand Pharmaceuticals, Inc. (Cl. B)* ........       863,500        11,734,965
                                                                  ------------
                                                                    26,372,240

PUBLISHING & PRINTING - 2.6%
E.W. Scripps Company .........................       100,000         8,872,000

RESTAURANTS - 0.6%
Rare Hospitality International, Inc.* ........        67,000         2,189,560

SEMICONDUCTORS - 5.6%
Applied Micro Circuits Corporation* ..........       158,700           960,135
Hi/fn, Inc.* .................................       310,000         2,762,100
Ixys Corporation* ............................       596,400         4,753,308
LSI Logic Corporation* .......................       630,000         4,460,400
Microsemi Corporation* .......................       124,750         1,996,000
Monolithic System Technology, Inc.* ..........       350,400         3,174,624
Xicor, Inc.* .................................       227,450         1,426,112
                                                                  ------------
                                                                    19,532,679

SPECIALTY CHEMICALS - 0.5%
Rentech, Inc.* ...............................     2,601,000         1,586,610

SPECIALTY STORES - 2.5%
Cost Plus, Inc.* .............................       145,250         5,179,615
Hibbett Sporting Goods, Inc.* ................       110,000         3,623,400
                                                                  ------------
                                                                     8,803,015

SYSTEMS SOFTWARE - 1.0%
Precis, Inc.* ................................       195,000           897,000
Symantec Corporation* ........................        50,000         2,193,000
Wind River Systems, Inc.* ....................        96,100           366,141
                                                                  ------------
                                                                     3,456,141

TELECOMMUNICATIONS EQUIPMENT - 7.1%
ADC Telecommunications, Inc.* ................     2,300,000         5,354,400
Arris Group, Inc.* ...........................     1,000,000         4,960,000
Ciena Corporation* ...........................       635,000         3,295,650
EFJ, Inc.* ...................................       546,099           873,758
Harris Corporation ...........................       125,000         3,756,250
Sonus Networks, Inc.* ........................       700,000         3,521,000
Symmetricom, Inc.* ...........................       104,400           459,360
Terayon Communication Systems, Inc.* .........       901,000         2,459,730
                                                                  ------------
                                                                    24,680,148

TRADING COMPANIES & DISTRIBUTORS - 1.5%
MSC Industrial Direct Company, Inc.* .........       280,000         5,012,000

UNIT INVESTMENT TRUST - 1.6%
S&P MidCap 400/BARRA Growth
  Index Fund (Cl. I) .........................        54,000         5,521,500
                                                                  ------------
  Total common stocks - 97.5% ................                     337,857,775

WARRANTS
--------
Bioject Medical Technology ...................        16,875            19,219
Hollis Eden Pharmaceuticals ..................        18,126           117,487
InteliData Technologies ......................       400,000           285,884
KFX, Inc. ....................................       336,000           658,921
Orthovita, Inc. ..............................       175,000           350,120
                                                                  ------------
  Total warrants - 0.4% ......................                       1,431,631

U.S. GOVERNMENT & AGENCIES - 0.5%
---------------------------------
Federal National Mortgage Association,
  0.92%, 07-11-03 ............................    $1,700,000         1,699,570

-------------------------------------------------------------------------------
                                       84  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES J (MID CAP GROWTH) (CONTINUED)

REPURCHASE                                         PRINCIPAL         MARKET
AGREEMENT - 0.5%                                     AMOUNT          VALUE
------------------------------------------------------------------------------
United Missouri Bank, 0.82%,
  07-01-03 (Collateralized by
  FHLMC, 07-09-03 with a value
  of $1,778,000) .............................     $1,742,000     $  1,742,000
                                                                  ------------
  Total investments - 100.2% .................                     347,092,414
  Liabilities, less cash & other
    assets - (0.2%) ..........................                        (631,917)
                                                                  ------------
  Total net assets - 100.0% ..................                    $346,460,497
                                                                  ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

(1)Security is segregated as collateral for futures, options or forward exchange contracts.

(2)PIPE-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

-------------------------------------------------------------------------------
                                       85  See accompanying notes.

-------------------------------------------------------------------------------

                                    SERIES G

                            LARGE CAP GROWTH SERIES

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES G (LARGE CAP GROWTH)

                                                     NUMBER           MARKET
COMMON STOCKS                                      OF SHARES          VALUE
------------------------------------------------------------------------------
ADVERTISING - 1.4%
Omnicom Group, Inc. ..........................         7,500        $  537,750

AEROSPACE & DEFENSE - 3.4%
General Dynamics Corporation .................         5,300           384,250
United Technologies Corporation ..............        12,700           899,541
                                                                    ----------
                                                                     1,283,791

APPLICATION SOFTWARE - 1.1%
Intuit, Inc.* ................................         9,000           400,770

BANKS - 1.2%
Bank of New York Company, Inc. ...............         5,100           146,625
Wells Fargo & Company ........................         6,200           312,480
                                                                    ----------
                                                                       459,105

BIOTECHNOLOGY - 2.8%
Amgen, Inc.* .................................        15,800         1,058,284

BREWERS - 1.3%
Anheuser-Busch Companies, Inc. ...............         9,500           484,975

BROADCASTING & CABLE TV - 1.0%
Comcast Corporation* .........................        12,600           380,268

COMPUTER HARDWARE - 2.8%
Dell Computer Corporation* ...................        17,900           572,084
International Business Machines Corporation ..         5,900           486,750
                                                                    ----------
                                                                     1,058,834

CONSUMER FINANCE - 0.7%
MBNA Corporation .............................        12,000           250,080

DATA PROCESSING SERVICES - 2.5%
Concord EFS, Inc.* ...........................        18,200           267,904
First Data Corporation .......................        15,900           658,896
                                                                    ----------
                                                                       926,800

DEPARTMENT STORES - 0.7%
Kohl's Corporation* ..........................         5,100           262,038

DIVERSIFIED FINANCIAL SERVICES - 3.9%
Citigroup, Inc. ..............................        13,800           590,640
Fannie Mae ...................................         6,300           424,872
Goldman Sachs Group, Inc. ....................         5,200           435,500
                                                                    ----------
                                                                     1,451,012

DRUG RETAIL - 0.3%
Walgreen Company .............................         3,600           108,360

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Molex, Inc. ..................................        19,600           529,004

GENERAL MERCHANDISE STORES - 5.8%
Target Corporation ...........................        31,800         1,203,312
Wal-Mart Stores, Inc. ........................        18,300           982,161
                                                                    ----------
                                                                     2,185,473

HEALTH CARE DISTRIBUTORS & SERVICES - 2.8%
Cardinal Health, Inc. ........................        16,400         1,054,520

HEALTH CARE EQUIPMENT - 2.0%
Medtronic, Inc. ..............................        15,500           743,535

HOME IMPROVEMENT RETAIL - 3.8%
Home Depot, Inc. .............................        32,800         1,086,336
Lowe's Companies, Inc. .......................         7,400           317,830
                                                                    ----------
                                                                     1,404,166

HOTELS - 1.3%
Carnival Corporation .........................        14,500           471,395

HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Company ....................         4,800           278,160
Kimberly-Clark Corporation ...................         5,100           265,914
Procter & Gamble Company .....................         3,200           285,376
                                                                    ----------
                                                                       829,450

INDUSTRIAL CONGLOMERATES - 7.7%
3M Company ...................................         3,000           386,940
General Electric Company .....................        86,500         2,480,820
                                                                    ----------
                                                                     2,867,760

INSURANCE BROKERS - 1.7%
Marsh & McLennan Companies, Inc ..............        12,300           628,161

LIFE & HEALTH INSURANCE - 0.9%
Aflac, Inc. ..................................        10,800           332,100

MOTORCYCLE MANUFACTURERS - 1.9%
Harley-Davidson, Inc. ........................        17,500           697,550

MOVIES & ENTERTAINMENT - 1.7%
AOL Time Warner, Inc.* .......................        12,900           207,561
Viacom, Inc. (Cl. B)* ........................        10,100           440,966
                                                                    ----------
                                                                       648,527

MULTI-LINE INSURANCE - 2.6%
American International Group, Inc ............        17,300           954,614

NETWORKING EQUIPMENT - 3.4%
Cicso Systems, Inc.* .........................        77,500         1,285,725

OIL & GAS EQUIPMENT & SERVICES - 0.7%
BJ Services Company* .........................         7,100           265,256

OIL & GAS EXPLORATION & PRODUCTION - 1.2%
Devon Energy Corporation .....................         8,700           464,580

PERSONAL PRODUCTS - 0.9%
Avon Products, Inc. ..........................         5,500           342,100

PHARMACEUTICALS - 18.9%
Abbott Laboratories ..........................        15,800           691,408
Eli Lilly & Company ..........................         6,100           420,717
Forest Laboratories, Inc.* ...................         3,700           202,575
Johnson & Johnson ............................        24,544         1,268,925
Merck & Company, Inc. ........................        15,100           914,305
Pfizer, Inc. .................................        87,730         2,995,979
Wyeth ........................................        12,900           587,595
                                                                    ----------
                                                                     7,081,504

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.* .....................         7,200           114,192

-------------------------------------------------------------------------------
                                       87  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES G (LARGE CAP GROWTH) (CONTINUED)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES         VALUE
------------------------------------------------------------------------------
SEMICONDUCTORS - 3.0%
Analog Devices, Inc.* ........................         9,100       $   316,862
Intel Corporation ............................        28,900           600,658
Texas Instruments, Inc. ......................        11,400           200,640
                                                                   -----------
                                                                     1,118,160

SOFT DRINKS - 4.5%
Coca-Cola Company ............................        14,200           659,022
PepsiCo, Inc. ................................        22,700         1,010,150
                                                                   -----------
                                                                     1,669,172

SYSTEMS SOFTWARE - 6.0%
Microsoft Corporation ........................        79,000         2,023,190
Oracle Corporation* ..........................        18,400           221,168
                                                                   -----------
                                                                     2,244,358

TELECOMMUNICATIONS EQUIPMENT - 1.1%
ADC Telecommunications, Inc.* ................       103,500           240,948
Qualcomm, Inc. ...............................         4,700           168,025
                                                                   -----------
                                                                       408,973
                                                                   -----------
  Total common stocks - 98.9% ................                      37,002,342

MONEY MARKET MUTUAL FUND - 2.8%
-------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(1) .................     1,042,650         1,042,650

REPURCHASE AGREEMENT - 0.6%
---------------------------
State Street, 0.25%, 07-01-03
  (Collateralized by FFCB, 2.375%,
  10-01-04 with a value of
  $224,567) ..................................    $  216,915           216,915
                                                                   -----------
  Total investments - 102.3%                                        38,261,907
  Liabilities, less cash & other
    assets - (2.3%) ..........................                        (839,179)
                                                                   -----------
  Total net assets - 100.0% ..................                     $37,422,728
                                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

(1)Securities purchased with cash proceeds from securities loans.

-------------------------------------------------------------------------------
                                       88  See accompanying notes.

-------------------------------------------------------------------------------

                                    SERIES T

                               TECHNOLOGY SERIES

                 [LOGO OF WELLINGTON MANAGEMENT (R)] WELLINGTON
                                                     MANAGEMENT

                                   SUBADVISOR,
                             WELLINGTON MANAGEMENT

-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES T (TECHNOLOGY)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
COMMON STOCKS                                      OF SHARES         VALUE
------------------------------------------------------------------------------
APPLICATION SOFTWARE - 1.0%
Cognos, Inc.* ................................         9,300       $   251,100

COMPUTER HARDWARE - 12.9%
Dell Computer Corporation* ...................        38,200         1,220,872
Hewlett-Packard Company ......................        31,588           672,824
International Business Machines Corporation ..        15,900         1,311,750
                                                                   -----------
                                                                     3,205,446

COMPUTER STORAGE & PERIPHERALS - 3.9%
Maxtor Corporation* ..........................       101,352           761,154
Network Appliance, Inc.* .....................        12,500           202,625
                                                                   -----------
                                                                       963,779

DATA PROCESSING SERVICES - 12.4%
Alliance Data Systems Corporation* ...........         6,300           147,420
Bisys Group, Inc.* ...........................        19,600           360,052
CheckFree Corporation* .......................        14,300           398,112
Concord EFS, Inc.* ...........................        21,100           310,592
First Data Corporation .......................        34,800         1,442,112
Sabre Holdings Corporation ...................        17,850           440,003
                                                                   -----------
                                                                     3,098,291

DIVERSIFIED COMMERCIAL SERVICES - 3.9%
Cendant Corporation* .........................        53,100           972,792

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
Ingram Micro, Inc.* ..........................        29,900           328,900

INTERNET SOFTWARE & SERVICES - 3.9%
VeriSign, Inc.* ..............................        40,600           561,498
Yahoo!, Inc.* ................................        12,400           406,224
                                                                   -----------
                                                                       967,722

IT CONSULTING & SERVICES - 3.1%
Accenture, Ltd.* .............................        17,500           316,575
Computer Sciences Corporation* ...............        11,600           442,192
                                                                   -----------
                                                                       758,767

MOVIES & ENTERTAINMENT - 3.0%
AOL Time Warner, Inc.* .......................        47,000           756,230

NETWORKING EQUIPMENT - 8.2%
Cisco Systems, Inc.* .........................       123,100         2,042,229

SEMICONDUCTOR EQUIPMENT - 3.8%
Applied Materials, Inc.* .....................        13,600           215,696
ASML Holding, N.V.* ..........................        25,231           241,208
Kla-Tencor Corporation* ......................         5,100           237,099
Novellus Systems, Inc.* ......................         7,000           256,347
                                                                   -----------
                                                                       950,350

SEMICONDUCTORS - 14.8%
Analog Devices, Inc.* ........................        25,100           873,982
Fairchild Semiconductor International, Inc.* .        41,500           530,785
Intel Corporation ............................        18,700           388,661
Intersil Corporation* ........................        21,500           572,115
Marvell Technology Group, Ltd.* ..............        15,400           529,298
RF Micro Devices, Inc.* ......................        19,900           119,798

SEMICONDUCTORS (CONTINUED)
Taiwan Semiconductor Manufacturing
  Company, Ltd. ADR* .........................        24,600           247,968
Texas Instruments, Inc. ......................        24,600           432,960
                                                                   -----------
                                                                     3,695,567

SYSTEMS SOFTWARE - 10.0%
Adobe Systems, Inc. ..........................         4,200           134,694
Microsoft Corporation ........................        79,000         2,023,190
Red Hat, Inc.* ...............................        42,400           320,968
                                                                   -----------
                                                                     2,478,852

TELECOMMUNICATIONS EQUIPMENT - 6.0%
Lucent Technologies, Inc.* ...................        97,900           198,737
Polycom, Inc.* ...............................        18,700           259,182
Qualcomm, Inc. ...............................        14,500           518,375
UTStarcom, Inc.* .............................        14,500           515,765
                                                                   -----------
                                                                     1,492,059
                                                                   -----------
  Total common stocks - 88.2% ................                      21,962,084

FOREIGN STOCKS
--------------
FINLAND - 3.3%
Nokia Oyj ADR ................................        50,800           834,644

FRANCE - 0.9%
Alcatel S.A. ADR* ............................        24,400           218,380

JAPAN - 3.0%
Sony Corporation .............................        17,300           486,979
Tokyo Electron, Ltd. .........................         5,300           251,151
                                                                   -----------
                                                                       738,130

KOREA - 1.9%
Samsung Electronics
  Company, Ltd. GDR ..........................         3,200           475,513
                                                                   -----------
  Total foreign stocks - 9.1% ................                       2,266,667

MONEY MARKET MUTUAL FUND - 5.9%
-------------------------------

State Street Navigator Securities
  Lending Prime Portfolio(1) .................     1,466,300         1,466,300

REPURCHASE AGREEMENT - 3.7%
---------------------------

State Street, 0.25%, 07-01-03
  (Collateralized by FNMA, 1.875%,
  12-15-04 with a value of
  $934,250) ..................................    $  915,681           915,681
                                                                   -----------
  Total investments - 106.9%                                        26,610,732
  Liabilities, less cash & other
    assets - (6.9%) ..........................                      (1,721,552)
                                                                   -----------
  Total net assets - 100.0% ..................                     $24,889,180
                                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

GDR (Global Depositary Receipt)

(1)Securities purchased with cash proceeds from securities loans.

-------------------------------------------------------------------------------
                                       90  See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES I

                              INTERNATIONAL SERIES

                 [LOGO OF FRANKLIN(R) TEMPLETON(R) INVESTMENTS]
                      FRANKLIN(R) TEMPLETON(R) INVESTMENTS

                                   SUBADVISOR,
                         FRANKLIN TEMPLETON INVESTMENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES I (INTERNATIONAL)

                                                     NUMBER                  MARKET
FOREIGN STOCKS                                     OF SHARES                 VALUE
--------------------------------------------------------------------------------------
AUSTRALIA - 3.8%
Alumina, Ltd. ................................         48,735               $  133,024
APN News & Media, Ltd. .......................         27,090                   63,588
Australia & New Zealand
  Banking Group, Ltd. ........................         19,340                  241,379
BHP Billiton, Ltd. ...........................         10,380                   60,146
Iluka Resources, Ltd. ........................         33,110                   89,931
Mayne Group, Ltd. ............................         49,995                   91,870
                                                                            ----------
                                                                               679,938
BERMUDA - 2.5%
Ace, Ltd. ....................................          7,405                  253,917
XL Capital, Ltd. .............................          2,380                  197,540
                                                                            ----------
                                                                               451,457
CANADA - 4.0%
Alcan, Inc. ..................................          3,920                  121,199
BCE, Inc. ....................................         11,760                  268,825
Celestica, Inc.* .............................          8,570                  133,209
Husky Energy, Inc. ...........................         14,100                  181,601
                                                                            ----------
                                                                               704,834
FINLAND - 2.3%
M-real Oyj (Cl. B) ...........................         13,790                  108,158
Stora Enso Oyj ...............................         21,340                  238,441
UPM-Kymmene Oyj ..............................          4,660                   68,015
                                                                            ----------
                                                                               414,614
FRANCE - 8.2%
Aventis S.A. .................................          4,939                  271,731
Axa ..........................................         13,745                  213,243
Compagnie Generale des
 Establissments Michelin .....................          6,220                  242,853
Pechiney S.A. ................................          5,015                  180,025
Suez S.A. ....................................         10,254                  163,204
Total S.A. ...................................          1,783                  269,452
Valeo S.A. ...................................          3,040                  105,428
                                                                            ----------
                                                                             1,445,936
GERMANY - 8.7%
BASF AG ......................................          5,540                  236,661
Bayer AG .....................................          7,089                  164,278
Celesio AG ...................................          3,760                  147,755
Deutsche Post AG .............................         19,070                  280,089
E.on AG ......................................          7,010                  360,396
Muenchener Rueckversicherungs-
  Gesellschaft AG ............................            739                   75,341
Volkswagen AG ................................          6,510                  275,183
                                                                            ----------
                                                                             1,539,703
HONG KONG - 3.9%
Cheung Kong Holdings, Ltd. ...................         25,581                  153,850
HSBC Holdings plc ............................         21,810                  258,706
Hutchison Whampoa, Ltd. ......................         32,918                  200,510
Swire Pacific, Ltd. ..........................         18,893                   82,616
                                                                            ----------
                                                                               695,682
INDIA - 0.0%
Satyam Computer Services, Ltd. ...............            600                    5,958

ISRAEL - 2.3%
Check Point Software Technologies, Ltd.* .....         10,015                  195,793
Teva Pharmaceutical Industries, Ltd. ADR .....          3,550                  202,102
                                                                            ----------
                                                                               397,895
ITALY - 4.7%
Banca Nazionale del Lavoro SpA ...............         59,860                  100,361
Eni SpA ......................................         23,666                  357,919
Riunione Adriatica di Sicurta SpA ............         12,316                  186,830
Sanpaolo IMI SpA** ...........................         19,345                  179,718
                                                                            ----------
                                                                               824,828
JAPAN - 8.0%
East Japan Railway Company ...................             50                  222,361
Hitachi, Ltd. ................................         35,250                  149,425
Komatsu, Ltd. ................................         23,250                   89,069
NEC Corporation ..............................         28,250                  141,162
Nippon Express Company, Ltd. .................         30,333                  117,720
Nippon Telegraph & Telephone Corporation .....             52                  203,973
Nomura Holdings, Inc. ........................         12,000                  152,305
Ono Pharmaceutical Company, Ltd. .............          5,571                  172,593
Sony Corporation .............................          6,100                  171,709
                                                                            ----------
                                                                             1,420,317
KOREA - 5.0%
Kookmin Bank .................................          3,794                  114,344
Korea Electric Power Corporation ADR .........         13,695                  122,022
KT Corporation ADR ...........................         10,265                  202,323
Posco ........................................            910                   94,466
Samsung Electronics Company, Ltd. ............          1,170                  347,719
                                                                            ----------
                                                                               880,874
MEXICO - 1.6%
Cemex S.A. de C.V. ADR .......................              1                       22
Telefonos de Mexico S.A. de C.V. ADR .........          9,210                  289,378
                                                                            ----------
                                                                               289,400
NETHERLANDS - 7.1%
Akzo Nobel N.V. ..............................          5,100                  135,170
IHC Caland N.V. ..............................          1,665                   85,008
ING Groep N.V. ...............................         14,540                  252,626
Koninklijke (Royal) Philips Electronics N.V. .         15,195                  288,958
Unilever N.V. ................................          5,610                  300,982
Wolters Kluwer N.V............................         16,405                  197,806
                                                                            ----------
                                                                             1,260,550
NEW ZEALAND - 1.6%
Telecom Corporation of New Zealand, Ltd. .....         94,645                  290,348

--------------------------------------------------------------------------------
                                       92  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES I (INTERNATIONAL) (CONTINUED)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER                  MARKET
FOREIGN STOCKS (CONTINUED)                         OF SHARES                 VALUE
--------------------------------------------------------------------------------------
NORWAY - 0.9%
Norsk Hydro ASA ..............................          3,340              $   164,261

SINGAPORE - 0.9%
DBS Group Holdings, Ltd. .....................         25,885                  151,400

SPAIN - 7.1%
Banco Popular Espanol S.A. ...................          3,105                  156,888
Endesa S.A. ..................................         14,755                  247,042
Iberdrola S.A. ...............................         13,280                  229,971
Repsol YPF, S.A. ADR .........................         15,435                  249,584
Telefonica S.A.* .............................         32,180                  373,604
                                                                           -----------
                                                                             1,257,089
SWEDEN - 4.3%
Atlas Copco AB ...............................          7,390                  186,943
Holmen AB (Cl. B) ............................          5,300                  144,667
Nordea AB ....................................         37,020                  178,975
Volvo AB (Cl. B) .............................         11,340                  249,326
                                                                           -----------
                                                                               759,911
SWITZERLAND - 5.3%
Clariant AG* .................................          5,700                   52,180
Nestle S.A. ..................................          2,023                  417,429
Swiss Re .....................................          4,096                  226,942
Syngenta AG ..................................          1,485                   74,439
UBS AG .......................................          2,850                  158,538
                                                                           -----------
                                                                               929,528
UNITED KINGDOM - 13.6%
Amersham plc .................................         22,330                  167,566
BAE Systems plc ..............................         98,425                  231,849
BHP Billiton plc .............................         22,053                  115,905
British Airways plc ..........................         47,790                  120,460
Cable & Wireless plc .........................         83,920                  156,138
Chubb plc ....................................         85,765                  107,205
Imperial Chemical Industries plc .............         40,645                   82,497
Invensys plc .................................        113,425                   38,369
Kidde plc ....................................        114,090                  159,084
Lloyds TSB Group plc .........................         26,965                  191,556
Marks & Spencer Group plc ....................         46,590                  242,558
Shell Transport & Trading Company plc ........         39,974                  264,182
Shire Pharmaceuticals Group plc* .............         20,580                  135,925
Smiths Group plc .............................         16,170                  187,581
WPP Group plc ................................         25,200                  198,355
                                                                           -----------
                                                                             2,399,230
                                                                           -----------
     Total foreign stocks - 95.8% ...........................               16,963,753

MONEY MARKET MUTUAL FUND - 16.3%
--------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(1) .................      2,894,595                2,894,595

U.S. GOVERNMENT AGENCIES - 4.0%
-------------------------------
Federal National Mortgage Association,
  0.95%, 07-01-03 ............................     $  714,000                  714,000
                                                                           -----------
  Total investments - 116.1% .................                              20,572,348
  Liabilities, less cash & other
    assets - (16.1%) .........................                              (2,855,146)
                                                                           -----------
  Total net assets - 100.0% ..................                             $17,717,202
                                                                           ===========
INVESTMENT CONCENTRATION
At June 30, 2003, Series I investment concentration, by industry, was as follows:
  Advertising ................................                                     1.1%
  Aerospace/Defense ..........................                                     1.3%
  Airlines ...................................                                     0.7%
  Automobiles ................................                                     3.0%
  Auto Parts & Supplies ......................                                     0.6%
  Banks & Credit .............................                                     9.8%
  Chemicals ..................................                                     5.1%
  Computer Software ..........................                                     1.1%
  Electric Utilities .........................                                     3.4%
  Electronics ................................                                     7.6%
  Financial Services .........................                                     3.8%
  Food Processing ............................                                     4.0%
  Health Care ................................                                     0.9%
  Insurance ..................................                                     6.1%
  Machinery ..................................                                     0.5%
  Manufacturing ..............................                                     5.3%
  Medical ....................................                                     0.5%
  Metals & Minerals ..........................                                     3.9%
  Miscellaneous ..............................                                     0.5%
  Oil ........................................                                     7.5%
  Paper & Forest Products ....................                                     3.2%
  Pharmaceuticals ............................                                     5.2%
  Publishing .................................                                     1.5%
  Real Estate Development ....................                                     0.9%
  Retail .....................................                                     1.4%
  Services ...................................                                     3.0%
  Steel ......................................                                     0.5%
  Telecommunications .........................                                    10.1%
  Tire & Rubber ..............................                                     1.4%
  Transportation .............................                                     1.9%
  U.S. Government & Agencies .................                                     4.0%
  Money Market Mutual Fund ...................                                    16.3%
  Liabilities, less cash &other assets .......                                   (16.1%)
                                                                               -------
                                                                                 100.0%
                                                                               =======

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes

*Non-income producing security

**Passive foreign investment company

ADR (American Depositary Receipt)

(1)Securities purchased with cash proceeds from securities loans.
--------------------------------------------------------------------------------
                                       93  See accompanying notes.

--------------------------------------------------------------------------------

                                    SERIES X

                              SMALL CAP GROWTH SERIES

                     [LOGO OF RS|INVESTMENTS] RS|INVESTMENTS

                                 SUBADVISOR,
                             RS INVESTMENTS, INC.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

SERIES X (SMALL CAP GROWTH)

                                                     NUMBER                  MARKET
COMMON STOCKS                                      OF SHARES                 VALUE
--------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS - 1.6%
Forward Air Corporation* .....................         21,900             $    555,603
UTI Worldwide, Inc. ..........................         11,050                  344,650
                                                                          ------------
                                                                               900,253
AIRLINES - 0.8%
Atlantic Coast Airlines Holdings, Inc.* ......         33,000                  445,170

APPAREL & ACCESSORIES - 1.5%
Ashworth, Inc.* ..............................         73,900                  523,951
Quiksilver, Inc.* ............................         20,600                  339,694
                                                                          ------------
                                                                               863,645
APPAREL RETAIL - 0.6%
Hot Topic, Inc.* .............................         12,900                  347,139

APPLICATION SOFTWARE - 3.2%
Concur Technologies, Inc.* ...................         49,500                  498,465
Opnet Technologies, Inc.* ....................         47,200                  575,368
Verity, Inc.* ................................         18,500                  234,210
Verisity, Ltd.* ..............................         38,600                  460,884
                                                                          ------------
                                                                             1,768,927
BANKS - 1.7%
First Community Bancorp. .....................         13,900                  436,182
Net Bank, Inc. ...............................         40,700                  535,612
                                                                          ------------
                                                                               971,794
BIOTECHNOLOGY - 1.2%
CV Therapeutics, Inc.* .......................          9,000                  266,940
Telik, Inc.* .................................         23,600                  379,252
                                                                          ------------
                                                                               646,192
CASINOS & GAMING - 1.3%
Scientific Games Corporation* ................         76,500                  719,100

CATALOG RETAIL - 1.1%
J. Jill Group, Inc.* .........................         35,300                  594,452

COMPUTER HARDWARE - 1.9%
Cray, Inc.* ..................................         67,700                  534,830
Pinnacle Systems, Inc.* ......................         49,100                  525,370
                                                                          ------------
                                                                             1,060,200
COMPUTER STORAGE & PERIPHERALS - 1.6%
Applied Films Corporation* ...................         19,700                  509,836
Dot Hill Systems Corporation* ................         27,600                  361,560
                                                                          ------------
                                                                               871,396
CONSUMER FINANCE - 0.8%
Saxon Capital, Inc* ..........................         25,700                  446,666

DATA PROCESSING SERVICES - 0.7%
Per-Se Technologies, Inc.* ...................         35,700                  400,911

DIVERSIFIED COMMERCIAL SERVICES - 3.4%
Bright Horizons Family
Solutions, Inc.* .............................         16,900                  567,164
Coinstar, Inc.* ..............................         23,300                  439,438
School Specialty, Inc.* ......................         14,100                  401,286
Sylvan Learning Systems, Inc. ................         22,800                  520,752
                                                                          ------------
                                                                             1,928,640
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Bankrate, Inc.* ..............................         12,700                  153,924

HEALTH CARE DISTRIBUTORS & SERVICES - 7.2%
Advisory Board Company* ......................          9,700                  393,044
Computer Programs & Systems, Inc.* ...........         30,100                  602,301
Icon plc* ....................................         19,500                  620,490
Impac Medical Systems, Inc.* .................         20,900                  436,392
Inveresk Research Group, Inc.* ...............         26,400                  477,840
Merge Technologies, Inc.* ....................         24,400                  318,420
Odyssey Healthcare, Inc.* ....................         16,400                  606,800
Option Care, Inc.* ...........................         48,300                  556,899
                                                                          ------------
                                                                             4,012,186
HEALTH CARE EQUIPMENT - 4.4%
Analogic Corporation .........................         13,900                  677,764
Conceptus, Inc.* .............................         21,900                  307,695
Inamed Corporation* ..........................         10,200                  547,638
Laserscope* ..................................         35,800                  286,042
Ventana Medical Systems, Inc.* ...............          1,400                   38,052
Zoll Medical Corporation* ....................         17,700                  594,012
                                                                          ------------
                                                                             2,451,203
HEALTH CARE SUPPLIES - 1.3%
Dade Behring Holdings, Inc.* .................         14,800                  343,212
Osteotech, Inc.* .............................         29,100                  395,469
                                                                          ------------
                                                                               738,681
HOME FURNISHINGS - 1.4%
Kirkland's, Inc.* ............................         48,200                  778,430

INDUSTRIAL MACHINERY - 0.8%
Esco Technologies, Inc.* .....................         10,200                  448,800

INTEGRATED TELECOMMUNICATION SERVICE - 1.2%
Intrado, Inc.* ...............................         41,700                  658,443

--------------------------------------------------------------------------------
                                       95  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES X (SMALL CAP GROWTH) (CONTINUED)

                                                     NUMBER                  MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES                  VALUE
--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 10.0%
Altris, Inc.* ................................         25,300             $    507,265
Autobytel, Inc.* .............................         74,100                  462,384
Cnet Networks, Inc.* .........................         77,100                  480,333
Digitas, Inc.* ...............................        148,100                  734,576
Doubleclick, Inc.* ...........................         24,900                  230,325
Ebookers plc ADR* ............................         28,600                  459,087
Embarcadero Technologies, Inc.* ..............         80,400                  562,800
Espeed, Inc.* ................................         16,400                  324,064
FindWhat.com* ................................         20,800                  391,248
Infospace, Inc.* .............................         40,400                  548,228
Tumbleweed Communications Corporation* .......        219,600                  566,568
Webmethods, Inc.* ............................         40,300                  327,639
                                                                          ------------
                                                                             5,594,517
IT CONSULTING & SERVICES - 0.9%
Lionbridge Technologies, Inc.* ...............         68,015                  346,196
Lionbridge Technologies, Inc. PIPE(1).........         39,785                  162,005
                                                                          ------------
                                                                               508,201
LEISURE PRODUCTS - 1.0%
K2, Inc. .....................................         46,500                  569,625

MANAGED HEALTH CARE - 1.3%
American Medical Security Group, Inc.* .......         37,500                  716,250

METAL & GLASS CONTAINERS - 1.0%
Jarden Corporation* ..........................         19,700                  545,099

OIL & GAS DRILLING - 1.7%
Grey Wolf, Inc.* .............................        116,300                  469,852
Unit Corporation* ............................         23,000                  480,930
                                                                          ------------
                                                                               950,782
OIL & GAS EQUIPMENT & SERVICES - 3.1%
Cal Dive International, Inc.* ................         15,400                  335,720
Key Energy Services, Inc.* ...................         31,500                  337,680
Oil States International, Inc.* ..............         44,300                  536,030
Superior Energy Services, Inc.* ..............         55,900                  529,932
                                                                          ------------
                                                                             1,739,362
PACKAGED FOODS - 1.0%
Peet's Coffee & Tea, Inc.* ...................         33,000                  576,180

PHARMACEUTICALS - 8.0%
Able Laboratories, Inc.* .....................         31,100                  615,780
Angiotech Pharmaceuticals, Inc.* .............          3,000                  122,220
Atherogencis, Inc.* ..........................         37,700                  562,861
Bradley Pharmaceuticals, Inc.* ...............         31,400                  518,100
Cima Labs, Inc.* .............................         21,200                  570,068
Collagenex Pharmaceuticals, Inc.* ............         46,900                  638,309
Ligand Pharmaceuticals, Inc. (Cl. B)* ........         27,200                  369,648
Penwest Pharmaceuticals Company* .............          6,500                  158,405
Pozen, Inc.* .................................         49,300                  541,314
Vicuron Pharmaceuticals, Inc.* ...............         27,300                  387,114
                                                                          ------------
                                                                             4,483,819
PROPERTY & CASUALTY INSURANCE - 1.8%
Infinity Property & Casualty Corporation .....         25,900                  612,276
ProAssurance Corporation* ....................         14,150                  381,908
                                                                          ------------
                                                                               994,184
REINSURANCE - 1.0%
Scottish Annuity & Life Holdings, Ltd. .......         27,100                  547,691

RESTAURANTS - 1.6%
Chicago Pizza & Brewery, Inc.* ...............         28,100                  281,000
Rare Hospitality International, Inc.* ........         19,200                  627,456
                                                                          ------------
                                                                               908,456
SEMICONDUCTOR EQUIPMENT - 6.6%
Ase Test Limited* ............................         98,700                  542,850
August Technology Corporation* ...............        106,000                  673,100
Fei Company* .................................         30,100                  564,676
Genus, Inc.* .................................        175,200                  473,040
LogicVision, Inc.* ...........................        139,300                  416,507
Mykrolis Corporation* ........................         51,500                  522,725
Ultratech, Inc.* .............................         26,900                  497,381
                                                                          ------------
                                                                             3,690,279
SEMICONDUCTORS - 5.4%
DSP Group, Inc.* .............................         23,400                  503,802
Exar Corporation* ............................         35,300                  558,799
Kopin Corporation* ...........................         83,700                  512,244
Monolithic System Technology, Inc.* ..........         43,800                  396,828
Power Integrations, Inc.* ....................         19,400                  471,808
Zoran Corporation* ...........................         30,600                  587,826
                                                                          ------------
                                                                             3,031,307
SPECIALTY STORES - 6.5%
Aaron Rents, Inc. ............................         28,600                  739,024
Cost Plus, Inc.* .............................         15,200                  542,032
Guitar Center, Inc.* .........................         20,300                  588,700
Movie Gallery, Inc.* .........................         29,100                  536,895
Regis Corporation ............................         17,600                  511,280
TBC Corporation. .............................         36,900                  702,945
                                                                          ------------
                                                                             3,620,876
SYSTEMS SOFTWARE - 0.8%
Radware, Ltd.* ...............................         25,400                  435,102

TRUCKING - 1.0%
Old Dominion Freight Line, Inc.* .............         25,250                  545,905

UNIT INVESTMENT TRUST - 1.9%
iShares Russell 2000 Growth Index ............         22,300                1,061,480

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Facilities, Inc.* ...................         35,100                  417,690
                                                                          ------------
     Total common stocks - 93.4% .............                              52,142,957

--------------------------------------------------------------------------------
                                       96  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

SERIES X (SMALL CAP GROWTH) (CONTINUED)

REPURCHASE                                          PRINCIPAL                 MARKET
AGREEMENT - 10.0%                                     AMOUNT                  VALUE
--------------------------------------------------------------------------------------
United Missouri Bank, 0.82%, 07-01-03
  (Collateralized by FHLB, 07-09-03
  with a value of $5,675,000) ................    $ 5,562,000             $  5,562,000
                                                                          ------------
  Total investments - 103.4%..................                              57,704,957
  Liabilities, less cash & other
    assets - (3.4%) ..........................                              (1,901,944)
                                                                          ------------
  Total net assets - 100.0% ..................                            $ 55,803,013
                                                                          ============

The identified cost of investments at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1)PIPE - Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

--------------------------------------------------------------------------------
                                       97  See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

                                                                      SERIES B         SERIES C                        SERIES E
                                                     SERIES A        (LARGE CAP        (MONEY          SERIES D      (DIVERSIFIED
                                                     (EQUITY)          VALUE)          MARKET)         (GLOBAL)         INCOME)
ASSETS
Investments, at value(1,3) ...................     $528,066,018     $381,874,812     $97,421,253     $339,717,512     $185,098,580
Cash .........................................            1,493               --          70,624               --               --
Cash denominated in a foreign currency,
   at value(2) ...............................               --               --              --          198,795               --
Receivables:
   Securities sold ...........................        1,672,770               --          30,704          545,245              437
   Interest ..................................               --               --          19,642               53        2,180,361
   Dividends .................................          467,590          320,635              --          319,914               --
Foreign taxes recoverable ....................               --               --              --          122,035               --
Prepaid expenses .............................            5,599            4,206           1,229            3,521            1,479
                                                   ------------     ------------     -----------     ------------     ------------
      Total assets ...........................      530,213,470      382,199,653      97,543,452      340,907,075      187,280,857
                                                   ------------     ------------     -----------     ------------     ------------
LIABILITIES
Cash overdraft ...............................     $         --     $      7,910     $        --     $    890,170     $    415,057
Payable for:
   Securities loaned .........................               --               --              --       22,214,677               --
   Securities purchased ......................          714,875          195,526              --          238,030               --
   Management fees ...........................          333,388          239,610          39,037          265,564          117,107
   Custodian fees ............................            5,352            6,061           2,162           30,501            4,409
   Transfer and administration fees ..........           20,731           15,074           4,263           39,292            7,711
   Professional fees .........................           25,391           19,085           5,836           23,510            7,788
   Other .....................................           69,334           40,256          10,559           18,172           10,486
                                                   ------------     ------------     -----------     ------------     ------------
      Total liabilities ......................        1,169,071          523,522          61,857       23,719,916          562,558
                                                   ------------     ------------     -----------     ------------     ------------
NET ASSETS ...................................     $529,044,399     $381,676,131     $97,481,595     $317,187,159     $186,718,299
                                                   ============     ============     ===========     ============     ============
NET ASSETS CONSIST OF:
Paid in capital ..............................     $525,979,970     $726,184,897     $96,952,243     $375,115,688     $178,717,741
Accumulated undistributed net
   investment income (loss) ..................        1,926,000        2,074,137         506,049        1,618,447       12,405,495
Accumulated undistributed net realized
   gain (loss) on sale of investments,
   futures, options written and
   foreign currency transactions .............      (41,966,239)    (347,152,149)             --      (60,818,098)     (15,266,644)
Net unrealized appreciation
   (depreciation) in value of
   investments, futures, options
   written and translation of assets
   and liabilities in foreign currency .......       43,104,668          569,246          23,303        1,271,122       10,861,707
                                                   ------------     ------------     -----------     ------------     ------------
      Total net assets .......................     $529,044,399     $381,676,131     $97,481,595     $317,187,159     $186,718,299
                                                   ============     ============     ===========     ============     ============
Capital shares authorized ....................       indefinite       indefinite      indefinite       indefinite       indefinite
Capital shares outstanding ...................       28,707,329       25,127,704       8,219,410       58,318,456       15,172,322
Net asset value per share
   (net assets divided by shares outstanding)            $18.43           $15.19          $11.86            $5.44           $12.31
                                                   ============     ============     ===========     ============     ============
(1)Investments, at cost ......................     $484,961,350     $381,305,566     $97,397,950     $338,460,316     $174,236,873
(2)Cash denominated in a foreign currency, at cost           --               --              --          198,635
(3)Amount of securities loaned (at value)
    included in investments ..................               --               --              --       21,122,144               --

--------------------------------------------------------------------------------
                                       98  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

                                                     SERIES G         SERIES H                         SERIES J        SERIES N
                                                    (LARGE CAP       (ENHANCED        SERIES I         (MID CAP      (MANAGED ASSET
                                                     GROWTH)           INDEX)      (INTERNATIONAL)      GROWTH)        ALLOCATION)
ASSETS
Investments, at value(1,3) ...................      $38,261,907      $27,350,090      $20,572,348     $347,092,414     $88,165,348
Cash .........................................               --            1,554              523              163              --
Cash denominated in a foreign currency,
   at value(2) ...............................               --               --           29,321               --          54,769
Receivables:
   Securities sold ...........................          206,625               --               --           50,277         539,957
   Interest ..................................               --               --               --           12,228         296,690
   Dividends .................................           32,136           31,053           18,293           87,990          71,444
Foreign taxes recoverable ....................               --               --           15,413               --           8,545
Prepaid expenses .............................            4,237              330            2,358            3,252             734
                                                    -----------      -----------      -----------     ------------     -----------
      Total assets ...........................       38,504,905       27,383,027       20,638,256      347,246,324      89,137,487
                                                    -----------      -----------      -----------     ------------     -----------
LIABILITIES
Payable for:
   Securities loaned .........................      $ 1,042,650      $        --      $ 2,894,595     $         --     $10,568,059
   Securities purchased ......................               --               --               --          454,851       2,965,856
   Written options ...........................               --               --               --           43,750              --
   Variation margin ..........................               --               62               --               --              --
   Management fees ...........................           32,240           11,165           16,285          215,235          61,576
   Custodian fees.............................            1,047            2,789               --            6,877           5,426
   Transfer and administration fees ..........            3,392            2,435            6,101           13,606           9,465
   Professional fees..........................            2,848            3,017            2,764           15,231           5,159
   Other .....................................               --            4,634            1,309           36,277           6,893
                                                    -----------      -----------      -----------     ------------     -----------
      Total liabilities ......................        1,082,177           24,102        2,921,054          785,827      13,622,434
                                                    -----------      -----------      -----------     ------------     -----------
NET ASSETS ..................................       $37,422,728      $27,358,925      $17,717,202     $346,460,497     $75,515,053
                                                    ===========      ===========      ===========     ============     ===========
NET ASSETS CONSIST OF:
Paid in capital .............................       $57,289,889      $44,059,669      $25,706,054     $364,295,275     $78,423,561
Accumulated undistributed net
   investment income (loss) .................            (6,422)         106,288          224,265         (773,816)        772,483
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures,
   options written and foreign currency
   transactions ..............................      (18,478,270)     (13,740,539)      (8,246,982)     (23,104,496)     (6,073,030)
Net unrealized appreciation (depreciation)
   in value of investments, futures, options
   written and translation of assets and
   liabilities in foreign currency ...........       (1,382,469)      (3,066,493)          33,865        6,043,534       2,392,039
                                                    -----------      -----------      -----------     ------------     -----------
      Total net assets .......................      $37,422,728      $27,358,925      $17,717,202     $346,460,497     $75,515,053
                                                    ===========      ===========      ===========     ============     ===========
Capital shares authorized ....................       indefinite       indefinite       indefinite       indefinite      indefinite
Capital shares outstanding ...................        6,774,053        3,763,392        2,654,270       17,204,689       5,775,879
Net asset value per share
    (net assets divided by shares outstanding)            $5.52            $7.27            $6.67           $20.14          $13.07
                                                    ===========      ===========      ===========     ============     ===========
(1)Investments, at cost ......................      $39,644,376      $30,389,509      $20,540,164     $341,047,928     $85,774,846
(2)Cash denominated in a foreign currency, at cost           --               --           29,372               --          54,928
(3)Amount of securities loaned (at value)
    included in investments ..................        1,016,458               --        2,748,817               --      10,282,579

--------------------------------------------------------------------------------
                                       99  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

                                                      SERIES O                        SERIES Q         SERIES S
                                                      (EQUITY        SERIES P        (SMALL CAP        (SOCIAL         SERIES T
                                                      INCOME)      (HIGH YIELD)        VALUE)         AWARENESS)      (TECHNOLOGY)
ASSETS
Investments, at value(1,2) ...................     $172,638,526     $67,062,373      $57,905,717     $110,810,512     $26,610,732
Cash .........................................          115,278              --            3,039              554         321,976
Receivables:
   Securities sold ...........................           20,470       1,717,500          141,828               --          74,124
   Interest ..................................            4,948       1,377,807               --               --              --
   Dividends .................................          344,211           4,608            7,224           76,008           3,223
Prepaid expenses .............................            1,684           2,790              689            1,161             103
                                                   ------------     -----------      -----------     ------------     -----------
      Total assets ...........................      173,125,117      70,165,078       58,058,497      110,888,235      27,010,158
                                                   ------------     -----------      -----------     ------------     -----------
LIABILITIES
Cash overdraft ...............................     $         --     $   152,083      $        --     $         --     $        --
Payable for:
   Securities loaned .........................        3,067,165              --               --               --       1,466,300
   Securities purchased ......................               --         846,583          346,315          112,294         623,990
   Written options ...........................               --              --          156,000               --              --
   Management fees ...........................          141,180          42,085           46,409           69,312          20,154
   Custodian fees ............................            1,790           1,477           11,951            1,475             369
   Transfer and administration fees ..........            7,106           2,991            4,693            4,789           6,291
   Professional fees .........................            8,177           2,880            3,044            5,477           2,766
   Other .....................................           14,185              --            5,285           11,194           1,108
                                                   ------------     -----------      -----------     ------------     -----------
      Total liabilities ......................        3,239,603       1,048,099          573,697          204,541       2,120,978
                                                   ------------     -----------      -----------     ------------     -----------
NET ASSETS ...................................     $169,885,514     $69,116,979      $57,484,800     $110,683,694     $24,889,180
                                                   ============     ===========      ===========     ============     ===========
NET ASSETS CONSIST OF:
Paid in capital ..............................     $179,534,331     $70,757,937      $55,654,601     $124,381,862     $41,826,237
Accumulated undistributed net
   investment income (loss) ..................        1,335,173       2,510,202         (161,183)         243,358         (96,331)
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures,
   options written and foreign currency
   transactions ..............................       (2,578,344)     (4,548,901)      (1,628,822)      (9,470,683)    (18,639,105)
Net unrealized appreciation (depreciation)
   in value of investments, futures, options
   written and translation of assets and
   liabilities in foreign currency ...........       (8,405,646)        397,741        3,620,204       (4,470,843)      1,798,379
                                                   ------------     -----------      -----------     ------------     -----------
      Total net assets .......................     $169,885,514     $69,116,979      $57,484,800     $110,683,694     $24,889,180
                                                   ============     ===========      ===========     ============     ===========
Capital shares authorized ....................       indefinite      indefinite       indefinite       indefinite      indefinite
Capital shares outstanding ...................       11,777,325       4,779,759        4,414,911        5,674,742       6,808,038
Net asset value per share
   (net assets divided by shares outstanding)            $14.42          $14.46           $13.02           $19.50           $3.66
                                                   ============     ===========      ===========     ============     ===========
(1)Investments, at cost ......................     $181,044,172     $66,664,632      $54,282,671     $115,281,355     $24,812,353
(2)Amount of securities loaned (at value)
    included in investments ..................        2,981,679              --               --               --       1,423,601

--------------------------------------------------------------------------------
                                       100  See accompanying notes.

JUNE 30, 2003
(UNAUDITED)

                                                                      SERIES W
                                                     SERIES V      (MAIN STREET       SERIES X
                                                     (MID CAP        GROWTH &        (SMALL CAP       SERIES Y
                                                      VALUE)         INCOME(R))        GROWTH)       (SELECT 25)
ASSETS
Investments, at value(1,2) .....................   $175,646,705     $38,453,112      $57,704,957     $34,207,967
Cash ...........................................          9,921              --               --             713
Receivables:
   Securities sold .............................             --              --          106,836              --
   Interest ....................................         13,614              --               --              --
   Dividends ...................................        108,272          35,851            1,448          16,023
Prepaid expenses ...............................          1,711             370              539           1,926
                                                   ------------     -----------      -----------     -----------
      Total assets .............................    175,780,223      38,489,333       57,813,780      34,226,629
                                                   ------------     -----------      -----------     -----------
LIABILITIES
Cash overdraft .................................   $         --     $        35      $       229     $        --
Payable for:
   Securities loaned ...........................             --       1,796,902               --              --
   Securities purchased ........................        830,887         157,707        1,947,063              --
   Written options .............................        374,855              --               --              --
   Management fees .............................        107,620          29,825           44,378          21,382
   Custodian fees ..............................          4,025           3,447            4,739             957
   Transfer and administration fees ............          6,998           3,156            4,456           2,984
   Professional fees ...........................          8,364           3,010            3,251           3,165
   Other .......................................         13,738           3,134            6,651             285
                                                   ------------     -----------      -----------     -----------
      Total liabilities ........................      1,346,487       1,997,216        2,010,767          28,773
                                                   ------------     -----------      -----------     -----------
NET ASSETS .....................................   $174,433,736     $36,492,117      $55,803,013     $34,197,856
                                                   ============     ===========      ===========     ===========
NET ASSETS CONSIST OF:
Paid in capital ................................   $150,836,662     $47,361,448     $108,607,062     $57,971,613
Accumulated undistributed net
   investment income (loss) ....................        395,502          82,220         (233,691)            974
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures,
   options written and foreign currency
   transactions ................................        (68,952)    (11,732,980)     (62,401,109)    (21,347,306)
Net unrealized appreciation (depreciation)
   in value of investments, futures, options
   written and translation of assets and
   liabilities in foreign currency .............     23,270,524         781,429        9,830,751      (2,427,425)
                                                   ------------     -----------      -----------     -----------
      Total net assets .........................   $174,433,736     $36,492,117     $55,803,013      $34,197,856
                                                   ============     ===========      ===========     ===========
Capital shares authorized ......................     indefinite      indefinite       indefinite      indefinite
Capital shares outstanding .....................      7,479,223       5,094,623        4,958,296       4,635,752
Net asset value per share
   (net assets divided by shares outstanding)...         $23.32           $7.16           $11.25           $7.38
                                                   ============     ===========      ===========     ===========
(1)Investments, at cost ........................   $152,365,645     $37,671,681      $47,874,206     $36,635,392
(2)Amount of securities loaned (at value)
    included in investments ....................             --       1,751,452               --              --

--------------------------------------------------------------------------------
                                       101  See accompanying notes.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                                      SERIES B         SERIES C                        SERIES E
                                                     SERIES A        (LARGE CAP         (MONEY         SERIES D      (DIVERSIFIED
                                                     (EQUITY)          VALUE)           MARKET)        (GLOBAL)         INCOME)
INVESTMENT INCOME:
   Dividends .................................     $ 3,675,086      $ 3,365,094      $        --     $ 3,542,709      $ 5,066,739
   Securities lending ........................              --               --               --          50,795               --
   Interest ..................................         116,465           31,878          699,732           4,055               --
                                                   -----------      -----------      -----------     -----------      -----------
                                                     3,791,551        3,396,972          699,732       3,597,559        5,066,739
   Less: Foreign tax expense .................              --               --               --        (295,229)              --
                                                   -----------      -----------      -----------     -----------      -----------
      Total investment income ................       3,791,551        3,396,972          699,732       3,302,330        5,066,739

EXPENSES:
   Management fees ...........................       1,891,945        1,342,606          270,698       1,439,472          726,454
   Custodian fees ............................          11,128           13,804            4,105          78,033           11,334
   Transfer/maintenance fees .................           4,420            4,240            4,566           4,680            4,046
   Administration fees .......................         113,519           80,558           24,363         208,723           43,588
   Directors' fees ...........................           8,285            6,663            1,976           5,673            3,000
   Professional fees .........................          28,117           21,202            6,372          28,424            8,834
   Reports to shareholders ...................          25,289           12,754            3,539          18,040            4,906
   Registration fees .........................             502              360              114             296              190
   Other expenses ............................          11,073            8,392            2,346           7,035            2,942
   Marketing fees paid indirectly ............              --          135,339               --              --               --
                                                   -----------      -----------      -----------     -----------      -----------
      Total expenses .........................       2,094,278        1,625,918          318,079       1,790,376          805,294
      Less: Fees paid indirectly .............              --         (135,339)              --              --               --
                                                   -----------      -----------      -----------     -----------      -----------
         Net expenses ........................       2,094,278        1,490,579          318,079       1,790,376          805,294
                                                   -----------      -----------      -----------     -----------      -----------
         Net investment income (loss).........       1,697,273        1,906,393          381,653       1,511,954        4,261,445

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...............................         897,678      (18,572,393)              --     (15,848,383)         767,685
   Futures ...................................      (1,339,729)              --               --              --               --
   Foreign currency transactions .............              --               --               --        (594,611)              --
                                                   -----------      -----------      -----------     -----------      -----------
      Net realized gain (loss) ...............        (442,051)     (18,572,393)              --     (16,442,994)         767,685
Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments ...............................      44,879,941       49,990,121           (1,621)     46,054,332        2,606,097
   Futures ...................................         131,200               --               --              --               --
   Translation of assets and liabilities
      in foreign currencies...................              --               --               --         608,072               --
                                                   -----------      -----------      -----------     -----------      -----------
   Net unrealized appreciation (depreciation)       45,011,141       49,990,121           (1,621)     46,662,404        2,606,097
                                                   -----------      -----------      -----------     -----------      -----------
      Net gain (loss) ........................      44,569,090       31,417,728           (1,621)     30,219,410        3,373,782
                                                   -----------      -----------      -----------     -----------      -----------
         Net increase (decrease) in net assets
            resulting from operations.........     $46,266,363      $33,324,121      $   380,032     $31,731,364      $ 7,635,227
                                                   ===========      ===========      ===========     ===========      ===========

--------------------------------------------------------------------------------
                                       102  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                       SERIES G        SERIES H                        SERIES J        SERIES N
                                                     (LARGE CAP       (ENHANCED        SERIES I        (MID CAP     (MANAGED ASSET
                                                       GROWTH)         INDEX)       (INTERNATIONAL)     GROWTH)       ALLOCATION)
INVESTMENT INCOME:
   Dividends .................................      $  175,932       $  204,099       $  375,459      $   370,020      $  540,539
   Securities lending ........................             635               --            9,007               --          11,277
   Interest ..................................           1,934            5,696            5,643           86,779         655,505
                                                    ----------       ----------       ----------      -----------      ----------
                                                       178,501          209,795          390,109          456,799       1,207,321
   Less: Foreign tax expense                                --               --          (41,458)              --         (27,625)
                                                    ----------       ----------       ----------      -----------      ----------
      Total investment income ................         178,501          209,795          348,651          456,799       1,179,696

EXPENSES:
   Management fees ...........................         156,277           92,913           88,935        1,109,626         340,426
   Custodian fees ............................           3,710            6,383           (5,392)          12,585          12,587
   Transfer/maintenance fees .................           2,908            2,515            2,591            4,205           3,235
   Administration fees .......................          14,065           11,150           33,638           66,579          49,362
   Directors' fees ...........................             438              445              280            5,304           1,155
   Professional fees .........................           3,548            3,489            3,398           16,844           5,507
   Reports to shareholders ...................           3,360            1,079              498            8,683           2,110
   Registration fees .........................              28               24               16              284             266
   Other expenses ............................             589              654              299            6,505           1,437
                                                    ----------       ----------       ----------      -----------      ----------
      Total expenses .........................         184,923          118,652          124,263        1,230,615         416,085
      Less: Expenses waived ..................              --          (10,930)              --               --              --
                                                    ----------       ----------       ----------      -----------      ----------
         Net expenses ........................         184,923          107,722          124,263        1,230,615         416,085
                                                    ----------       ----------       ----------      -----------      ----------
         Net investment income (loss) ........          (6,422)         102,073          224,388         (773,816)        763,611

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...............................      (2,973,786)      (1,161,646)         (58,154)        (954,940)     (1,408,328)
   Futures ...................................              --          (80,461)              --               --              --
   Options written ...........................              --               --               --          346,547              --
   Foreign currency transactions .............              --               --            3,942               --             485
                                                    ----------       ----------       ----------      -----------      ----------
      Net realized gain (loss) ...............      (2,973,786)      (1,242,107)         (54,212)        (608,393)     (1,407,843)
Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments ...............................       6,862,062        3,705,524        1,207,514       71,703,611       7,752,696
   Futures ...................................              --           45,810               --               --              --
   Options written ...........................              --               --               --         (226,077)             --
   Translation of assets and liabilities in
      foreign currencies .....................              --               --            1,477               --             265
                                                    ----------       ----------       ----------      -----------      ----------
   Net unrealized appreciation (depreciation)        6,862,062        3,751,334        1,208,991       71,477,534       7,752,961
                                                    ----------       ----------       ----------      -----------      ----------
      Net gain (loss) ........................       3,888,276        2,509,227        1,154,779       70,869,141       6,345,118
                                                    ----------       ----------       ----------      -----------      ----------
         Net increase (decrease) in net assets
          resulting from operations ..........      $3,881,854       $2,611,300       $1,379,167      $70,095,325      $7,108,729
                                                    ==========       ==========       ==========      ===========      ==========

--------------------------------------------------------------------------------
                                       103  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                       SERIES O                        SERIES Q         SERIES S
                                                       (EQUITY        SERIES P        (SMALL CAP        (SOCIAL        SERIES T
                                                       INCOME)      (HIGH YIELD)        VALUE)         AWARENESS)    (TECHNOLOGY)
INVESTMENT INCOME:
   Dividends ..................................     $ 2,016,850      $   35,011       $  148,885      $   665,071      $   28,216
   Securities lending .........................           6,820              --               --               --           1,530
   Interest ...................................          47,110       2,352,441            1,879           15,924           1,217
                                                    -----------      ----------       ----------      -----------      ----------
      Total investment income .................       2,070,780       2,387,452          150,764          680,995          30,963

EXPENSES:
   Management fees ............................         787,733         213,575          245,939          393,109          83,160
   Custodian fees .............................           4,589           2,780           32,272            3,242           4,137
   Transfer/maintenance fees ..................           4,553           2,880            2,985            3,769           2,305
   Administration fees ........................          35,449          12,815           22,135           23,587          33,742
   Directors' fees ............................           2,919             676            1,009            1,915             230
   Professional fees ..........................           9,097           3,973            3,664            6,105           3,213
   Reports to shareholders ....................           5,388           6,500            2,491            3,494             287
   Registration fees ..........................             159              40               49              105              14
   Other expenses .............................           3,359             834            1,403            2,311             206
   Marketing fees paid indirectly .............           7,092              --               --               --              --
                                                    -----------      ----------       ----------      -----------      ----------
      Total expenses ..........................         860,338         244,073          311,947          437,637         127,294
      Less: Marketing fees paid indirectly ....          (7,092)             --               --               --              --
                                                    -----------      ----------       ----------      -----------      ----------
         Net expenses .........................         853,246         244,073          311,947          437,637         127,294
                                                    -----------      ----------       ----------      -----------      ----------
         Net investment income (loss) .........       1,217,534       2,143,379         (161,183)         243,358         (96,331)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ................................      (2,621,359)       (974,497)        (509,785)        (984,381)        632,212
   Options written ............................              --              --           32,930               --              --
   Foreign currency transactions ..............              --              --               --               --          (1,528)
                                                    -----------      ----------       ----------      -----------      ----------
      Net realized gain (loss) ................      (2,621,359)       (974,497)        (476,855)        (984,381)        630,684

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments ................................      15,584,896       5,957,854        7,686,841       11,757,817       3,446,371
   Options written ............................              --              --          (48,576)              --              --
                                                    -----------      ----------       ----------      -----------      ----------
   Net unrealized appreciation (depreciation)        15,584,896       5,957,854        7,638,265       11,757,817       3,446,371
                                                    -----------      ----------       ----------      -----------      ----------
      Net gain (loss) .........................      12,963,537       4,983,357        7,161,410       10,773,436       4,077,055
                                                    -----------      ----------       ----------      -----------      ----------
         Net increase (decrease) in net assets
            resulting from operations .........     $14,181,071      $7,126,736       $7,000,227      $11,016,794      $3,980,724
                                                    ===========      ==========       ==========      ===========      ==========

--------------------------------------------------------------------------------
                                       104  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                                      SERIES W
                                                      SERIES V      (MAIN STREET        SERIES X
                                                      (MID CAP        GROWTH &        (SMALL CAP       SERIES Y
                                                       VALUE)        INCOME(R))         GROWTH)       (SELECT 25)
INVESTMENT INCOME:
   Dividends .................................      $   807,216      $  276,443       $   21,996       $  145,894
   Securities lending ........................               --           2,585               --               --
   Interest ..................................          189,483           1,138           15,345            9,406
                                                    -----------      ----------       ----------       ----------
                                                        996,699         280,166           37,341          155,300
   Less: Foreign tax expense .................               --            (612)              --               --
                                                    -----------      ----------       ----------       ----------
      Total investment income.................          996,699         279,554           37,341          155,300

EXPENSES:
   Management fees ...........................          546,150         157,980          229,667          125,070
   Custodian fees ............................            7,560          17,020            9,979            1,798
   Transfer/maintenance fees .................            3,248           2,846            2,820            2,575
   Administration fees .......................           32,770          14,218           20,670           15,009
   Directors' fees ...........................            2,719             563              768              654
   Professional fees .........................            9,184           3,528            3,503            3,495
   Reports to shareholders ...................            5,860           1,148            2,506            4,988
   Registration fees .........................              143              30               47               33
   Other expenses ............................            3,453             716            1,072              704
                                                    -----------      ----------       ----------       ----------
      Total expenses .........................          611,087         198,049          271,032          154,326
                                                    -----------      ----------       ----------       ----------
      Net investment income (loss) ...........          385,612          81,505         (233,691)             974

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...............................       (3,462,517)     (1,853,667)         534,119       (5,311,314)
   Options written ...........................          477,850              --               --               --
   Foreign currency transactions .............               --              28               --               --
                                                    -----------      ----------       ----------       ----------
      Net realized gain (loss) ...............       (2,984,667)     (1,853,639)         534,119       (5,311,314)

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments ...............................       35,778,246       4,907,144        8,941,519        7,643,188
   Options written ...........................          (72,626)             --               --               --
   Translation of assets and liabilities in
      foreign currencies .....................               --              (2)              --               --
                                                    -----------      ----------       ----------       ----------
Net unrealized appreciation (depreciation) ...       35,705,620       4,907,142        8,941,519        7,643,188
                                                    -----------      ----------       ----------       ----------
   Net gain (loss) ...........................       32,720,953       3,053,503        9,475,638        2,331,874
                                                    -----------      ----------       ----------       ----------
      Net increase (decrease) in net
         assets resulting from operations.....      $33,106,565      $3,135,008       $9,241,947       $2,332,848
                                                    ===========      ==========       ==========       ==========

--------------------------------------------------------------------------------
                                       105  See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                                       SERIES B         SERIES C                        SERIES E
                                                      SERIES A        (LARGE CAP        (MONEY          SERIES D      (DIVERSIFIED
                                                      (EQUITY)          VALUE)          MARKET)         (GLOBAL)         INCOME)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
   Net investment income (loss) ...............     $  1,697,273     $  1,906,393     $   381,653     $  1,511,954     $  4,261,445
   Net realized gain (loss) during the period
      on investments, futures and foreign
      currency transactions ...................         (442,051)     (18,572,393)             --      (16,442,994)         767,685
   Net change in unrealized appreciation
      (depreciation) during the period on
      investments, futures and translation
      of assets and liabilities in foreign
      currencies ..............................       45,011,141       49,990,121          (1,621)      46,662,404        2,606,097
                                                    ------------     ------------     -----------     ------------     ------------
   Net increase (decrease) in net assets
      resulting from operations ...............       46,266,363       33,324,121         380,032       31,731,364        7,635,227

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................               --               --              --               --               --
   Net realized gain ..........................               --               --              --               --               --
                                                    ------------     ------------     -----------     ------------     ------------
      Total distributions to shareholders .....               --               --              --               --               --

NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS: (NOTE 6) ..................      (35,059,068)     (22,394,482)    (20,194,939)     (19,597,432)     (16,670,530)
                                                    ------------     ------------     -----------     ------------     ------------
      Total increase (decrease) in net assets .       11,207,295       10,929,639     (19,814,907)      12,133,932       (9,035,303)

NET ASSETS:
   Beginning of period.........................      517,837,104      370,746,492     117,296,502      305,053,227      195,753,602
                                                    ------------     ------------     -----------     ------------     ------------
   End of period ..............................     $529,044,399     $381,676,131     $97,481,595     $317,187,159     $186,718,299
                                                    ============     ============     ===========     ============     ============

   Accumulated undistributed net investment
      income (loss) at end of period ..........     $  1,926,000     $  2,074,137     $   506,049     $  1,618,447     $ 12,405,495
                                                    ============     ============     ===========     ============     ============

--------------------------------------------------------------------------------
                                       106  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                      SERIES G         SERIES H                         SERIES J        SERIES N
                                                     (LARGE CAP       (ENHANCED         SERIES I        (MID CAP     (MANAGED ASSET
                                                       GROWTH)          INDEX)      (INTERNATIONAL)      GROWTH)        ALLOCATION)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss) ...............     $    (6,422)     $   102,073      $   224,388     $   (773,816)    $   763,611
   Net realized gain (loss) during the
      period on investments, futures,
      options written and foreign currency
      transactions ............................      (2,973,786)      (1,242,107)         (54,212)        (608,393)     (1,407,843)
   Net change in unrealized appreciation
      (depreciation) during the period on
      investments, futures, options written
      and translation of assets and liabilities
      in foreign currencies ...................       6,862,062        3,751,334        1,208,991       71,477,534       7,752,961
                                                    -----------      -----------      -----------     ------------     -----------
   Net increase (decrease) in net assets
      resulting from operations ...............       3,881,854        2,611,300        1,379,167       70,095,325       7,108,729

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.......................              --               --               --               --              --
   Net realized gain ..........................              --               --               --               --              --
                                                    -----------      -----------      -----------     ------------     -----------
      Total distributions to shareholders .....              --               --               --               --              --

NET INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS: (NOTE 6) .....................       4,441,699         (304,813)         384,816      (17,012,338)        644,071
                                                    -----------      -----------      -----------     ------------     -----------
      Total increase (decrease) in net assets .       8,323,553        2,306,487        1,763,983       53,082,987       7,752,800

NET ASSETS:
   Beginning of period ........................      29,099,175       25,052,438       15,953,219      293,377,510      67,762,253
                                                    -----------      -----------      -----------     ------------     -----------
   End of period ..............................     $37,422,728      $27,358,925      $17,717,202     $346,460,497     $75,515,053
                                                    ===========      ===========      ===========     ============     ===========
   Accumulated undistributed net investment
      income (loss) at end of period ..........     $    (6,422)     $   106,288      $   224,265     $   (773,816)    $   772,483
                                                    ===========      ===========      ===========     ============     ===========

--------------------------------------------------------------------------------
                                       107  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                       SERIES O                         SERIES Q         SERIES S
                                                       (EQUITY        SERIES P         (SMALL CAP        (SOCIAL         SERIES T
                                                       INCOME)      (HIGH YIELD)         VALUE)         AWARENESS)     (TECHNOLOGY)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss) ...............     $  1,217,534     $ 2,143,379      $  (161,183)    $    243,358     $   (96,331)
   Net realized gain (loss) during the period
      on investments, options written and
      foreign currency transactions ...........       (2,621,359)       (974,497)        (476,855)        (984,381)        630,684
   Net change in unrealized appreciation
      (depreciation) during the period on
      investments and options written .........       15,584,896       5,957,854        7,638,265       11,757,817       3,446,371
                                                    ------------     -----------      -----------     ------------     -----------
   Net increase (decrease) in net assets
      resulting from operations ...............       14,181,071       7,126,736        7,000,227       11,016,794       3,980,724

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................               --              --               --               --              --
   Net realized gain ..........................               --              --               --               --              --
                                                    ------------     -----------      -----------     ------------     -----------
      Total distributions to shareholders .....               --              --               --               --              --

NET INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS: (NOTE 6) .....................       (7,850,980)     20,609,669         (345,142)      (8,990,620)      6,504,317
                                                    ------------     -----------      -----------     ------------     -----------
      Total increase (decrease) in net assets .        6,330,091      27,736,405        6,655,085        2,026,174      10,485,041

NET ASSETS:
   Beginning of period ........................      163,555,423      41,380,574       50,829,715      108,657,520      14,404,139
                                                    ------------     -----------      -----------     ------------     -----------
   End of period ..............................     $169,885,514     $69,116,979      $57,484,800     $110,683,694     $24,889,180
                                                    ============     ===========      ===========     ============     ===========
   Accumulated undistributed net investment
      income (loss) at end of period ..........     $  1,335,173     $ 2,510,202      $  (161,183)    $    243,358     $   (96,331)
                                                    ============     ===========      ===========     ============     ===========

--------------------------------------------------------------------------------
                                       108  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                                       SERIES W
                                                       SERIES V      (MAIN STREET      SERIES X
                                                       (MID CAP        GROWTH &       (SMALL CAP        SERIES Y
                                                        VALUE)        INCOME(R))        GROWTH)       (SELECT 25)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss) ...............     $    385,612     $    81,505      $  (233,691)    $       974
   Net realized gain (loss) during the period
      on investments, options written and
      foreign currency transactions ...........       (2,984,667)     (1,853,639)         534,119      (5,311,314)
   Net change in unrealized appreciation
      (depreciation) during the period on
      investments, options written and
      translation of assets and liabilities
      in foreign currencies ...................       35,705,620       4,907,142        8,941,519       7,643,188
                                                    ------------     -----------      -----------     -----------
   Net increase (decrease)in net assets
      resulting from operations ...............       33,106,565       3,135,008        9,241,947       2,332,848

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................               --              --               --              --
   Net realized gain ..........................               --              --               --              --
                                                    ------------     -----------      -----------     -----------
      Total distributions to shareholders .....               --              --               --              --

NET INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS: (NOTE 6) .....................       (6,185,067)      2,797,774       (1,632,313)     (2,420,844)
                                                    ------------     -----------      -----------     -----------
      Total increase (decrease) in net assets .       26,921,498       5,932,782        7,609,634         (87,996)

NET ASSETS:
   Beginning of period ........................      147,512,238      30,559,335       48,193,379      34,285,852
                                                    ------------     -----------      -----------     -----------
   End of period ..............................     $174,433,736     $36,492,117      $55,803,013     $34,197,856
                                                    ============     ===========      ===========     ===========
   Accumulated undistributed net investment
      income (loss) at end of period ..........     $    395,502     $    82,220      $  (233,691)    $       974
                                                    ============     ===========      ===========     ===========

--------------------------------------------------------------------------------
                                       109  See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      SERIES B          SERIES C                       SERIES E
                                                      SERIES A       (LARGE CAP          (MONEY        SERIES D      (DIVERSIFIED
                                                      (EQUITY)         VALUE)            MARKET)       (GLOBAL)         INCOME)
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income (loss) ...............    $  3,093,637     $  3,408,301     $  1,563,963    $    972,003     $  8,296,478
   Net realized gain (loss) during the period
      on investments, futures and foreign
      currency transactions ...................      (6,531,238)     (88,120,829)              --     (28,591,968)        (324,446)
   Net change in unrealized appreciation
      (depreciation) during the period on
      investments, futures and translation
      of assets and liabilities in foreign
      currencies ..............................    (177,114,403)     (45,862,972)         (30,947)    (66,676,949)       6,715,476
                                                   ------------     ------------     ------------    ------------     ------------
      Net increase (decrease) in net assets
         resulting from operations ............    (180,552,004)    (130,575,500)       1,533,016     (94,296,914)      14,687,508

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................      (5,071,133)      (8,553,190)      (5,440,785)       (437,908)      (7,170,930)
   Net realized gain ..........................              --               --               --              --               --
                                                   ------------     ------------     ------------    ------------     ------------
      Total distributions to shareholders .....      (5,071,133)      (8,553,190)      (5,440,785)       (437,908)      (7,170,930)

SBL M MERGER (COMPONENTS OF NET ASSETS OF
   SBL M AS OF DATE OF EXCHANGE):
   Paid in capital ............................              --               --               --      27,867,959               --
   Accumulated undistributed
      net investment income ...................              --               --               --         116,091               --
   Accumulated net realized loss on sale
      of investments ..........................              --               --               --      (5,330,323)              --
   Net unrealized depreciation in value
      of investments ..........................              --               --               --      (1,460,253)              --
                                                   ------------     ------------     ------------    ------------     ------------
                                                             --               --               --      21,193,474               --

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 6).................     (87,142,230)     (53,365,081)     (10,072,852)    (52,657,716)      45,698,584
                                                   ------------     ------------     ------------    ------------     ------------
   Total increase (decrease) in net assets.....    (272,765,367)    (192,493,771)     (13,980,621)   (126,199,064)      53,215,162

NET ASSETS:
   Beginning of period ........................     790,602,471      563,240,263      131,277,123     431,252,291      142,538,440
                                                   ------------     ------------     ------------    ------------     ------------
   End of period ..............................    $517,837,104     $370,746,492     $117,296,502    $305,053,227     $195,753,602
                                                   ============     ============     ============    ============     ============

   Accumulated undistributed net investment
      income (loss) at end of period ..........    $    228,727     $    167,744     $    124,396    $    106,493     $  8,144,050
                                                   ============     ============     ============    ============     ============

--------------------------------------------------------------------------------
                                       110  See accompanying notes.

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       SERIES G        SERIES H                         SERIES J       SERIES N
                                                      (LARGE CAP      (ENHANCED        SERIES I         (MID CAP    (MANAGED ASSET
                                                       GROWTH)          INDEX)      (INTERNATIONAL)      GROWTH)      ALLOCATION)
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income (loss) ...............     $   (40,044)     $   199,031      $   (34,758)    $ (2,055,825)    $ 1,716,585
   Net realized gain (loss) during the period
      on investments, futures, options written
      and foreign currency transactions .......      (5,002,132)      (9,349,728)      (2,616,187)     (22,496,103)     (4,239,651)
   Net change in unrealized appreciation
      (depreciation) during the period on
      investments, futures, options written
      and translation of assets and
      liabilities in foreign currencies .......      (3,875,601)        (615,863)        (844,949)    (108,400,039)     (5,719,584)
                                                    -----------      -----------      -----------     ------------     -----------
      Net increase (decrease) in net assets
         resulting from operations ............      (8,917,777)      (9,766,560)      (3,495,894)    (132,951,967)     (8,242,650)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................              --         (434,212)         (53,140)              --      (3,220,283)
   Net realized gain ..........................              --               --               --      (24,431,773)             --
                                                    -----------      -----------      -----------     ------------     -----------
      Total distributions to shareholders .....              --         (434,212)         (53,140)     (24,431,773)     (3,220,283)

SBL L MERGER (COMPONENTS OF NET ASSETS OF
   SBL L AS OF DATE OF EXCHANGE):
   Paid in capital ............................      26,358,819               --               --               --              --
   Accumulated undistributed
      net investment loss .....................         (53,507)              --               --               --              --
   Accumulated net realized loss on sale
      of investments ..........................      (9,927,454)              --               --               --              --
   Net unrealized depreciation in value
      of investments ..........................      (2,904,086)              --               --               --              --
                                                    -----------      -----------      -----------     ------------     -----------
                                                     13,473,772               --               --               --              --

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 6) ................       8,854,537       (6,858,795)       3,503,455      (19,474,333)     (8,123,227)
                                                    -----------      -----------      -----------     ------------     -----------
   Total increase (decrease) in net assets ....      13,410,532      (17,059,567)         (45,579)    (176,858,073)    (19,586,160)

NET ASSETS:
   Beginning of period ........................      15,688,643       42,112,005       15,998,798      470,235,583      87,348,413
                                                    -----------      -----------      -----------     ------------     -----------
   End of period ..............................     $29,099,175      $25,052,438      $15,953,219     $293,377,510     $67,762,253
                                                    ===========      ===========      ===========     ============     ===========
   Accumulated undistributed net investment
      income (loss) at end of period ..........              --      $     4,215            ($123)              --     $     8,872
                                                    ===========      ===========      ===========     ============     ===========

--------------------------------------------------------------------------------
                                       111  See accompanying notes.

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      SERIES O                          SERIES Q        SERIES S
                                                      (EQUITY         SERIES P         (SMALL CAP       (SOCIAL         SERIES T
                                                       INCOME)      (HIGH YIELD)         VALUE)        AWARENESS)     (TECHNOLOGY)
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income (loss) ...............     $  2,489,696     $ 2,721,075      $  (392,830)    $    375,709     $  (189,195)
   Net realized gain (loss) during the period
      on investments and options written ......          877,810        (746,160)       1,788,907       (1,474,617)     (6,671,600)
   Net change in unrealized appreciation
      (depreciation)during the period on
      investments and options written .........      (30,442,430)     (1,999,515)      (8,275,378)     (32,685,839)       (300,815)
                                                    ------------     -----------      -----------     ------------     -----------
      Net increase (decrease) in net assets
         resulting from operations ............      (27,074,924)        (24,600)      (6,879,301)     (33,784,747)     (7,161,610)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................       (4,737,726)     (2,505,696)              --         (680,253)             --
   Net realized gain ..........................       (4,489,136)             --       (2,945,948)              --              --
                                                    ------------     -----------      -----------     ------------     -----------
      Total distributions to shareholders .....       (9,226,862)     (2,505,696)      (2,945,948)        (680,253)             --

SBL K MERGER (COMPONENTS OF NET ASSETS OF
   SBL K AS OF DATE OF EXCHANGE):
   Paid in capital ............................               --      19,598,921               --               --              --
   Accumulated undistributed
      net investment income ...................               --          99,110               --               --              --
   Accumulated net realized loss on sale
      of investments ..........................               --      (1,382,737)              --               --              --
   Net unrealized depreciation in value
      of investments ..........................               --        (970,128)              --               --              --
                                                    ------------     -----------      -----------     ------------     -----------
                                                              --      17,345,166               --               --              --

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 6) ................       13,031,375      (2,818,222)       2,457,444      (15,563,744)      3,532,976
                                                    ------------     -----------      -----------     ------------     -----------
   Total increase (decrease) in net assets ....      (23,270,411)     11,996,648       (7,367,805)     (50,028,744)     (3,628,634)

NET ASSETS:
   Beginning of period ........................      186,825,834      29,383,926       58,197,520      158,686,264      18,032,773
                                                    ------------     -----------      -----------     ------------     -----------
   End of period ..............................     $163,555,423     $41,380,574      $50,829,715     $108,657,520     $14,404,139
                                                    ============     ===========      ===========     ============     ===========
   Accumulated undistributed net investment
      income (loss) at end of period ..........     $    117,639     $   366,823               --               --              --
                                                    ============     ===========      ===========     ============     ===========

--------------------------------------------------------------------------------
                                       112  See accompanying notes.

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                       SERIES W
                                                       SERIES V      (MAIN STREET        SERIES X
                                                       (MID CAP        GROWTH &        (SMALL CAP      SERIES Y
                                                        VALUE)        INCOME(R))         GROWTH)      (SELECT 25)
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income (loss) ...............     $    791,329     $   137,172      $  (521,493)    $   (74,211)
   Net realized gain (loss) during the period
      on investments, options written and
      foreign currency transactions ...........        2,951,577      (5,464,019)      (9,486,814)     (6,237,447)
   Net change in unrealized appreciation
      (depreciation)during the period on
      investments and options written .........      (33,508,649)     (2,827,295)      (8,947,910)     (6,930,552)
                                                    ------------     -----------      -----------     -----------
      Net increase (decrease) in net assets
         resulting from operations ............      (29,765,743)     (8,154,142)     (18,956,217)    (13,242,210)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................       (1,414,672)       (134,209)              --              --
   Net realized gain ..........................      (11,570,199)             --               --              --
                                                    ------------     -----------      -----------     -----------
      Total distributions to shareholders .....      (12,984,871)       (134,209)              --              --

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 6) ................       23,402,554       1,268,519       (6,258,431)     (5,469,589)
                                                    ------------     -----------      -----------     -----------
      Total increase (decrease) in net assets .      (19,348,060)     (7,019,832)     (25,214,648)    (18,711,799)

NET ASSETS:
   Beginning of period ........................      166,860,298      37,579,167       73,408,027      52,997,651
                                                    ------------     -----------      -----------     -----------
   End of period ..............................     $147,512,238     $30,559,335      $48,193,379     $34,285,852
                                                    ============     ===========      ===========     ===========

   Accumulated undistributed net investment
      income (loss) at end of period ..........     $      9,890     $       715               --              --
                                                    ============     ===========      ===========     ===========

--------------------------------------------------------------------------------
                                       113  See accompanying notes.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES A(EQUITY)

                                                                              FISCAL YEARS ENDED DECEMBER 31
                                                        ------------------------------------------------------------------------
                                                         2003(o)     2002       2001(d)       2000(d)       1999        1998(d)
                                                        --------   --------    --------      --------    ----------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD................     $  16.83   $  22.36    $  28.50    $    35.51    $    34.27   $    29.39
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss).......................         0.06       0.10        0.06          0.06          0.11         0.17
Net Gain (Loss) on Securities
   (realized and unrealized).......................         1.54      (5.47)      (3.14)        (4.27)         2.56         7.05
                                                        --------   --------    --------    ----------    ----------   ----------
   Total from investment operations ...............         1.60      (5.37)      (3.08)        (4.21)         2.67         7.22
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ............           --      (0.16)      (0.05)        (0.01)        (0.27)       (0.17)
Distributions (from Capital Gains).................           --         --       (3.01)        (2.79)        (1.16)       (2.17)
                                                        --------   --------    --------    ----------    ----------   ----------
   Total Distributions.............................           --      (0.16)      (3.06)        (2.80)        (1.43)       (2.34)
                                                        --------   --------    --------    ----------    ----------   ----------
NET ASSET VALUE END OF PERIOD .....................     $  18.43   $  16.83    $  22.36    $    28.50    $    35.51   $    34.27
                                                        ========   ========    ========    ==========    ==========   ==========
TOTAL RETURN (b)...................................         9.5%     (24.1%)     (11.4%)       (12.8%)         8.1%        25.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)...............     $529,044   $517,837    $790,602    $1,004,968    $1,396,995   $1,307,332
Ratio of Expenses to Average Net Assets ...........        0.83%      0.82%       0.83%         0.83%         0.81%        0.81%
Ratio of Net Investment Income (Loss) to Average
   Net Assets .....................................        0.68%      0.49%       0.26%         0.16%         0.31%        0.59%
Portfolio Turnover Rate............................          59%        25%         20%           41%           49%          39%

--------------------------------------------------------------------------------

SERIES B (LARGE CAP VALUE)

                                                                             FISCAL YEARS ENDED DECEMBER 31
                                                        ------------------------------------------------------------------------
                                                        2003(d)(o)    2002(d)   2001(d)(g)     2000(d)       1999        1998(d)
                                                        ----------    -------   ----------     -------      -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...............     $  13.84    $  18.59    $  19.93     $  24.39    $    39.81   $    41.60
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss).......................         0.08        0.13        0.18         0.43          0.57         0.83
Net Gain (Loss) on Securities
   (realized and unrealized).......................         1.27       (4.58)      (1.29)       (2.06)        (0.65)        2.60
                                                        --------    --------    --------     --------    ----------   ----------
   Total from investment operations ...............         1.35       (4.45)      (1.11)       (1.63)        (0.08)        3.43
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ............           --       (0.30)      (0.23)       (0.74)        (0.85)       (0.71)
Distributions (from Capital Gains).................           --          --          --           --        (14.49)       (4.51)
Distributions in excess of capital gains ..........           --          --          --        (2.09)           --           --
                                                        --------    --------    --------     --------    ----------   ----------
   Total Distributions.............................           --       (0.30)      (0.23)       (2.83)       (15.34)       (5.22)
                                                        --------    --------    --------     --------    ----------   ----------
NET ASSET VALUE END OF PERIOD .....................     $  15.19    $  13.84    $  18.59     $  19.93    $    24.39   $    39.81
                                                        ========    ========    ========     ========    ==========   ==========
TOTAL RETURN (b)...................................         9.8%      (24.1%)      (5.6%)       (6.8%)         1.5%         7.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)...............     $381,676    $370,746    $563,240     $684,459    $1,051,832   $1,196,979
Ratio of Expenses to Average Net Assets ...........        0.91%       0.91%       0.93%        0.83%         0.82%        0.80%
Ratio of Net Investment Income (Loss) to Average
   Net Assets......................................        1.07%       0.74%       0.89%        1.08%         2.00%        2.02%
Portfolio Turnover Rate............................          70%         68%        145%         145%           73%         119%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES C (MONEY MARKET)

                                                                              FISCAL YEARS ENDED DECEMBER 31
                                                        ------------------------------------------------------------------------
                                                        2003(o)       2002         2001         2000        1999(a)   1998(a)(d)
                                                        -------     --------     --------     --------     --------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................  $ 11.82     $  12.20     $  12.69     $  12.04     $  12.53     $  12.53
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .........................     0.05         0.16         0.54         0.80         0.57         0.68
Net Gain (Loss) on Securities
   (realized and unrealized) .........................    (0.01)       (0.02)       (0.09)       (0.08)       (0.01)       (0.06)
                                                        -------     --------     --------     --------     --------     --------
   Total from investment operations ..................     0.04         0.14         0.45         0.72         0.56         0.62
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...............       --        (0.52)       (0.94)       (0.07)       (1.05)       (0.62)
Distributions (from Capital Gains) ...................       --           --           --           --           --           --
                                                        -------     --------     --------     --------     --------     --------
   Total Distributions ...............................       --        (0.52)       (0.94)       (0.07)       (1.05)       (0.62)
                                                        -------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD ........................  $ 11.86     $  11.82     $  12.20     $  12.69     $  12.04     $  12.53
                                                        =======     ========     ========     ========     ========     ========
TOTAL RETURN (b) .....................................     0.3%         1.2%         3.8%         6.0%         4.6%         5.1%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .................  $97,482     $117,297     $131,277     $119,372     $153,589     $128,083
Ratio of Expenses to Average Net Assets ..............    0.59%        0.58%        0.58%        0.58%        0.57%        0.57%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ........................................    0.71%        1.26%        3.50%        5.79%        4.61%        4.99%
Portfolio Turnover Rate ..............................       --           --           --           --           --           --

--------------------------------------------------------------------------------

SERIES D (GLOBAL)

                                                                              FISCAL YEARS ENDED DECEMBER 31
                                                       -------------------------------------------------------------------------
                                                        2003(o)      2002(i)       2001         2000         1999         1998
                                                       --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .................  $   4.87     $   6.31     $   8.49     $   9.08     $   6.74     $   6.14
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ........................      0.03         0.02           --           --         0.02         0.03
Net Gain (Loss) on Securities
   (realized and unrealized) ........................      0.54        (1.45)       (0.97)        0.37         3.29         1.18
                                                       --------     --------     --------     --------     --------     --------
   Total from investment operations .................      0.57        (1.43)       (0.97)        0.37         3.31         1.21
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..............        --        (0.01)          --           --           --        (0.09)
Distributions (from Capital Gains) ..................        --           --        (0.94)       (0.96)       (0.97)       (0.52)
Distributions (in excess of Capital Gains) ..........        --           --        (0.27)          --           --           --
                                                       --------     --------     --------     --------     --------     --------
   Total Distributions ..............................        --        (0.01)       (1.21)       (0.96)       (0.97)       (0.61)
                                                       --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .......................  $   5.44     $   4.87     $   6.31     $   8.49     $   9.08     $   6.74
                                                       ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ....................................     11.7%       (22.7%)      (12.3%)        3.5%        53.7%        20.1%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ................  $317,187     $305,053     $431,252     $565,950     $525,748     $349,794
Ratio of Expenses to Average Net Assets .............     1.25%        1.23%        1.20%        1.21%        1.21%        1.26%
Ratio of Net Investment Income (Loss) to Average
   Net Assets .......................................     1.06%        0.27%        0.07%       (0.08%)       0.32%        0.92%
Portfolio Turnover Rate .............................       54%          48%          41%          55%          76%         166%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES E (DIVERSIFIED INCOME)

                                                                            FISCAL YEARS ENDED DECEMBER 31
                                                       -------------------------------------------------------------------------
                                                        2003(o)       2002         2001         2000         1999        1998(d)
                                                       --------     --------     --------     --------     --------     --------
PER SHARE DATA ......................................
NET ASSET VALUE BEGINNING OF PERIOD .................  $  11.83     $  11.40     $  11.37     $  10.55     $  12.42     $  12.25
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ........................      0.33         0.51         0.58         0.75         0.76         0.74
Net Gain (Loss) on Securities
   (realized and unrealized) ........................      0.15         0.51         0.20         0.15        (1.22)        0.19
                                                       --------     --------     --------     --------     --------     --------
   Total from investment operations .................      0.48         1.02         0.78         0.90        (0.46)        0.93
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..............        --        (0.59)       (0.75)       (0.08)       (1.41)       (0.76)
Distributions (from Capital Gains) ..................        --           --           --           --           --           --
                                                       --------     --------     --------     --------     --------     --------
   Total Distributions ..............................        --        (0.59)       (0.75)       (0.08)       (1.41)       (0.76)
                                                       --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .......................  $  12.31     $  11.83     $  11.40     $  11.37     $  10.55     $  12.42
                                                       ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ....................................      4.1%         9.3%         7.2%         8.6%        (3.8%)        8.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ................  $186,718     $195,754     $142,538     $122,147     $136,632     $154,722
Ratio of Expenses to Average Net Assets .............     0.84%        0.83%        0.83%        0.84%        0.82%        0.83%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ...................... ................     4.42%        5.00%        5.67%        6.52%        6.34%        6.31%
Portfolio Turnover Rate .............................       51%          32%          46%          63%          25%          70%

--------------------------------------------------------------------------------

SERIES G (LARGE CAP GROWTH)

                                                                FISCAL YEARS ENDED DECEMBER 31
                                                       ------------------------------------------------
                                                        2003(o)      2002(j)      2001(d)    2000(d)(f)
                                                       --------      -------      -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .................  $   4.92      $  6.75      $  7.98      $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ........................        --        (0.02)       (0.02)       (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) ........................      0.60        (1.81)       (1.21)       (2.00)
                                                       --------      -------      -------      -------
   Total from investment operations .................      0.60        (1.83)       (1.23)       (2.02)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..............        --           --           --           --
Distributions (from Capital Gains) ..................        --           --           --           --
                                                       --------      -------      -------      -------
   Total Distributions ..............................        --           --           --           --
                                                       --------      -------      -------      -------
NET ASSET VALUE END OF PERIOD .......................  $   5.52      $  4.92      $  6.75      $  7.98
                                                       ========      =======      =======      =======
TOTAL RETURN (b) ....................................     12.2%       (27.1%)      (15.4%)      (20.2%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ................   $37,423      $29,099      $15,689      $12,139
Ratio of Expenses to Average Net Assets .............     1.19%        1.21%        1.23%        1.28%
Ratio of Net Investment Income (Loss) to Average
   Net Assets .......................................    (0.04%)      (0.20%)      (0.30%)      (0.47%)
Portfolio Turnover Rate .............................       37%          48%           4%           5%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES H (ENHANCED INDEX)

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                                     --------------------------------------------------------------
                                                     2003(c)(n)(o)    2002         2001         2000        1999(e)
                                                     -------------   -------      -------      -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $  6.55      $  8.62      $  9.95      $ 11.15      $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................       0.03         0.05         0.05         0.05         0.04
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       0.69        (2.02)       (1.34)       (1.18)        1.19
                                                        -------      -------      -------      -------      -------
   Total from investment operations ................       0.72        (1.97)       (1.29)       (1.13)        1.23
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --        (0.10)       (0.04)          --        (0.04)
Distributions (from Capital Gains) .................         --           --           --           --        (0.04)
Distributions (in excess of Capital Gains) .........         --           --           --        (0.07)          --
                                                        -------      -------      -------      -------      -------
   Total Distributions .............................         --        (0.10)       (0.04)       (0.07)       (0.08)
                                                        -------      -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ......................    $  7.27      $  6.55      $  8.62      $  9.95      $ 11.15
                                                        =======      =======      =======      =======      =======
TOTAL RETURN (b) ...................................      11.0%       (23.0%)      (13.0%)      (10.2%)       12.3%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $27,359      $25,052      $42,112      $45,820      $25,023
Ratio of Expenses to Average Net Assets ............      0.87%        0.99%        0.91%        0.96%        1.04%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      0.83%        0.56%        0.57%        0.55%        0.82%
Portfolio Turnover Rate ............................        51%          74%          29%          58%          52%

--------------------------------------------------------------------------------

SERIES I (INTERNATIONAL)

                                                                         FISCAL YEARS ENDED DECEMBER 31
                                                        -------------------------------------------------------------
                                                        2003(o)      2002(m)      2001(d)    2000(c)(d)    1999(c)(e)
                                                        -------      -------      -------    ----------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $  6.19      $  7.82      $ 10.35      $ 13.00       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................       0.08        (0.01)       (0.04)       (0.09)       (0.04)
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       0.40        (1.60)       (2.49)       (2.56)        3.04
                                                        -------      -------      -------      -------       ------
   Total from investment operations ................       0.48        (1.61)       (2.53)       (2.65)        3.00
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --        (0.02)          --           --           --
Distributions (from Capital Gains) .................         --           --           --           --           --
                                                        -------      -------      -------      -------       ------
   Total Distributions .............................         --        (0.02)          --           --           --
                                                        -------      -------      -------      -------       ------
NET ASSET VALUE END OF PERIOD ......................    $  6.67      $  6.19      $  7.82      $ 10.35       $13.00
                                                        =======      =======      =======      =======       ======
TOTAL RETURN (b) ...................................       7.8%       (20.6%)      (24.4%)      (20.4%)       30.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $17,717      $15,953      $15,999      $18,071       $9,857
Ratio of Expenses to Average Net Assets ............      1.55%        2.11%        2.25%        2.28%        2.25%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      2.79%       (0.22%)      (0.54%)      (0.98%)      (0.70%)
Portfolio Turnover Rate ............................        10%         190%         175%         139%          98%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES J (MID CAP GROWTH)


                                                                            FISCAL YEARS ENDED DECEMBER 31
                                                       -------------------------------------------------------------------------
                                                        2003(o)       2002       2001(d)       2000(d)       1999        1998(d)
                                                       --------     --------    --------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................   $  16.05     $  24.12     $  32.82     $  30.15     $  22.51     $  21.33
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................      (0.04)       (0.11)       (0.13)       (0.12)       (0.05)       (0.04)
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       4.13        (6.69)       (4.43)        5.37        11.65         3.70
                                                       --------     --------     --------     --------     --------     --------
   Total from investment operations ................       4.09        (6.80)       (4.56)        5.25        11.60         3.66
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --           --           --           --           --        (0.14)
Distributions (from Capital Gains) .................         --        (1.27)       (4.14)       (2.58)       (3.96)       (2.34)
                                                       --------     --------     --------     --------     --------     --------
   Total Distributions .............................         --        (1.27)       (4.14)       (2.58)       (3.96)       (2.48)
                                                       --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD ......................   $  20.14     $  16.05     $  24.12     $  32.82     $  30.15     $  22.51
                                                       ========     ========     ========     ========     ========     ========

TOTAL RETURN (b) ...................................      25.5%       (29.5%)      (14.9%)       16.8%        61.9%        18.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............   $346,460     $293,378     $470,236     $603,714     $429,528     $271,281
Ratio of Expenses to Average Net Assets ............      0.84%        0.83%        0.84%        0.82%        0.82%        0.82%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................     (0.53%)      (0.56%)      (0.53%)      (0.38%)      (0.25%)      (0.21%)
Portfolio Turnover Rate ............................        67%          41%          39%          33%          55%          94%

--------------------------------------------------------------------------------

SERIES N (MANAGED ASSET ALLOCATION)


                                                                            FISCAL YEARS ENDED DECEMBER 31
                                                       -------------------------------------------------------------------------
                                                        2003(o)       2002         2001         2000         1999         1998
                                                        -------      -------      -------      -------      -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $ 11.80      $ 13.63      $ 16.08      $ 16.94      $ 16.01      $ 13.88
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............................       0.13         0.30         0.33         0.39         0.38         0.26
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       1.14        (1.59)       (1.10)       (0.52)        1.15         2.26
                                                        -------      -------      -------      -------      -------      -------
   Total from investment operations ................       1.27        (1.29)       (0.77)       (0.13)        1.53         2.52
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --        (0.54)       (0.44)       (0.04)       (0.60)       (0.24)
Distributions (from Realized Gains) ................         --           --        (1.24)       (0.69)          --        (0.15)
                                                        -------      -------      -------      -------      -------      -------
   Total Distributions .............................         --        (0.54)       (1.68)       (0.73)       (0.60)       (0.39)
                                                        -------      -------      -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ......................    $ 13.07      $ 11.80      $ 13.63      $ 16.08      $ 16.94      $ 16.01
                                                        =======      =======      =======      =======      =======      =======
TOTAL RETURN (b) ...................................      10.8%        (9.6%)       (5.1%)       (0.9%)        9.7%        18.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $75,515      $67,762      $87,348      $88,581      $98,487      $76,121
Ratio of Expenses to Average Net Assets ............      1.23%        1.26%        1.25%        1.25%        1.17%        1.22%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      2.26%        2.22%        2.34%        2.31%        2.45%        2.49%
Portfolio Turnover Rate ............................        97%         116%          98%          44%          24%          10%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES O (EQUITY INCOME)


                                                                             FISCAL YEARS ENDED DECEMBER 31
                                                      --------------------------------------------------------------------------
                                                      2003(d)(o)     2002(d)      2001(d)       2000         1999         1998
                                                      ----------    --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................   $  13.17     $  16.00     $  17.66     $  17.27     $  18.35     $  17.62
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................       0.10         0.20         0.21         0.31         0.30         0.29
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       1.15        (2.26)          --         1.76         0.19         1.30
                                                       --------     --------     --------     --------     --------     --------
   Total from investment operations ................       1.25        (2.06)        0.21         2.07         0.49         1.59
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --        (0.39)       (0.30)       (0.04)       (0.59)       (0.25)
Distributions (from Capital Gains) .................         --        (0.38)       (1.57)       (1.64)       (0.98)       (0.61)
                                                       --------     --------     --------     --------     --------     --------
   Total Distributions .............................         --        (0.77)       (1.87)       (1.68)       (1.57)       (0.86)
                                                       --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD ......................   $  14.42     $  13.17     $  16.00     $  17.66     $  17.27     $  18.35
                                                       ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ...................................       9.5%       (13.4%)        1.3%        12.9%         3.1%         9.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............   $169,886     $163,555     $186,826     $178,756     $207,022     $204,070
Ratio of Expenses to Average Net Assets ............      1.10%        1.09%        1.08%        1.10%        1.09%        1.08%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      1.55%        1.40%        1.32%        1.74%        1.66%        1.93%
Portfolio Turnover Rate ............................        15%          23%          21%          68%          35%          20%

--------------------------------------------------------------------------------

SERIES P (HIGH YIELD)

                                                                                       FISCAL YEARS ENDED DECEMBER 31
                                                        --------------------------------------------------------------------------
                                                        2003(o)      2002(k)      2001(h)       2000        1999(c)     1998(c)(d)
                                                        -------      -------      -------      -------      -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $ 12.79      $ 13.60      $ 14.25      $ 15.51      $ 16.80      $ 17.60
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................       0.41         0.93         1.26         1.12         1.30         0.89
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       1.26        (0.88)       (0.63)       (1.36)       (1.08)        0.12
                                                        -------      -------      -------      -------      -------      -------
   Total from investment operations ................       1.67         0.05         0.63        (0.24)        0.22         1.01
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --        (0.86)       (1.28)       (1.02)       (1.37)       (1.63)
Distributions (from Capital Gains) .................         --           --           --           --        (0.10)       (0.18)
Return of Capital ..................................         --           --           --           --        (0.04)          --
                                                        -------      -------      -------      -------      -------      -------
   Total Distributions .............................         --        (0.86)       (1.28)       (1.02)       (1.51)       (1.81)
                                                        -------      -------      -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ......................    $ 14.46      $ 12.79      $ 13.60      $ 14.25      $ 15.51      $ 16.80
                                                        =======      =======      =======      =======      =======      =======
TOTAL RETURN (b) ...................................      13.1%         0.4%         4.4%        (1.5%)        1.3%         5.8%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $69,117      $41,381      $29,384      $22,616      $19,152      $14,949
Ratio of Expenses to Average Net Assets ............      0.86%        0.88%        0.86%        0.87%        0.18%        0.18%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      7.56%        8.12%        8.73%        8.06%        8.55%        8.17%
Portfolio Turnover Rate ............................        49%          80%          80%          34%          29%          87%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES Q (SMALL CAP VALUE)

                                                                 FISCAL YEARS ENDED DECEMBER 31
                                                        ------------------------------------------------
                                                        2003(o)       2002        2001(d)     2000(d)(f)
                                                        -------      -------      -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $ 11.24      $ 12.79      $ 10.74      $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................      (0.04)       (0.09)       (0.04)       (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       1.82        (0.79)        2.41         0.76
                                                        -------      -------      -------      -------
   Total from investment operations ................       1.78        (0.88)        2.37         0.74
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --           --           --           --
Distributions (from Capital Gains) .................         --        (0.67)       (0.32)          --
                                                        -------      -------      -------      -------
   Total Distributions .............................         --        (0.67)       (0.32)          --
                                                        -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ......................    $ 13.02      $ 11.24      $ 12.79      $ 10.74
                                                        =======      =======      =======      =======
TOTAL RETURN (b) ...................................      15.8%        (7.0%)       22.2%         7.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $57,485      $50,830      $58,198      $10,427
Ratio of Expenses to Average Net Assets ............      1.28%        1.22%        1.18%        1.49%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................     (0.66%)      (0.59%)      (0.42%)      (0.41%)
Portfolio Turnover Rate ............................        33%          56%          47%          81%

--------------------------------------------------------------------------------

SERIES S (SOCIAL AWARENESS)

                                                                            FISCAL YEARS ENDED DECEMBER 31
                                                       -------------------------------------------------------------------------
                                                        2003(o)       2002        2001(d)      2000(d)       1999        1998(d)
                                                       --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................   $  17.58     $  22.64     $  27.62     $  31.71     $  28.40     $  22.25
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................       0.04         0.06         0.04        (0.02)        0.07         0.09
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       1.88        (5.01)       (3.55)       (4.07)        4.60         6.78
                                                       --------     --------     --------     --------     --------     --------
   Total from investment operations ................       1.92        (4.95)       (3.51)       (4.09)        4.67         6.87
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --        (0.11)          --           --        (0.16)       (0.06)
Distributions (from Capital Gains) .................         --           --        (0.53)          --        (1.20)       (0.66)
Distributions (in Excess of Capital Gains) .........         --           --        (0.94)          --           --           --
                                                       --------     --------     --------     --------     --------     --------
   Total Distributions .............................         --        (0.11)       (1.47)          --        (1.36)       (0.72)
                                                       --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD ......................   $  19.50     $  17.58     $  22.64     $  27.62     $  31.71     $  28.40
                                                       ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..................................       10.9%       (21.9%)      (13.1%)      (12.9%)       17.2%        31.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............   $110,684     $108,658     $158,686     $208,709     $236,576     $152,641
Ratio of Expenses to Average Net Assets ............      0.84%        0.83%        0.83%        0.83%        0.82%        0.82%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      0.47%        0.29%        0.17%       (0.05%)       0.29%        0.47%
Portfolio Turnover Rate ............................        20%           5%          10%          24%          24%          23%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES T (TECHNOLOGY)

                                                                FISCAL YEARS ENDED DECEMBER 31
                                                        -----------------------------------------------
                                                        2003(o)        2002       2001(d)    2000(d)(f)
                                                        -------      -------      -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $  2.90      $  4.65      $  6.13      $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................      (0.01)       (0.04)       (0.05)       (0.05)
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       0.77        (1.71)       (1.43)       (3.82)
                                                        -------      -------      -------      -------
   Total from investment operations ................       0.76        (1.75)       (1.48)       (3.87)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --           --           --           --
Distributions (from Capital Gains) .................         --           --           --           --
                                                        -------      -------      -------      -------
   Total Distributions .............................         --           --           --           --
                                                        -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ......................    $  3.66      $  2.90      $  4.65      $  6.13
                                                        =======      =======      =======      =======
TOTAL RETURN (b) ...................................      26.2%       (37.6%)      (24.1%)      (38.7%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $24,889      $14,404      $18,033      $16,035
Ratio of Expenses to Average Net Assets ............      1.54%        1.62%        1.46%        1.50%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................     (1.16%)      (1.40%)      (1.21%)      (1.23%)
Portfolio Turnover Rate ............................       132%         146%         223%         222%

--------------------------------------------------------------------------------

SERIES V (MID CAP VALUE)

                                                                             FISCAL YEARS ENDED DECEMBER 31
                                                       -------------------------------------------------------------------------
                                                        2003(o)       2002        2001(d)       2000         1999        1998(c)
                                                       --------     --------     --------     --------      -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................   $  18.68     $  23.49     $  22.19     $  16.73      $ 14.83      $ 13.13
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................       0.05         0.10         0.09         0.08         0.03         0.03
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       4.59        (3.16)        2.31         5.57         2.66         2.14
                                                       --------     --------     --------     --------      -------      -------
   Total from investment operations ................       4.64        (3.06)        2.40         5.65         2.69         2.17
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --        (0.19)       (0.08)          --        (0.05)       (0.08)
Distributions (from Capital Gains) .................         --        (1.56)       (1.02)       (0.19)       (0.74)       (0.39)
                                                       --------     --------     --------     --------      -------      -------
   Total Distributions .............................         --        (1.75)       (1.10)       (0.19)       (0.79)       (0.47)
                                                       --------     --------     --------     --------      -------      -------
NET ASSET VALUE END OF PERIOD ......................   $  23.32     $  18.68     $  23.49     $  22.19      $ 16.73      $ 14.83
                                                       ========     ========     ========     ========      =======      =======
TOTAL RETURN (b) ..................................       24.8%       (14.1%)       11.1%        33.8%        18.9%        16.6%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............   $174,434     $147,512     $166,860     $115,551      $42,885      $18,523
Ratio of Expenses to Average Net Assets ............      0.84%        0.84%        0.85%        0.84%        0.84%        0.71%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      0.53%        0.46%        0.43%        0.55%        0.32%        0.42%
Portfolio Turnover Rate ............................        60%          65%          50%          35%          57%          72%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES W (MAIN STREET GROWTH & INCOME(R))

                                                                  FISCAL YEARS ENDED DECEMBER 31
                                                        ------------------------------------------------
                                                        2003(o)        2002       2001(d)     2000(d)(f)
                                                        -------      -------      -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $  6.51      $  8.10      $  9.01      $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................       0.02         0.03         0.01           --
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       0.63        (1.59)       (0.91)       (0.98)
                                                        -------      -------      -------      -------
   Total from investment operations ................       0.65        (1.56)       (0.90)       (0.98)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --        (0.03)       (0.01)       (0.01)
Distributions (from Capital Gains) .................         --           --           --           --
                                                        -------      -------      -------      -------
   Total Distributions .............................         --        (0.03)       (0.01)       (0.01)
                                                        -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ......................    $  7.16      $  6.51      $  8.10      $  9.01
                                                        =======      =======      =======      =======
TOTAL RETURN (b) ...................................      10.0%       (19.3%)      (10.0%)       (9.8%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $36,492      $30,559      $37,579      $26,638
Ratio of Expenses to Average Net Assets ............      1.26%        1.24%        1.25%        1.23%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      0.52%        0.37%        0.14%        0.14%
Portfolio Turnover Rate ............................        85%          92%          67%          57%

--------------------------------------------------------------------------------

SERIES X (SMALL CAP GROWTH)

                                                                             FISCAL YEARS ENDED DECEMBER 31
                                                        -------------------------------------------------------------------------
                                                        2003(o)      2002(l)       2001         2000        1999(c)       1998(c)
                                                        -------      -------      -------     --------      -------       -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $  9.30      $ 12.66      $ 17.55     $  19.40      $ 10.67       $ 9.60
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................      (0.05)       (0.10)       (0.09)       (0.07)          --         0.02
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       2.00        (3.26)       (4.80)       (1.59)        9.27         1.07
                                                        -------      -------      -------     --------      -------       ------
   Total from investment operations ................       1.95        (3.36)       (4.89)       (1.66)        9.27         1.09
Less Distributions:
Dividends (from Net Investment Income) .............         --           --           --           --        (0.02)       (0.02)
Distributions (from Capital Gains) .................         --           --           --           --        (0.52)          --
Distributions (in excess of Capital Gains) .........         --           --           --        (0.18)          --           --
Return of Capital ..................................         --           --           --        (0.01)          --           --
                                                        -------      -------      -------     --------      -------       ------
   Total Distributions .............................         --           --           --        (0.19)       (0.54)       (0.02)
                                                        -------      -------      -------     --------      -------       ------
NET ASSET VALUE END OF PERIOD ......................    $ 11.25      $  9.30      $ 12.66     $  17.55      $ 19.40       $10.67
                                                        =======      =======      =======     ========      =======       ======
TOTAL RETURN (b) ...................................      21.0%       (26.5%)      (27.9%)       (8.7%)       87.2%        11.5%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $55,803      $48,193      $73,408     $114,283      $44,095       $5,621
Ratio of Expenses to Average Net Assets ............      1.19%        1.15%        1.15%        1.13%        0.57%        0.59%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................     (1.02%)      (0.89%)      (0.66%)      (0.44%)         --         0.26%
Portfolio Turnover Rate ............................       205%         282%         353%         335%         283%         367%

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES Y (SELECT 25)

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                                        -----------------------------------------------------------
                                                        2003(o)       2002         2001        2000(d)      1999(e)
                                                        -------      -------      -------      -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................    $  6.86      $  9.35      $ 10.38      $ 12.37      $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................         --        (0.01)       (0.02)       (0.02)       (0.01)
Net Gain (Loss) on Securities
   (realized and unrealized) .......................       0.52        (2.48)       (1.01)       (1.97)        2.38
                                                        -------      -------      -------      -------      -------
   Total from investment operations ................       0.52        (2.49)       (1.03)       (1.99)        2.37
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         --           --           --           --           --
Distributions (from Capital Gains) .................         --           --           --           --           --
                                                        -------      -------      -------      -------      -------
   Total Distributions .............................         --           --           --           --           --
                                                        -------      -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD  .....................    $  7.38      $  6.86      $  9.35      $ 10.38      $ 12.37
                                                        =======      =======      =======      =======      =======
TOTAL RETURN (b) ...................................       7.6%       (26.6%)       (9.9%)      (16.1%)       23.7%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............    $34,198      $34,286      $52,998      $65,011      $31,399
Ratio of Expenses to Average Net Assets ............      0.93%        0.89%        0.88%        0.89%        0.97%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ......................................      0.01%       (0.18%)      (0.20%)      (0.16%)      (0.16%)
Portfolio Turnover Rate ............................        49%          34%          38%          68%          54%

--------------------------------------------------------------------------------

                             See accompanying notes.
--------------------------------------------------------------------------------

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

(a) Net investment income per share has been calculated using the weighted monthly average number of capital shares outstanding.
(b) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company.
     Shares of a series of SBL Fund are available only through the purchase of such products.
(c) Fund expenses for Series H, I, P, V and X were reduced by the Investment Manager during the period. Expense ratios absent such reimbursement would have been as follows:

           2003      2002      2001      2000       1999     1998
           ----      ----      ----      ----       ----     ----
Series H   0.96%      --        --        --         --       --
Series I     --       --        --      2.38%      4.20%      --
Series P     --       --        --        --       0.86%    0.93%
Series V     --       --        --        --         --     0.89%
Series X     --       --        --        --       1.33%    1.59%

(d) Expense ratios were calculated without the reduction for earnings credits and marketing fees paid indirectly. Expense ratios with such reductions would have been as follows:

            2003     2002     2001       2000       1999     1998
            ----     ----     ----       ----       ----     ----
Series A     --       --      0.82%     0.82%        --     0.81%
Series B   0.84%    0.82%     0.83%     0.82%        --     0.80%
Series C     --       --        --        --         --     0.57%
Series E     --       --        --        --         --     0.83%
Series G     --       --      1.22%     1.23%        --       --
Series I     --       --      2.24%     2.24%        --       --
Series J     --       --      0.83%     0.82%        --     0.82%
Series O   1.09%    1.08%     1.08%       --         --       --
Series P     --       --        --        --         --     0.18%
Series Q     --       --      1.17%     1.23%        --       --
Series S     --       --      0.84%     0.83%        --     0.82%
Series T     --       --      1.44%     1.48%        --       --
Series V     --       --      0.83%       --         --       --
Series W     --       --      1.24%     1.17%        --       --
Series Y     --       --        --      0.89%        --       --

(e) Series H, I and Y were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.
(f) Series G, Q, T and W were initially capitalized on May 1, 2000 with net asset values of $10 per share. Percentage amounts for the period have been annualized, except for total return.
(g)  The Dreyfus Corporation became Subadvisor of Series B effective
     January 2, 2001. Prior to January 2, 2001, advisory services were provided by the Investment Manager.
(h) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase (decrease) the ratio of net investment income to average net assets from (0.02%) to 0.12%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(i) The financial highlights for Series D as set forth herein exclude the historical financial highlights of Series M. The assets of Series M were acquired by Series D on August 27, 2002.
(j) The financial highlights for Series G as set forth herein exclude the historical financial highlights of Series L. The assets of Series L were acquired by Series G on August 27, 2002.
(k) The financial highlights for Series P as set forth herein exclude the historical financial highlights of Series K. The assets of Series K were acquired by Series P on August 27, 2002.
(l)  RS Investments, Inc., became the Subadvisor of Series X effective
     September 3, 2002. Prior to September 3, 2002, Security Management
     Company, LLC (SMC) paid Strong Capital Management, Inc., for sub-advisory services.
(m) Franklin Templeton Investments became the Subadvisor of Series I effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Deutsche Asset Management, Inc., for sub-advisory services.
(n)  Northern Trust became the Subadvisor of Series H effective May 1,
     2003. Prior to May 1, 2003, Security Management Company, LLC(SMC) paid Deutsche Asset Management for sub-advisory services.
(o) Unaudited figures for the six months ended June 30, 2003. Percentage amounts for the period, except total return, have been annualized.

                             See accompanying notes.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

     SBL Fund (The Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. Shares of the Fund will be sold only to separate accounts of Security Benefit Life Insurance Company (SBL). The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. SECURITIES VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. If there is no bid or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     C. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The series which invest in foreign securities and currencies do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign exchange contracts in connection with foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the Series have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

     E. FUTURES - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the series is required to deposit

--------------------------------------------------------------------------------

JUNE 30, 2003

cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

     F. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively, (and the writer the obligation to sell or purchase) a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

     G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities.

     H. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

     I. TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     J. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund earns credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

     K. SECURITIES LENDING - Certain of the Series may lend up to 33 1/3% of the total value of its total assets to broker/dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each series receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the series. The series has the right under the lending agreement to recover the securites from the borrower on demand.

     L. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees are payable to Security Management Company, LLC (SMC) under an investment advisory contract at an annual rate of .50% of the average daily net assets for Series C, .75% for Series A, B, E, H, J, P, S, V and Y, 1.00% for Series D, G, N, O, Q, T, W and X and 1.10% for Series I.

     SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of SBL Series D and another Fund managed by SMC, Security Equity Fund Global Series, computed on a daily basis as follows:

Combined Average Daily Net Assets of the Series       Annual Fees
-----------------------------------------------       -----------
$0 to $300 Million .........................              .35%
$300 Million to $750 Million ...............              .30%
$750 million or more .......................              .25%

     SMC also pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily net assets of Series W, computed on a daily basis as follows:

Average Daily Net Assets of the Series                Annual Fees
--------------------------------------                -----------
$0 to $50 Million ..........................              .35%
$50 Million to $250 Million ................              .30%
$250 million or more .......................              .25%

     SMC pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $25,000,000 of average daily net assets of Series N and .35% of the average daily net assets of Series N in excess of $25,000,000 for management services provided to that Series. SMC also pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $20,000,000 of average daily net assets of Series O and .40% of the average daily net assets in excess of $20,000,000 for management services provided to Series O.

     SMC pays Strong Capital Management, Inc. with respect to Series Q, an annual fee based on the average net assets of the Series. The fees for these services are out-lined below:

Average Daily Net Assets of the Series                Annual Fees
--------------------------------------                -----------
Less Than $150 Million .....................             0.50%
$150 Milllion to $500 Million ..............             0.45%
$500 Million or more .......................             0.40%

     SMC pays RS Investments an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series X and Security Equity Fund Small Cap Growth Series, computed on a daily basis as follows:

--------------------------------------------------------------------------------

JUNE 30, 2003

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Combined Average Daily Net Assets                     Annual Fees
---------------------------------                     -----------
$0 to $100 Million .........................             0.55%
$100 Milllion to $400 Million ..............             0.50%
Over $400 Million ..........................             0.45%

     Prior to May 1, 2003, SMC paid Deutsche Asset Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series H and another Fund, managed by SMC, Security Equity Fund Enhanced Index Series, as follows:

Combined Average Daily Net Assets of the Series       Annual Fees
-----------------------------------------------       -----------
$0 to $100 Million .........................              .20%
$100 Million to $300 Million ...............              .15%
$300 million or more .......................              .13%

     Effective May 1, 2003, Northern Trust began providing investment advisory services to Series H and another fund managed by SMC, Security Equity Fund Enhanced Index Series. For the services provided to Series H, SMC pays Northern Trust an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series H and Security Equity Fund Enhanced Index Series, computed on a daily basis as follows:

Combined Average Daily Net Assets of the Series       Annual Fees
-----------------------------------------------       -----------
$0 to $100 Million .........................              .20%
$100 Million to $300 Million ...............              .15%
$300 Million or more .......................              .13%

     In addition, SMC has voluntarily agreed to waive .25% of the management fees for Series H effective 05/01/03.

     SMC pays Templeton Investment Counsel, LLC an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series I and another fund managed by SMC, Security Equity Fund International Series, computed on a daily basis as follows:

Combined Average Daily Net Assets of the Series       Annual Fees
-----------------------------------------------       -----------
$0 to $50 Million ..........................             .625%
$50 Million to $200 Million ................             .465%
$200 Million to $500 Million ...............             .375%
Over $500 Million ..........................             .350%

     For the services provided to Series T, SMC pays Wellington Management an annual fee equal to .50% of the average net assets of Series T.

     SMC pays the Dreyfus Corporation an annual fee equal to .25% of the average daily closing value of the combined net assets of Series B and another fund managed by SMC, Security Large Cap Value Fund (formerly Security Growth & Income
Fund) computed on a daily basis. Beginning January 1, 2002, the Dreyfus Corporation agreed to waive .10% of the average daily closing value of the combined net assets of Series B and another fund managed by SMC, Security Large Cap Value Fund, computed on a daily basis until December 31, 2006.

     The investment advisory contract between the Fund and SMC provides that the total annual expenses of each series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. For the six months ended June 30, 2003, SMC agreed to limit the total expenses for Series P, V, and X to an annual rate of 2% of the average daily net asset value of each respective series, limit Series I and Series T to an annual rate of 2.25% and limit Series G, H, Q, W and Y to an annual rate of 1.75%.

     The Fund has entered into a contract with SMC for transfer agent services and administrative services provided to the Fund. The administrative services provided by SMC principally include all fund and portfolio accounting and regulatory filings. For providing these services, SMC receives a fee at the annual rate of .045% of the average daily net assets of the Series A, B, C, D, E, I, J, N, O, P, S, T and V, plus the greater of .10% of the average daily net assets of Series D, I, N and T, or $60,000. With respect to series G, H, Q, W, X, and Y, SMC receives a fee at an annual rate of .09% of the average daily net assets of the series.

     The Fund has directed SMC and certain of the sub-advisors to execute certain portfolio trades with broker/dealers in a manner that will benefit the Fund. Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company, is a national distributor for SBL Fund. These broker/dealers have agreed to either direct a portion of their brokerage commissions to SDI for use in promoting the distribution of Fund shares, or to provide brokerage credits, benefits or other services to be used to promote distribution of Fund shares (the "Brokerage Enhancement Plan"). The duty to seek best execution still applies to these portfolio trades. For the six months ended June 30, 2003, the amounts generated under the Brokerage Enhancement Plan were as follows: Series A $0, Series B $135,339, Series G $0, Series J $0, Series O $7,092, Series S $0, Series V $0, and Series Y $0.

--------------------------------------------------------------------------------

JUNE 30, 2003

3. UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENT SECURITIES

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series'investments as of June 30, 2003 were as follows:

                                   AGGREGATE GROSS        AGGREGATE GROSS         NET UNREALIZED
                                     UNREALIZED              UNREALIZED            APPRECIATION
                                    APPRECIATION            DEPRECIATION          (DEPRECIATION)
                                   ---------------        ---------------         --------------
SERIES A
  (Equity) ......................    $88,150,519            $(45,045,851)           $43,104,668
SERIES B
  (Large Cap Value) .............     22,162,951             (21,593,705)               569,246
SERIES C
  (Money Market) ................         26,727                  (3,424)                23,303
SERIES D
  (Global) ......................     35,734,289             (34,477,093)             1,257,196
SERIES E
  (Diversified Income) ..........     12,904,705              (2,042,998)            10,861,707
SERIES G
  (Large Cap Growth) ............      1,778,852              (3,161,321)            (1,382,469)
SERIES H
  (Enhanced Index) ..............      1,677,016              (4,716,435)            (3,039,419)
SERIES I
  (International) ...............      1,429,086              (1,396,902)                32,184
SERIES J
  (Mid Cap Growth) ..............     69,540,044             (63,495,558)             6,044,486
SERIES N
  (Managed Asset Allocation) ....      6,188,623              (3,798,121)             2,390,502
SERIES O
  (Equity Income) ...............     15,242,544             (23,648,190)            (8,405,646)
SERIES P
  (High Yield) ..................      3,976,760              (3,579,019)               397,741
SERIES Q
  (Small Cap Value) .............      8,982,316              (5,359,270)             3,623,046
SERIES S
  (Social Awareness) ............     12,579,413             (17,050,256)            (4,470,843)
SERIES T
  (Technology) ..................      2,447,304                (648,925)             1,798,379
SERIES V
  (Mid Cap Value) ...............     37,852,031             (14,570,971)            23,281,060
SERIES W
  (Main Street Growth & Income) .      3,010,079              (2,228,648)               781,431
SERIES X
  (Small Cap Growth) ............     10,091,234                (260,483)             9,830,751
SERIES Y
  (Select 25) ...................      2,222,021              (4,649,446)            (2,427,425)

4. INVESTMENT TRANSACTIONS

     Investment transactions for the six months ended June 30, 2003, (excluding overnight investments and short-term debt securities) are as follows:

                                                                PROCEEDS
                                         PURCHASES             FROM SALES
                                         ---------             ----------
SERIES A
  (Equity) ......................       $141,880,529          $157,000,617
SERIES B
  (Large Cap Value) .............        122,292,234           149,910,908
SERIES C
  (Money Market) ................                 --                    --
SERIES D
  (Global) ......................         76,679,683            90,568,841
SERIES E
  (Diversified Income) ..........         47,286,117            58,327,370
SERIES G
  (Large Cap Growth) ............          9,937,264             5,581,126
SERIES H
  (Enhanced Index) ..............          7,028,072             5,939,509
SERIES I
  (International) ...............          1,516,097               732,643
SERIES J
  (Mid Cap Growth) ..............         98,304,122           119,042,398
SERIES N
  (Managed Asset Allocation) ....         32,370,523            32,337,557
SERIES O
  (Equity Income) ...............         11,185,261            18,288,526
SERIES P
  (High Yield) ..................         33,317,889            12,074,871
SERIES Q
  (Small Cap Value) .............          7,977,283            12,648,211
SERIES S
  (Social Awareness) ............         10,015,512            19,247,945
SERIES T
  (Technology) ..................         16,844,718            10,605,841
SERIES V
  (Mid Cap Value) ...............         43,443,519            49,489,640
SERIES W
  (Main Street Growth & Income) .         15,266,772            12,920,379
SERIES X
  (Small Cap Growth) ............         44,765,841            48,299,281
SERIES Y
  (Select 25) ...................          7,621,988             9,828,605

--------------------------------------------------------------------------------

JUNE 30, 2003

5. OPEN FUTURES CONTRACTS

                                             NUMBER OF        EXPIRATION        CONTRACT         MARKET         UNREALIZED
                             POSITION        CONTRACTS           DATE            AMOUNT           VALUE         GAIN (LOSS)
                             --------        ---------        -----------       --------         ------         -----------
SERIES H
--------
S&P 500 E-Mini Future          Long              25            09/19/03        $1,243,638       $1,216,563       $(27,074)
                                                                                                                 ========

6. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Fund for the period ending June 30, 2003 and year ending December 31, 2002, were as follows:

                               2003               2003              2003                 2003
                              SHARES             AMOUNT            SHARES               AMOUNT
                               SOLD               SOLD           REINVESTED           REINVESTED
                              ------             ------          ----------           ----------
SERIES A
(Equity)                    2,709,229         $ 46,499,398              --             $     --

SERIES B
(Large Cap Value)           1,812,091           25,823,623              --                   --

SERIES C
(Money Market)              9,158,906          108,409,191              --                   --

SERIES D
(Global)                   12,761,555           63,889,963              --                   --

SERIES E
(Diversified Income)        4,466,266           53,568,860              --                   --

SERIES G
(Large Cap Growth)          3,529,287           18,340,845              --                   --

SERIES H
(Enhanced Index)              981,392            6,556,903              --                   --

SERIES I
(International)             1,400,966            8,373,134              --                   --

SERIES J
(Mid Cap Growth)            2,580,520           44,521,320              --                   --

SERIES N
(Managed Asset
 Allocation)                  898,687           10,926,603              --                   --

SERIES O
(Equity Income)             1,845,804           24,459,853              --                   --

SERIES P
(High Yield)                3,099,753           42,009,192              --                   --

SERIES Q
(Small Cap Value)           1,464,085           17,456,563              --                   --

SERIES S
(Social Awareness)            393,623            7,080,387              --                   --

SERIES T
(Technology)                3,470,071           11,652,849              --                   --

SERIES V
(Mid Cap Value)             1,349,394           27,686,679              --                   --

SERIES W
(Main Street Growth
 & Income(R))               1,266,652            8,421,781              --                   --

SERIES X
(Small Cap Growth)            972,188            9,407,071              --                   --

SERIES Y
(Select 25)                 1,057,243            7,345,924              --                   --

                                                                       2003                2003
                              2003                2003               INCREASE            INCREASE
                             SHARES              AMOUNT             (DECREASE)          (DECREASE)
                            REDEEMED            REDEEMED              SHARES              AMOUNT
                            --------            --------             ---------           ---------
SERIES A
(Equity)                   (4,767,887)       $ (81,558,466)         (2,058,658)         $(35,059,068)

SERIES B
(Large Cap Value)          (3,470,040)         (48,218,105)         (1,657,949)          (22,394,482)

SERIES C
(Money Market)            (10,864,311)        (128,604,130)         (1,705,405)          (20,194,939)

SERIES D
(Global)                  (17,052,317)         (83,487,395)         (4,290,762)          (19,597,432)

SERIES E
(Diversified Income)       (5,842,924)         (70,239,390)         (1,376,658)          (16,670,530)

SERIES G
(Large Cap Growth)         (2,670,457)         (13,899,146)            858,830             4,441,699

SERIES H
(Enhanced Index)           (1,043,653)          (6,861,716)            (62,261)             (304,813)

SERIES I
(International)            (1,322,839)          (7,988,318)             78,127               384,816

SERIES J
(Mid Cap Growth)           (3,649,715)         (61,533,658)         (1,069,195)          (17,012,338)

SERIES N
(Managed Asset
 Allocation)                 (865,642)         (10,282,532)             33,045               644,071

SERIES O
(Equity Income)            (2,485,272)         (32,310,833)           (639,468)           (7,850,980)

SERIES P
(High Yield)               (1,556,524)         (21,399,523)          1,543,229            20,609,669

SERIES Q
(Small Cap Value)          (1,570,175)         (17,801,705)           (106,090)             (345,142)

SERIES S
(Social Awareness)           (899,750)         (16,071,007)           (506,127)           (8,990,620)

SERIES T
(Technology)               (1,637,536)          (5,148,532)          1,832,535             6,504,317

SERIES V
(Mid Cap Value)            (1,766,262)         (33,871,746)           (416,868)           (6,185,067)

SERIES W
(Main Street Growth
 & Income(R))                (867,531)          (5,624,007)            399,121             2,797,774

SERIES X
(Small Cap Growth)         (1,195,708)         (11,039,384)           (223,520)           (1,632,313)

SERIES Y
(Select 25)                (1,416,018)          (9,766,768)           (358,775)           (2,420,844)

JUNE 30, 2003

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                              2002               2002              2002              2002
                             SHARES             AMOUNT            SHARES            AMOUNT
                              SOLD               SOLD           REINVESTED        REINVESTED
                             ------             ------          ----------        ----------
SERIES A
(Equity)                    7,260,384        $138,505,392         268,903         $ 5,071,133

SERIES B
(Large Cap Value)           4,676,076          74,306,264         536,053           8,553,190

SERIES C
(Money Market)             33,430,237         399,505,225         459,451           5,440,785

SERIES D
(Global)                   25,626,508         145,865,165          89,187             437,908

SERIES E
(Diversified Income)       13,627,452         155,226,900         651,903           7,170,930

SERIES G
(Large Cap Growth)          4,601,888          28,011,321              --                  --

SERIES H
(Enhanced Index)            3,152,162          23,351,286          57,901             434,212

SERIES I
(International)             4,779,331          32,291,442           8,585              53,140

SERIES J
(Mid Cap Growth)            6,202,929         117,507,106       1,151,899          24,431,773

SERIES N
(Managed Asset
 Allocation)                1,513,854          19,211,866         258,250           3,220,283

SERIES O
(Equity Income)             5,511,289          80,235,397         615,989           9,226,862

SERIES P
(High Yield)                2,604,076          35,483,365         195,914           2,505,696

SERIES Q
(Small Cap Value)           6,124,920          79,310,475         256,159           2,945,948

SERIES S
(Social Awareness)          1,255,082          24,740,101          34,954             680,253

SERIES T
(Technology)                3,255,619          11,164,406              --                  --

SERIES V
(Mid Cap Value)             5,090,314         108,600,427         596,019          12,984,871

SERIES W
(Main Street Growth
 & Income(R))               2,900,937          21,037,042          20,304             134,209

SERIES X
(Small Cap Growth)          4,109,274          43,855,158              --                  --

SERIES Y
(Select 25)                 2,264,215          17,624,964              --                  --

                                                                       2002                2002
                              2002                 2002              INCREASE            INCREASE
                             SHARES               AMOUNT            (DECREASE)          (DECREASE)
                            REDEEMED             REDEEMED             SHARES              AMOUNT
                            --------             --------            ---------           ---------
SERIES A
(Equity)                  (12,116,332)        $(230,718,755)        (4,587,045)        $(87,142,230)

SERIES B
(Large Cap Value)          (8,723,011)         (136,224,535)        (3,510,882)         (53,365,081)

SERIES C
(Money Market)            (34,728,637)         (415,018,862)          (838,949)         (10,072,852)

SERIES D
(Global)                  (35,415,183)         (198,960,789)        (9,699,488)         (52,657,716)

SERIES E
(Diversified Income)      (10,237,950)         (116,699,246)         4,041,405           45,698,584

SERIES G
(Large Cap Growth)         (3,588,641)          (19,156,784)         1,013,247            8,854,537

SERIES H
(Enhanced Index)           (4,267,271)          (30,644,293)        (1,057,208)          (6,858,795)

SERIES I
(International)            (4,258,911)          (28,841,127)           529,005            3,503,455

SERIES J
(Mid Cap Growth)           (8,579,163)         (161,413,212)        (1,224,335)         (19,474,333)

SERIES N
(Managed Asset
 Allocation)               (2,436,607)          (30,555,376)          (664,503)          (8,123,227)

SERIES O
(Equity Income)            (5,389,230)          (76,430,884)           738,048           13,031,375

SERIES P
(High Yield)               (3,066,967)          (40,807,283)          (266,977)          (2,818,222)

SERIES Q
(Small Cap Value)          (6,408,672)          (79,798,979)           (27,593)           2,457,444

SERIES S
(Social Awareness)         (2,119,150)          (40,984,098)          (829,114)         (15,563,744)

SERIES T
(Technology)               (2,157,348)           (7,631,430)         1,098,271            3,532,976

SERIES V
(Mid Cap Value)            (4,893,675)          (98,182,744)           792,658           23,402,554

SERIES W
(Main Street Growth
 & Income(R))              (2,866,195)          (19,902,732)            55,046            1,268,519

SERIES X
(Small Cap Growth)         (4,726,160)          (50,113,589)          (616,886)          (6,258,431)

SERIES Y
(Select 25)                (2,938,619)          (23,094,553)          (674,404)          (5,469,589)

--------------------------------------------------------------------------------

JUNE 30, 2003

7. OPTIONS WRITTEN

     The following options written were outstanding for Series J at June 30, 2003:

SERIES J - PUT OPTIONS WRITTEN OUTSTANDING

                                       Expiration      Exercise        Number of        Market
Common Stock                              Date           Price         Contracts         Value
------------                          ------------     ----------     -----------     -----------
Ligand Pharmaceuticals, Inc.            8/16/03         $ 7.50            150           $ 3,750
Varco International                     7/18/03          20.00            500            40,000
                                                                                        -------
Total put options outstanding (premiums received, $42,798)                              $43,750
                                                                                        =======

     Transactions in options written for Series J for the six-month period ended June 30, 2003 were as follows:

SERIES J - CALL OPTIONS WRITTEN

                                          Number of          Premium
                                          Contracts           Amount
                                         ----------         ---------
Balance at December 31, 2002                    720         $ 156,235
Opened                                           40            10,150
Expired                                        (480)          (74,828)
Exercised                                      (280)          (91,557)
                                         ----------         ---------
Balance at June 30, 2003                         --         $      --
                                         ==========         =========

SERIES J - PUT OPTIONS WRITTEN

                                          Number of          Premium
                                          Contracts           Amount
                                         ----------         ---------
Balance at December 31, 2002                  1,160         $ 140,490
Opened                                        2,442           199,260
Expired                                      (2,752)         (271,719)
Exercised                                      (200)          (25,233)
                                             ------         ---------
Balance at June 30, 2003                        650         $  42,798
                                             ======         =========

     The following options written were outstanding for Series Q at June 30, 2003:

SERIES Q - CALL OPTIONS WRITTEN OUTSTANDING

                                Expiration      Exercise      Number of        Market
Common Stock                       Date           Price       Contracts        Value
------------                   ------------    ----------    -----------   -------------
Allete, Inc.                     07/18/03        $22.50            10          $3,900
                                 07/18/03         25.00             5             775
American Eagle
  Outfitters, Inc.               07/18/03         15.00             5           1,600
                                 08/15/03         17.50            10           1,650
Andrx Corporation                07/18/03         25.00             5              50
                                 09/19/03         20.00            10           2,050
                                 09/19/03         22.50             5             575
                                 09/19/03         25.00             5             300
Applera Corporation Applied
  Biosystems Group               07/18/03         17.50             5             875
                                 07/18/03         20.00            20             800
                                 07/18/03         22.50             5              25
                                 09/19/03         17.50             5           1,225
                                 09/19/03         20.00            15           1,800
                                 09/19/03         22.50             5             250
Armor Holdings, Inc.             11/21/03         15.00            10             400
BJ Services Company              07/18/03         32.50             5           2,450
                                 07/18/03         35.00             5           1,375
                                 07/18/03         37.50            15           1,725
                                 07/18/03         40.00            10             200
Black Box Corporation            07/18/03         35.00            10           1,850
                                 07/18/03         40.00            25             125
                                 09/19/03         35.00            25           8,500
                                 09/19/03         40.00            15           2,025
Celestica, Inc.                  07/18/03         15.00            10           1,150
                                 09/19/03         12.50             5           1,800
Eclipsys Corporation             09/19/03         10.00            10           1,100
EGL, Inc.                        08/15/03         15.00            10           1,050

SERIES Q - CALL OPTIONS WRITTEN OUTSTANDING (CONTINUED)

                                Expiration      Exercise      Number of        Market
Common Stock                       Date           Price       Contracts        Value
------------                   ------------    ----------    -----------   -------------
Harmony Gold Mining              11/21/03        $12.50            15          $2,625
                                 11/21/03         15.00            30           2,700
IDX Systems Corporation          07/18/03         15.00             5             400
                                 08/15/03         15.00            10           1,500
J. Jill Group, Inc.              07/18/03         15.00            10           1,800
                                 07/18/03         17.50             5             175
                                 12/19/03         15.00             5           1,500
JDA Software Group, Inc.         10/17/03         12.50            10             800
Manor Care, Inc.                 11/21/03         22.50             5           1,550
                                 11/21/03         25.00             5             775
McMoran Exploration Company      08/15/03         12.50             5             125
                                 11/21/03         10.00             5           1,000
                                 11/21/03         12.50            10             850
Meridian Gold, Inc.              07/18/03         10.00            15           2,250
                                 10/17/03         10.00             5           1,000
                                 10/17/03         12.50            10             750
OM Group, Inc.                   07/18/03         10.00            15           6,900
                                 07/18/03         12.50            10           2,250
                                 07/18/03         15.00            15             750
                                 07/18/03         17.50            15             375
                                 08/15/03         15.00            10           1,000
Omnicare, Inc.                   07/18/03         27.50             5           3,050
                                 09/19/03         25.00             5           4,400
                                 09/19/03         27.50            10           6,300
                                 09/19/03         30.00             5           2,150
Orasure Technologies, Inc.       10/17/03          7.50            30           2,400
Pegasus Solutions, Inc.          07/18/03         12.50            25           8,750
Pride International, Inc.        07/18/03         17.50             5             775
R.H.Donnelley Corporation        08/15/03         30.00            45          28,800
                                 08/15/03         35.00            15           2,925
                                 11/21/03         35.00             5           1,550
Sharper Image Corporation        07/18/03         25.00            20           4,800
                                 08/15/03         20.00             5           3,600
                                 08/15/03         25.00            10           2,900
                                 08/15/03         30.00             5             250
Shopko Stores, Inc.              09/19/03         12.50             5             600
Smith International, Inc.        07/18/03         30.00             5           3,350
                                 07/18/03         37.50            10             900
                                 07/18/03         40.00             5             125
Too, Inc.                        08/15/03         17.50             5           1,400
                                 08/15/03         20.00             5             575
United States Steel Corporation  07/18/03         12.50            10           3,800
                                 10/17/03         15.00             5           1,000
                                 10/17/03         17.50            15             900
                                                                             --------
Total call options outstanding (premiums received, $153,158)                 $156,000
                                                                             ========

     Transactions in options written for Series Q for the six-month period ended June 30, 2003 were as follows:

SERIES Q - CALL OPTIONS WRITTEN

                                          Number of          Premium
                                          Contracts           Amount
                                         ----------         ---------
Balance at December 31, 2002                 1,385          $276,584
Opened                                       2,495           447,225
Bought Back                                 (2,941)         (540,413)
Expired                                       (120)          (15,726)
Exercised                                      (84)          (14,512)
                                         ----------        ---------
Balance at June 30, 2003                       735          $153,158
                                         ==========        =========

--------------------------------------------------------------------------------

JUNE 30, 2003

SERIES V - OPTIONS WRITTEN OUTSTANDING

     The following options written were outstanding for Series V at June 30, 2003:

SERIES V - CALL OPTIONS WRITTEN OUTSTANDING

                                Expiration      Exercise      Number of        Market
Common Stock                       Date           Price       Contracts        Value
------------                   ------------    ----------    -----------   -------------
Inamed Corporation               07/18/03        $45.00           179        $173,630
Pinnacle West Capital
   Corporation                   07/18/03         35.00           205          50,225
Protein Design Labs, Inc.        11/21/03         17.50           960         129,600
Swift Transportation
   Company, Inc.                 07/18/03         20.00           450           4,500
                                                                            ---------
Total call options outstanding (premiums received, $230,759)                 $357,955
                                                                            =========

SERIES V - PUT OPTIONS WRITTEN OUTSTANDING

                                Expiration      Exercise      Number of        Market
Common Stock                       Date           Price       Contracts        Value
------------                   ------------    ----------    -----------   -------------
Arch Coal, Inc.                  07/18/03        $17.50           430         $10,750
J.M. Smucker                     07/18/03         35.00            40           1,000
Jefferies Group, Inc.            07/18/03         35.00            10             250
Swift Transportation
   Company, Inc.                 07/18/03         17.50            25           1,000
Transocean, Inc.                 08/15/03         17.50           390           3,900
                                                                             --------
Total put options outstanding (premiums received, $133,560)                   $16,900
                                                                             ========

     Transactions in options written for Series V for the period ended June 30, 2003 were as follows:

SERIES V - CALL OPTIONS WRITTEN

                                          Number of          Premium
                                          Contracts           Amount
                                         ----------         ---------
Balance at December 31, 2002                   200          $ 57,398
Opened                                       4,486           443,908
Expired                                     (1,960)         (178,664)
Exercised                                     (932)          (91,883)
                                            ------          --------
Balance at June 30, 2003                     1,794          $230,759
                                            ======          ========

SERIES V - PUT OPTIONS WRITTEN

                                          Number of          Premium
                                          Contracts           Amount
                                         ----------         ---------
Balance at December 31, 2002                   926           $154,932
Opened                                       3,439            363,493
Expired                                     (2,724)          (299,186)
Exercised                                     (746)           (85,679)
                                            ------           --------
Balance at June 30, 2003                       895           $133,560
                                            ======           ========

--------------------------------------------------------------------------------

JUNE 30, 2003

8. FEDERAL TAX MATTERS

     At December 31, 2002, the following funds had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

                                                          DEFERRED
                 CAPITAL LOSS                           POST-OCTOBER
                  CARRYOVERS          EXPIRES IN           LOSSES
                  ----------          ----------           ------
Series A         $ 28,163,255            2009            $13,465,288
Series B         $220,447,557            2008            $14,734,104
                    5,057,813            2009
                   87,172,720            2010
                 ------------
                 $312,678,090
                 ============
Series D         $ 12,402,339            2009            $ 3,517,259
                   26,609,552            2010
                 ------------
                 $ 39,011,891
                 ============

Series E         $    427,622            2004                     --
                    3,286,357            2005
                      389,008            2007
                    9,322,945            2008
                      680,786            2010
                 ------------
                 $ 14,106,718
                 ============

Series G         $     80,073            2008            $   254,733
                    9,976,892            2009
                    4,762,728            2010
                 ------------
                 $ 14,819,693
                 ============

Series H         $    588,735            2008            $  3,704,732
                    2,046,119            2009
                    3,351,705            2010
                 ------------
                 $  5,986,559
                 ============

Series I         $    872,084            2008                      --
                    3,709,592            2009
                    3,502,191            2010
                 ------------
                 $  8,083,867
                 ============

                                                          DEFERRED
                 CAPITAL LOSS                           POST-OCTOBER
                  CARRYOVERS          EXPIRES IN           LOSSES
                  ----------          ----------           ------
Series J          $12,372,117            2010            $  9,310,788
Series N          $   240,046            2009            $    282,544
                    3,450,551            2010
                  -----------
                  $ 3,690,597
                  ===========
Series P          $   452,492            2007                      --
                      628,276            2008
                    1,384,178            2009
                    1,081,601            2010
                  -----------
                  $ 3,546,547
                  ===========
Series Q                   --              --            $  1,043,254
Series S          $ 4,851,442            2009                      --
                    3,634,862            2010
                  -----------
                  $ 8,486,304
                  ===========
Series T          $    68,476            2008                      --
                   10,040,453            2009
                    8,108,217            2010
                  -----------
                  $18,217,146
                  ===========
Series W          $    46,888            2008            $    564,481
                    3,823,461            2009
                    4,844,192            2010
                  -----------
                  $ 8,714,541
                  ===========
Series X          $11,328,093            2008                      --
                   41,764,811            2009
                    9,772,253            2010
                  -----------
                  $62,865,157
                  ===========
Series Y          $    91,338            2007            $    332,023
                    4,034,029            2008
                    5,673,178            2009
                    5,905,423            2010
                  -----------
                  $15,703,968
                  ===========

     The tax character of distributions paid during the year ended December 31, 2002 was the same as financial statement purposes, except for the following series:

Distributions from:

                               ORDINARY          LONG-TERM                            RETURN
                                INCOME          CAPITAL GAIN        SUBTOTAL        OF CAPITAL            TOTAL
                                ------          ------------        --------        ----------            -----
2002
----
Series O ...............      $4,749,665         $4,477,197         $9,226,862              --          $ 9,226,862

--------------------------------------------------------------------------------

JUNE 30, 2003

8. FEDERAL TAX MATTERS (CONTINUED)

     As of December 31, 2002, the components of distributable earnings on a tax basis were the same as financial statement purposes except for the following series:

                                UNDISTRIBUTED       UNDISTRIBUTED        ACCUMULATED           UNREALIZED
                                  ORDINARY            LONG-TERM          CAPITAL AND          APPRECIATION
                                   INCOME               GAIN             OTHER LOSSES        (DEPRECIATION)
                                   ------               ----             ------------        --------------
Series A ...................     $  228,727                  --         $ (41,628,543)       $  (1,802,118)
Series B ...................        167,744                  --          (327,412,194)         (50,588,437)
Series D ...................        134,358                  --           (42,529,150)         (46,670,775)
Series E ...................      8,490,049                  --           (14,106,718)           5,982,000
Series G ...................             --                  --           (15,074,426)          (8,674,589)
Series H ...................          4,215                  --            (9,691,291)          (9,624,968)
Series I ...................            174                  --            (8,083,867)          (1,284,234)
Series J ...................             --                  --           (21,682,905)         (66,472,323)
Series N ...................         52,469                  --            (3,973,141)          (6,097,838)
Series O ...................        260,830           1,474,867                    --          (25,565,585)
Series P ...................        141,103                  --            (3,546,547)          (5,362,250)
Series Q ...................             --             473,211            (1,043,254)          (4,645,719)
Series T ...................             --                  --           (18,217,146)          (2,700,635)
Series V ...................          9,890           2,941,249                    --          (12,522,721)
Series W ...................            801                  --            (9,279,022)          (4,726,118)
Series X ...................             --                  --           (62,865,157)             819,161

     The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, passive foreign investment companies and certain securities that were appreciated at January 1, 2001.

--------------------------------------------------------------------------------

DIRECTOR DISCLOSURE
JUNE 30, 2003

                                                                                                                     NUMBER OF
                                                                           PRINCIPAL                                 PORTFOLIOS IN
NAME,                        POSITION(S)        TERM OF                    OCCUPATION(S)                             FUND COMPLEX
ADDRESS AND                  HELD WITH          OFFICE AND                 DURING THE PAST                           OVERSEEN BY
AGE                          THE FUND           LENGTH OF TIME SERVED      5 YEARS                                   THE DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.         Director**         1994 to present***         Business broker,                                36
One Security Benefit Place                                                   Griffith & Blair Realtors
Topeka, KS  66636-0001                                                     Manager, Star Sign, Inc.
56

Penny A. Lumpkin             Director**         1993 to present***         President, Vivian's Gift Shop                   36
One Security Benefit Place                                                 Vice President, Palmer Companies, Inc.
Topeka, KS  66636-0001                                                     Vice President, Bellairre Shopping Center
63                                                                         Partner, Goodwin Ent.
                                                                           Partner, PLB
                                                                           Partner, Town Crier
                                                                           Vice President and Treasurer,
                                                                           Palmer News, Inc.
                                                                           Vice President, M/S News, Inc.
                                                                           Secretary, Kansas City Periodicals

Mark L. Morris, Jr., D.V.M.  Director**         1991 to present***         Independent Investor, Morris Co.                36
One Security Benefit Place                                                 Partner, Mark Morris Associates
Topeka, KS 66636-0001
69

Maynard F. Oliverius         Director**         1998 to present***         President & CEO, Stormont                       36
One Security Benefit Place                                                   Vail HealthCare
Topeka, KS 66636-0001
59

John D. Cleland              Chairman of the    February 2000 to present   Sr. Vice President and Managing                 36
One Security Benefit Place   Board Director*    1991 to present***           Member Representative, Security
Topeka, KS 66636-0001                                                        Management Company, LLC
67                                                                         Sr. Vice President,
                                                                             Security Benefit Group, Inc.
                                                                           Sr. Vice President,
                                                                             Security Benefit Life Insurance Co.
                                                                           Director & Vice President,
                                                                             Security Distributors, Inc.

James R. Schmank             President          February 2000 to present   President and Managing                          36
One Security Benefit Place   Director*          1997 to present***           Member Representative, Security
Topeka, KS 66636-0001                                                        Management Company, LLC
50                                                                         Sr. Vice President,
                                                                             Security Benefit Group, Inc.
                                                                           Sr. Vice President,
                                                                             Security Benefit Life Insurance Co.
                                                                           Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-888-2461.

--------------------------------------------------------------------------------

                       This page left blank intentionally.

--------------------------------------------------------------------------------

SECURITY FUNDS
OFFICERS AND DIRECTORS
----------------------

DIRECTORS
---------

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS
--------

John D. Cleland, Chairman of the Board
James R. Schmank, President
Mark Lamb, Vice President
Mark Mitchell, Vice President
Terry A. Milberger, Vice President
Cindy L. Shields, Vice President
Steven M. Bowser, Vice President
James P. Schier, Vice President
Thomas A. Swank, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer

This report is submitted for the general information of the contractholders investing in the Fund. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus of the Fund which contains details concerning sales charges and other pertinent information.

-------------------------------------------               ----------------------
[LOGO OF SECURITY DISTRIBUTORS, INC.]                       Presorted Standard
    SECURITY DISTRIBUTORS, INC.                                U.S. POSTAGE
-------------------------------------------                      P A I D
One Security Benefit Place                                    Louisville, KY
Topeka, KS 66636-0001                                         Permit No. 1051
                                                          ----------------------

SDI 425 (R6-03)                                                  46-04259-00

ITEM 2.    CODE OF ETHICS.

           Not required at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not required at this time.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not required at this time.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    RESERVED.

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
                 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

           (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.   EXHIBITS.

           (a)  (1) Not required at this time.

                (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley
                    Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

           (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    SBL FUND

                                    By:   JAMES R. SCHMANK
                                          --------------------------------------
                                          James R. Schmank, President

                                    Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:   JAMES R. SCHMANK
                                          --------------------------------------
                                          James R. Schmank, President

                                    Date: September 5, 2003

                                    By:   BRENDA M. HARWOOD
                                          --------------------------------------
                                          Brenda M. Harwood, Treasurer

                                    Date:    September 5, 2003